     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2019



                                                     REGISTRATION NOS. 033-85442
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 32                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 68                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: 212-578-9500
                     Name and Address of Agent for Service:
                       NEW ENLGAND LIFE INSURANCE COMPANY
                           C/O C T CORPORATION SYSTEM
                         155 FEDERAL STREET - SUITE 700
                                 SUFFOLK COUNTY
                          BOSTON, MASSACHUSETTS 02116
                                (617) 757-6400
                                    Copy To:
                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 20005
Approximate Date of Proposed Public Offering:
On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the supplement dated April 30, 2018 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 26, 2018.

This registration statement incorporates by reference the supplement dated May 1, 2017 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 27, 2017.

This registration statement incorporates by reference the supplement dated May 1, 2016 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 28, 2016.

This registration statement incorporates by reference the supplement dated May 1, 2015 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 29, 2015.

This registration statement incorporates by reference the supplement dated April 28, 2014 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2014.

This registration statement incorporates by reference the supplement dated April 29, 2013 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 23, 2013.

This registration statement incorporates by reference the supplement dated April 30, 2012 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 25, 2012.

This registration statement incorporates by reference the supplement dated May 1, 2011 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2011.

This registration statement incorporates by reference the supplement dated May 1, 2010 to the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 033-85442) filed April 22, 2010.

This registration statement incorporates by reference the supplement dated May 1, 2009 to the prospectuses date May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 21, 2009.

This registration statement incorporates by reference the prospectus dated April 28, 2008 and the supplements dated April 28, 2008 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.

This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 20, 2007.

This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 26, 2006.

This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2005.

This registration statement incorporates by reference the prospectus dated May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 033-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, each filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

This registration statement incorporates by reference the prospectuses dated May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed On April 27, 2000.

                           AMERICAN GROWTH SERIES - I
                     Individual Variable Annuity Contracts


          Issued By
   New England Variable Annuity Separate Account of     Annuity Administrative Office
            New England Life Insurance Company                  P.O. Box 14594
                     One Financial Center                 Des Moines, IA 50306-3594
                       Boston, MA 02111
                         (800) 435-4117

                        SUPPLEMENT DATED APRIL 29, 2019
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).

     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). The Contract is currently not available for new sales.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio (formerly Loomis Sayles Global
  Markets Portfolio)
MFS(R) Research International Portfolio
Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth
  Portfolio)
Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE(R) Index Portfolio
MetLife Russell 2000(R) Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio


     In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Eligible Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from NELICO. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

     If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NELICO electronically by contacting us at www.brighthousefinancial.com to enroll.
                                   ----------------------------

     You may elect to receive all future reports in paper free of charge. You can inform NELICO that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.

     You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2018, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, or telephoning 1-800-777-5897.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE

ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov. YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5987. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information).

     ALLOCATION OF LOAN REPAYMENTS:

     Unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.


                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

      Sales Charge Imposed on Purchase Payments.........................................           None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......            7%
                                                                                           declining annually--
                                                                                                see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law), as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                     CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE

      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)


                                                                  AMERICAN FUNDS
                                                                 BOND SUB-ACCOUNT,
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL           ALL OTHER
                                                         SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                        ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)...........   1.50%                                1.25%
      Administration Asset Charge....................   0.10%                                0.10%
                                                        ----                                 ----
       Total Variable Account Annual Expenses........   1.60%                                1.35%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving the Mortality and Expense Risk Charge in the following amounts: (a) .08% for the Subaccount investing in the Brighthouse/Wellington Large Cap Research Portfolio and (b) the amount, if any, of the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.39%       1.49%

ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.


                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.36%         0.25%      0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%         0.25%      0.04%
American Funds Growth Fund...............    0.32%         0.25%      0.02%
American Funds Growth-Income Fund........    0.26%         0.25%      0.02%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%         0.55%        --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%         0.55%      0.01%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.63%           --          0.63%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%           --          0.99%
American Funds Growth Fund...............   --          0.59%           --          0.59%
American Funds Growth-Income Fund........   --          0.53%           --          0.53%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.41%         1.02%           --          1.02%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.42%         1.04%           --          1.04%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%           --          1.02%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Brighthouse Asset Allocation 100
 Portfolio -- Class B.......................    0.07%     0.25%          0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B................    0.50%     0.25%          0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B..............    0.56%     0.25%          0.02%
Clarion Global Real Estate Portfolio --
 Class B....................................    0.61%     0.25%          0.05%
ClearBridge Aggressive Growth
 Portfolio -- Class A.......................    0.56%       --           0.02%
Harris Oakmark International
 Portfolio -- Class E.......................    0.77%     0.15%          0.04%
Invesco Small Cap Growth Portfolio --
 Class B....................................    0.85%     0.25%          0.03%
Loomis Sayles Global Allocation
 Portfolio -- Class B.......................    0.70%     0.25%          0.08%
MFS(R) Research International
 Portfolio -- Class B.......................    0.70%     0.25%          0.05%
Morgan Stanley Discovery Portfolio --
 Class B....................................    0.64%     0.25%          0.04%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%     0.25%          0.05%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%     0.25%          0.77%
PIMCO Total Return Portfolio -- Class B.....    0.48%     0.25%          0.26%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%     0.25%          0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%     0.25%          0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%     0.25%          0.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................    0.65%     0.25%          0.04%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................    0.79%       --           0.05%
BlackRock Bond Income Portfolio --
 Class A....................................    0.33%       --           0.10%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................    0.69%       --           0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................    0.35%       --           0.04%
Brighthouse Asset Allocation 20
 Portfolio -- Class B.......................    0.10%     0.25%          0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B.......................    0.06%     0.25%          --
Brighthouse Asset Allocation 60
 Portfolio -- Class B.......................    0.05%     0.25%          --



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Brighthouse Asset Allocation 100
 Portfolio -- Class B....................... 0.67%         1.00%       --            1.00%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B................ 0.01%         0.81%     0.07%           0.74%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B..............   --          0.83%     0.04%           0.79%
Clarion Global Real Estate Portfolio --
 Class B....................................   --          0.91%     0.01%           0.90%
ClearBridge Aggressive Growth
 Portfolio -- Class A.......................   --          0.58%     0.02%           0.56%
Harris Oakmark International
 Portfolio -- Class E.......................   --          0.96%     0.02%           0.94%
Invesco Small Cap Growth Portfolio --
 Class B....................................   --          1.13%     0.08%           1.05%
Loomis Sayles Global Allocation
 Portfolio -- Class B.......................   --          1.03%       --            1.03%
MFS(R) Research International
 Portfolio -- Class B.......................   --          1.00%     0.10%           0.90%
Morgan Stanley Discovery Portfolio --
 Class B....................................   --          0.93%     0.02%           0.91%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.96%     0.12%           0.84%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.49%     0.01%           1.48%
PIMCO Total Return Portfolio -- Class B.....   --          0.99%     0.03%           0.96%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.19%         0.76%       --            0.76%
SSGA Growth ETF Portfolio -- Class B........ 0.19%         0.78%       --            0.78%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --            1.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................   --          0.94%     0.09%           0.85%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................   --          0.84%     0.12%           0.72%
BlackRock Bond Income Portfolio --
 Class A....................................   --          0.43%       --            0.43%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................   --          0.72%     0.09%           0.63%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................   --          0.39%     0.03%           0.36%
Brighthouse Asset Allocation 20
 Portfolio -- Class B....................... 0.61%         0.99%     0.03%           0.96%
Brighthouse Asset Allocation 40
 Portfolio -- Class B....................... 0.62%         0.93%       --            0.93%
Brighthouse Asset Allocation 60
 Portfolio -- Class B....................... 0.63%         0.93%       --            0.93%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
Brighthouse Asset Allocation 80
 Portfolio -- Class B.........................    0.05%     0.25%            0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.........................    0.82%       --             0.04%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.........................    0.46%     0.25%            0.07%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A...........    0.70%       --             0.02%
Frontier Mid Cap Growth Portfolio --
 Class B......................................    0.71%     0.25%            0.04%
Jennison Growth Portfolio -- Class A..........    0.60%       --             0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class A.........................    0.90%       --             0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................    0.90%     0.25%            0.07%
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.03%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.05%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B......................................    0.30%     0.25%            0.08%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.06%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%            0.03%
MFS(R) Total Return Portfolio -- Class E......    0.56%     0.15%            0.06%
MFS(R) Value Portfolio -- Class A.............    0.61%       --             0.02%
Neuberger Berman Genesis Portfolio --
 Class A......................................    0.82%       --             0.03%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................    0.60%     0.25%            0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................    0.47%     0.25%            0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................    0.57%     0.25%            0.03%
Western Asset Management
 U.S. Government Portfolio -- Class A.........    0.47%       --           0.03%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
Brighthouse Asset Allocation 80
 Portfolio -- Class B......................... 0.65%         0.96%       --              0.96%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.........................   --          0.86%     0.05%             0.81%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.........................   --          0.78%       --              0.78%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A...........   --          0.72%     0.11%             0.61%
Frontier Mid Cap Growth Portfolio --
 Class B......................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class A..........   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A......................... 0.02%         0.98%     0.08%             0.90%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................   --          1.22%     0.09%             1.13%
MetLife Aggregate Bond Index
 Portfolio -- Class B.........................   --          0.53%     0.01%             0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................   --          0.55%       --              0.55%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B...................................... 0.01%         0.64%       --              0.64%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................   --          0.56%       --              0.56%
MetLife Stock Index Portfolio --
 Class B......................................   --          0.53%     0.01%             0.52%
MFS(R) Total Return Portfolio -- Class E......   --          0.77%       --              0.77%
MFS(R) Value Portfolio -- Class A.............   --          0.63%     0.06%             0.57%
Neuberger Berman Genesis Portfolio --
 Class A......................................   --          0.85%     0.01%             0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................   --          0.87%     0.05%             0.82%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................   --          0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................   --          0.85%     0.06%             0.79%
Western Asset Management
 U.S. Government Portfolio -- Class A.........   --          0.50%     0.03%             0.47%

     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.

     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,014     $1,399      $1,809      $3,155
  (b).........    $  904     $1,068      $1,257      $2,044

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $314        $899      $1,509      $3,155
  (b).........     $204        $568      $  957      $2,044

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------
NOTES:

(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.064% has been used. (See Note
      (1) to the Variable Account Accrual Expenses table.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES").


                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at One Financial Center, Boston, Massachusetts 02111.


                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


ELIGIBLE FUND                           INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ---------------------------------------   -------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                Seeks as high a level of current          Capital Research and Management
                                        income as is consistent with the          CompanySM
                                        preservation of capital.
American Funds Global Small             Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                              CompanySM
American Funds Growth Fund              Seeks growth of capital.                  Capital Research and Management
                                                                                  CompanySM
American Funds Growth-Income            Seeks long-term growth of capital         Capital Research and Management
 Fund                                   and income.                               CompanySM
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate              Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                   of income and growth of capital, with
                                        a greater emphasis on income.
Brighthouse Asset Allocation 100        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration       Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                 while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                        shareholders' capital.

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -------------------------------------------
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation          Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.
MFS(R) Research International            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Discovery Portfolio       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Morgan Stanley Investment
                                                                                   Management Inc.
Oppenheimer Global Equity Portfolio      Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond           Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio                               consistent with preservation of           Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
PIMCO Total Return Portfolio             Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                         consistent with the preservation of       Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
SSGA Growth and Income ETF               Seeks growth of capital and income.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio                Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value           Seeks high total return by investing      Brighthouse Investment Advisers, LLC
 Portfolio                               in equity securities of mid-sized         Subadviser: Victory Capital Management
                                         companies.                                Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock      Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited
BlackRock Bond Income Portfolio          Seeks a competitive total return          Brighthouse Investment Advisers, LLC
                                         primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                         fixed-income securities.
BlackRock Capital Appreciation           Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: BlackRock Advisors, LLC

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ----------------------------------------   -----------------------------------------
BlackRock Ultra-Short Term Bond          Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                               consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                         capital.
Brighthouse Asset Allocation 20          Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                               with growth of capital as a
                                         secondary objective.
Brighthouse Asset Allocation 40          Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                               income and growth of capital, with a
                                         greater emphasis on income.
Brighthouse Asset Allocation 60          Seeks a balance between a high             Brighthouse Investment Advisers, LLC
 Portfolio                               level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
Brighthouse Asset Allocation 80          Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value        Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Artisan Partners Limited
                                                                                    Partnership
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation       Brighthouse Investment Advisers, LLC
 Portfolio                               with some current income.                  Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                 of income over time and,                   Subadviser: Wellington Management
                                         secondarily, long-term capital             Company LLP
                                         appreciation and current income.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                      Brighthouse Investment Advisers, LLC
                                         appreciation.                              Subadviser: Frontier Capital Management
                                                                                    Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core             Seeks long-term capital growth from        Brighthouse Investment Advisers, LLC
 Portfolio                               investments in common stocks or            Subadviser: Loomis, Sayles & Company,
                                         other equity securities.                   L.P.
Loomis Sayles Small Cap Growth           Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: Loomis, Sayles & Company,
                                                                                    L.P.
MetLife Aggregate Bond Index             Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Bloomberg Barclays                     Subadviser: MetLife Investment Advisors,
                                         U.S. Aggregate Bond Index.                 LLC
MetLife Mid Cap Stock Index              Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.               LLC
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of          Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Advisors,
                                                                                    LLC
MetLife Russell 2000(R) Index            Seeks to track the performance of          Brighthouse Investment Advisers, LLC
 Portfolio                               the Russell 2000(R) Index.                 Subadviser: MetLife Investment Advisors,
                                                                                    LLC
MetLife Stock Index Portfolio            Seeks to track the performance of          Brighthouse Investment Advisers, LLC
                                         the Standard & Poor's 500(R)               Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.               LLC

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
------------------------------------   ---------------------------------------   -------------------------------------------
MFS(R) Total Return Portfolio          Seeks a favorable total return            Brighthouse Investment Advisers, LLC
                                       through investment in a diversified       Subadviser: Massachusetts Financial
                                       portfolio.                                Services Company
MFS(R) Value Portfolio                 Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
                                       principally of capital appreciation.      Subadviser: Neuberger Berman Investment
                                                                                 Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities          consistent with preservation of           Subadviser: Western Asset Management
 Portfolio                             capital.                                  Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio             consistent with preservation of           Subadviser: Western Asset Management
                                       capital and maintenance of liquidity.     Company

INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")


CERTAIN ELIGIBLE FUNDS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS THAT MAY BE MANAGED BY THE SAME SUB-ADVISER. THE PERFORMANCE OF THE ELIGIBLE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE OTHER FUNDS. WE MAKE NO REPRESENTATION THAT THE INVESTMENT RESULTS OF ANY OF THE ELIGIBLE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER FUND, EVEN IF THE OTHER FUND HAS THE SAME SUB-ADVISER.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. Shares classes of the Eligible Funds are listed in the Annual Eligible Fund Operating Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.


                                 THE CONTRACTS


PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all Contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TRANSFER PRIVILEGE

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
-------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. We monitor transfer activity in the following "Monitored Eligible Funds" for purposes of imposing our restrictions on frequent transfers. - In addition, we monitor transfer activity in all other Eligible Funds of the American Funds Insurance Series available under your Policy.

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Global Allocation Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.


SURRENDERS

     How to Surrender.

     You may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or larger transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

   o By fax (515) 457-4301.

   o For transfer or reallocation of future purchase payments, by Internet at http://www.brighthousefinancial.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone or fax transactions at any time in our sole discretion.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a -delay in applying the purchase payment or transaction to your Contract.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your financial representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your financial representative before submitting the form or request.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     CYBERSECURITY. -Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., -the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Variable Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant -in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

     Cybersecurity -breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

     Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk -at all times.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your

Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend your Maturity Date (subject to restrictions in your state and our established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life

Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and
 2/3 to Survivor Variable Life Income options, listed below).

       The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

----------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.


AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1/2, a federal tax penalty may apply.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's disability;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.

     Partial Annuitization. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.
3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2019, $6,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,000 for 2019. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Witholding. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


OTHER TAX ISSUES

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

     We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

     Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.

     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


                               THE FIXED ACCOUNT

     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your Contract.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277, telephoning 1-800-356-5015 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     Set forth below are accumulation unit values through December 31, 2018 for each Sub-Account of the New England Variable Annuity Separate Account. -Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.


                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
   01/01/2009 to 12/31/2009........     7.014083          8.949403               24
   01/01/2010 to 12/31/2010........     8.949403          9.903175               24
   01/01/2011 to 12/31/2011........     9.903175          9.562791                8
   01/01/2012 to 12/31/2012........     9.562791         10.710217               13
   01/01/2013 to 12/31/2013........    10.710217         12.524836               15
   01/01/2014 to 12/31/2014........    12.524836         13.104371                6
   01/01/2015 to 12/31/2015........    13.104371         12.837434                6
   01/01/2016 to 12/31/2016........    12.837434         13.654424                6
   01/01/2017 to 12/31/2017........    13.654424         15.742728                4
   01/01/2018 to 12/31/2018........    15.742728         14.860852                3
American Funds(R) Growth Allocation Sub-Account (Class C)
   01/01/2009 to 12/31/2009........     6.362008          8.413264                6
   01/01/2010 to 12/31/2010........     8.413264          9.419662                6
   01/01/2011 to 12/31/2011........     9.419662          8.853752                6
   01/01/2012 to 12/31/2012........     8.853752         10.145787                6
   01/01/2013 to 12/31/2013........    10.145787         12.523027                5
   01/01/2014 to 12/31/2014........    12.523027         13.144312                0
   01/01/2015 to 12/31/2015........    13.144312         12.870045                0
   01/01/2016 to 12/31/2016........    12.870045         13.834988                0
   01/01/2017 to 12/31/2017........    13.834988         16.563726                0
   01/01/2018 to 12/31/2018........    16.563726         15.397683                0
American Funds(R) Moderate Allocation Sub-Account (Class C)
   01/01/2009 to 12/31/2009........     7.688026          9.359536               28
   01/01/2010 to 12/31/2010........     9.359536         10.148870                8
   01/01/2011 to 12/31/2011........    10.148870         10.032209               16
   01/01/2012 to 12/31/2012........    10.032209         10.969741               18
   01/01/2013 to 12/31/2013........    10.969741         12.285930               13
   01/01/2014 to 12/31/2014........    12.285930         12.859911               13
   01/01/2015 to 12/31/2015........    12.859911         12.595355               13
   01/01/2016 to 12/31/2016........    12.595355         13.297937                6
   01/01/2017 to 12/31/2017........    13.297937         14.821083                6
   01/01/2018 to 12/31/2018........    14.821083         14.121925                6
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2009 to 12/31/2009........     1.126487          1.357765            3,487
   01/01/2010 to 12/31/2010........     1.357765          1.436166            2,800
   01/01/2011 to 12/31/2011........     1.436166          1.135377            2,289
   01/01/2012 to 12/31/2012........     1.135377          1.338697            1,977
   01/01/2013 to 12/31/2013........     1.338697          1.526017            1,715
   01/01/2014 to 12/31/2014........     1.526017          1.458820            1,543
   01/01/2015 to 12/31/2015........     1.458820          1.410903            1,411
   01/01/2016 to 12/31/2016........     1.410903          1.466842            1,224
   01/01/2017 to 12/31/2017........     1.466842          1.955927            1,144
   01/01/2018 to 12/31/2018........     1.955927          1.601313            1,040
BlackRock Bond Income Sub-Account
   01/01/2009 to 12/31/2009........     4.966947          5.364304            1,716
   01/01/2010 to 12/31/2010........     5.364304          5.733619            1,441
   01/01/2011 to 12/31/2011........     5.733619          6.028209            1,038
   01/01/2012 to 12/31/2012........     6.028209          6.395700              899
   01/01/2013 to 12/31/2013........     6.395700          6.261581              771
   01/01/2014 to 12/31/2014........     6.261581          6.615280              666
   01/01/2015 to 12/31/2015........     6.615280          6.565311              606
   01/01/2016 to 12/31/2016........     6.565311          6.679516              509
   01/01/2017 to 12/31/2017........     6.679516          6.860644              400
   01/01/2018 to 12/31/2018........     6.860644          6.743971              335

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2009 to 12/31/2009........     2.078102          2.804512            5,743
   01/01/2010 to 12/31/2010........     2.804512          3.315327            4,619
   01/01/2011 to 12/31/2011........     3.315327          2.978336            3,848
   01/01/2012 to 12/31/2012........     2.978336          3.360490            3,297
   01/01/2013 to 12/31/2013........     3.360490          4.449957            2,879
   01/01/2014 to 12/31/2014........     4.449957          4.780924            2,474
   01/01/2015 to 12/31/2015........     4.780924          5.012983            2,188
   01/01/2016 to 12/31/2016........     5.012983          4.949977            1,997
   01/01/2017 to 12/31/2017........     4.949977          6.540862            1,873
   01/01/2018 to 12/31/2018........     6.540862          6.609113            1,686
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy Large Cap
Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   01/01/2009 to 05/01/2009........     9.658126         10.080816                0
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
   01/01/2009 to 12/31/2009........     2.576484          2.552625            2,071
   01/01/2010 to 12/31/2010........     2.552625          2.518663            1,614
   01/01/2011 to 12/31/2011........     2.518663          2.484979              829
   01/01/2012 to 12/31/2012........     2.484979          2.451474              580
   01/01/2013 to 12/31/2013........     2.451474          2.418600              674
   01/01/2014 to 12/31/2014........     2.418600          2.386167              542
   01/01/2015 to 12/31/2015........     2.386167          2.354245              489
   01/01/2016 to 12/31/2016........     2.354245          2.330777              442
   01/01/2017 to 12/31/2017........     2.330777          2.320012              410
   01/01/2018 to 12/31/2018........     2.320012          2.330085              391
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2009 to 12/31/2009........     7.618288          9.882922                7
   01/01/2010 to 12/31/2010........     9.882922         11.280368                7
   01/01/2011 to 04/29/2011........    11.280368         12.233901                0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    12.197355         10.449544                5
   01/01/2012 to 12/31/2012........    10.449544         12.034607                5
   01/01/2013 to 12/31/2013........    12.034607         15.376710                5
   01/01/2014 to 12/31/2014........    15.376710         15.942485                0
   01/01/2015 to 12/31/2015........    15.942485         15.412840                0
   01/01/2016 to 12/31/2016........    15.412840         16.571411                6
   01/01/2017 to 12/31/2017........    16.571411         20.099537                6
   01/01/2018 to 12/31/2018........    20.099537         17.832755                6
Brighthouse Asset Allocation 20 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     9.558154         11.365529               14
   01/01/2010 to 12/31/2010........    11.365529         12.340288               26
   01/01/2011 to 12/31/2011........    12.340288         12.571143               26
   01/01/2012 to 12/31/2012........    12.571143         13.540123               19
   01/01/2013 to 12/31/2013........    13.540123         13.931117               25
   01/01/2014 to 12/31/2014........    13.931117         14.358933               18
   01/01/2015 to 12/31/2015........    14.358933         14.083434               17
   01/01/2016 to 12/31/2016........    14.083434         14.524017               16
   01/01/2017 to 12/31/2017........    14.524017         15.323166               17
   01/01/2018 to 12/31/2018........    15.323166         14.721864               16
Brighthouse Asset Allocation 40 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     9.084384         11.084639               18
   01/01/2010 to 12/31/2010........    11.084639         12.196578               23
   01/01/2011 to 12/31/2011........    12.196578         12.159587               21
   01/01/2012 to 12/31/2012........    12.159587         13.370615               20
   01/01/2013 to 12/31/2013........    13.370615         14.632471               35
   01/01/2014 to 12/31/2014........    14.632471         15.147446               33
   01/01/2015 to 12/31/2015........    15.147446         14.783924               32
   01/01/2016 to 12/31/2016........    14.783924         15.473622               15
   01/01/2017 to 12/31/2017........    15.473622         16.891409               10
   01/01/2018 to 12/31/2018........    16.891409         15.930297               10

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Brighthouse Asset Allocation 60 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     8.598781         10.734178               55
   01/01/2010 to 12/31/2010........    10.734178         11.985154               75
   01/01/2011 to 12/31/2011........    11.985154         11.662905               66
   01/01/2012 to 12/31/2012........    11.662905         13.029216               56
   01/01/2013 to 12/31/2013........    13.029216         15.166317               58
   01/01/2014 to 12/31/2014........    15.166317         15.718641               52
   01/01/2015 to 12/31/2015........    15.718641         15.311249               49
   01/01/2016 to 12/31/2016........    15.311249         16.179248               49
   01/01/2017 to 12/31/2017........    16.179248         18.314433               40
   01/01/2018 to 12/31/2018........    18.314433         16.960925               35
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton
Founding Strategy Sub-Account (Class B))
   01/01/2009 to 12/31/2009........     7.036062          8.923673                2
   01/01/2010 to 12/31/2010........     8.923673          9.688484                2
   01/01/2011 to 12/31/2011........     9.688484          9.390555                0
   01/01/2012 to 12/31/2012........     9.390555         10.757716                1
   01/01/2013 to 04/26/2013........    10.757716         11.583096                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy
Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.658203         13.293643                0
   01/01/2014 to 04/25/2014........    13.293643         13.242017                0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     8.112797         10.332691               51
   01/01/2010 to 12/31/2010........    10.332691         11.692655               76
   01/01/2011 to 12/31/2011........    11.692655         11.101034               68
   01/01/2012 to 12/31/2012........    11.101034         12.636476               57
   01/01/2013 to 12/31/2013........    12.636476         15.497971               55
   01/01/2014 to 12/31/2014........    15.497971         16.089416               49
   01/01/2015 to 12/31/2015........    16.089416         15.604420               49
   01/01/2016 to 12/31/2016........    15.604420         16.648450               49
   01/01/2017 to 12/31/2017........    16.648450         19.573240               45
   01/01/2018 to 12/31/2018........    19.573240         17.742924               44
Brighthouse/Artisan Mid Cap Value Sub-Account
   01/01/2009 to 12/31/2009........     2.011046          2.808727            2,728
   01/01/2010 to 12/31/2010........     2.808727          3.187943            2,098
   01/01/2011 to 12/31/2011........     3.187943          3.357827            1,677
   01/01/2012 to 12/31/2012........     3.357827          3.705570            1,414
   01/01/2013 to 12/31/2013........     3.705570          5.003290            1,237
   01/01/2014 to 12/31/2014........     5.003290          5.031330            1,058
   01/01/2015 to 12/31/2015........     5.031330          4.495167              908
   01/01/2016 to 12/31/2016........     4.495167          5.453384              767
   01/01/2017 to 12/31/2017........     5.453384          6.070150              663
   01/01/2018 to 12/31/2018........     6.070150          5.197740              606
Brighthouse/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988151          9.770311                0
   01/01/2012 to 12/31/2012........     9.770311         10.062522                1
   01/01/2013 to 12/31/2013........    10.062522         10.042820                3
   01/01/2014 to 12/31/2014........    10.042820         10.012955                4
   01/01/2015 to 12/31/2015........    10.012955          9.817193                3
   01/01/2016 to 12/31/2016........     9.817193          9.989036                3
   01/01/2017 to 12/31/2017........     9.989036          9.986689                4
   01/01/2018 to 12/31/2018........     9.986689          9.895050                3
Brighthouse/Wellington Balanced Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    32.744483         37.797645                1
   01/01/2010 to 12/31/2010........    37.797645         40.764419                0
   01/01/2011 to 12/31/2011........    40.764419         41.662360                0
   01/01/2012 to 12/31/2012........    41.662360         46.077383                0
   01/01/2013 to 12/31/2013........    46.077383         54.677267                0
   01/01/2014 to 12/31/2014........    54.677267         59.489725                1
   01/01/2015 to 12/31/2015........    59.489725         60.038781                1
   01/01/2016 to 12/31/2016........    60.038781         63.226687                1
   01/01/2017 to 12/31/2017........    63.226687         71.646228                1
   01/01/2018 to 12/31/2018........    71.646228         67.847734                1

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A)
   01/01/2009 to 12/31/2009........      2.404504         3.131078            7,105
   01/01/2010 to 12/31/2010........      3.131078         3.459797            5,661
   01/01/2011 to 12/31/2011........      3.459797         3.275792            4,470
   01/01/2012 to 12/31/2012........      3.275792         3.647302            3,841
   01/01/2013 to 12/31/2013........      3.647302         4.811084            3,296
   01/01/2014 to 12/31/2014........      4.811084         5.251368            2,807
   01/01/2015 to 12/31/2015........      5.251368         5.305078            2,387
   01/01/2016 to 12/31/2016........      5.305078         5.618369            2,031
   01/01/2017 to 12/31/2017........      5.618369         6.600267            1,817
   01/01/2018 to 12/31/2018........      6.600267         6.505565            1,560
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
   01/01/2009 to 12/31/2009........      4.932059         5.800016               31
   01/01/2010 to 12/31/2010........      5.800016         6.434971               22
   01/01/2011 to 12/31/2011........      6.434971         6.365065                5
   01/01/2012 to 12/31/2012........      6.365065         7.121518                4
   01/01/2013 to 12/31/2013........      7.121518         9.434750                4
   01/01/2014 to 12/31/2014........      9.434750        10.565327               10
   01/01/2015 to 12/31/2015........     10.565327        10.892097               12
   01/01/2016 to 12/31/2016........     10.892097        11.635551                8
   01/01/2017 to 12/31/2017........     11.635551        13.998607                8
   01/01/2018 to 12/31/2018........     13.998607        12.936657                8
Clarion Global Real Estate Sub-Account
   01/01/2009 to 12/31/2009........      9.397489        12.491898               58
   01/01/2010 to 12/31/2010........     12.491898        14.309516               45
   01/01/2011 to 12/31/2011........     14.309516        13.329326               29
   01/01/2012 to 12/31/2012........     13.329326        16.567278               27
   01/01/2013 to 12/31/2013........     16.567278        16.924657               24
   01/01/2014 to 12/31/2014........     16.924657        18.913054               22
   01/01/2015 to 12/31/2015........     18.913054        18.397919               19
   01/01/2016 to 12/31/2016........     18.397919        18.309834               14
   01/01/2017 to 12/31/2017........     18.309834        20.006097                9
   01/01/2018 to 12/31/2018........     20.006097        18.029977                7
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........      0.860176         0.781458              516
   01/01/2012 to 12/31/2012........      0.781458         0.915968              419
   01/01/2013 to 12/31/2013........      0.915968         1.318534              360
   01/01/2014 to 12/31/2014........      1.318534         1.549570              449
   01/01/2015 to 12/31/2015........      1.549570         1.470551              397
   01/01/2016 to 12/31/2016........      1.470551         1.494131              368
   01/01/2017 to 12/31/2017........      1.494131         1.749812              335
   01/01/2018 to 12/31/2018........      1.749812         1.608666              328
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge Aggressive
Growth Sub-Account II (Class B))
   01/01/2009 to 12/31/2009........    103.701265       146.155544                2
   01/01/2010 to 12/31/2010........    146.155544       157.746823                2
   01/01/2011 to 12/31/2011........    157.746823       143.892918                2
   01/01/2012 to 12/31/2012........    143.892918       173.915384                2
   01/01/2013 to 12/31/2013........    173.915384       220.975256                2
   01/01/2014 to 04/25/2014........    220.975256       230.139239                0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   01/01/2009 to 12/31/2009........      0.428705         0.582779              903
   01/01/2010 to 12/31/2010........      0.582779         0.620100              780
   01/01/2011 to 04/29/2011........      0.620100         0.659650                0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A), and before that, Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2009 to 12/31/2009........      0.477910         0.626916               75
   01/01/2010 to 12/31/2010........      0.626916         0.765639               63
   01/01/2011 to 04/29/2011........      0.765639         0.860271                0

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    27.221237         40.032187               1
   01/01/2010 to 12/31/2010........    40.032187         45.417642               1
   01/01/2011 to 12/31/2011........    45.417642         43.355948               1
   01/01/2012 to 12/31/2012........    43.355948         47.344933               0
   01/01/2013 to 12/31/2013........    47.344933         61.860279               0
   01/01/2014 to 12/31/2014........    61.860279         67.668434               0
   01/01/2015 to 12/31/2015........    67.668434         68.499629               0
   01/01/2016 to 12/31/2016........    68.499629         71.066691               0
   01/01/2017 to 12/31/2017........    71.066691         87.600063               0
   01/01/2018 to 12/31/2018........    87.600063         81.319218               0
Harris Oakmark International Sub-Account (Class E)
   01/01/2009 to 12/31/2009........     1.148507          1.759340             837
   01/01/2010 to 12/31/2010........     1.759340          2.022260             717
   01/01/2011 to 12/31/2011........     2.022260          1.713473             505
   01/01/2012 to 12/31/2012........     1.713473          2.185192             476
   01/01/2013 to 12/31/2013........     2.185192          2.816631             412
   01/01/2014 to 12/31/2014........     2.816631          2.621422             354
   01/01/2015 to 12/31/2015........     2.621422          2.471077             337
   01/01/2016 to 12/31/2016........     2.471077          2.640533             285
   01/01/2017 to 12/31/2017........     2.640533          3.400446             268
   01/01/2018 to 12/31/2018........     3.400446          2.553980             249
Invesco Small Cap Growth Sub-account
   01/01/2009 to 12/31/2009........     0.972100          1.283419              29
   01/01/2010 to 12/31/2010........     1.283419          1.597753              20
   01/01/2011 to 12/31/2011........     1.597753          1.559329               5
   01/01/2012 to 12/31/2012........     1.559329          1.818762              14
   01/01/2013 to 12/31/2013........     1.818762          2.515291              13
   01/01/2014 to 12/31/2014........     2.515291          2.677875              13
   01/01/2015 to 12/31/2015........     2.677875          2.596795              12
   01/01/2016 to 12/31/2016........     2.596795          2.854926              13
   01/01/2017 to 12/31/2017........     2.854926          3.530292              13
   01/01/2018 to 12/31/2018........     3.530292          3.167587              13
Jennison Growth Sub-Account (Class A)
   01/01/2009 to 12/31/2009........     0.346832          0.479017             384
   01/01/2010 to 12/31/2010........     0.479017          0.527548             373
   01/01/2011 to 12/31/2011........     0.527548          0.523164             331
   01/01/2012 to 12/31/2012........     0.523164          0.597583             408
   01/01/2013 to 12/31/2013........     0.597583          0.807726             239
   01/01/2014 to 12/31/2014........     0.807726          0.869062             223
   01/01/2015 to 12/31/2015........     0.869062          0.949875             308
   01/01/2016 to 12/31/2016........     0.949875          0.938734             197
   01/01/2017 to 12/31/2017........     0.938734          1.271891             150
   01/01/2018 to 12/31/2018........     1.271891          1.259138             145
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2009 to 12/31/2009........     5.523222          7.830580              21
   01/01/2010 to 12/31/2010........     7.830580          8.451565              16
   01/01/2011 to 12/31/2011........     8.451565          8.223342               8
   01/01/2012 to 04/27/2012........     8.223342          9.252734               0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.053934         14.351545               3
   01/01/2014 to 12/31/2014........    14.351545         14.650017               4
   01/01/2015 to 12/31/2015........    14.650017         14.631016               4
   01/01/2016 to 12/31/2016........    14.631016         15.124392               3
   01/01/2017 to 12/31/2017........    15.124392         18.349613               4
   01/01/2018 to 12/31/2018........    18.349613         17.126885               4
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   01/01/2009 to 12/31/2009........     7.989129         10.075432               2
   01/01/2010 to 12/31/2010........    10.075432         11.115352               4
   01/01/2011 to 12/31/2011........    11.115352         11.200656               9
   01/01/2012 to 12/31/2012........    11.200656         12.430131               5
   01/01/2013 to 04/26/2013........    12.430131         12.977080               0

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Loomis Sayles Small Cap Core Sub-Account
   01/01/2009 to 12/31/2009........    2.312600         2.971739              3,935
   01/01/2010 to 12/31/2010........    2.971739         3.738969              3,136
   01/01/2011 to 12/31/2011........    3.738969         3.710745              2,558
   01/01/2012 to 12/31/2012........    3.710745         4.193525              2,159
   01/01/2013 to 12/31/2013........    4.193525         5.835211              1,876
   01/01/2014 to 12/31/2014........    5.835211         5.973349              1,630
   01/01/2015 to 12/31/2015........    5.973349         5.805094              1,399
   01/01/2016 to 12/31/2016........    5.805094         6.830978              1,202
   01/01/2017 to 12/31/2017........    6.830978         7.767017              1,106
   01/01/2018 to 12/31/2018........    7.767017         6.813909                994
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2009 to 12/31/2009........    0.649277         0.830666                237
   01/01/2010 to 12/31/2010........    0.830666         1.076434                159
   01/01/2011 to 12/31/2011........    1.076434         1.091184                164
   01/01/2012 to 12/31/2012........    1.091184         1.193750                147
   01/01/2013 to 12/31/2013........    1.193750         1.747539                128
   01/01/2014 to 12/31/2014........    1.747539         1.740219                125
   01/01/2015 to 12/31/2015........    1.740219         1.741387                111
   01/01/2016 to 12/31/2016........    1.741387         1.821929                105
   01/01/2017 to 12/31/2017........    1.821929         2.277203                 66
   01/01/2018 to 12/31/2018........    2.277203         2.252773                 50
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond
Index Sub-Account (Class B))
   01/01/2009 to 12/31/2009........    1.446308         1.497970                720
   01/01/2010 to 12/31/2010........    1.497970         1.562025                348
   01/01/2011 to 12/31/2011........    1.562025         1.653373                282
   01/01/2012 to 12/31/2012........    1.653373         1.690212                236
   01/01/2013 to 12/31/2013........    1.690212         1.625331                168
   01/01/2014 to 12/31/2014........    1.625331         1.691381                164
   01/01/2015 to 12/31/2015........    1.691381         1.670194                152
   01/01/2016 to 12/31/2016........    1.670194         1.683063                165
   01/01/2017 to 12/31/2017........    1.683063         1.709777                119
   01/01/2018 to 12/31/2018........    1.709777         1.679112                 52
MetLife Mid Cap Stock Index Sub-Account
   01/01/2009 to 12/31/2009........    1.042930         1.407348                258
   01/01/2010 to 12/31/2010........    1.407348         1.749425                213
   01/01/2011 to 12/31/2011........    1.749425         1.688259                159
   01/01/2012 to 12/31/2012........    1.688259         1.954128                142
   01/01/2013 to 12/31/2013........    1.954128         2.560871                141
   01/01/2014 to 12/31/2014........    2.560871         2.759613                138
   01/01/2015 to 12/31/2015........    2.759613         2.651236                115
   01/01/2016 to 12/31/2016........    2.651236         3.142447                 77
   01/01/2017 to 12/31/2017........    3.142447         3.584972                 73
   01/01/2018 to 12/31/2018........    3.584972         3.129612                 73
MetLife MSCI EAFE(R) Index Sub-Account (previously Index MSCI EAFE(R) Index Sub-Account)
   01/01/2009 to 12/31/2009........    0.956529         1.210659                238
   01/01/2010 to 12/31/2010........    1.210659         1.288947                203
   01/01/2011 to 12/31/2011........    1.288947         1.110837                117
   01/01/2012 to 12/31/2012........    1.110837         1.293389                100
   01/01/2013 to 12/31/2013........    1.293389         1.550662                 84
   01/01/2014 to 12/31/2014........    1.550662         1.433981                 73
   01/01/2015 to 12/31/2015........    1.433981         1.396645                 85
   01/01/2016 to 12/31/2016........    1.396645         1.391697                 71
   01/01/2017 to 12/31/2017........    1.391697         1.710949                 73
   01/01/2018 to 12/31/2018........    1.710949         1.450230                 70
MetLife Russell 2000(R) Index Sub-Account (previously Russell 2000(R) Index Sub-Account)
   01/01/2009 to 12/31/2009........    1.171912         1.452886                211
   01/01/2010 to 12/31/2010........    1.452886         1.814392                175
   01/01/2011 to 12/31/2011........    1.814392         1.713368                140
   01/01/2012 to 12/31/2012........    1.713368         1.961596                 86
   01/01/2013 to 12/31/2013........    1.961596         2.674238                 90
   01/01/2014 to 12/31/2014........    2.674238         2.764531                 85
   01/01/2015 to 12/31/2015........    2.764531         2.604950                 67
   01/01/2016 to 12/31/2016........    2.604950         3.108757                 52
   01/01/2017 to 12/31/2017........    3.108757         3.508576                 50
   01/01/2018 to 12/31/2018........    3.508576         3.074233                 50

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Stock Index Sub-Account
   01/01/2009 to 12/31/2009........     2.776952          3.449865              180
   01/01/2010 to 12/31/2010........     3.449865          3.896822              166
   01/01/2011 to 12/31/2011........     3.896822          3.907545              142
   01/01/2012 to 12/31/2012........     3.907545          4.449638              116
   01/01/2013 to 12/31/2013........     4.449638          5.781548              100
   01/01/2014 to 12/31/2014........     5.781548          6.451175               82
   01/01/2015 to 12/31/2015........     6.451175          6.422798               72
   01/01/2016 to 12/31/2016........     6.422798          7.057947               60
   01/01/2017 to 12/31/2017........     7.057947          8.442066               30
   01/01/2018 to 12/31/2018........     8.442066          7.925891               29
MFS(R) Research International Sub-Account
   01/01/2009 to 12/31/2009........     1.033771          1.341854              344
   01/01/2010 to 12/31/2010........     1.341854          1.474851              271
   01/01/2011 to 12/31/2011........     1.474851          1.299209              198
   01/01/2012 to 12/31/2012........     1.299209          1.495845              181
   01/01/2013 to 12/31/2013........     1.495845          1.759986              154
   01/01/2014 to 12/31/2014........     1.759986          1.615714              132
   01/01/2015 to 12/31/2015........     1.615714          1.565772              149
   01/01/2016 to 12/31/2016........     1.565772          1.531254              143
   01/01/2017 to 12/31/2017........     1.531254          1.936134              133
   01/01/2018 to 12/31/2018........     1.936134          1.642697              129
MFS(R) Total Return Sub-Account (Class E)
   01/01/2009 to 12/31/2009........    36.731880         42.914039              177
   01/01/2010 to 12/31/2010........    42.914039         46.538129              147
   01/01/2011 to 12/31/2011........    46.538129         46.950508              126
   01/01/2012 to 12/31/2012........    46.950508         51.606905              107
   01/01/2013 to 12/31/2013........    51.606905         60.494994               90
   01/01/2014 to 12/31/2014........    60.494994         64.743797               79
   01/01/2015 to 12/31/2015........    64.743797         63.680021               71
   01/01/2016 to 12/31/2016........    63.680021         68.500949               63
   01/01/2017 to 12/31/2017........    68.500949         75.886537               60
   01/01/2018 to 12/31/2018........    75.886537         70.583618               53
MFS(R) Value Sub-Account (Class E) (previously MFS(R) Value Portfolio II Sub-Account (Class
E) and before that BlackRock Large Cap Value Sub-Account
(Class E))
   01/01/2009 to 12/31/2009........     0.948016          1.039840              104
   01/01/2010 to 12/31/2010........     1.039840          1.118261              103
   01/01/2011 to 12/31/2011........     1.118261          1.126767               73
   01/01/2012 to 12/31/2012........     1.126767          1.268737               57
   01/01/2013 to 12/31/2013........     1.268737          1.650853               49
   01/01/2014 to 12/31/2014........     1.650853          1.788166               48
   01/01/2015 to 12/31/2015........     1.788166          1.657155               49
   01/01/2016 to 12/31/2016........     1.657155          1.931509               71
   01/01/2017 to 12/31/2017........     1.931509          2.048876               37
   01/01/2018 to 04/30/2018........     2.048876          1.977129                0
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........     3.191840          3.737850            1,618
   01/01/2014 to 12/31/2014........     3.737850          4.086321            1,371
   01/01/2015 to 12/31/2015........     4.086321          4.025433            1,206
   01/01/2016 to 12/31/2016........     4.025433          4.542983            1,140
   01/01/2017 to 12/31/2017........     4.542983          5.289123            1,072
   01/01/2018 to 12/31/2018........     5.289123          4.693229              979
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
   01/01/2009 to 12/31/2009........     1.999940          2.404152            3,374
   01/01/2010 to 12/31/2010........     2.404152          2.717356            2,757
   01/01/2011 to 12/31/2011........     2.717356          2.516118            2,199
   01/01/2012 to 12/31/2012........     2.516118          2.873558            1,831
   01/01/2013 to 04/26/2013........     2.873558          3.166688                0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   01/01/2009 to 12/31/2009........     6.602417          8.134815                0
   01/01/2010 to 12/31/2010........     8.134815          8.910472                0
   01/01/2011 to 12/31/2011........     8.910472          8.743155                0
   01/01/2012 to 12/31/2012........     8.743155          9.825638                0
   01/01/2013 to 04/26/2013........     9.825638         10.764812                0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2009 to 12/31/2009........     0.927051          1.103678              209
   01/01/2010 to 12/31/2010........     1.103678          1.211421              156
   01/01/2011 to 12/31/2011........     1.211421          1.204841              135
   01/01/2012 to 12/31/2012........     1.204841          1.383459              131
   01/01/2013 to 04/26/2013........     1.383459          1.569158                0

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........     1.295933          1.505614              159
   01/01/2011 to 12/31/2011........     1.505614          1.382641              117
   01/01/2012 to 12/31/2012........     1.382641          1.490612              110
   01/01/2013 to 12/31/2013........     1.490612          2.044522               94
   01/01/2014 to 12/31/2014........     2.044522          2.037563               71
   01/01/2015 to 12/31/2015........     2.037563          1.909271               73
   01/01/2016 to 12/31/2016........     1.909271          1.724304               56
   01/01/2017 to 12/31/2017........     1.724304          2.380255               32
   01/01/2018 to 12/31/2018........     2.380255          2.586527               31
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2009 to 12/31/2009........     0.899628          1.185187              181
   01/01/2010 to 04/30/2010........     1.185187          1.282944                0
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2009 to 12/31/2009........     1.255554          1.401636            1,011
   01/01/2010 to 12/31/2010........     1.401636          1.681238              682
   01/01/2011 to 12/31/2011........     1.681238          1.754969              524
   01/01/2012 to 12/31/2012........     1.754969          1.904907              398
   01/01/2013 to 12/31/2013........     1.904907          2.603370              368
   01/01/2014 to 12/31/2014........     2.603370          2.568732              317
   01/01/2015 to 12/31/2015........     2.568732          2.549010              277
   01/01/2016 to 12/31/2016........     2.549010          2.984724              209
   01/01/2017 to 12/31/2017........     2.984724          3.408668              176
   01/01/2018 to 12/31/2018........     3.408668          3.137259              164
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class
B))
   01/01/2009 to 12/31/2009........     0.957591          1.292055               73
   01/01/2010 to 12/31/2010........     1.292055          1.566132               66
   01/01/2011 to 12/31/2011........     1.566132          1.463649               59
   01/01/2012 to 12/31/2012........     1.463649          1.520243               53
   01/01/2013 to 04/26/2013........     1.520243          1.648624                0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    11.925807         16.448883               16
   01/01/2010 to 12/31/2010........    16.448883         18.813115               13
   01/01/2011 to 12/31/2011........    18.813115         17.001195               13
   01/01/2012 to 12/31/2012........    17.001195         20.323634               11
   01/01/2013 to 12/31/2013........    20.323634         25.487685                6
   01/01/2014 to 12/31/2014........    25.487685         25.684603                5
   01/01/2015 to 12/31/2015........    25.684603         26.337470                5
   01/01/2016 to 12/31/2016........    26.337470         26.044328                4
   01/01/2017 to 12/31/2017........    26.044328         35.135443                4
   01/01/2018 to 12/31/2018........    35.135443         30.105538                3
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   01/01/2009 to 12/31/2009........     6.571545          8.598370                4
   01/01/2010 to 12/31/2010........     8.598370          9.132809                4
   01/01/2011 to 12/31/2011........     9.132809          8.389136                0
   01/01/2012 to 12/31/2012........     8.389136         10.114581                0
   01/01/2013 to 04/26/2013........    10.114581         10.754565                0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2009 to 12/31/2009........    11.168440         13.007420               49
   01/01/2010 to 12/31/2010........    13.007420         13.829007               43
   01/01/2011 to 12/31/2011........    13.829007         15.164120               54
   01/01/2012 to 12/31/2012........    15.164120         16.325806               51
   01/01/2013 to 12/31/2013........    16.325806         14.612945               32
   01/01/2014 to 12/31/2014........    14.612945         14.834096               28
   01/01/2015 to 12/31/2015........    14.834096         14.180026               13
   01/01/2016 to 12/31/2016........    14.180026         14.687122               12
   01/01/2017 to 12/31/2017........    14.687122         14.993200               12
   01/01/2018 to 12/31/2018........    14.993200         14.434720                8
PIMCO Total Return Sub-Account
   01/01/2009 to 12/31/2009........     1.324909          1.542806            2,274
   01/01/2010 to 12/31/2010........     1.542806          1.646486            1,866
   01/01/2011 to 12/31/2011........     1.646486          1.675954            1,601
   01/01/2012 to 12/31/2012........     1.675954          1.806648            1,516
   01/01/2013 to 12/31/2013........     1.806648          1.748282            1,197
   01/01/2014 to 12/31/2014........     1.748282          1.797141              887
   01/01/2015 to 12/31/2015........     1.797141          1.773131              820
   01/01/2016 to 12/31/2016........     1.773131          1.795007              822
   01/01/2017 to 12/31/2017........     1.795007          1.850708              765
   01/01/2018 to 12/31/2018........     1.850708          1.821559              581

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     8.585165        10.578000               37
   01/01/2010 to 12/31/2010........    10.578000        11.713478               37
   01/01/2011 to 12/31/2011........    11.713478        11.679350               37
   01/01/2012 to 12/31/2012........    11.679350        13.001985               51
   01/01/2013 to 12/31/2013........    13.001985        14.486441               17
   01/01/2014 to 12/31/2014........    14.486441        15.122826                2
   01/01/2015 to 12/31/2015........    15.122826        14.627128                2
   01/01/2016 to 12/31/2016........    14.627128        15.265682                3
   01/01/2017 to 12/31/2017........    15.265682        17.450240                3
   01/01/2018 to 12/31/2018........    17.450240        16.092588                3
SSGA Growth ETF Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     7.870891        10.024997                4
   01/01/2010 to 12/31/2010........    10.024997        11.290529               12
   01/01/2011 to 12/31/2011........    11.290529        10.902269                9
   01/01/2012 to 12/31/2012........    10.902269        12.372127               10
   01/01/2013 to 12/31/2013........    12.372127        14.412193               10
   01/01/2014 to 12/31/2014........    14.412193        14.983765                1
   01/01/2015 to 12/31/2015........    14.983765        14.441202                1
   01/01/2016 to 12/31/2016........    14.441202        15.227706                1
   01/01/2017 to 12/31/2017........    15.227706        17.974239                1
   01/01/2018 to 12/31/2018........    17.974239        16.180881                1
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     0.873753         1.233030              407
   01/01/2010 to 12/31/2010........     1.233030         1.420190              350
   01/01/2011 to 12/31/2011........     1.420190         1.382477              293
   01/01/2012 to 12/31/2012........     1.382477         1.618537              276
   01/01/2013 to 12/31/2013........     1.618537         2.215908              308
   01/01/2014 to 12/31/2014........     2.215908         2.379145              339
   01/01/2015 to 12/31/2015........     2.379145         2.593998              344
   01/01/2016 to 12/31/2016........     2.593998         2.598415              326
   01/01/2017 to 12/31/2017........     2.598415         3.421894              313
   01/01/2018 to 12/31/2018........     3.421894         3.336794              316
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account
(Class B))
   01/01/2009 to 12/31/2009........     0.352036         0.552146              151
   01/01/2010 to 12/31/2010........     0.552146         0.695587              241
   01/01/2011 to 12/31/2011........     0.695587         0.618370              173
   01/01/2012 to 12/31/2012........     0.618370         0.683961              155
   01/01/2013 to 04/26/2013........     0.683961         0.715346                0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2009 to 12/31/2009........     0.582646         0.836223              901
   01/01/2010 to 12/31/2010........     0.836223         1.053407              688
   01/01/2011 to 12/31/2011........     1.053407         1.022186              590
   01/01/2012 to 12/31/2012........     1.022186         1.146390              554
   01/01/2013 to 12/31/2013........     1.146390         1.544735              459
   01/01/2014 to 12/31/2014........     1.544735         1.718709              524
   01/01/2015 to 12/31/2015........     1.718709         1.808823              505
   01/01/2016 to 12/31/2016........     1.808823         1.895491              409
   01/01/2017 to 12/31/2017........     1.895491         2.332881              383
   01/01/2018 to 12/31/2018........     2.332881         2.250993              368
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2009 to 12/31/2009........     1.004753         1.374260               82
   01/01/2010 to 12/31/2010........     1.374260         1.825815               97
   01/01/2011 to 12/31/2011........     1.825815         1.827451               89
   01/01/2012 to 12/31/2012........     1.827451         2.089630               97
   01/01/2013 to 12/31/2013........     2.089630         2.972263               82
   01/01/2014 to 12/31/2014........     2.972263         3.127307               85
   01/01/2015 to 12/31/2015........     3.127307         3.161388               84
   01/01/2016 to 12/31/2016........     3.161388         3.477137               67
   01/01/2017 to 12/31/2017........     3.477137         4.203721               67
   01/01/2018 to 12/31/2018........     4.203721         3.865812               68
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value
Sub-Account (Class B) and before that Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2009 to 12/31/2009........     1.387940         2.023069              584
   01/01/2010 to 12/31/2010........     2.023069         2.515893              351
   01/01/2011 to 12/31/2011........     2.515893         2.316558              253
   01/01/2012 to 04/27/2012........     2.316558         2.562188                0

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value
Sub-Account (Class B))
   04/30/2012 to 12/31/2012........    2.549695         2.621960                195
   01/01/2013 to 12/31/2013........    2.621960         3.370744                181
   01/01/2014 to 12/31/2014........    3.370744         3.646234                145
   01/01/2015 to 12/31/2015........    3.646234         3.274251                128
   01/01/2016 to 12/31/2016........    3.274251         3.731185                105
   01/01/2017 to 12/31/2017........    3.731185         4.030088                 79
   01/01/2018 to 12/31/2018........    4.030088         3.572326                 75
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    1.840216         2.400522              3,530
   01/01/2010 to 12/31/2010........    2.400522         2.669730              2,815
   01/01/2011 to 12/31/2011........    2.669730         2.795757              2,266
   01/01/2012 to 12/31/2012........    2.795757         3.075143              1,965
   01/01/2013 to 12/31/2013........    3.075143         3.067073              1,680
   01/01/2014 to 12/31/2014........    3.067073         3.191466              1,406
   01/01/2015 to 12/31/2015........    3.191466         3.094606              1,230
   01/01/2016 to 12/31/2016........    3.094606         3.314310              1,059
   01/01/2017 to 12/31/2017........    3.314310         3.539008                923
   01/01/2018 to 12/31/2018........    3.539008         3.358713                728
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously
Lord Abbett Bond Debenture Sub-Account)
   01/01/2009 to 12/31/2009........    1.539848         2.077856                406
   01/01/2010 to 12/31/2010........    2.077856         2.315798                327
   01/01/2011 to 12/31/2011........    2.315798         2.386691                274
   01/01/2012 to 12/31/2012........    2.386691         2.659369                249
   01/01/2013 to 12/31/2013........    2.659369         2.833054                222
   01/01/2014 to 12/31/2014........    2.833054         2.930038                226
   01/01/2015 to 12/31/2015........    2.930038         2.827890                218
   01/01/2016 to 04/29/2016........    2.827890         2.914318                  0
Western Asset Management U.S. Government Sub-Account
   01/01/2009 to 12/31/2009........    1.694937         1.744654              2,037
   01/01/2010 to 12/31/2010........    1.744654         1.821281              1,571
   01/01/2011 to 12/31/2011........    1.821281         1.895913              1,370
   01/01/2012 to 12/31/2012........    1.895913         1.933390              1,240
   01/01/2013 to 12/31/2013........    1.933390         1.893384              1,055
   01/01/2014 to 12/31/2014........    1.893384         1.920495                987
   01/01/2015 to 12/31/2015........    1.920495         1.905574                917
   01/01/2016 to 12/31/2016........    1.905574         1.904152                847
   01/01/2017 to 12/31/2017........    1.904152         1.915030                424
   01/01/2018 to 12/31/2018........    1.915030         1.907527                338



                                                1.60% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Bond Sub-Account
   01/01/2009 to 12/31/2009........   13.845478         15.343360              38
   01/01/2010 to 12/31/2010........   15.343360         16.072959              25
   01/01/2011 to 12/31/2011........   16.072959         16.783999              19
   01/01/2012 to 12/31/2012........   16.783999         17.403721              18
   01/01/2013 to 12/31/2013........   17.403721         16.757799               9
   01/01/2014 to 12/31/2014........   16.757799         17.362262               6
   01/01/2015 to 12/31/2015........   17.362262         17.133526               7
   01/01/2016 to 12/31/2016........   17.133526         17.358019               6
   01/01/2017 to 12/31/2017........   17.358019         17.709312               6
   01/01/2018 to 12/31/2018........   17.709312         17.302455               5

                                                1.60% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Global Small Capitalization Sub-Account
   01/01/2009 to 12/31/2009........     1.585284          2.516436             538
   01/01/2010 to 12/31/2010........     2.516436          3.031619             430
   01/01/2011 to 12/31/2011........     3.031619          2.412378             321
   01/01/2012 to 12/31/2012........     2.412378          2.805424             246
   01/01/2013 to 12/31/2013........     2.805424          3.541667             224
   01/01/2014 to 12/31/2014........     3.541667          3.559431             189
   01/01/2015 to 12/31/2015........     3.559431          3.512234             159
   01/01/2016 to 12/31/2016........     3.512234          3.529014              99
   01/01/2017 to 12/31/2017........     3.529014          4.372522              89
   01/01/2018 to 12/31/2018........     4.372522          3.848873              81
American Funds Growth Sub-Account
   01/01/2009 to 12/31/2009........     9.282170         12.735065             304
   01/01/2010 to 12/31/2010........    12.735065         14.874351             201
   01/01/2011 to 12/31/2011........    14.874351         14.012637             143
   01/01/2012 to 12/31/2012........    14.012637         16.256137             125
   01/01/2013 to 12/31/2013........    16.256137         20.814004             105
   01/01/2014 to 12/31/2014........    20.814004         22.226580              87
   01/01/2015 to 12/31/2015........    22.226580         23.373902              78
   01/01/2016 to 12/31/2016........    23.373902         25.185386              61
   01/01/2017 to 12/31/2017........    25.185386         31.799544              51
   01/01/2018 to 12/31/2018........    31.799544         31.214579              46
American Funds Growth-Income Sub-Account
   01/01/2009 to 12/31/2009........     6.998060          9.038552             299
   01/01/2010 to 12/31/2010........     9.038552          9.911591             199
   01/01/2011 to 12/31/2011........     9.911591          9.576075             158
   01/01/2012 to 12/31/2012........     9.576075         11.070735             139
   01/01/2013 to 12/31/2013........    11.070735         14.544951             137
   01/01/2014 to 12/31/2014........    14.544951         15.836328             121
   01/01/2015 to 12/31/2015........    15.836328         15.811666             104
   01/01/2016 to 12/31/2016........    15.811666         17.353479              70
   01/01/2017 to 12/31/2017........    17.353479         20.901544              66
   01/01/2018 to 12/31/2018........    20.901544         20.200397              63

NAME CHANGES TO ELIGIBLE FUNDS

Effective April 29, 2019
Brighthouse Fund Trust I: Morgan Stanley Mid Cap Growth Portfolio changed its name to Morgan Stanley Discovery Portfolio.
Brighthouse Fund Trust I: Loomis Sayles Global Markets Portfolio changed its name to Loomis Sayles Global Allocation Portfolio


DISCONTINUED ELIGIBLE FUNDS

Effective as of April 30, 3018:
Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.

Effective as of May 1, 2016:
Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

Effective as of April 28, 2014:
Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
ClearBridge Aggressive Growth Portfolio (Class A); and
Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts


              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117


                                 APRIL 29, 2019


     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in the Eligible Funds. The Contract currently is not available for new sales.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio

Loomis Sayles Global Allocation Portfolio (formerly Loomis Sayles Global
  Markets Portfolio)

MFS(R) Research International Portfolio

Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth
  Portfolio)

Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio

Victory Sycamore Mid Cap Value Portfolio


BRIGHTHOUSE FUNDS TRUST II

Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Balanced Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE(R) Index Portfolio
MetLife Russell 2000(R) Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio



     In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Eligible Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from NELICO. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

     If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NELICO electronically by contacting us at www.brighthousefinancial.com to enroll.
                                   ----------------------------

     You may elect to receive all future reports in paper free of charge. You can inform NELICO that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.

     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 2018. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-71 of the prospectus. For a free copy of the SAI, write or call Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277, 1-800-777-5897 or visit our website at www.brighthousefinancial.com.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                 APRIL 30, 2018

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS




                                                                                      PAGE
                                                                                     -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...................................   A-5
HIGHLIGHTS..........................................................................   A-6
EXPENSE TABLE.......................................................................   A-9
THE COMPANY.........................................................................  A-14
THE VARIABLE ACCOUNT................................................................  A-14
   Certain Payments We Receive with Regard to the Eligible Funds....................  A-14
   Investments of the Variable Account..............................................  A-15
   Share Classes of the Eligible Funds..............................................  A-19
   Substitution of Investments......................................................  A-19
GUARANTEED OPTION...................................................................  A-19
THE CONTRACTS.......................................................................  A-19
   Purchase Payments................................................................  A-20
   Ten-Day Right to Review..........................................................  A-20
   Employee Version.................................................................  A-21
   Allocation of Purchase Payments..................................................  A-21
   State Variations.................................................................  A-21
   Contract Value and Accumulation Unit Value.......................................  A-21
   Payment on Death Prior to Annuitization..........................................  A-22
      Beneficiary Continuation......................................................  A-23
      Special Options for Spouses...................................................  A-24
   Transfer Privilege...............................................................  A-24
   Dollar Cost Averaging............................................................  A-27
   Asset Rebalancing................................................................  A-28
   Surrenders.......................................................................  A-28
   Systematic Withdrawals...........................................................  A-30
   Loan Provision for Certain Tax Benefited Retirement Plans........................  A-30
   Suspension of Payments...........................................................  A-31
   Ownership Rights.................................................................  A-31
   Requests and Elections...........................................................  A-32
   Confirming Transactions..........................................................  A-34
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUCTIONS.......  A-34
   Administration Contract Charge...................................................  A-34
   Administration Asset Charge......................................................  A-35
   Mortality and Expense Risk Charge................................................  A-35
   Contingent Deferred Sales Charge.................................................  A-35
   Premium and Other Tax Charge.....................................................  A-37
   Other Expenses...................................................................  A-38
ANNUITY PAYMENTS....................................................................  A-38
   Election of Annuity..............................................................  A-38
   Annuity Options..................................................................  A-39
   Amount of Variable Annuity Payments..............................................  A-41
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS......................................  A-41
FEDERAL INCOME TAX CONSIDERATIONS...................................................  A-42
   Taxation of Non-Qualified Contracts..............................................  A-42
   Taxation of Qualified Contracts..................................................  A-45
   Other Tax Issues.................................................................  A-47
   Possible Tax Law Changes.........................................................  A-49

                                                                      PAGE
                                                                     -----
VOTING RIGHTS.......................................................  A-49
DISTRIBUTION OF THE CONTRACTS.......................................  A-49
THE FIXED ACCOUNT...................................................  A-50
   Contract Value and Fixed Account Transactions....................  A-51
INVESTMENT PERFORMANCE INFORMATION..................................  A-51
   Yields...........................................................  A-51
   Standard Return..................................................  A-52
   Non-Standard Return..............................................  A-52
   Other Performance................................................  A-52
LEGAL PROCEEDINGS...................................................  A-52
FINANCIAL STATEMENTS................................................  A-53
ACCUMULATION UNIT VALUES (Condensed Financial Information)..........  A-54
APPENDIX A: Consumer Tips...........................................  A-66
APPENDIX B: Contingent Deferred Sales Charge........................  A-67
APPENDIX C: Premium Tax.............................................  A-68
APPENDIX D: Exchanged Contracts.....................................  A-69
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........  A-71

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY ADMINISTRATIVE OFFICE. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your financial representative.


PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the
Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     Any Code reference to "spouse" includes those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED
                                    ----
ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states

   o mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account's daily net assets

   o administration asset charge equal to an annual rate of 0.10% of the Variable Account's daily net assets

   o annual contract administration charge equal to the lesser of $30 and 2% of contract value

   o a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law).

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.) If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. There is no death benefit after annuitization, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information). The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full surrender.


SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.


REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see "Premium Tax Charge" for more information).


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments.........................................          None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......           7%
                                                                                           declining annually
                                                                                               see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                  CHARGE
------------------------------   -------
      0.......................   7%
      1.......................   6%
      2.......................   5%
      3.......................   4%
      4.......................   3%
      5.......................   2%
      6.......................   1%
      7 and thereafter........   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUB-ACCOUNTS)


                                                                 AMERICAN FUNDS
                                                                BOND SUB-ACCOUNT,
                                                              AMERICAN FUNDS GROWTH
                                                           SUB-ACCOUNT, AMERICAN FUNDS
                                                          GROWTH-INCOME SUB-ACCOUNT AND
                                                              AMERICAN FUNDS GLOBAL           ALL OTHER
                                                        SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                       ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)..........   1.55%                                1.30%
      Administration Asset Charge...................   0.10%                                0.10%
                                                       ----                                 ----
      Total Variable Account Annual Expenses........   1.65%                                1.40%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2)   We are waiving the following amounts of the Mortality and Expense Risk
   Charge: 0.08% for the Subaccount investing in Brighthouse/ Wellington Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio (Class B).

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.39%       1.49%



ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.36%     0.25%          0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%     0.25%          0.04%
American Funds Growth Fund...............    0.32%     0.25%          0.02%
American Funds Growth-Income Fund........    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%     0.55%            --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
Brighthouse Asset Allocation 100
 Portfolio -- Class B....................    0.07%     0.25%          0.01%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B.............    0.50%     0.25%          0.05%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........    0.56%     0.25%          0.02%
Clarion Global Real Estate Portfolio --
 Class B.................................    0.61%     0.25%          0.05%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................    0.56%       --           0.02%
Harris Oakmark International
 Portfolio -- Class E....................    0.77%     0.15%          0.04%
Invesco Small Cap Growth Portfolio --
 Class B.................................    0.85%     0.25%          0.03%
Loomis Sayles Global Allocation
 Portfolio -- Class B....................    0.70%     0.25%          0.08%
MFS(R) Research International
 Portfolio -- Class B....................    0.70%     0.25%          0.05%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.63%       --              0.63%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%       --              0.99%
American Funds Growth Fund...............   --          0.59%       --              0.59%
American Funds Growth-Income Fund........   --          0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.41%         1.02%       --              1.02%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.42%         1.04%       --              1.04%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%       --              1.02%
Brighthouse Asset Allocation 100
 Portfolio -- Class B.................... 0.67%         1.00%       --              1.00%
Brighthouse/Franklin Low Duration Total
 Return Portfolio -- Class B............. 0.01%         0.81%     0.07%             0.74%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B...........   --          0.83%     0.04%             0.79%
Clarion Global Real Estate Portfolio --
 Class B.................................   --          0.91%     0.01%             0.90%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................   --          0.58%     0.02%             0.56%
Harris Oakmark International
 Portfolio -- Class E....................   --          0.96%     0.02%             0.94%
Invesco Small Cap Growth Portfolio --
 Class B.................................   --          1.13%     0.08%             1.05%
Loomis Sayles Global Allocation
 Portfolio -- Class B....................   --          1.03%       --              1.03%
MFS(R) Research International
 Portfolio -- Class B....................   --          1.00%     0.10%             0.90%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Morgan Stanley Discovery Portfolio --
 Class B....................................    0.64%     0.25%          0.04%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%     0.25%          0.05%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%     0.25%          0.77%
PIMCO Total Return Portfolio -- Class B.....    0.48%     0.25%          0.26%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.31%     0.25%          0.01%
SSGA Growth ETF Portfolio -- Class B........    0.32%     0.25%          0.02%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%     0.25%          0.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................    0.65%     0.25%          0.04%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................    0.79%       --           0.05%
BlackRock Bond Income Portfolio --
 Class A....................................    0.33%       --           0.10%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................    0.69%       --           0.03%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................    0.35%       --           0.04%
Brighthouse Asset Allocation 20
 Portfolio -- Class B.......................    0.10%     0.25%          0.03%
Brighthouse Asset Allocation 40
 Portfolio -- Class B.......................    0.06%     0.25%            --
Brighthouse Asset Allocation 60
 Portfolio -- Class B.......................    0.05%     0.25%            --
Brighthouse Asset Allocation 80
 Portfolio -- Class B.......................    0.05%     0.25%          0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.......................    0.82%       --           0.04%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.......................    0.46%     0.25%          0.07%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A.........    0.70%       --           0.02%
Frontier Mid Cap Growth Portfolio --
 Class B....................................    0.71%     0.25%          0.04%
Jennison Growth Portfolio -- Class A........    0.60%       --           0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class A.......................    0.90%       --           0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................    0.90%     0.25%          0.07%
MetLife Aggregate Bond Index
 Portfolio -- Class B.......................    0.25%     0.25%          0.03%



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Morgan Stanley Discovery Portfolio --
 Class B....................................   --          0.93%     0.02%             0.91%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.96%     0.12%             0.84%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          1.49%     0.01%             1.48%
PIMCO Total Return Portfolio -- Class B.....   --          0.99%     0.03%             0.96%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.19%         0.76%       --              0.76%
SSGA Growth ETF Portfolio -- Class B........ 0.19%         0.78%       --              0.78%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.......................   --          0.94%     0.09%             0.85%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.......................   --          0.84%     0.12%             0.72%
BlackRock Bond Income Portfolio --
 Class A....................................   --          0.43%       --              0.43%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................   --          0.72%     0.09%             0.63%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.......................   --          0.39%     0.03%             0.36%
Brighthouse Asset Allocation 20
 Portfolio -- Class B....................... 0.61%         0.99%     0.03%             0.96%
Brighthouse Asset Allocation 40
 Portfolio -- Class B....................... 0.62%         0.93%       --              0.93%
Brighthouse Asset Allocation 60
 Portfolio -- Class B....................... 0.63%         0.93%       --              0.93%
Brighthouse Asset Allocation 80
 Portfolio -- Class B....................... 0.65%         0.96%       --              0.96%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A.......................   --          0.86%     0.05%             0.81%
Brighthouse/Wellington Balanced
 Portfolio -- Class B.......................   --          0.78%       --              0.78%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A.........   --          0.72%     0.11%             0.61%
Frontier Mid Cap Growth Portfolio --
 Class B....................................   --          1.00%     0.02%             0.98%
Jennison Growth Portfolio -- Class A........   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A....................... 0.02%         0.98%     0.08%             0.90%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................   --          1.22%     0.09%             1.13%
MetLife Aggregate Bond Index
 Portfolio -- Class B.......................   --          0.53%     0.01%             0.52%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.05%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B......................................    0.30%     0.25%            0.08%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................    0.25%     0.25%            0.06%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%            0.03%
MFS(R) Total Return Portfolio -- Class E......    0.56%     0.15%            0.06%
MFS(R) Value Portfolio -- Class A.............    0.61%       --             0.02%
Neuberger Berman Genesis Portfolio --
 Class A......................................    0.82%       --             0.03%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................    0.60%     0.25%            0.02%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................    0.47%     0.25%            0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................    0.57%     0.25%            0.03%
Western Asset Management
 U.S. Government Portfolio -- Class A.........    0.47%       --           0.03%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................   --          0.55%       --              0.55%
MetLife MSCI EAFE(R) Index Portfolio --
 Class B...................................... 0.01%         0.64%       --              0.64%
MetLife Russell 2000(R) Index
 Portfolio -- Class B.........................   --          0.56%       --              0.56%
MetLife Stock Index Portfolio --
 Class B......................................   --          0.53%     0.01%             0.52%
MFS(R) Total Return Portfolio -- Class E......   --          0.77%       --              0.77%
MFS(R) Value Portfolio -- Class A.............   --          0.63%     0.06%             0.57%
Neuberger Berman Genesis Portfolio --
 Class A......................................   --          0.85%     0.01%             0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................   --          0.87%     0.05%             0.82%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................   --          0.75%       --              0.75%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B......................................   --          0.85%     0.06%             0.79%
Western Asset Management
 U.S. Government Portfolio -- Class A.........   --          0.50%     0.03%             0.47%



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,019     $1,414      $1,834      $3,202
  (b).........    $  909     $1,083      $1,282      $2,097

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $319        $914      $1,534      $3,202
  (b).........     $209        $583      $  982      $2,097


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------
NOTES:

(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.087% has been used. See Note
      (1) to the Variable Account Annual Expenses table.


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (See "ACCUMULATION UNIT VALUES (Condensed Financial Information)").

                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are currently subject to the laws of The Commonwealth of Massachusetts. We are authorized to operate in all 50 states, and the District of Columbia. We are an indirect, wholly owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at One Financial Center, Boston, Massachusetts 02111.



                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, "Brighthouse Advisers") or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, Brighthouse Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Advisers, which is formed as a "limited liability company". Our ownership interest in Brighthouse Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser. Also, in selecting your Eligible Funds, you should be aware that certain Eligible Funds may have similar investment objectives but differ with respect to fees and charges.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus before investing. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                 Seeks as high a level of current          Capital Research and Management
                                         income as is consistent with the          CompanySM
                                         preservation of capital.
American Funds Global Small              Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                               CompanySM
American Funds Growth Fund               Seeks growth of capital.                  Capital Research and Management
                                                                                   CompanySM
American Funds Growth-Income             Seeks long-term growth of capital         Capital Research and Management
 Fund                                    and income.                               CompanySM
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced               Seeks a balance between a high            Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
American Funds(R) Moderate               Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio                    of income and growth of capital, with
                                         a greater emphasis on income.
Brighthouse Asset Allocation 100         Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Franklin Low Duration        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Total Return Portfolio                  while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                         shareholders' capital.
Brighthouse/Wellington Large Cap         Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Research Portfolio                      appreciation.                             Subadviser: Wellington Management
                                                                                   Company LLP
Clarion Global Real Estate Portfolio     Seeks total return through                Brighthouse Investment Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   Brighthouse Investment Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation          Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.
MFS(R) Research International            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Massachusetts Financial
                                                                                   Services Company

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
-------------------------------------   ----------------------------------------   -------------------------------------------
Morgan Stanley Discovery Portfolio      Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: Morgan Stanley Investment
                                                                                   Management Inc.
Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                 Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
PIMCO Total Return Portfolio            Seeks maximum total return,                Brighthouse Investment Advisers, LLC
                                        consistent with the preservation of        Subadviser: Pacific Investment
                                        capital and prudent investment             Management Company LLC
                                        management.
SSGA Growth and Income ETF              Seeks growth of capital and income.        Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio               Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
                                                                                   Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value          Seeks high total return by investing       Brighthouse Investment Advisers, LLC
 Portfolio                              in equity securities of mid-sized          Subadviser: Victory Capital Management
                                        companies.                                 Inc.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock     Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited
BlackRock Bond Income Portfolio         Seeks a competitive total return           Brighthouse Investment Advisers, LLC
                                        primarily from investing in                Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond         Seeks a high level of current income       Brighthouse Investment Advisers, LLC
 Portfolio                              consistent with preservation of            Subadviser: BlackRock Advisors, LLC
                                        capital.
Brighthouse Asset Allocation 20         Seeks a high level of current income,      Brighthouse Investment Advisers, LLC
 Portfolio                              with growth of capital as a
                                        secondary objective.
Brighthouse Asset Allocation 40         Seeks high total return in the form of     Brighthouse Investment Advisers, LLC
 Portfolio                              income and growth of capital, with a
                                        greater emphasis on income.
Brighthouse Asset Allocation 60         Seeks a balance between a high             Brighthouse Investment Advisers, LLC
 Portfolio                              level of current income and growth
                                        of capital, with a greater emphasis
                                        on growth of capital.
Brighthouse Asset Allocation 80         Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value       Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                         Subadviser: Artisan Partners Limited
                                                                                   Partnership

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------   --------------------------------------   -------------------------------------------
Brighthouse/Wellington Balanced          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio                               with some current income.                Subadviser: Wellington Management
                                                                                  Company LLP
Brighthouse/Wellington Core Equity       Seeks to provide a growing stream        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                 of income over time and,                 Subadviser: Wellington Management
                                         secondarily, long-term capital           Company LLP
                                         appreciation and current income.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                    Brighthouse Investment Advisers, LLC
                                         appreciation.                            Subadviser: Frontier Capital Management
                                                                                  Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core             Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio                               investments in common stocks or          Subadviser: Loomis, Sayles & Company,
                                         other equity securities.                 L.P.
Loomis Sayles Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: Loomis, Sayles & Company,
                                                                                  L.P.
MetLife Aggregate Bond Index             Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Bloomberg Barclays                   Subadviser: MetLife Investment Advisors,
                                         U.S. Aggregate Bond Index.               LLC
MetLife Mid Cap Stock Index              Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Standard & Poor's MidCap 400(R)      Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MetLife MSCI EAFE(R) Index Portfolio     Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the MSCI EAFE(R) Index.                  Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Russell 2000(R) Index            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
 Portfolio                               the Russell 2000(R) Index.               Subadviser: MetLife Investment Advisors,
                                                                                  LLC
MetLife Stock Index Portfolio            Seeks to track the performance of        Brighthouse Investment Advisers, LLC
                                         the Standard & Poor's 500(R)             Subadviser: MetLife Investment Advisors,
                                         Composite Stock Price Index.             LLC
MFS(R) Total Return Portfolio            Seeks a favorable total return           Brighthouse Investment Advisers, LLC
                                         through investment in a diversified      Subadviser: Massachusetts Financial
                                         portfolio.                               Services Company
MFS(R) Value Portfolio                   Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
Neuberger Berman Genesis Portfolio       Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
                                         principally of capital appreciation.     Subadviser: Neuberger Berman Investment
                                                                                  Advisers LLC
T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth           Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio                                                                        Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management                 Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Strategic Bond Opportunities            consistent with preservation of          Subadviser: Western Asset Management
 Portfolio                               capital.                                 Company

ELIGIBLE FUND                  INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
----------------------------   ---------------------------------------   -------------------------------------
Western Asset Management       Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio     consistent with preservation of           Subadviser: Western Asset Management
                               capital and maintenance of liquidity.     Company

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Ultra-Short Term Bond Subaccount.


                               GUARANTEED OPTION

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.


                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, the maximum total purchase payments for all contracts is $1,000,000, without prior approval from us. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     IN ADDITION, NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A SUBSEQUENT PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TEN-DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your

Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.


EMPLOYEE VERSION

     We may also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, or the right to assess transfer fees. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk. After annuitization, there is no death benefit, however, depending on the annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payment) will be paid to your Beneficiary (see "Annuity Payments" for more information).

     The Contract's Death Proceeds at any time will be the greater of:

       (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

       (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

       (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

       (2) the Contract Value on the date of recalculation.

     The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each  contract anniversary.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is
              $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.
              Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of
              5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].
              Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.

--------------------------------------------------------------------------------

     OPTIONS FOR DEATH PROCEEDS. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary and the beneficiary must be a natural person. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in one sum, either by check or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.


     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.

     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

     Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of gender.


TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."
--------------------------------------------------------------------------------
     Transfers During the Accumulation Phase. We currently do not charge a
     ----------------------------------------
 transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. We reserve the right to restrict your
     -----------------------------------
 transfers to one per Contract Year. Currently, we do not impose this limit.
 The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series
     during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of
     Additional  Information.
--------------------------------------------------------------------------------

     We may be required to suspend the right to transfers in certain circumstances (see "THE CONTRACTS--Suspension of Payments").

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently, we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in those Monitored Funds:

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio

     Loomis Sayles Global Allocation Portfolio

     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments." Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     GUARANTEED ACCOUNT. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

   o Certain rules and limitations may apply to the purchase payments you can allocate.

   o Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     We will also terminate the program when we receive notice of your death.

     Contact your agent for more information.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

   o any applicable Contingent Deferred Sales Charge;

   o a pro rata portion of the Administration Contract Charge (on a full surrender only);

   o a premium tax charge (in certain states only); and

   o any outstanding loan plus accrued interest (on a full surrender only).

     See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     RESTRICTIONS. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

     The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

     Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

You must submit a request to our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death; provided, however,
                                                          ------------------
that you may submit a written surrender request any time prior to the Maturity Date that indicates that the surrender should be processed as of the Maturity Date. Solely for the purpose of calculating and processing such a surrender request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at our Annuity Administrative Office on or before the Maturity Date.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     AMOUNT OF SURRENDER. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in "Contingent Deferred Sales Charge" (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.


LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS"--Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (see also, "Abandoned Property Requirements" below)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your financial representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

   o By fax (515) 457-4301

   o For transfers or reallocation of future purchase payments, by Internet at www.brighthousefinancial.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.

     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your financial representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.

     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Variable Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

     Cybersecurity breaches may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

     Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Administration Contract Charge

   o Administration Asset Charge

   o Mortality and Expense Risk Charge

   o Contingent Deferred Sales Charge

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in
                                          --
net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.


MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.


CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                  CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                             10% OF
                                                                          BEGINNING OF   MAXIMUM FREE
                        AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                      OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                     ------------------ --------------- --------------- --------------- -------------
 Situation 1........       $12,500          $14,000          $4,000          $1,250         $4,000
 Situation 2........       $11,000          $10,000          $    0          $1,100         $1,100

--------------------------------------------------------------------------------

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another
              $10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                                                  10% OF
                                                                                               BEGINNING OF   MAXIMUM FREE
                                             AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                           OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                          ------------------ --------------- --------------- --------------- -------------
 Situation 1: $7,000 partial surrender on
  12/1/12................................       $22,000          $25,000          $5,000          $2,200         $5,000

     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                                        10% OF
                                                                                                     BEGINNING OF   MAXIMUM FREE
                                                   AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                                 OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                                ------------------ --------------- --------------- --------------- -------------
 Situation 2: $25,000 surrender on 1/1/14......       $30,000          $33,000         $13,000          $3,000        $13,000

     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.
--------------------------------------------------------------------------------

     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE. No Contingent Deferred Sales Charge will apply:

   o After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

   o On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

   o If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


PREMIUM AND OTHER TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is subject to ordinary income tax and, if made prior to age 59 1/2, a federal tax penalty may apply.


     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person, e.g., a corporation, partnership, trust (other than a trust holding the contract as an agent of a natural person), or other entity owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may generally require treating the primary Beneficiary as the Owner thereby commencing payments earlier than expected impacting the usefulness of the death benefits.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;


   o attributable to the taxpayer's disability;


   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or


   o under certain immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.


     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


     Once annuity payments commence, you may not be able to transfer to another non-qualified annuity contract as part of a tax-free section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.

     Partial Annuitization. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
----------------------------------
       on the lesser of

       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly or qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2019, $6,000 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $13,000 for 2019. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE

AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Witholding. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


OTHER TAX ISSUES


     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with Our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution and sale of the Contracts. Prior to March 6, 2017, the distributor of the Contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly-owned subsidiaries of BHF. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Distributor enters into selling agreements with unaffiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

     We pay commissions to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

     Each of the Eligible Funds make payments to the Company and/or Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund.

     Selling firms receive commission payments for the products they sell and service. With respect to the Contract, these payments are up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of these payments may be returned if the Contract is not continued through the first Contract Year. Commissions may also be paid if the Contract is annuitized. The amount of commissions payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Selling firm representatives and their managers may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


                               THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, unless you request otherwise, any Contract loan repayment will be allocated to the sub-accounts of the Variable Account and the Fixed Account according to the allocation instructions we have on file from you.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.


                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.


YIELDS

     The current yield of the BlackRock Ultra-Short Term Bond Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the BlackRock Ultra-Short Term Bond Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.


OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC at 11225 North Community House Road, Charlotte, NC 28277 or telephoning 1-800-777-5897 or visiting our website at www.brighthousefinancial.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     Set forth below are accumulation unit values through December 31, 2017 for each Sub-Account of the New England Variable Annuity Separate Account. -Certain Sub-Accounts are subject to a reduced Mortality and Expense Risk Charge. Please see "EXPENSE TABLE--Variable Account Annual Expenses" for more information.



                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
   01/01/2009 to 12/31/2009........     7.011667          8.941853               86
   01/01/2010 to 12/31/2010........     8.941853          9.889880               79
   01/01/2011 to 12/31/2011........     9.889880          9.545193               71
   01/01/2012 to 12/31/2012........     9.545193         10.685140               62
   01/01/2013 to 12/31/2013........    10.685140         12.489271               66
   01/01/2014 to 12/31/2014........    12.489271         13.060633               62
   01/01/2015 to 12/31/2015........    13.060633         12.788193               59
   01/01/2016 to 12/31/2016........    12.788193         13.595256               22
   01/01/2017 to 12/31/2017........    13.595256         15.666705               36
   01/01/2018 to 12/31/2018........    15.666705         14.781656               30
American Funds(R) Growth Allocation Sub-Account (Class C)
   01/01/2009 to 12/31/2009........     6.359814          8.406163                7
   01/01/2010 to 12/31/2010........     8.406163          9.407014                7
   01/01/2011 to 12/31/2011........     9.407014          8.837455                8
   01/01/2012 to 12/31/2012........     8.837455         10.122028               17
   01/01/2013 to 12/31/2013........    10.122028         12.487463               18
   01/01/2014 to 12/31/2014........    12.487463         13.100436                7
   01/01/2015 to 12/31/2015........    13.100436         12.820674                5
   01/01/2016 to 12/31/2016........    12.820674         13.775033                6
   01/01/2017 to 12/31/2017........    13.775033         16.483735                6
   01/01/2018 to 12/31/2018........    16.483735         15.315622                6
American Funds(R) Moderate Allocation Sub-Account (Class C)
   01/01/2009 to 12/31/2009........     7.685380          9.351642               45
   01/01/2010 to 12/31/2010........     9.351642         10.135248               86
   01/01/2011 to 12/31/2011........    10.135248         10.013751               50
   01/01/2012 to 12/31/2012........    10.013751         10.944060               41
   01/01/2013 to 12/31/2013........    10.944060         12.251046               40
   01/01/2014 to 12/31/2014........    12.251046         12.816991               26
   01/01/2015 to 12/31/2015........    12.816991         12.547047               25
   01/01/2016 to 12/31/2016........    12.547047         13.240317               19
   01/01/2017 to 12/31/2017........    13.240317         14.749515               19
   01/01/2018 to 12/31/2018........    14.749515         14.046671               17
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2009 to 12/31/2009........     1.116569          1.345138            6,866
   01/01/2010 to 12/31/2010........     1.345138          1.422100            5,890
   01/01/2011 to 12/31/2011........     1.422100          1.123696            4,692
   01/01/2012 to 12/31/2012........     1.123696          1.324259            4,001
   01/01/2013 to 12/31/2013........     1.324259          1.508805            3,475
   01/01/2014 to 12/31/2014........     1.508805          1.441645            3,035
   01/01/2015 to 12/31/2015........     1.441645          1.393596            2,735
   01/01/2016 to 12/31/2016........     1.393596          1.448124            2,392
   01/01/2017 to 12/31/2017........     1.448124          1.930007            2,132
   01/01/2018 to 12/31/2018........     1.930007          1.579299            1,946
BlackRock Bond Income Sub-Account
   01/01/2009 to 12/31/2009........     4.904357          5.294063            3,281
   01/01/2010 to 12/31/2010........     5.294063          5.655715            2,710
   01/01/2011 to 12/31/2011........     5.655715          5.943342            2,157
   01/01/2012 to 12/31/2012........     5.943342          6.302492            1,868
   01/01/2013 to 12/31/2013........     6.302492          6.167246            1,553
   01/01/2014 to 12/31/2014........     6.167246          6.512361            1,341
   01/01/2015 to 12/31/2015........     6.512361          6.459941            1,180
   01/01/2016 to 12/31/2016........     6.459941          6.569029            1,001
   01/01/2017 to 12/31/2017........     6.569029          6.743801              899
   01/01/2018 to 12/31/2018........     6.743801          6.625785              755

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2009 to 12/31/2009........     2.063421          2.783308           11,689
   01/01/2010 to 12/31/2010........     2.783308          3.288619           10,022
   01/01/2011 to 12/31/2011........     3.288619          2.952869            8,354
   01/01/2012 to 12/31/2012........     2.952869          3.330083            7,031
   01/01/2013 to 12/31/2013........     3.330083          4.407490            6,061
   01/01/2014 to 12/31/2014........     4.407490          4.732933            4,886
   01/01/2015 to 12/31/2015........     4.732933          4.960183            4,182
   01/01/2016 to 12/31/2016........     4.960183          4.895394            3,797
   01/01/2017 to 12/31/2017........     4.895394          6.465517            3,446
   01/01/2018 to 12/31/2018........     6.465517          6.529699            3,131
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy Large Cap
Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   01/01/2009 to 05/01/2009........     9.598675         10.017096                0
BlackRock Ultra-Short Term Bon Sub-Account (previously BlackRock Money Market Sub-Account)
   01/01/2009 to 12/31/2009........     2.544015          2.519198            4,698
   01/01/2010 to 12/31/2010........     2.519198          2.484438            3,301
   01/01/2011 to 12/31/2011........     2.484438          2.449991            2,411
   01/01/2012 to 12/31/2012........     2.449991          2.415744            1,944
   01/01/2013 to 12/31/2013........     2.415744          2.382158            1,551
   01/01/2014 to 12/31/2014........     2.382158          2.349039            1,224
   01/01/2015 to 12/31/2015........     2.349039          2.316456              922
   01/01/2016 to 12/31/2016........     2.316456          2.292219              798
   01/01/2017 to 12/31/2017........     2.292219          2.280496              802
   01/01/2018 to 12/31/2018........     2.280496          2.289246              731
Brighthouse Asset Allocation 100 Sub-Account (Class A) (previously MetLife Aggressive
Allocation Sub-Account)
   01/01/2009 to 12/31/2009........     7.604288          9.859832               38
   01/01/2010 to 12/31/2010........     9.859832         11.248397               23
   01/01/2011 to 04/29/2011........    11.248397         12.197241                0
Brighthouse Asset Allocation 100 Sub-Account (Class B)
   05/02/2011 to 12/31/2011........    12.160754         10.414730               23
   01/01/2012 to 12/31/2012........    10.414730         11.988490               27
   01/01/2013 to 12/31/2013........    11.988490         15.310139               26
   01/01/2014 to 12/31/2014........    15.310139         15.865534               22
   01/01/2015 to 12/31/2015........    15.865534         15.330779               20
   01/01/2016 to 12/31/2016........    15.330779         16.474950               19
   01/01/2017 to 12/31/2017........    16.474950         19.972591               18
   01/01/2018 to 12/31/2018........    19.972591         17.711217               18
Brighthouse Asset Allocation 20 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     9.540600         11.338992              101
   01/01/2010 to 12/31/2010........    11.338992         12.305328               65
   01/01/2011 to 12/31/2011........    12.305328         12.529284               71
   01/01/2012 to 12/31/2012........    12.529284         13.488260              102
   01/01/2013 to 12/31/2013........    13.488260         13.870825               66
   01/01/2014 to 12/31/2014........    13.870825         14.289647               57
   01/01/2015 to 12/31/2015........    14.289647         14.008475               47
   01/01/2016 to 12/31/2016........    14.008475         14.439497               32
   01/01/2017 to 12/31/2017........    14.439497         15.226408               22
   01/01/2018 to 12/31/2018........    15.226408         14.621553               20
Brighthouse Asset Allocation 40 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     9.067698         11.058754              173
   01/01/2010 to 12/31/2010........    11.058754         12.162022              172
   01/01/2011 to 12/31/2011........    12.162022         12.119093              143
   01/01/2012 to 12/31/2012........    12.119093         13.319397              125
   01/01/2013 to 12/31/2013........    13.319397         14.569140              132
   01/01/2014 to 12/31/2014........    14.569140         15.074351               97
   01/01/2015 to 12/31/2015........    15.074351         14.705231               86
   01/01/2016 to 12/31/2016........    14.705231         15.383571               71
   01/01/2017 to 12/31/2017........    15.383571         16.784744               66
   01/01/2018 to 12/31/2018........    16.784744         15.821747               30

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Brighthouse Asset Allocation 60 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     8.582985         10.709108              340
   01/01/2010 to 12/31/2010........    10.709108         11.951194              340
   01/01/2011 to 12/31/2011........    11.951194         11.624061              293
   01/01/2012 to 12/31/2012........    11.624061         12.979301              246
   01/01/2013 to 12/31/2013........    12.979301         15.100670              246
   01/01/2014 to 12/31/2014........    15.100670         15.642785              173
   01/01/2015 to 12/31/2015........    15.642785         15.229745              162
   01/01/2016 to 12/31/2016........    15.229745         16.085085              151
   01/01/2017 to 12/31/2017........    16.085085         18.198777              149
   01/01/2018 to 12/31/2018........    18.198777         16.845346              124
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously Met/Franklin Templeton
Founding Strategy Sub-Account (Class B))
   01/01/2009 to 12/31/2009........     7.033638          8.916144                5
   01/01/2010 to 12/31/2010........     8.916144          9.675478                0
   01/01/2011 to 12/31/2011........     9.675478          9.373272                0
   01/01/2012 to 12/31/2012........     9.373272         10.732527                3
   01/01/2013 to 04/26/2013........    10.732527         11.554139                0
Brighthouse Asset Allocation 80 Sub-Account (Class B) (previously MetLife Growth Strategy
Sub-Account (Class B))
   04/29/2013 to 12/31/2013........    11.629011         13.255895               17
   01/01/2014 to 04/25/2014........    13.255895         13.202335                0
Brighthouse Asset Allocation 80 Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     8.097891         10.308554              297
   01/01/2010 to 12/31/2010........    10.308554         11.659519              218
   01/01/2011 to 12/31/2011........    11.659519         11.064055              185
   01/01/2012 to 12/31/2012........    11.064055         12.588059              154
   01/01/2013 to 12/31/2013........    12.588059         15.430882              157
   01/01/2014 to 12/31/2014........    15.430882         16.011763              148
   01/01/2015 to 12/31/2015........    16.011763         15.521347              129
   01/01/2016 to 12/31/2016........    15.521347         16.551548              112
   01/01/2017 to 12/31/2017........    16.551548         19.449626              105
   01/01/2018 to 12/31/2018........    19.449626         17.622008               98
Brighthouse/Artisan Mid Cap Value Sub-Account
   01/01/2009 to 12/31/2009........     1.995337          2.785395            6,349
   01/01/2010 to 12/31/2010........     2.785395          3.159883            5,212
   01/01/2011 to 12/31/2011........     3.159883          3.326612            4,153
   01/01/2012 to 12/31/2012........     3.326612          3.669279            3,421
   01/01/2013 to 12/31/2013........     3.669279          4.951817            2,984
   01/01/2014 to 12/31/2014........     4.951817          4.977079            2,484
   01/01/2015 to 12/31/2015........     4.977079          4.444476            2,140
   01/01/2016 to 12/31/2016........     4.444476          5.389194            1,845
   01/01/2017 to 12/31/2017........     5.389194          5.995713            1,620
   01/01/2018 to 12/31/2018........     5.995713          5.131420            1,453
Brighthouse/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988083          9.767007                0
   01/01/2012 to 12/31/2012........     9.767007         10.054067                1
   01/01/2013 to 12/31/2013........    10.054067         10.029369              158
   01/01/2014 to 12/31/2014........    10.029369          9.994549                5
   01/01/2015 to 12/31/2015........     9.994549          9.794250                4
   01/01/2016 to 12/31/2016........     9.794250          9.960714              105
   01/01/2017 to 12/31/2017........     9.960714          9.953412              103
   01/01/2018 to 12/31/2018........     9.953412          9.857125              103
Brighthouse/Wellington Balanced Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    32.378238         37.356213                3
   01/01/2010 to 12/31/2010........    37.356213         40.268226                2
   01/01/2011 to 12/31/2011........    40.268226         41.134728                1
   01/01/2012 to 12/31/2012........    41.134728         45.470996                1
   01/01/2013 to 12/31/2013........    45.470996         53.930762                1
   01/01/2014 to 12/31/2014........    53.930762         58.648207                1
   01/01/2015 to 12/31/2015........    58.648207         59.159926                1
   01/01/2016 to 12/31/2016........    59.159926         62.270051                1
   01/01/2017 to 12/31/2017........    62.270051         70.527066                1
   01/01/2018 to 12/31/2018........    70.527066         66.754345                2

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class A)
   01/01/2009 to 12/31/2009........      2.387519         3.107408           14,381
   01/01/2010 to 12/31/2010........      3.107408         3.431928           11,930
   01/01/2011 to 12/31/2011........      3.431928         3.247785            9,671
   01/01/2012 to 12/31/2012........      3.247785         3.614302            8,021
   01/01/2013 to 12/31/2013........      3.614302         4.765175            6,859
   01/01/2014 to 12/31/2014........      4.765175         5.198660            5,663
   01/01/2015 to 12/31/2015........      5.198660         5.249208            4,917
   01/01/2016 to 12/31/2016........      5.249208         5.556422            4,379
   01/01/2017 to 12/31/2017........      5.556422         6.524245            3,920
   01/01/2018 to 12/31/2018........      6.524245         6.427401            3,546
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
   01/01/2009 to 12/31/2009........      4.913150         5.774892               89
   01/01/2010 to 12/31/2010........      5.774892         6.403896               77
   01/01/2011 to 12/31/2011........      6.403896         6.331166               61
   01/01/2012 to 12/31/2012........      6.331166         7.080032               50
   01/01/2013 to 12/31/2013........      7.080032         9.375102               46
   01/01/2014 to 12/31/2014........      9.375102        10.493284               40
   01/01/2015 to 12/31/2015........     10.493284        10.812418               32
   01/01/2016 to 12/31/2016........     10.812418        11.544661               24
   01/01/2017 to 12/31/2017........     11.544661        13.882338               22
   01/01/2018 to 12/31/2018........     13.882338        12.822755               19
Clarion Global Real Estate Sub-Account
   01/01/2009 to 12/31/2009........      9.375546        12.456502              136
   01/01/2010 to 12/31/2010........     12.456502        14.261852              113
   01/01/2011 to 12/31/2011........     14.261852        13.278301               92
   01/01/2012 to 12/31/2012........     13.278301        16.495575               93
   01/01/2013 to 12/31/2013........     16.495575        16.842986               64
   01/01/2014 to 12/31/2014........     16.842986        18.812389               53
   01/01/2015 to 12/31/2015........     18.812389        18.290851               45
   01/01/2016 to 12/31/2016........     18.290851        18.194191               40
   01/01/2017 to 12/31/2017........     18.194191        19.869840               37
   01/01/2018 to 12/31/2018........     19.869840        17.898178               32
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........      0.855881         0.777297            4,217
   01/01/2012 to 12/31/2012........      0.777297         0.910634            3,541
   01/01/2013 to 12/31/2013........      0.910634         1.310201            2,985
   01/01/2014 to 12/31/2014........      1.310201         1.539009            3,555
   01/01/2015 to 12/31/2015........      1.539009         1.459798            3,038
   01/01/2016 to 12/31/2016........      1.459798         1.482465            1,949
   01/01/2017 to 12/31/2017........      1.482465         1.735285            1,756
   01/01/2018 to 12/31/2018........      1.735285         1.594509            1,492
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge Aggressive
Growth Sub-Account II (Class B))
   01/01/2009 to 12/31/2009........    102.320777       144.137883                7
   01/01/2010 to 12/31/2010........    144.137883       155.491489                6
   01/01/2011 to 12/31/2011........    155.491489       141.764919                6
   01/01/2012 to 12/31/2012........    141.764919       171.257403                5
   01/01/2013 to 12/31/2013........    171.257403       217.489397                4
   01/01/2014 to 04/25/2014........    217.489397       226.473177                0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   01/01/2009 to 12/31/2009........      0.426633         0.579674            7,574
   01/01/2010 to 12/31/2010........      0.579674         0.616487            5,960
   01/01/2011 to 04/29/2011........      0.616487         0.655701                0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A), and before that, Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2009 to 12/31/2009........      0.476078         0.624201              653
   01/01/2010 to 12/31/2010........      0.624201         0.761942              564
   01/01/2011 to 04/29/2011........      0.761942         0.855979                0

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    26.941035         39.600328                7
   01/01/2010 to 12/31/2010........    39.600328         44.905265                5
   01/01/2011 to 12/31/2011........    44.905265         42.845450                5
   01/01/2012 to 12/31/2012........    42.845450         46.763970                4
   01/01/2013 to 12/31/2013........    46.763970         61.070696                3
   01/01/2014 to 12/31/2014........    61.070696         66.771339                3
   01/01/2015 to 12/31/2015........    66.771339         67.557744                3
   01/01/2016 to 12/31/2016........    67.557744         70.054495                2
   01/01/2017 to 12/31/2017........    70.054495         86.309397                2
   01/01/2018 to 12/31/2018........    86.309397         80.080811                2
Harris Oakmark International Sub-Account (Class E)
   01/01/2009 to 12/31/2009........     1.144360          1.752111            2,519
   01/01/2010 to 12/31/2010........     1.752111          2.012946            2,104
   01/01/2011 to 12/31/2011........     2.012946          1.704730            1,731
   01/01/2012 to 12/31/2012........     1.704730          2.172950            1,698
   01/01/2013 to 12/31/2013........     2.172950          2.799454            1,882
   01/01/2014 to 12/31/2014........     2.799454          2.604133            1,751
   01/01/2015 to 12/31/2015........     2.604133          2.453553            1,642
   01/01/2016 to 12/31/2016........     2.453553          2.620498            1,524
   01/01/2017 to 12/31/2017........     2.620498          3.372965            1,426
   01/01/2018 to 12/31/2018........     3.372965          2.532066            1,343
Invesco Small Cap Growth Sub-account
   01/01/2009 to 12/31/2009........     0.968590          1.278146              149
   01/01/2010 to 12/31/2010........     1.278146          1.590394              120
   01/01/2011 to 12/31/2011........     1.590394          1.551373               90
   01/01/2012 to 12/31/2012........     1.551373          1.808574               92
   01/01/2013 to 12/31/2013........     1.808574          2.499952               81
   01/01/2014 to 12/31/2014........     2.499952          2.660215               53
   01/01/2015 to 12/31/2015........     2.660215          2.578381               51
   01/01/2016 to 12/31/2016........     2.578381          2.833265               44
   01/01/2017 to 12/31/2017........     2.833265          3.501763               36
   01/01/2018 to 12/31/2018........     3.501763          3.140409               30
Jennison Growth Sub-Account (Class A)
   01/01/2009 to 12/31/2009........     0.345330          0.476704            4,336
   01/01/2010 to 12/31/2010........     0.476704          0.524739            3,563
   01/01/2011 to 12/31/2011........     0.524739          0.520119            2,845
   01/01/2012 to 12/31/2012........     0.520119          0.593806            3,269
   01/01/2013 to 12/31/2013........     0.593806          0.802220            2,194
   01/01/2014 to 12/31/2014........     0.802220          0.862707            1,808
   01/01/2015 to 12/31/2015........     0.862707          0.942457            1,627
   01/01/2016 to 12/31/2016........     0.942457          0.930938            1,432
   01/01/2017 to 12/31/2017........     0.930938          1.260701            1,271
   01/01/2018 to 12/31/2018........     1.260701          1.247433            1,227
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   01/01/2009 to 12/31/2009........     5.501470          7.795846               24
   01/01/2010 to 12/31/2010........     7.795846          8.409877               14
   01/01/2011 to 12/31/2011........     8.409877          8.178700               14
   01/01/2012 to 04/27/2012........     8.178700          9.201007                0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.021257         14.310803               14
   01/01/2014 to 12/31/2014........    14.310803         14.601130               11
   01/01/2015 to 12/31/2015........    14.601130         14.574906               11
   01/01/2016 to 12/31/2016........    14.574906         15.058864               10
   01/01/2017 to 12/31/2017........    15.058864         18.261017                9
   01/01/2018 to 12/31/2018........    18.261017         17.035627                3
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   01/01/2009 to 12/31/2009........     7.986381         10.066938               19
   01/01/2010 to 12/31/2010........    10.066938         11.100437               15
   01/01/2011 to 12/31/2011........    11.100437         11.180051                9
   01/01/2012 to 12/31/2012........    11.180051         12.401036               12
   01/01/2013 to 04/26/2013........    12.401036         12.944649                0

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Loomis Sayles Small Cap Core Sub-Account
   01/01/2009 to 12/31/2009........    2.295687         2.948533              6,391
   01/01/2010 to 12/31/2010........    2.948533         3.707921              5,417
   01/01/2011 to 12/31/2011........    3.707921         3.678095              4,405
   01/01/2012 to 12/31/2012........    3.678095         4.154541              3,714
   01/01/2013 to 12/31/2013........    4.154541         5.778080              3,236
   01/01/2014 to 12/31/2014........    5.778080         5.911910              2,612
   01/01/2015 to 12/31/2015........    5.911910         5.742515              2,330
   01/01/2016 to 12/31/2016........    5.742515         6.753966              2,108
   01/01/2017 to 12/31/2017........    6.753966         7.675626              1,899
   01/01/2018 to 12/31/2018........    7.675626         6.730347              1,687
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2009 to 12/31/2009........    0.646788         0.827069              1,133
   01/01/2010 to 12/31/2010........    0.827069         1.071239                965
   01/01/2011 to 12/31/2011........    1.071239         1.085376                846
   01/01/2012 to 12/31/2012........    1.085376         1.186799                750
   01/01/2013 to 12/31/2013........    1.186799         1.736497                641
   01/01/2014 to 12/31/2014........    1.736497         1.728359                527
   01/01/2015 to 12/31/2015........    1.728359         1.728654                457
   01/01/2016 to 12/31/2016........    1.728654         1.807704                317
   01/01/2017 to 12/31/2017........    1.807704         2.258300                265
   01/01/2018 to 12/31/2018........    2.258300         2.232949                226
MetLife Aggregate Bond Index Sub-Account (Class B) (previously Barclays Aggregate Bond
Index Sub-Account (Class B))
   01/01/2009 to 12/31/2009........    1.438987         1.489643              2,799
   01/01/2010 to 12/31/2010........    1.489643         1.552567              2,211
   01/01/2011 to 12/31/2011........    1.552567         1.642543              1,842
   01/01/2012 to 12/31/2012........    1.642543         1.678297              1,578
   01/01/2013 to 12/31/2013........    1.678297         1.613067              1,312
   01/01/2014 to 12/31/2014........    1.613067         1.677780              1,011
   01/01/2015 to 12/31/2015........    1.677780         1.655936                883
   01/01/2016 to 12/31/2016........    1.655936         1.667861                772
   01/01/2017 to 12/31/2017........    1.667861         1.693490                657
   01/01/2018 to 12/31/2018........    1.693490         1.662282                590
MetLife Mid Cap Stock Index Sub-Account
   01/01/2009 to 12/31/2009........    1.038507         1.400680              1,372
   01/01/2010 to 12/31/2010........    1.400680         1.740267              1,024
   01/01/2011 to 12/31/2011........    1.740267         1.678584                798
   01/01/2012 to 12/31/2012........    1.678584         1.941954                700
   01/01/2013 to 12/31/2013........    1.941954         2.543646                626
   01/01/2014 to 12/31/2014........    2.543646         2.739682                522
   01/01/2015 to 12/31/2015........    2.739682         2.630773                455
   01/01/2016 to 12/31/2016........    2.630773         3.116635                399
   01/01/2017 to 12/31/2017........    3.116635         3.553755                339
   01/01/2018 to 12/31/2018........    3.553755         3.100801                283
MetLife MSCI EAFE(R) Index Sub-Account (previously Index MSCI EAFE(R) Index Sub-Account)
   01/01/2009 to 12/31/2009........    0.951685         1.203926              2,292
   01/01/2010 to 12/31/2010........    1.203926         1.281139              2,027
   01/01/2011 to 12/31/2011........    1.281139         1.103556              1,654
   01/01/2012 to 12/31/2012........    1.103556         1.284268              1,311
   01/01/2013 to 12/31/2013........    1.284268         1.538958                927
   01/01/2014 to 12/31/2014........    1.538958         1.422445                728
   01/01/2015 to 12/31/2015........    1.422445         1.384717                660
   01/01/2016 to 12/31/2016........    1.384717         1.379122                595
   01/01/2017 to 12/31/2017........    1.379122         1.694646                538
   01/01/2018 to 12/31/2018........    1.694646         1.435689                486
MetLife Russell 2000(R) Index Sub-Account (previously Russell 2000(R) Index Sub-Account)
   01/01/2009 to 12/31/2009........    1.165977         1.444805              1,648
   01/01/2010 to 12/31/2010........    1.444805         1.803400              1,303
   01/01/2011 to 12/31/2011........    1.803400         1.702138              1,053
   01/01/2012 to 12/31/2012........    1.702138         1.947762                882
   01/01/2013 to 12/31/2013........    1.947762         2.654053                762
   01/01/2014 to 12/31/2014........    2.654053         2.742293                636
   01/01/2015 to 12/31/2015........    2.742293         2.582705                580
   01/01/2016 to 12/31/2016........    2.582705         3.080670                513
   01/01/2017 to 12/31/2017........    3.080670         3.475145                439
   01/01/2018 to 12/31/2018........    3.475145         3.043410                378

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Stock Index Sub-Account
   01/01/2009 to 12/31/2009........     2.751136          3.416085            1,467
   01/01/2010 to 12/31/2010........     3.416085          3.856741            1,337
   01/01/2011 to 12/31/2011........     3.856741          3.865424              744
   01/01/2012 to 12/31/2012........     3.865424          4.399465              655
   01/01/2013 to 12/31/2013........     4.399465          5.713503              579
   01/01/2014 to 12/31/2014........     5.713503          6.372065              518
   01/01/2015 to 12/31/2015........     6.372065          6.340866              436
   01/01/2016 to 12/31/2016........     6.340866          6.964433              403
   01/01/2017 to 12/31/2017........     6.964433          8.326066              362
   01/01/2018 to 12/31/2018........     8.326066          7.813055              315
MFS(R) Research International Sub-Account
   01/01/2009 to 12/31/2009........     1.029700          1.335902            2,100
   01/01/2010 to 12/31/2010........     1.335902          1.467576            1,788
   01/01/2011 to 12/31/2011........     1.467576          1.292156            1,544
   01/01/2012 to 12/31/2012........     1.292156          1.486977            1,402
   01/01/2013 to 12/31/2013........     1.486977          1.748679              928
   01/01/2014 to 12/31/2014........     1.748679          1.604531              781
   01/01/2015 to 12/31/2015........     1.604531          1.554158              632
   01/01/2016 to 12/31/2016........     1.554158          1.519136              556
   01/01/2017 to 12/31/2017........     1.519136          1.919856              504
   01/01/2018 to 12/31/2018........     1.919856          1.628067              450
MFS(R) Total Return Sub-Account (Class E)
   01/01/2009 to 12/31/2009........    36.335764         42.430054              255
   01/01/2010 to 12/31/2010........    42.430054         45.990299              231
   01/01/2011 to 12/31/2011........    45.990299         46.374701              182
   01/01/2012 to 12/31/2012........    46.374701         50.948398              161
   01/01/2013 to 12/31/2013........    50.948398         59.693253              142
   01/01/2014 to 12/31/2014........    59.693253         63.853834              118
   01/01/2015 to 12/31/2015........    63.853834         62.773303              106
   01/01/2016 to 12/31/2016........    62.773303         67.491863               95
   01/01/2017 to 12/31/2017........    67.491863         74.731422               88
   01/01/2018 to 12/31/2018........    74.731422         69.474291               79
MFS(R) Value Sub-Account (Class E) (previously MFS(R) Value Portfolio II Sub-Account (Class
E) and before that BlackRock Large Cap Value Sub-Account
(Class E))
   01/01/2009 to 12/31/2009........     0.944857          1.035857              712
   01/01/2010 to 12/31/2010........     1.035857          1.113422              614
   01/01/2011 to 12/31/2011........     1.113422          1.121332              533
   01/01/2012 to 12/31/2012........     1.121332          1.261983              429
   01/01/2013 to 12/31/2013........     1.261983          1.641245              368
   01/01/2014 to 12/31/2014........     1.641245          1.776871              299
   01/01/2015 to 12/31/2015........     1.776871          1.645864              290
   01/01/2016 to 12/31/2016........     1.645864          1.917391              204
   01/01/2017 to 12/31/2017........     1.917391          2.032887              173
   01/01/2018 to 04/30/2018........     2.032887          1.961380                0
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........    10.823141         12.670330              879
   01/01/2014 to 12/31/2014........    12.670330         13.844638              691
   01/01/2015 to 12/31/2015........    13.844638         13.631534              596
   01/01/2016 to 12/31/2016........    13.631534         15.376457              536
   01/01/2017 to 12/31/2017........    15.376457         17.892973              493
   01/01/2018 to 12/31/2018........    17.892973         15.869099              461
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
   01/01/2009 to 12/31/2009........     1.984320          2.384182            5,253
   01/01/2010 to 12/31/2010........     2.384182          2.693440            4,469
   01/01/2011 to 12/31/2011........     2.693440          2.492729            3,770
   01/01/2012 to 12/31/2012........     2.492729          2.845417            3,231
   01/01/2013 to 04/26/2013........     2.845417          3.135178                0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   01/01/2009 to 12/31/2009........     6.600141          8.127948                0
   01/01/2010 to 12/31/2010........     8.127948          8.898507                2
   01/01/2011 to 12/31/2011........     8.898507          8.727061                2
   01/01/2012 to 12/31/2012........     8.727061          9.802627                1
   01/01/2013 to 04/26/2013........     9.802627         10.737897                0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2009 to 12/31/2009........     0.922356          1.097541            1,318
   01/01/2010 to 12/31/2010........     1.097541          1.204083            1,208
   01/01/2011 to 12/31/2011........     1.204083          1.196946              814
   01/01/2012 to 12/31/2012........     1.196946          1.373704              742
   01/01/2013 to 04/26/2013........     1.373704          1.557846                0

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........     1.287418          1.495226              902
   01/01/2011 to 12/31/2011........     1.495226          1.372418              690
   01/01/2012 to 12/31/2012........     1.372418          1.478846              600
   01/01/2013 to 12/31/2013........     1.478846          2.027373              508
   01/01/2014 to 12/31/2014........     2.027373          2.019462              415
   01/01/2015 to 12/31/2015........     2.019462          1.891363              388
   01/01/2016 to 12/31/2016........     1.891363          1.707278              362
   01/01/2017 to 12/31/2017........     1.707278          2.355580              329
   01/01/2018 to 12/31/2018........     2.355580          2.558426              253
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2009 to 12/31/2009........     0.894315          1.177598            1,196
   01/01/2010 to 04/30/2010........     1.177598          1.274520                0
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2009 to 12/31/2009........     1.250230          1.394995            5,551
   01/01/2010 to 12/31/2010........     1.394995          1.672437            4,498
   01/01/2011 to 12/31/2011........     1.672437          1.744912            3,676
   01/01/2012 to 12/31/2012........     1.744912          1.893040            3,092
   01/01/2013 to 12/31/2013........     1.893040          2.585861            2,789
   01/01/2014 to 12/31/2014........     2.585861          2.550180            2,286
   01/01/2015 to 12/31/2015........     2.550180          2.529336            1,980
   01/01/2016 to 12/31/2016........     2.529336          2.960209            1,674
   01/01/2017 to 12/31/2017........     2.960209          3.378987            1,437
   01/01/2018 to 12/31/2018........     3.378987          3.108378            1,282
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class
B))
   01/01/2009 to 12/31/2009........     0.954133          1.286747              454
   01/01/2010 to 12/31/2010........     1.286747          1.558919              360
   01/01/2011 to 12/31/2011........     1.558919          1.456182              233
   01/01/2012 to 12/31/2012........     1.456182          1.511727              227
   01/01/2013 to 04/26/2013........     1.511727          1.639128                0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    11.855415         16.343625               33
   01/01/2010 to 12/31/2010........    16.343625         18.683400               32
   01/01/2011 to 12/31/2011........    18.683400         16.875548               23
   01/01/2012 to 12/31/2012........    16.875548         20.163307               15
   01/01/2013 to 12/31/2013........    20.163307         25.273996               15
   01/01/2014 to 12/31/2014........    25.273996         25.456537               10
   01/01/2015 to 12/31/2015........    25.456537         26.090558                8
   01/01/2016 to 12/31/2016........    26.090558         25.787264                7
   01/01/2017 to 12/31/2017........    25.787264         34.771331                6
   01/01/2018 to 12/31/2018........    34.771331         29.778567                5
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   01/01/2009 to 12/31/2009........     6.569280          8.591113                0
   01/01/2010 to 12/31/2010........     8.591113          9.120547                1
   01/01/2011 to 12/31/2011........     9.120547          8.373692                1
   01/01/2012 to 12/31/2012........     8.373692         10.090892                2
   01/01/2013 to 04/26/2013........    10.090892         10.727673                0
PIMCO Inflation Protection Bond Sub-Account
   01/01/2009 to 12/31/2009........    11.136801         12.964097              165
   01/01/2010 to 12/31/2010........    12.964097         13.776064              159
   01/01/2011 to 12/31/2011........    13.776064         15.098543              134
   01/01/2012 to 12/31/2012........    15.098543         16.247045              124
   01/01/2013 to 12/31/2013........    16.247045         14.535178               83
   01/01/2014 to 12/31/2014........    14.535178         14.747781               64
   01/01/2015 to 12/31/2015........    14.747781         14.090471               52
   01/01/2016 to 12/31/2016........    14.090471         14.587074               42
   01/01/2017 to 12/31/2017........    14.587074         14.883649               34
   01/01/2018 to 12/31/2018........    14.883649         14.322052               26
PIMCO Total Return Sub-Account
   01/01/2009 to 12/31/2009........     1.319696          1.535969            9,603
   01/01/2010 to 12/31/2010........     1.535969          1.638371            7,812
   01/01/2011 to 12/31/2011........     1.638371          1.666863            6,129
   01/01/2012 to 12/31/2012........     1.666863          1.795946            5,329
   01/01/2013 to 12/31/2013........     1.795946          1.737057            4,289
   01/01/2014 to 12/31/2014........     1.737057          1.784710            3,462
   01/01/2015 to 12/31/2015........     1.784710          1.759987            3,004
   01/01/2016 to 12/31/2016........     1.759987          1.780811            2,666
   01/01/2017 to 12/31/2017........     1.780811          1.835156            2,351
   01/01/2018 to 12/31/2018........     1.835156          1.805345            2,031

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
SSGA Growth and Income ETF Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     8.571201        10.555519                53
   01/01/2010 to 12/31/2010........    10.555519        11.682751                34
   01/01/2011 to 12/31/2011........    11.682751        11.642906                44
   01/01/2012 to 12/31/2012........    11.642906        12.954905                35
   01/01/2013 to 12/31/2013........    12.954905        14.426778                11
   01/01/2014 to 12/31/2014........    14.426778        15.053018                13
   01/01/2015 to 12/31/2015........    15.053018        14.552333                10
   01/01/2016 to 12/31/2016........    14.552333        15.180036                 7
   01/01/2017 to 12/31/2017........    15.180036        17.343698                 7
   01/01/2018 to 12/31/2018........    17.343698        15.986297                 7
SSGA Growth ETF Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     7.858087        10.003688                21
   01/01/2010 to 12/31/2010........    10.003688        11.260907                41
   01/01/2011 to 12/31/2011........    11.260907        10.868245                43
   01/01/2012 to 12/31/2012........    10.868245        12.327324                26
   01/01/2013 to 12/31/2013........    12.327324        14.352831                37
   01/01/2014 to 12/31/2014........    14.352831        14.914593                30
   01/01/2015 to 12/31/2015........    14.914593        14.367352                17
   01/01/2016 to 12/31/2016........    14.367352        15.142268                15
   01/01/2017 to 12/31/2017........    15.142268        17.864493                13
   01/01/2018 to 12/31/2018........    17.864493        16.074000                15
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2009 to 12/31/2009........     0.869328         1.226173             1,075
   01/01/2010 to 12/31/2010........     1.226173         1.411587               961
   01/01/2011 to 12/31/2011........     1.411587         1.373417               630
   01/01/2012 to 12/31/2012........     1.373417         1.607123               532
   01/01/2013 to 12/31/2013........     1.607123         2.199183               835
   01/01/2014 to 12/31/2014........     2.199183         2.360009               758
   01/01/2015 to 12/31/2015........     2.360009         2.571849               671
   01/01/2016 to 12/31/2016........     2.571849         2.574940               554
   01/01/2017 to 12/31/2017........     2.574940         3.389293               487
   01/01/2018 to 12/31/2018........     3.389293         3.303343               397
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account
(Class B))
   01/01/2009 to 12/31/2009........     0.350649         0.549696             1,588
   01/01/2010 to 12/31/2010........     0.549696         0.692155             1,316
   01/01/2011 to 12/31/2011........     0.692155         0.615012             1,115
   01/01/2012 to 12/31/2012........     0.615012         0.679905             1,426
   01/01/2013 to 04/26/2013........     0.679905         0.710991                 0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2009 to 12/31/2009........     0.580351         0.832512             2,945
   01/01/2010 to 12/31/2010........     0.832512         1.048210             2,300
   01/01/2011 to 12/31/2011........     1.048210         1.016636             1,891
   01/01/2012 to 12/31/2012........     1.016636         1.139593             1,624
   01/01/2013 to 12/31/2013........     1.139593         1.534810             1,478
   01/01/2014 to 12/31/2014........     1.534810         1.706812             2,490
   01/01/2015 to 12/31/2015........     1.706812         1.795405             2,363
   01/01/2016 to 12/31/2016........     1.795405         1.880491             2,179
   01/01/2017 to 12/31/2017........     1.880491         2.313267             2,061
   01/01/2018 to 12/31/2018........     2.313267         2.230946             1,968
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2009 to 12/31/2009........     0.998819         1.365463               502
   01/01/2010 to 12/31/2010........     1.365463         1.813222               480
   01/01/2011 to 12/31/2011........     1.813222         1.813941               586
   01/01/2012 to 12/31/2012........     1.813941         2.073141               603
   01/01/2013 to 12/31/2013........     2.073141         2.947338               590
   01/01/2014 to 12/31/2014........     2.947338         3.099532               144
   01/01/2015 to 12/31/2015........     3.099532         3.131745               139
   01/01/2016 to 12/31/2016........     3.131745         3.442813               127
   01/01/2017 to 12/31/2017........     3.442813         4.160152               120
   01/01/2018 to 12/31/2018........     4.160152         3.823822               107
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value
Sub-Account (Class B) and before that Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2009 to 12/31/2009........     1.380911         2.011819             1,883
   01/01/2010 to 12/31/2010........     2.011819         2.500653             1,574
   01/01/2011 to 12/31/2011........     2.500653         2.301378             1,269
   01/01/2012 to 04/27/2012........     2.301378         2.544983                 0

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Victory Sycamore Mid Cap Value Sub-Account (Class B) (previously Invesco Mid Cap Value
Sub-Account (Class B))
   04/30/2012 to 12/31/2012........    2.532564         2.603470              1,026
   01/01/2013 to 12/31/2013........    2.603470         3.345303                803
   01/01/2014 to 12/31/2014........    3.345303         3.616906                689
   01/01/2015 to 12/31/2015........    3.616906         3.246291                629
   01/01/2016 to 12/31/2016........    3.246291         3.697475                522
   01/01/2017 to 12/31/2017........    3.697475         3.991689                465
   01/01/2018 to 12/31/2018........    3.991689         3.536509                391
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   01/01/2009 to 12/31/2009........    1.827218         2.382378              4,444
   01/01/2010 to 12/31/2010........    2.382378         2.648228              3,847
   01/01/2011 to 12/31/2011........    2.648228         2.771859              3,052
   01/01/2012 to 12/31/2012........    2.771859         3.047326              2,605
   01/01/2013 to 12/31/2013........    3.047326         3.037810              2,175
   01/01/2014 to 12/31/2014........    3.037810         3.159438              1,798
   01/01/2015 to 12/31/2015........    3.159438         3.062019              1,543
   01/01/2016 to 12/31/2016........    3.062019         3.277772              1,389
   01/01/2017 to 12/31/2017........    3.277772         3.498249              1,225
   01/01/2018 to 12/31/2018........    3.498249         3.318363              1,008
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (previously
Lord Abbett Bond Debenture Sub-Account)
   01/01/2009 to 12/31/2009........    1.530120         2.063699              2,248
   01/01/2010 to 12/31/2010........    2.063699         2.298871              1,846
   01/01/2011 to 12/31/2011........    2.298871         2.368066              1,480
   01/01/2012 to 12/31/2012........    2.368066         2.637291              1,123
   01/01/2013 to 12/31/2013........    2.637291         2.808131                935
   01/01/2014 to 12/31/2014........    2.808131         2.902811                704
   01/01/2015 to 12/31/2015........    2.902811         2.800212                606
   01/01/2016 to 04/29/2016........    2.800212         2.885320                  0
Western Asset Management U.S. Government Sub-Account
   01/01/2009 to 12/31/2009........    1.682965         1.731466              5,149
   01/01/2010 to 12/31/2010........    1.731466         1.806611              4,142
   01/01/2011 to 12/31/2011........    1.806611         1.879705              3,364
   01/01/2012 to 12/31/2012........    1.879705         1.915899              2,944
   01/01/2013 to 12/31/2013........    1.915899         1.875317              2,466
   01/01/2014 to 12/31/2014........    1.875317         1.901219              2,092
   01/01/2015 to 12/31/2015........    1.901219         1.885506              1,849
   01/01/2016 to 12/31/2016........    1.885506         1.883158              1,550
   01/01/2017 to 12/31/2017........    1.883158         1.892973              1,443
   01/01/2018 to 12/31/2018........    1.892973         1.884609              1,245





                                                1.65% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Bond Sub-Account
   01/01/2009 to 12/31/2009........   13.764914         15.246457              81
   01/01/2010 to 12/31/2010........   15.246457         15.963466              62
   01/01/2011 to 12/31/2011........   15.963466         16.661353              56
   01/01/2012 to 12/31/2012........   16.661353         17.267865              33
   01/01/2013 to 12/31/2013........   17.267865         16.618671              26
   01/01/2014 to 12/31/2014........   16.618671         17.209508              29
   01/01/2015 to 12/31/2015........   17.209508         16.974294              30
   01/01/2016 to 12/31/2016........   16.974294         17.188104              28
   01/01/2017 to 12/31/2017........   17.188104         17.527217              27
   01/01/2018 to 12/31/2018........   17.527217         17.115934              24

                                                1.65% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Global Small Capitalization Sub-Account
   01/01/2009 to 12/31/2009........     1.576838          2.501779            2,194
   01/01/2010 to 12/31/2010........     2.501779          3.012456            1,774
   01/01/2011 to 12/31/2011........     3.012456          2.395932            1,448
   01/01/2012 to 12/31/2012........     2.395932          2.784899            1,206
   01/01/2013 to 12/31/2013........     2.784899          3.514000              977
   01/01/2014 to 12/31/2014........     3.514000          3.529859              796
   01/01/2015 to 12/31/2015........     3.529859          3.481311              715
   01/01/2016 to 12/31/2016........     3.481311          3.496194              602
   01/01/2017 to 12/31/2017........     3.496194          4.329700              535
   01/01/2018 to 12/31/2018........     4.329700          3.809262              466
American Funds Growth Sub-Account
   01/01/2009 to 12/31/2009........     9.167329         12.571217            1,218
   01/01/2010 to 12/31/2010........    12.571217         14.675647            1,006
   01/01/2011 to 12/31/2011........    14.675647         13.818546              797
   01/01/2012 to 12/31/2012........    13.818546         16.022917              629
   01/01/2013 to 12/31/2013........    16.022917         20.505144              532
   01/01/2014 to 12/31/2014........    20.505144         21.885813              442
   01/01/2015 to 12/31/2015........    21.885813         23.004037              387
   01/01/2016 to 12/31/2016........    23.004037         24.774469              329
   01/01/2017 to 12/31/2017........    24.774469         31.265131              288
   01/01/2018 to 12/31/2018........    31.265131         30.674563              252
American Funds Growth-Income Sub-Account
   01/01/2009 to 12/31/2009........     6.911494          8.922283            1,332
   01/01/2010 to 12/31/2010........     8.922283          9.779204            1,061
   01/01/2011 to 12/31/2011........     9.779204          9.443455              867
   01/01/2012 to 12/31/2012........     9.443455         10.911931              711
   01/01/2013 to 12/31/2013........    10.911931         14.329149              623
   01/01/2014 to 12/31/2014........    14.329149         15.593567              496
   01/01/2015 to 12/31/2015........    15.593567         15.561498              420
   01/01/2016 to 12/31/2016........    15.561498         17.070382              364
   01/01/2017 to 12/31/2017........    17.070382         20.550322              323
   01/01/2018 to 12/31/2018........    20.550322         19.850968              288

NAME CHANGES TO ELIGIBLE FUNDS

Effective April 29, 2019
Brighthouse Fund Trust I: Morgan Stanley Mid Cap Growth Portfolio changed its name to Morgan Stanley Discovery Portfolio.
Brighthouse Fund Trust I: Loomis Sayles Global Markets Portfolio changed its name to Loomis Sayles Global Allocation Portfolio



DISCONTINUED ELIGIBLE FUNDS

Effective as of April 30, 3018:
Brighthouse Funds Trust II: MFS Value Portfolio II (formerly BlackRock Large Cap Value Portfolio) merged into Brighthouse Funds Trust II: MFS Value Portfolio.

Effective as of May 1, 2016:
Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

Effective as of April 28, 2014:
Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
ClearBridge Aggressive Growth Portfolio (Class A); and
Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301



   Internet Communications:   --   Fund transfers and future allocations can be made at
                                   www.brighthousefinancial.com

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5

----------
1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT


                                                      ASSET-BASED
                                                     (MORTALITY &
                                                      EXPENSE AND
                                                     ADMIN. ASSET      ADMINISTRATION
                                 CDSC                   CHARGE)       CONTRACT CHARGE             OTHER
                   ------------------------------- ---------------- ------------------- ------------------------
 American Growth   7% of purchase payments;             1.40%       $30 (or 2% of       premium tax charge
  Series (AGS)     declining to 0% after 7 years     (1.65% for     total Contract      on purchase payments
                                                       certain      Value if less)      in South Dakota is paid
                                                    Sub-accounts)   --waiver may        by us and recovered
                                                                    apply               later
 Fund I            --none on exchange                   .95%        3% of first $46     premium tax charge
                   --subsequent purchase                            2% of excess        taken from purchase
                   payments will have AGS's                         (amounts will be    payments in South
                   CDSC                                             lower for single    Dakota
                                                                    purchase            --Sales Charge
                                                                    payment             --maximum 6%
                                                                    contracts)
 Preference        --none on exchange                   1.25%       $30                 premium tax charge
                   --subsequent purchase           (mortality and   --no waiver         taken from purchase
                   payments will have AGS's         expense only;                       payments in South
                   CDSC                                  no                             Dakota
                                                   Administration
                                                    Asset Charge)
 Zenith            --none on exchange                   1.35%       $30                 premium tax charge
  Accumulator      --will apply on subsequent        (1.60% for                         taken from purchase
                   withdrawal from AGS using           certain                          payments in South
                   the time table for Zenith        Sub-accounts)                       Dakota
                   Accumulator
                   --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                   --subsequent purchase
                   payments will have AGS's
                   CDSC

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
INDEPENDENT AUDITORS
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:

     Brighthouse Securities, LLC
     11225 North Community House Road
     Charlotte, NC 28277


     [ ] American Growth Series--New England Variable Annuity Separate Account
     [ ] Brighthouse Funds Trust I
     [ ] Brighthouse Funds Trust II
     [ ] American Funds Insurance Series
     [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                             AMERICAN GROWTH SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                 APRIL 29, 2019


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated April 29, 2019 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277.

                               TABLE OF CONTENTS




                                                                        PAGE
                                                                      ------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-3
CUSTODIAN..........................................................   II-3
INVESTMENT ADVICE..................................................   II-3
DISTRIBUTION OF THE CONTRACTS......................................   II-8
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-9
   7-Day Yield.....................................................   II-9
   Other Subaccount Yields.........................................   II-10
NET INVESTMENT FACTOR..............................................   II-11
ANNUITY PAYMENTS...................................................   II-11
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...............   II-13
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.................   II-13
THE FIXED ACCOUNT..................................................   II-14
TAX STATUS OF THE CONTRACTS........................................   II-15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-15
INDEPENDENT AUDITORS...............................................   II-16
LEGAL MATTERS......................................................   II-16
FINANCIAL STATEMENTS...............................................   II-17

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company. The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998.


     New England Life Insurance Company (the "Company" or "NELICO") was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all 50 states and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to the Commonwealth of Massachusetts. The Company is currently an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife, Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at One Financial Center, Boston, Massachusetts 02111.


     TERMINATION OF NET WORTH MAINTENANCE AGREEMENT WITH METROPOLITAN LIFE INSURANCE COMPANY. On or about December 1, 2016, Metropolitan Life Insurance Company ("MLIC") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MLIC and the Company on August 30, 1996. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS


     The Company maintains certain books and records of the Variable Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by NELICO.



                                   CUSTODIAN

     The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.


                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Brighthouse Funds Trust I (formerly Met Investors Series Trust) and Brighthouse Funds Trust II (formerly Metropolitan Series Fund ("Metropolitan Fund")), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC ("MetLife Advisers")) as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was

Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

     Effective as of May 1, 2016, Metropolitan Series Fund: BlackRock Money Market Portfolio was renamed BlackRock Ultra-Short Term Bond Portfolio; WMC Balanced Portfolio was renamed Met/Wellington Balanced Portfolio; WMC Large Cap Research Portfolio was renamed Met/Wellington Large Cap Research Portfolio; and WMC Core Equity Opportunities Portfolio was renamed Met/Wellington Core Equity Opportunities Portfolio.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.

     Effective April 29, 2013, Met/Franklin Mutual Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.

     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.

     Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II (Class B) merged into ClearBridge Aggressive Growth Portfolio (Class A).

     Effective April 28, 2014, Met Investor Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio.

     Effective May 1, 2015, Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.

     Effective May 1, 2016, Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

     On March 6, 2017, in connection with MetLife, Inc.'s planned divestment of a substantial portfolio of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I ("BHFT I") and Brighthouse Funds Trust II ("BHFT II") respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words "MetLife and "Met" appearing in the names of the Portfolios of the Trusts were replaced with the word "Brighthouse".

     On September 1, 2017, Massachusetts Financial Services Company became the sub-adviser to the BHFT II: MFS(Reg. TM) Value Portfolio II (formerly the BlackRock Large Cap Value Portfolio), which was subsequently merged into the BHFT II: MFS(Reg. TM) Value Portfolio effective April 30, 2018.

     On December 15, 2017, Victory Capital Management Company became the sub-adviser to the BHFT I: Victory Sycamore Mid Cap Value Portfolio (formerly the Invesco Mid Cap Value Portfolio).


     Effective April 29, 2019, BHFT I: Morgan Stanley Mid Cap Growth Portfolio changed its name to Morgan Stanley Discovery Portfolio.

     Effective April 29, 2019, BHFT I: Loomis Sayles Global Markets Portfolio changed its name to Loomis Sayles Global Allocation Portfolio.



                         DISTRIBUTION OF THE CONTRACTS

     Currently the Contracts are not available for new sales.

     Brighthouse Securities, LLC ("Distributor") serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

     The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter over the past three years:



                                     AGGREGATE AMOUNT
                                      OF COMMISSIONS
                                        RETAINED BY
                                     DISTRIBUTOR AFTER
                  AGGREGATE AMOUNT      PAYMENTS TO
                   OF COMMISSIONS     ITS REGISTERED
                       PAID TO          PERSONS AND
FISCAL YEAR         DISTRIBUTOR*       SELLING FIRMS
---------------- ------------------ ------------------
   2018..........$5,284,609         $0
   2017..........$3,820,766         $0
   2016..........$5,988,639         $0


-------------

*     Includes sales compensation paid to registered persons of Distributor.


     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN


     We may provide illustrations of hypothetical average annual total returns for each Subaccount, based on the actual investment experience of the Subaccounts, the Brighthouse Funds Trust I (formerly Met Investors Series Trust) the Brighthouse Funds Trust II (formerly the Metropolitan Fund), and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a sub-account for 1, 5 and 10 years, or for a shorter period, if applicable.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Subaccount Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Subaccount through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Brighthouse Funds Trust II and Brighthouse Funds Trust I have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Subaccount in advertising and sales literature, including our website.


                             CALCULATION OF YIELDS


7-DAY YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Bond Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

     The current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Ultra-Short Bond Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Bond Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Ultra-Short Bond Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Subaccounts (other than the BlackRock Ultra-Short Bond Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Subaccount units less Subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then
(3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

     The 30-day or one-month yield is calculated according to the following formula:
                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)


     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Ultra-Short Bond Subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") any subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.


                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

     The value of an annuity unit for each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater

(when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the subaccounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain subaccounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your

Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return
(AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the subaccounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     Unless you request otherwise, we will allocate loan repayment amounts to the Fixed Account and the subaccounts of the Variable Account according to the allocation instructions we have on file from you. The rate of interest for each loan repayment applied to the Fixed Account will be the interest rate set by us in advance for that date. [If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the BlackRock Ultra-Short Bond Subaccount instead.]

     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              INDEPENDENT AUDITORS


     The statutory-basis financial statements of New England Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                              FINANCIAL STATEMENTS

     The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the statutory-basis financial statements of the Company are included herein.

     The statutory-basis financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Subaccounts, except for the Subaccounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF         CHANGES IN
           ACCOUNT               OPERATIONS          NET ASSETS             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk            December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Subaccount                                      and 2017             period from April 28, 2014
                                                                       (commencement of operations)
                                                                       through December 31, 2014

-------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 1996.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                    AMERICAN FUNDS(R)
                                              AMERICAN FUNDS(R)       GLOBAL SMALL        AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                    BOND             CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        22,084,696   $        71,179,257   $       243,865,003   $       152,124,592
   Due from New England Life Insurance
     Company..............................                   --                     3                    10                    11
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           22,084,696            71,179,260           243,865,013           152,124,603
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   64                    95                    81                    91
   Due to New England Life Insurance
     Company..............................                    5                    --                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   69                    95                    81                    91
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        22,084,627   $        71,179,165   $       243,864,932   $       152,124,512
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        22,077,564   $        70,919,339   $       243,265,136   $       151,643,232
   Net assets from contracts in payout....                7,063               259,826               599,796               481,280
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        22,084,627   $        71,179,165   $       243,864,932   $       152,124,512
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                        BHFTI
                                                                  AMERICAN FUNDS(R)           BHFTI                BHFTI
                                              BHFTI AB GLOBAL         BALANCED          AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                            DYNAMIC ALLOCATION       ALLOCATION         GROWTH ALLOCATION   MODERATE ALLOCATION
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         2,958,119  $       129,951,073  $       298,710,990  $        93,569,714
   Due from New England Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................            2,958,119          129,951,073          298,710,990           93,569,714
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   59                   51                   27                   24
   Due to New England Life Insurance
     Company..............................                    3                    3                    6                    1
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                   62                   54                   33                   25
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $         2,958,057  $       129,951,019  $       298,710,957  $        93,569,689
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         2,958,057  $       129,858,499  $       298,692,922  $        93,569,689
   Net assets from contracts in payout....                   --               92,520               18,035                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $         2,958,057  $       129,951,019  $       298,710,957  $        93,569,689
                                            ===================  ===================  ===================  ====================


                                                                                               BHFTI
                                                  BHFTI AQR              BHFTI              BRIGHTHOUSE             BHFTI
                                                 GLOBAL RISK       BLACKROCK GLOBAL            ASSET             BRIGHTHOUSE
                                                  BALANCED        TACTICAL STRATEGIES     ALLOCATION 100        BALANCED PLUS
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,983,283  $         5,376,818   $        18,679,258  $        17,745,467
   Due from New England Life Insurance
     Company..............................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................            4,983,283            5,376,818            18,679,258           17,745,467
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   65                   67                    55                   47
   Due to New England Life Insurance
     Company..............................                    1                    7                     8                    1
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   66                   74                    63                   48
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $         4,983,217  $         5,376,744   $        18,679,195  $        17,745,419
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,982,439  $         5,349,213   $        18,585,214  $        17,723,903
   Net assets from contracts in payout....                  778               27,531                93,981               21,516
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $         4,983,217  $         5,376,744   $        18,679,195  $        17,745,419
                                            ===================  ====================  ===================  ===================

                                                   BHFTI                BHFTI
                                               BRIGHTHOUSE/         BRIGHTHOUSE/
                                               FRANKLIN LOW          WELLINGTON
                                                 DURATION             LARGE CAP
                                               TOTAL RETURN           RESEARCH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         8,600,910  $        11,683,931
   Due from New England Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            8,600,910           11,683,931
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   56                  115
   Due to New England Life Insurance
     Company..............................                    1                   10
                                            -------------------  -------------------
       Total Liabilities..................                   57                  125
                                            -------------------  -------------------

NET ASSETS................................  $         8,600,853  $        11,683,806
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,597,799  $        11,648,123
   Net assets from contracts in payout....                3,054               35,683
                                            -------------------  -------------------
       Total Net Assets...................  $         8,600,853  $        11,683,806
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                        BHFTI FIDELITY
                                                                       BHFTI             INSTITUTIONAL
                                              BHFTI CLARION         CLEARBRIDGE       ASSET MANAGEMENT(R)          BHFTI
                                                 GLOBAL             AGGRESSIVE            GOVERNMENT          HARRIS OAKMARK
                                               REAL ESTATE            GROWTH                INCOME             INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         35,838,030  $        46,825,768  $         1,477,949   $         75,667,351
   Due from New England Life Insurance
     Company............................                    --                   --                   --                     10
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................            35,838,030           46,825,768            1,477,949             75,667,361
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    38                  176                   34                    161
   Due to New England Life Insurance
     Company............................                     2                    5                    2                     --
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                    40                  181                   36                    161
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         35,837,990  $        46,825,587  $         1,477,913   $         75,667,200
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         35,835,329  $        46,561,496  $         1,477,913   $         75,322,835
   Net assets from contracts in payout..                 2,661              264,091                   --                344,365
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $         35,837,990  $        46,825,587  $         1,477,913   $         75,667,200
                                          ====================  ===================  ====================  ====================


                                                                                             BHFTI
                                              BHFTI INVESCO        BHFTI INVESCO           JPMORGAN               BHFTI
                                              BALANCED-RISK          SMALL CAP           GLOBAL ACTIVE        LOOMIS SAYLES
                                               ALLOCATION             GROWTH              ALLOCATION         GLOBAL MARKETS
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,774,143  $         6,894,097  $         4,206,435  $          5,799,385
   Due from New England Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             3,774,143            6,894,097            4,206,435             5,799,385
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    26                  139                   23                   100
   Due to New England Life Insurance
     Company............................                     4                    2                    4                     1
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    30                  141                   27                   101
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          3,774,113  $         6,893,956  $         4,206,408  $          5,799,284
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,774,113  $         6,878,107  $         4,206,408  $          5,761,110
   Net assets from contracts in payout..                    --               15,849                   --                38,174
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          3,774,113  $         6,893,956  $         4,206,408  $          5,799,284
                                          ====================  ===================  ===================  ====================


                                                  BHFTI
                                                 METLIFE           BHFTI MFS(R)
                                               MULTI-INDEX           RESEARCH
                                              TARGETED RISK        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,039,240  $        35,270,140
   Due from New England Life Insurance
     Company............................                   --                    1
                                          -------------------  -------------------
       Total Assets.....................            3,039,240           35,270,141
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                  134
   Due to New England Life Insurance
     Company............................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    9                  134
                                          -------------------  -------------------

NET ASSETS..............................  $         3,039,231  $        35,270,007
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,039,231  $        35,210,626
   Net assets from contracts in payout..                   --               59,381
                                          -------------------  -------------------
       Total Net Assets.................  $         3,039,231  $        35,270,007
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                             BHFTI
                                                    BHFTI               BHFTI              PANAGORA               BHFTI
                                               MORGAN STANLEY        OPPENHEIMER            GLOBAL           PIMCO INFLATION
                                               MID CAP GROWTH       GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $        11,480,306  $        19,560,783  $         1,112,578  $       32,741,263
   Due from New England Life Insurance
     Company..............................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................           11,480,306           19,560,783            1,112,578          32,741,263
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   96                   99                   --                  45
   Due to New England Life Insurance
     Company..............................                    1                    2                    1                   4
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   97                  101                    1                  49
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $        11,480,209  $        19,560,682  $         1,112,577  $       32,741,214
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,461,469  $        19,559,581  $         1,112,577  $       32,719,768
   Net assets from contracts in payout....               18,740                1,101                   --              21,446
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $        11,480,209  $        19,560,682  $         1,112,577  $       32,741,214
                                            ===================  ===================  ===================  ==================

                                                                        BHFTI
                                                   BHFTI              SCHRODERS           BHFTI SSGA
                                                   PIMCO               GLOBAL             GROWTH AND           BHFTI SSGA
                                               TOTAL RETURN          MULTI-ASSET          INCOME ETF           GROWTH ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       142,425,511  $         3,737,578  $       43,665,772  $        36,265,436
   Due from New England Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................          142,425,511            3,737,578          43,665,772           36,265,436
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  139                   39                  44                   63
   Due to New England Life Insurance
     Company..............................                   --                    3                   1                    8
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  139                   42                  45                   71
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $       142,425,372  $         3,737,536  $       43,665,727  $        36,265,365
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       142,121,059  $         3,737,536  $       43,665,727  $        36,226,902
   Net assets from contracts in payout....              304,313                   --                  --               38,463
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $       142,425,372  $         3,737,536  $       43,665,727  $        36,265,365
                                            ===================  ===================  ==================  ===================

                                                                        BHFTI
                                                BHFTI T. ROWE          VICTORY
                                                PRICE MID CAP         SYCAMORE
                                                   GROWTH           MID CAP VALUE
                                                 SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        61,770,662  $        37,100,301
   Due from New England Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           61,770,662           37,100,301
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  100                   85
   Due to New England Life Insurance
     Company..............................                    9                    1
                                            -------------------  -------------------
       Total Liabilities..................                  109                   86
                                            -------------------  -------------------

NET ASSETS................................  $        61,770,553  $        37,100,215
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        61,640,592  $        36,679,976
   Net assets from contracts in payout....              129,961              420,239
                                            -------------------  -------------------
       Total Net Assets...................  $        61,770,553  $        37,100,215
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                             BHFTII BAILLIE                                  BHFTII                BHFTII
                                                 GIFFORD               BHFTII               BLACKROCK             BLACKROCK
                                              INTERNATIONAL           BLACKROCK              CAPITAL             ULTRA-SHORT
                                                  STOCK              BOND INCOME          APPRECIATION            TERM BOND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         28,188,327  $         62,987,117  $         60,521,752  $         26,517,203
   Due from New England Life Insurance
     Company............................                     1                    25                    --                    22
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            28,188,328            62,987,142            60,521,752            26,517,225
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   216                   141                   141                   115
   Due to New England Life Insurance
     Company............................                    --                    --                     4                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   216                   141                   145                   115
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         28,188,112  $         62,987,001  $         60,521,607  $         26,517,110
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         28,004,102  $         62,119,017  $         59,120,957  $         26,172,976
   Net assets from contracts in payout..               184,010               867,984             1,400,650               344,134
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         28,188,112  $         62,987,001  $         60,521,607  $         26,517,110
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                               BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                                  ASSET                 ASSET                 ASSET                 ASSET
                                              ALLOCATION 20         ALLOCATION 40         ALLOCATION 60         ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         40,977,432  $         84,218,295  $        326,560,258  $        500,294,135
   Due from New England Life Insurance
     Company............................                    --                    --                    --                     8
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            40,977,432            84,218,295           326,560,258           500,294,143
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    38                    63                    11                    31
   Due to New England Life Insurance
     Company............................                     3                    --                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    41                    63                    14                    31
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         40,977,391  $         84,218,232  $        326,560,244  $        500,294,112
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         40,977,391  $         84,198,167  $        326,560,244  $        500,262,743
   Net assets from contracts in payout..                    --                20,065                    --                31,369
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         40,977,391  $         84,218,232  $        326,560,244  $        500,294,112
                                          ====================  ====================  ====================  ====================

                                                 BHFTII              BHFTII
                                              BRIGHTHOUSE/        BRIGHTHOUSE/
                                                 ARTISAN           WELLINGTON
                                              MID CAP VALUE         BALANCED
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        74,950,252  $         9,385,200
   Due from New England Life Insurance
     Company............................                  134                   --
                                          -------------------  -------------------
        Total Assets....................           74,950,386            9,385,200
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  218                   75
   Due to New England Life Insurance
     Company............................                   --                    3
                                          -------------------  -------------------
        Total Liabilities...............                  218                   78
                                          -------------------  -------------------

NET ASSETS..............................  $        74,950,168  $         9,385,122
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        74,207,607  $         9,383,923
   Net assets from contracts in payout..              742,561                1,199
                                          -------------------  -------------------
        Total Net Assets................  $        74,950,168  $         9,385,122
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                 BHFTII
                                              BRIGHTHOUSE/
                                               WELLINGTON             BHFTII                                    BHFTII
                                               CORE EQUITY           FRONTIER               BHFTII           LOOMIS SAYLES
                                              OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH     SMALL CAP CORE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        180,069,302  $         8,799,458  $        16,975,267  $        57,178,500
   Due from New England Life Insurance
     Company............................                    --                   --                   --                  117
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           180,069,302            8,799,458           16,975,267           57,178,617
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    60                   67                  221                  194
   Due to New England Life Insurance
     Company............................                     2                    3                   16                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    62                   70                  237                  194
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        180,069,240  $         8,799,388  $        16,975,030  $        57,178,423
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        177,900,170  $         8,799,388  $        16,881,318  $        56,239,081
   Net assets from contracts in payout..             2,169,070                   --               93,712              939,342
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        180,069,240  $         8,799,388  $        16,975,030  $        57,178,423
                                          ====================  ===================  ===================  ===================


                                                BHFTII                BHFTII
                                             LOOMIS SAYLES            METLIFE
                                               SMALL CAP             AGGREGATE         BHFTII METLIFE       BHFTII METLIFE
                                                GROWTH              BOND INDEX       MID CAP STOCK INDEX  MSCI EAFE(R) INDEX
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        15,446,893  $        37,713,103  $         33,252,237  $        28,391,937
   Due from New England Life Insurance
     Company............................                   --                   --                    --                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           15,446,893           37,713,103            33,252,237           28,391,939
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   99                  167                   133                  127
   Due to New England Life Insurance
     Company............................                    5                    4                     9                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  104                  171                   142                  127
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        15,446,789  $        37,712,932  $         33,252,095  $        28,391,812
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,357,736  $        37,472,356  $         33,082,629  $        28,239,258
   Net assets from contracts in payout..               89,053              240,576               169,466              152,554
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        15,446,789  $        37,712,932  $         33,252,095  $        28,391,812
                                          ===================  ===================  ====================  ===================




                                             BHFTII METLIFE        BHFTII METLIFE
                                          RUSSELL 2000(R) INDEX      STOCK INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          ---------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,610,230    $        57,486,447
   Due from New England Life Insurance
     Company............................                   --                      6
                                          ---------------------  -------------------
       Total Assets.....................           30,610,230             57,486,453
                                          ---------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  151                    128
   Due to New England Life Insurance
     Company............................                   --                     --
                                          ---------------------  -------------------
       Total Liabilities................                  151                    128
                                          ---------------------  -------------------

NET ASSETS..............................  $        30,610,079    $        57,486,325
                                          =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,174,839    $        57,219,264
   Net assets from contracts in payout..              435,240                267,061
                                          ---------------------  -------------------
       Total Net Assets.................  $        30,610,079    $        57,486,325
                                          =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018



                                                                                                                  BHFTII
                                                 BHFTII                BHFTII          BHFTII NEUBERGER        T. ROWE PRICE
                                           MFS(R) TOTAL RETURN      MFS(R) VALUE        BERMAN GENESIS       LARGE CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        33,238,290   $         90,589,657  $        65,860,368  $        55,533,915
   Due from New England Life Insurance
     Company............................                   37                     --                    2                    2
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           33,238,327             90,589,657           65,860,370           55,533,917
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  112                    233                  238                   63
   Due to New England Life Insurance
     Company............................                   --                      5                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  112                    238                  238                   63
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        33,238,215   $         90,589,419  $        65,860,132  $        55,533,854
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        32,849,161   $         88,934,854  $        65,440,143  $        55,163,344
   Net assets from contracts in payout..              389,054              1,654,565              419,989              370,510
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        33,238,215   $         90,589,419  $        65,860,132  $        55,533,854
                                          ====================  ====================  ===================  ===================

                                                                  BHFTII WESTERN
                                                 BHFTII          ASSET MANAGEMENT     BHFTII WESTERN
                                              T. ROWE PRICE       STRATEGIC BOND     ASSET MANAGEMENT
                                            SMALL CAP GROWTH       OPPORTUNITIES      U.S. GOVERNMENT
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        23,318,298  $       105,000,259  $        39,603,181
   Due from New England Life Insurance
     Company............................                   --                   --                   --
                                          -------------------  -------------------  -------------------
       Total Assets.....................           23,318,298          105,000,259           39,603,181
                                          -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   76                  209                  149
   Due to New England Life Insurance
     Company............................                    3                    4                    3
                                          -------------------  -------------------  -------------------
       Total Liabilities................                   79                  213                  152
                                          -------------------  -------------------  -------------------

NET ASSETS..............................  $        23,318,219  $       105,000,046  $        39,603,029
                                          ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        23,301,174  $       104,245,906  $        38,920,402
   Net assets from contracts in payout..               17,045              754,140              682,627
                                          -------------------  -------------------  -------------------
       Total Net Assets.................  $        23,318,219  $       105,000,046  $        39,603,029
                                          ===================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                    AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)      GLOBAL SMALL        AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                     BOND            CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           554,481  $             70,488  $          1,202,899  $         2,393,484
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              367,305             1,342,279             4,473,637            2,762,176
      Administrative charges...............                  524                 2,824                10,981                8,233
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              367,829             1,345,103             4,484,618            2,770,409
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              186,652           (1,274,615)           (3,281,719)            (376,925)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               33,790             4,022,567            29,510,515           12,394,385
      Realized gains (losses) on sale of
        investments........................            (217,263)             2,668,498            18,039,784            9,002,213
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            (183,473)             6,691,065            47,550,299           21,396,598
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (600,708)          (14,746,239)          (44,490,988)         (24,647,469)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (784,181)           (8,055,174)             3,059,311          (3,250,871)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (597,529)  $        (9,329,789)  $          (222,408)  $       (3,627,796)
                                             ===================  ====================  ====================  ===================


                                                                          BHFTI                 BHFTI                 BHFTI
                                                BHFTI AB GLOBAL     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                              DYNAMIC ALLOCATION   BALANCED ALLOCATION    GROWTH ALLOCATION    MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             61,384  $         2,141,041  $          4,109,388  $         1,818,356
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                46,902            1,830,539             4,231,046            1,320,149
      Administrative charges...............                    --                  549                   137                  363
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                46,902            1,831,088             4,231,183            1,320,512
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....                14,482              309,953             (121,795)              497,844
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                14,890            7,795,585            19,666,355            5,074,958
      Realized gains (losses) on sale of
        investments........................                72,991            2,913,363             6,922,049            1,629,415
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....                87,881           10,708,948            26,588,404            6,704,373
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (399,097)         (18,422,974)          (48,390,104)         (11,719,838)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (311,216)          (7,714,026)          (21,801,700)          (5,015,465)
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (296,734)  $       (7,404,073)  $       (21,923,495)  $       (4,517,621)
                                             ====================  ===================  ====================  ====================


                                                  BHFTI AQR               BHFTI
                                                 GLOBAL RISK        BLACKROCK GLOBAL
                                                  BALANCED         TACTICAL STRATEGIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            21,892  $             87,525
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               72,492                77,265
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................               72,492                77,265
                                             -------------------  --------------------
           Net investment income (loss)....             (50,600)                10,260
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              529,791               438,205
      Realized gains (losses) on sale of
        investments........................            (298,926)                 2,318
                                             -------------------  --------------------
           Net realized gains (losses).....              230,865               440,523
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (612,064)             (945,411)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (381,199)             (504,888)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (431,799)  $          (494,628)
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                BHFTI                BHFTI
                                                     BHFTI                                  BRIGHTHOUSE/         BRIGHTHOUSE/
                                                  BRIGHTHOUSE             BHFTI             FRANKLIN LOW          WELLINGTON
                                                     ASSET             BRIGHTHOUSE            DURATION             LARGE CAP
                                                ALLOCATION 100        BALANCED PLUS         TOTAL RETURN           RESEARCH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           232,118  $            348,345  $            150,549  $           111,441
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              283,411               272,750               108,088              166,043
      Administrative charges...............                  478                    --                 1,057                  433
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              283,889               272,750               109,145              166,476
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (51,771)                75,595                41,404             (55,035)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              821,732             1,789,711                    --            1,638,786
      Realized gains (losses) on sale of
        investments........................              777,671                16,237              (66,308)              781,854
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            1,599,403             1,805,948              (66,308)            2,420,640
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,831,135)           (3,619,492)              (48,452)          (3,236,631)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,231,732)           (1,813,544)             (114,760)            (815,991)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,283,503)  $        (1,737,949)  $           (73,356)  $         (871,026)
                                             ===================  ====================  ====================  ===================



                                                                         BHFTI                  BHFTI
                                                 BHFTI CLARION        CLEARBRIDGE      FIDELITY INSTITUTIONAL          BHFTI
                                                    GLOBAL            AGGRESSIVE         ASSET MANAGEMENT(R)      HARRIS OAKMARK
                                                  REAL ESTATE           GROWTH            GOVERNMENT INCOME        INTERNATIONAL
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ----------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,491,998  $           363,030   $             40,366   $         1,676,653
                                             -------------------  -------------------  ----------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              528,253              747,455                 19,563             1,223,837
      Administrative charges...............                  788                3,759                     --                 5,255
                                             -------------------  -------------------  ----------------------  -------------------
        Total expenses.....................              529,041              751,214                 19,563             1,229,092
                                             -------------------  -------------------  ----------------------  -------------------
           Net investment income (loss)....            1,962,957            (388,184)                 20,803               447,561
                                             -------------------  -------------------  ----------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            2,774,553                     --             4,033,766
      Realized gains (losses) on sale of
        investments........................            (647,960)            4,097,107               (23,072)             1,137,830
                                             -------------------  -------------------  ----------------------  -------------------
           Net realized gains (losses).....            (647,960)            6,871,660               (23,072)             5,171,596
                                             -------------------  -------------------  ----------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,494,700)         (10,136,954)               (25,296)          (31,041,489)
                                             -------------------  -------------------  ----------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,142,660)          (3,265,294)               (48,368)          (25,869,893)
                                             -------------------  -------------------  ----------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,179,703)  $       (3,653,478)   $           (27,565)   $      (25,422,332)
                                             ===================  ===================  ======================  ===================




                                                 BHFTI INVESCO         BHFTI INVESCO
                                                 BALANCED-RISK           SMALL CAP
                                                  ALLOCATION              GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             52,635  $                 --
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                55,238               115,969
      Administrative charges...............                    --                   167
                                             --------------------  --------------------
        Total expenses.....................                55,238               116,136
                                             --------------------  --------------------
           Net investment income (loss)....               (2,603)             (116,136)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               353,277             1,215,207
      Realized gains (losses) on sale of
        investments........................              (86,481)                21,880
                                             --------------------  --------------------
           Net realized gains (losses).....               266,796             1,237,087
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (599,108)           (1,785,611)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (332,312)             (548,524)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (334,915)  $          (664,660)
                                             ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BHFTI                                     BHFTI
                                                  JPMORGAN                BHFTI              METLIFE            BHFTI MFS(R)
                                                GLOBAL ACTIVE         LOOMIS SAYLES        MULTI-INDEX            RESEARCH
                                                 ALLOCATION          GLOBAL MARKETS       TARGETED RISK         INTERNATIONAL
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            82,003  $           120,746  $            66,589  $           834,705
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               63,248               88,095               48,114              537,743
      Administrative charges...............                   --                  217                   --                1,167
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               63,248               88,312               48,114              538,910
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               18,755               32,434               18,475              295,795
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              275,514              415,862              246,409                   --
      Realized gains (losses) on sale of
        investments........................                3,571              306,087               78,510              872,420
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....              279,085              721,949              324,919              872,420
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (729,373)          (1,147,364)            (643,730)          (7,484,706)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (450,288)            (425,415)            (318,811)          (6,612,286)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (431,533)  $         (392,981)  $         (300,336)  $       (6,316,491)
                                             ===================  ===================  ===================  ===================


                                                                                                BHFTI
                                                     BHFTI                BHFTI               PANAGORA               BHFTI
                                                MORGAN STANLEY         OPPENHEIMER             GLOBAL           PIMCO INFLATION
                                                MID CAP GROWTH        GLOBAL EQUITY       DIVERSIFIED RISK      PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           245,808  $                 --  $           577,600
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               167,379              303,729                18,901              461,913
      Administrative charges...............                   883                  300                    --                  547
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               168,262              304,029                18,901              462,460
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (168,262)             (58,221)              (18,901)              115,140
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,460,317            2,327,609               112,627                   --
      Realized gains (losses) on sale of
        investments........................             1,859,957            1,671,289              (25,329)            (753,536)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             4,320,274            3,998,898                87,298            (753,536)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,863,716)          (7,125,746)             (204,585)            (732,470)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,456,558          (3,126,848)             (117,287)          (1,486,006)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,288,296  $       (3,185,069)  $          (136,188)  $       (1,370,866)
                                             ====================  ===================  ====================  ===================


                                                                          BHFTI
                                                     BHFTI              SCHRODERS
                                                     PIMCO               GLOBAL
                                                 TOTAL RETURN          MULTI-ASSET
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          2,080,356  $            63,715
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,944,983               47,425
      Administrative charges...............                 5,219                   --
                                             --------------------  -------------------
        Total expenses.....................             1,950,202               47,425
                                             --------------------  -------------------
           Net investment income (loss)....               130,154               16,290
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              214,082
      Realized gains (losses) on sale of
        investments........................             (883,093)               16,287
                                             --------------------  -------------------
           Net realized gains (losses).....             (883,093)              230,369
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,815,047)            (643,458)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,698,140)            (413,089)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,567,986)  $         (396,799)
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                   BHFTI
                                                  BHFTI SSGA                              BHFTI T. ROWE           VICTORY
                                                  GROWTH AND           BHFTI SSGA         PRICE MID CAP          SYCAMORE
                                                  INCOME ETF           GROWTH ETF            GROWTH            MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,184,002  $           868,254  $                --  $           254,400
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              629,675              525,169              940,923              580,907
      Administrative charges...............                  177                  320                5,972                2,064
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              629,852              525,489              946,895              582,971
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              554,150              342,765            (946,895)            (328,571)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,260,742            2,453,323           10,587,765            8,122,955
      Realized gains (losses) on sale of
        investments........................              621,047              710,570            2,205,212              644,581
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,881,789            3,163,893           12,792,977            8,767,536
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,067,880)          (7,495,249)         (13,313,569)         (13,014,299)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (4,186,091)          (4,331,356)            (520,592)          (4,246,763)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,631,941)  $       (3,988,591)  $       (1,467,487)  $       (4,575,334)
                                             ===================  ===================  ===================  ===================


                                               BHFTII BAILLIE                                 BHFTII               BHFTII
                                                   GIFFORD              BHFTII               BLACKROCK            BLACKROCK
                                                INTERNATIONAL          BLACKROCK              CAPITAL            ULTRA-SHORT
                                                    STOCK             BOND INCOME          APPRECIATION           TERM BOND
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           343,119  $         2,242,746  $            47,264  $            212,149
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              429,712              899,133              920,090               355,567
      Administrative charges...............                6,026                8,757               38,088                 2,738
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              435,738              907,890              958,178               358,305
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (92,619)            1,334,856            (910,914)             (146,156)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            9,618,055                 1,622
      Realized gains (losses) on sale of
        investments........................            1,247,342            (830,382)            5,263,220                71,075
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            1,247,342            (830,382)           14,881,275                72,697
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,414,183)          (1,999,187)         (12,332,800)               143,835
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,166,841)          (2,829,569)            2,548,475               216,532
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,259,460)  $       (1,494,713)  $         1,637,561  $             70,376
                                             ===================  ===================  ===================  ====================


                                                   BHFTII               BHFTII
                                                 BRIGHTHOUSE          BRIGHTHOUSE
                                                    ASSET                ASSET
                                                ALLOCATION 20        ALLOCATION 40
                                                 SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,041,946  $         1,927,378
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              595,783            1,229,880
      Administrative charges...............                  571                1,071
                                             -------------------  -------------------
        Total expenses.....................              596,354            1,230,951
                                             -------------------  -------------------
          Net investment income (loss).....              445,592              696,427
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              614,481            2,915,777
      Realized gains (losses) on sale of
        investments........................            (425,284)              697,654
                                             -------------------  -------------------
          Net realized gains (losses)......              189,197            3,613,431
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,414,064)          (9,453,685)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,224,867)          (5,840,254)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,779,275)  $       (5,143,827)
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                     BHFTII               BHFTII                BHFTII                BHFTII
                                                   BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE/          BRIGHTHOUSE/
                                                      ASSET                ASSET                ARTISAN             WELLINGTON
                                                  ALLOCATION 60        ALLOCATION 80         MID CAP VALUE           BALANCED
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          6,327,765  $         7,793,159  $            434,243  $            146,416
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,896,292            7,456,017             1,175,620               129,789
      Administrative charges................                 3,328                2,867                13,748                   196
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................             4,899,620            7,458,884             1,189,368               129,985
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             1,428,145              334,275             (755,125)                16,431
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            14,734,216           26,563,780             5,008,534               737,802
      Realized gains (losses) on sale of
        investments.........................             6,535,537           13,384,677             1,879,206               329,095
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            21,269,753           39,948,457             6,887,740             1,066,897
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (48,712,020)         (91,212,060)          (18,752,259)           (1,598,165)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (27,442,267)         (51,263,603)          (11,864,519)             (531,268)
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (26,014,122)  $      (50,929,328)  $       (12,619,644)  $          (514,837)
                                              ====================  ===================  ====================  ====================


                                                     BHFTII
                                                  BRIGHTHOUSE/
                                                   WELLINGTON              BHFTII                                     BHFTII
                                                   CORE EQUITY            FRONTIER               BHFTII            LOOMIS SAYLES
                                                  OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH      SMALL CAP CORE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,331,237  $                 --  $             34,112  $             4,773
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,647,997               130,991               262,207              921,109
      Administrative charges................                38,719                   207                 2,038               23,607
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             2,686,716               131,198               264,245              944,716
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               644,521             (131,198)             (230,133)            (939,943)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            11,239,800             1,257,215             3,094,150            7,565,185
      Realized gains (losses) on sale of
        investments.........................             4,386,186               469,803             1,195,124            2,196,329
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            15,625,986             1,727,018             4,289,274            9,761,514
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (18,018,302)           (2,204,523)           (3,944,772)         (16,504,486)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (2,392,316)             (477,505)               344,502          (6,742,972)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,747,795)  $          (608,703)  $            114,369  $       (7,682,915)
                                              ====================  ====================  ====================  ===================



                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES            METLIFE
                                                    SMALL CAP             AGGREGATE
                                                     GROWTH              BOND INDEX
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,159,276
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               256,341               519,996
      Administrative charges................                   811                 1,300
                                              --------------------  --------------------
        Total expenses......................               257,152               521,296
                                              --------------------  --------------------
           Net investment income (loss).....             (257,152)               637,980
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             2,961,814                    --
      Realized gains (losses) on sale of
        investments.........................             1,795,304             (310,043)
                                              --------------------  --------------------
           Net realized gains (losses)......             4,757,118             (310,043)
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (4,023,267)           (1,139,743)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               733,851           (1,449,786)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            476,699  $          (811,806)
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                              MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX      STOCK INDEX
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            428,269  $           947,190  $            351,017   $         1,103,072
                                             --------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               523,290              421,935               496,739               858,614
      Administrative charges...............                 1,469                1,121                 1,820                 3,385
                                             --------------------  -------------------  ---------------------  -------------------
        Total expenses.....................               524,759              423,056               498,559               861,999
                                             --------------------  -------------------  ---------------------  -------------------
           Net investment income (loss)....              (96,490)              524,134             (147,542)               241,073
                                             --------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,513,895                   --             2,710,133             3,986,132
      Realized gains (losses) on sale of
        investments........................             1,905,171              639,140             2,409,129             4,459,088
                                             --------------------  -------------------  ---------------------  -------------------
           Net realized gains (losses).....             5,419,066              639,140             5,119,262             8,445,220
                                             --------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (9,922,522)          (6,301,792)           (8,918,659)          (11,970,547)
                                             --------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (4,503,456)          (5,662,652)           (3,799,397)           (3,525,327)
                                             --------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (4,599,946)  $       (5,138,518)  $        (3,946,939)   $       (3,284,254)
                                             ====================  ===================  =====================  ===================



                                                                                                                     BHFTII
                                                    BHFTII                BHFTII          BHFTII NEUBERGER        T. ROWE PRICE
                                             MFS(R)  TOTAL RETURN      MFS(R) VALUE        BERMAN GENESIS       LARGE CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $           794,312  $          1,443,418  $           141,070  $           136,755
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               487,354             1,257,753            1,011,856              848,571
      Administrative charges...............                10,816                15,077                5,662                2,805
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................               498,170             1,272,830            1,017,518              851,376
                                             --------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....               296,142               170,588            (876,448)            (714,621)
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,319,261             6,936,105            9,926,655           12,305,457
      Realized gains (losses) on sale of
        investments........................               859,691               418,959            3,744,059            3,330,622
                                             --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....             3,178,952             7,355,064           13,670,714           15,636,079
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (6,083,619)          (18,243,426)         (18,113,691)         (15,457,796)
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,904,667)          (10,888,362)          (4,442,977)              178,283
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       (2,608,525)  $       (10,717,774)  $       (5,319,425)  $         (536,338)
                                             ====================  ====================  ===================  ===================


                                                                     BHFTII WESTERN
                                                   BHFTII           ASSET MANAGEMENT
                                                T. ROWE PRICE        STRATEGIC BOND
                                              SMALL CAP GROWTH        OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         6,092,283
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              363,913            1,501,290
      Administrative charges...............                  806                8,835
                                             -------------------  -------------------
        Total expenses.....................              364,719            1,510,125
                                             -------------------  -------------------
           Net investment income (loss)....            (364,719)            4,582,158
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,548,093                   --
      Realized gains (losses) on sale of
        investments........................            1,524,967              653,599
                                             -------------------  -------------------
           Net realized gains (losses).....            4,073,060              653,599
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,409,721)         (11,525,884)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,336,661)         (10,872,285)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,701,380)  $       (6,290,127)
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                BHFTII WESTERN
                                               ASSET MANAGEMENT
                                                U.S. GOVERNMENT
                                                  SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $           883,488
                                             -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              532,923
      Administrative charges...............                3,530
                                             -------------------
        Total expenses.....................              536,453
                                             -------------------
          Net investment income (loss).....              347,035
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --
      Realized gains (losses) on sale of
        investments........................            (396,367)
                                             -------------------
          Net realized gains (losses)......            (396,367)
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................            (229,067)
                                             -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (625,434)
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (278,399)
                                             ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                  AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R) BOND          GLOBAL SMALL CAPITALIZATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2018            2017              2018            2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       186,652  $        93,112  $   (1,274,615)  $   (1,020,941)
   Net realized gains (losses)........        (183,473)          353,366        6,691,065        1,301,947
   Change in unrealized gains
     (losses) on investments..........        (600,708)          136,416     (14,746,239)       19,960,927
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (597,529)          582,894      (9,329,789)       20,241,933
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          111,393          196,194          382,489          627,996
   Net transfers (including fixed
     account).........................          824,038        1,872,122      (1,750,679)      (3,126,179)
   Contract charges...................        (173,015)        (203,487)        (468,660)        (515,257)
   Transfers for contract benefits
     and terminations.................      (4,158,120)      (4,272,871)     (12,909,325)     (12,505,404)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,395,704)      (2,408,042)     (14,746,175)     (15,518,844)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (3,993,233)      (1,825,148)     (24,075,964)        4,723,089
NET ASSETS:
   Beginning of year..................       26,077,860       27,903,008       95,255,129       90,532,040
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    22,084,627  $    26,077,860  $    71,179,165  $    95,255,129
                                        ===============  ===============  ===============  ===============


                                            AMERICAN FUNDS(R) GROWTH        AMERICAN FUNDS(R) GROWTH-INCOME
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017            2018              2017
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $    (3,281,719)  $   (3,086,483)  $     (376,925)  $      (332,463)
   Net realized gains (losses)........        47,550,299       41,956,695       21,396,598        18,801,193
   Change in unrealized gains
     (losses) on investments..........      (44,490,988)       31,710,833     (24,647,469)        16,725,759
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (222,408)       70,581,045      (3,627,796)        35,194,489
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         1,040,331        2,012,043          718,893         1,283,431
   Net transfers (including fixed
     account).........................      (17,899,804)     (15,713,716)      (7,363,664)       (1,809,869)
   Contract charges...................       (1,503,346)      (1,562,489)        (860,751)         (947,260)
   Transfers for contract benefits
     and terminations.................      (44,703,489)     (35,903,719)     (27,194,237)      (26,250,803)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (63,066,308)     (51,167,881)     (34,699,759)      (27,724,501)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................      (63,288,716)       19,413,164     (38,327,555)         7,469,988
NET ASSETS:
   Beginning of year..................       307,153,648      287,740,484      190,452,067       182,982,079
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $    243,864,932  $   307,153,648  $   152,124,512  $    190,452,067
                                        ================  ===============  ===============  ================

                                                 BHFTI AB GLOBAL               BHFTI AMERICAN FUNDS(R)
                                               DYNAMIC ALLOCATION                BALANCED ALLOCATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                             2018              2017            2018              2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        14,482  $         8,820  $       309,953  $       395,133
   Net realized gains (losses)........           87,881           51,044       10,708,948       11,314,874
   Change in unrealized gains
     (losses) on investments..........        (399,097)          423,492     (18,422,974)       10,841,907
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (296,734)          483,356      (7,404,073)       22,551,914
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          130,102            6,984          320,182          461,447
   Net transfers (including fixed
     account).........................        (185,684)        (244,451)         (67,821)          790,197
   Contract charges...................         (32,866)         (37,642)      (1,503,445)      (1,570,406)
   Transfers for contract benefits
     and terminations.................        (763,983)        (356,254)     (16,814,775)     (23,031,098)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (852,431)        (631,363)     (18,065,859)     (23,349,860)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,149,165)        (148,007)     (25,469,932)        (797,946)
NET ASSETS:
   Beginning of year..................        4,107,222        4,255,229      155,420,951      156,218,897
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     2,958,057  $     4,107,222  $   129,951,019  $   155,420,951
                                        ===============  ===============  ===============  ===============

                                              BHFTI AMERICAN FUNDS(R)
                                                 GROWTH ALLOCATION
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (121,795)  $        23,832
   Net realized gains (losses)........        26,588,404       26,011,540
   Change in unrealized gains
     (losses) on investments..........      (48,390,104)       35,344,348
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (21,923,495)       61,379,720
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         3,543,446        3,160,364
   Net transfers (including fixed
     account).........................         4,160,639        5,905,882
   Contract charges...................       (3,454,476)      (3,563,224)
   Transfers for contract benefits
     and terminations.................      (38,951,968)     (29,244,276)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (34,702,359)     (23,741,254)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................      (56,625,854)       37,638,466
NET ASSETS:
   Beginning of year..................       355,336,811      317,698,345
                                        ----------------  ---------------
   End of year........................  $    298,710,957  $   355,336,811
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTI AMERICAN FUNDS(R)
                                             MODERATE ALLOCATION          BHFTI AQR GLOBAL RISK BALANCED
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2018              2017              2018             2017
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       497,844  $        626,564  $      (50,600)  $        29,382
   Net realized gains (losses)......        6,704,373         6,629,429          230,865           21,787
   Change in unrealized gains
     (losses) on investments........     (11,719,838)         5,445,316        (612,064)          513,664
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,517,621)        12,701,309        (431,799)          564,833
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          474,238           348,423            1,500           11,659
   Net transfers (including fixed
     account).......................         (32,034)           533,689        (517,936)        (786,926)
   Contract charges.................      (1,014,340)       (1,085,620)         (52,878)         (61,799)
   Transfers for contract benefits
     and terminations...............     (15,778,298)      (14,282,035)        (677,125)        (650,983)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (16,350,434)      (14,485,543)      (1,246,439)      (1,488,049)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (20,868,055)       (1,784,234)      (1,678,238)        (923,216)
NET ASSETS:
   Beginning of year................      114,437,744       116,221,978        6,661,455        7,584,671
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    93,569,689  $    114,437,744  $     4,983,217  $     6,661,455
                                      ===============  ================  ===============  ===============

                                           BHFTI BLACKROCK GLOBAL                 BHFTI BRIGHTHOUSE
                                             TACTICAL STRATEGIES                ASSET ALLOCATION 100
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2018              2017              2018              2017
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        10,260  $       (41,005)  $       (51,771)  $       (2,551)
   Net realized gains (losses)......          440,523            84,442         1,599,403        1,588,365
   Change in unrealized gains
     (losses) on investments........        (945,411)           764,994       (3,831,135)        2,909,560
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (494,628)           808,431       (2,283,503)        4,495,374
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            3,361            14,397           403,498          112,650
   Net transfers (including fixed
     account).......................          194,152            37,113           610,703          346,522
   Contract charges.................         (58,123)          (63,567)         (108,821)        (111,904)
   Transfers for contract benefits
     and terminations...............      (1,288,446)       (1,120,777)       (4,315,779)      (2,821,603)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,149,056)       (1,132,834)       (3,410,399)      (2,474,335)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,643,684)         (324,403)       (5,693,902)        2,021,039
NET ASSETS:
   Beginning of year................        7,020,428         7,344,831        24,373,097       22,352,058
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $     5,376,744  $      7,020,428  $     18,679,195  $    24,373,097
                                      ===============  ================  ================  ===============

                                              BHFTI BRIGHTHOUSE             BHFTI BRIGHTHOUSE/FRANKLIN
                                                BALANCED PLUS                LOW DURATION TOTAL RETURN
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2018              2017              2018             2017
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        75,595  $         41,923  $        41,404   $        14,799
   Net realized gains (losses)......        1,805,948         1,085,312         (66,308)          (39,470)
   Change in unrealized gains
     (losses) on investments........      (3,619,492)         2,135,027         (48,452)            31,948
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,737,949)         3,262,262         (73,356)             7,277
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          150,411            18,546            5,983            39,030
   Net transfers (including fixed
     account).......................        (117,949)         1,973,906        1,370,170           214,020
   Contract charges.................        (194,708)         (186,153)         (70,626)          (70,497)
   Transfers for contract benefits
     and terminations...............      (3,090,808)       (1,784,179)      (1,119,375)         (845,870)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (3,253,054)            22,120          186,152         (663,317)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (4,991,003)         3,284,382          112,796         (656,040)
NET ASSETS:
   Beginning of year................       22,736,422        19,452,040        8,488,057         9,144,097
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $    17,745,419  $     22,736,422  $     8,600,853   $     8,488,057
                                      ===============  ================  ===============   ===============

                                         BHFTI BRIGHTHOUSE/WELLINGTON
                                              LARGE CAP RESEARCH
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2018             2017
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (55,035)   $      (45,550)
   Net realized gains (losses)......        2,420,640         1,446,485
   Change in unrealized gains
     (losses) on investments........      (3,236,631)         1,409,598
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (871,026)         2,810,533
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           26,920           115,682
   Net transfers (including fixed
     account).......................        (466,375)            59,264
   Contract charges.................         (79,777)          (85,159)
   Transfers for contract benefits
     and terminations...............      (2,217,449)       (1,911,508)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,736,681)       (1,821,721)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (3,607,707)           988,812
NET ASSETS:
   Beginning of year................       15,291,513        14,302,701
                                      ---------------   ---------------
   End of year......................  $    11,683,806   $    15,291,513
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                                                                 BHFTI CLEARBRIDGE
                                      BHFTI CLARION GLOBAL REAL ESTATE           AGGRESSIVE GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2018              2017              2018             2017
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,962,957  $      1,039,113  $     (388,184)  $     (332,957)
   Net realized gains (losses)......        (647,960)         (358,527)        6,871,660        3,413,869
   Change in unrealized gains
     (losses) on investments........      (5,494,700)         3,559,094     (10,136,954)        7,082,546
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,179,703)         4,239,680      (3,653,478)       10,163,458
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          145,215           215,811          178,768          310,628
   Net transfers (including fixed
     account).......................          910,252         1,997,211      (2,823,154)      (3,125,033)
   Contract charges.................        (218,392)         (248,195)        (394,913)        (438,791)
   Transfers for contract benefits
     and terminations...............      (7,607,574)       (7,308,165)      (9,161,501)      (8,292,755)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (6,770,499)       (5,343,338)     (12,200,800)     (11,545,951)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (10,950,202)       (1,103,658)     (15,854,278)      (1,382,493)
NET ASSETS:
   Beginning of year................       46,788,192        47,891,850       62,679,865       64,062,358
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    35,837,990  $     46,788,192  $    46,825,587  $    62,679,865
                                      ===============  ================  ===============  ===============

                                        BHFTI FIDELITY INSTITUTIONAL
                                             ASSET MANAGEMENT(R)                    BHFTI HARRIS
                                              GOVERNMENT INCOME                 OAKMARK INTERNATIONAL
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2018              2017              2018              2017
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        20,803  $         19,000  $        447,561  $       415,930
   Net realized gains (losses)......         (23,072)          (16,102)         5,171,596        1,361,463
   Change in unrealized gains
     (losses) on investments........         (25,296)            25,118      (31,041,489)       25,635,743
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (27,565)            28,016      (25,422,332)       27,413,136
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              240             1,760           317,984          793,582
   Net transfers (including fixed
     account).......................         (17,515)         (388,104)         3,074,013      (5,214,241)
   Contract charges.................         (16,107)          (17,990)         (539,809)        (610,464)
   Transfers for contract benefits
     and terminations...............        (261,057)         (273,152)      (13,309,179)     (12,393,973)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (294,439)         (677,486)      (10,456,991)     (17,425,096)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        (322,004)         (649,470)      (35,879,323)        9,988,040
NET ASSETS:
   Beginning of year................        1,799,917         2,449,387       111,546,523      101,558,483
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $     1,477,913  $      1,799,917  $     75,667,200  $   111,546,523
                                      ===============  ================  ================  ===============


                                                BHFTI INVESCO
                                          BALANCED-RISK ALLOCATION        BHFTI INVESCO SMALL CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2018              2017              2018             2017
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (2,603)  $        126,732  $     (116,136)   $     (118,182)
   Net realized gains (losses)......          266,796           278,241        1,237,087           895,613
   Change in unrealized gains
     (losses) on investments........        (599,108)            41,672      (1,785,611)         1,213,437
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (334,915)           446,645        (664,660)         1,990,868
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           29,910            54,277            5,960            17,930
   Net transfers (including fixed
     account).......................        (428,379)         (529,618)        (214,095)         (273,850)
   Contract charges.................         (40,340)          (45,074)         (45,464)          (49,810)
   Transfers for contract benefits
     and terminations...............        (626,348)         (597,060)      (1,773,430)       (1,370,028)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,065,157)       (1,117,475)      (2,027,029)       (1,675,758)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (1,400,072)         (670,830)      (2,691,689)           315,110
NET ASSETS:
   Beginning of year................        5,174,185         5,845,015        9,585,645         9,270,535
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $     3,774,113  $      5,174,185  $     6,893,956   $     9,585,645
                                      ===============  ================  ===============   ===============


                                                BHFTI JPMORGAN
                                           GLOBAL ACTIVE ALLOCATION
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2018             2017
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         18,755  $        61,082
   Net realized gains (losses)......           279,085           53,463
   Change in unrealized gains
     (losses) on investments........         (729,373)          574,362
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (431,533)          688,907
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           128,028           14,130
   Net transfers (including fixed
     account).......................           383,757          233,206
   Contract charges.................          (46,396)         (45,527)
   Transfers for contract benefits
     and terminations...............         (989,695)        (512,130)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (524,306)        (310,321)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (955,839)          378,586
NET ASSETS:
   Beginning of year................         5,162,247        4,783,661
                                      ----------------  ---------------
   End of year......................  $      4,206,408  $     5,162,247
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI LOOMIS                      BHFTI METLIFE
                                              SAYLES GLOBAL MARKETS           MULTI-INDEX TARGETED RISK
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2018            2017              2018            2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        32,434  $         5,756  $        18,475  $         7,835
   Net realized gains (losses)........          721,949          362,313          324,919          149,524
   Change in unrealized gains
     (losses) on investments..........      (1,147,364)        1,073,985        (643,730)          393,623
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (392,981)        1,442,054        (300,336)          550,982
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           27,479           95,951          125,813               --
   Net transfers (including fixed
     account).........................         (95,595)           53,419        (346,699)          292,003
   Contract charges...................         (47,941)         (55,481)         (34,940)         (40,290)
   Transfers for contract benefits
     and terminations.................        (932,094)      (1,379,413)        (899,419)        (337,040)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,048,151)      (1,285,524)      (1,155,245)         (85,327)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,441,132)          156,530      (1,455,581)          465,655
NET ASSETS:
   Beginning of year..................        7,240,416        7,083,886        4,494,812        4,029,157
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     5,799,284  $     7,240,416  $     3,039,231  $     4,494,812
                                        ===============  ===============  ===============  ===============

                                                                                       BHFTI MORGAN
                                        BHFTI MFS(R) RESEARCH INTERNATIONAL       STANLEY MID CAP GROWTH
                                                    SUBACCOUNT                          SUBACCOUNT
                                        -----------------------------------  --------------------------------
                                               2018            2017               2018              2017
                                         ---------------  ---------------    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......   $       295,795  $       231,599    $     (168,262)  $     (144,897)
   Net realized gains (losses)........           872,420          389,820          4,320,274        1,138,466
   Change in unrealized gains
     (losses) on investments..........       (7,484,706)       10,485,703        (2,863,716)        3,105,657
                                         ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (6,316,491)       11,107,122          1,288,296        4,099,226
                                         ---------------  ---------------    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           160,692          204,538             64,735          131,532
   Net transfers (including fixed
     account).........................           322,430      (2,480,352)        (1,006,628)         (34,999)
   Contract charges...................         (258,362)        (292,541)           (68,812)         (69,835)
   Transfers for contract benefits
     and terminations.................       (6,433,689)      (5,719,243)        (1,874,235)      (1,949,359)
                                         ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (6,208,929)      (8,287,598)        (2,884,940)      (1,922,661)
                                         ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (12,525,420)        2,819,524        (1,596,644)        2,176,565
NET ASSETS:
   Beginning of year..................        47,795,427       44,975,903         13,076,853       10,900,288
                                         ---------------  ---------------    ---------------  ---------------
   End of year........................   $    35,270,007  $    47,795,427    $    11,480,209  $    13,076,853
                                         ===============  ===============    ===============  ===============

                                                                                    BHFTI PANAGORA
                                          BHFTI OPPENHEIMER GLOBAL EQUITY       GLOBAL DIVERSIFIED RISK
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (58,221)  $      (88,291)  $      (18,901)   $      (22,021)
   Net realized gains (losses)........         3,998,898        1,978,164           87,298           (4,215)
   Change in unrealized gains
     (losses) on investments..........       (7,125,746)        5,764,378        (204,585)           215,515
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (3,185,069)        7,654,251        (136,188)           189,279
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            45,406          145,574          120,017             3,961
   Net transfers (including fixed
     account).........................         1,309,235      (2,893,012)           12,485         (588,668)
   Contract charges...................         (143,657)        (164,546)         (15,082)          (15,995)
   Transfers for contract benefits
     and terminations.................       (4,339,091)      (3,072,313)        (417,655)         (132,687)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,128,107)      (5,984,297)        (300,235)         (733,389)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................       (6,313,176)        1,669,954        (436,423)         (544,110)
NET ASSETS:
   Beginning of year..................        25,873,858       24,203,904        1,549,000         2,093,110
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     19,560,682  $    25,873,858  $     1,112,577   $     1,549,000
                                        ================  ===============  ===============   ===============

                                                   BHFTI PIMCO
                                            INFLATION PROTECTED BOND
                                                   SUBACCOUNT
                                        --------------------------------
                                              2018             2017
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       115,140  $       118,581
   Net realized gains (losses)........        (753,536)        (626,220)
   Change in unrealized gains
     (losses) on investments..........        (732,470)        1,388,039
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,370,866)          880,400
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          120,999          219,378
   Net transfers (including fixed
     account).........................          382,274        1,530,639
   Contract charges...................        (289,624)        (321,345)
   Transfers for contract benefits
     and terminations.................      (5,277,122)      (5,110,940)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,063,473)      (3,682,268)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (6,434,339)      (2,801,868)
NET ASSETS:
   Beginning of year..................       39,175,553       41,977,421
                                        ---------------  ---------------
   End of year........................  $    32,741,214  $    39,175,553
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                BHFTI SCHRODERS
                                        BHFTI PIMCO TOTAL RETURN              GLOBAL MULTI-ASSET
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       130,154  $       815,805  $        16,290  $      (13,991)
   Net realized gains (losses).....        (883,093)          482,308          230,369          126,391
   Change in unrealized gains
     (losses) on investments.......      (1,815,047)        4,001,221        (643,458)          266,667
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,567,986)        5,299,334        (396,799)          379,067
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          642,960        1,079,563              450            1,063
   Net transfers (including fixed
     account)......................        4,736,630        9,026,630        1,776,567        (418,192)
   Contract charges................        (952,571)      (1,005,647)         (35,558)         (26,120)
   Transfers for contract benefits
     and terminations..............     (21,779,852)     (20,888,374)        (568,210)        (356,900)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (17,352,833)     (11,787,828)        1,173,249        (800,149)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (19,920,819)      (6,488,494)          776,450        (421,082)
NET ASSETS:
   Beginning of year...............      162,346,191      168,834,685        2,961,086        3,382,168
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   142,425,372  $   162,346,191  $     3,737,536  $     2,961,086
                                     ===============  ===============  ===============  ===============

                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF              BHFTI SSGA GROWTH ETF
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       554,150  $       696,937  $       342,765  $       416,005
   Net realized gains (losses).....        2,881,789          818,179        3,163,893          876,470
   Change in unrealized gains
     (losses) on investments.......      (7,067,880)        6,075,653      (7,495,249)        6,449,479
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,631,941)        7,590,769      (3,988,591)        7,741,954
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          144,396          104,339           64,844          199,764
   Net transfers (including fixed
     account)......................        (714,283)      (2,997,715)      (1,143,009)        (690,745)
   Contract charges................        (480,703)        (522,565)        (421,969)        (430,276)
   Transfers for contract benefits
     and terminations..............      (6,271,446)      (7,003,972)      (5,666,424)      (3,947,219)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,322,036)     (10,419,913)      (7,166,558)      (4,868,476)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (10,953,977)      (2,829,144)     (11,155,149)        2,873,478
NET ASSETS:
   Beginning of year...............       54,619,704       57,448,848       47,420,514       44,547,036
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    43,665,727  $    54,619,704  $    36,265,365  $    47,420,514
                                     ===============  ===============  ===============  ===============

                                               BHFTI T. ROWE                BHFTI VICTORY SYCAMORE
                                           PRICE MID CAP GROWTH                  MID CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (946,895)  $     (971,060)  $     (328,571)  $     (174,029)
   Net realized gains (losses).....       12,792,977        8,651,574        8,767,536          867,432
   Change in unrealized gains
     (losses) on investments.......     (13,313,569)        8,211,726     (13,014,299)        3,173,759
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,467,487)       15,892,240      (4,575,334)        3,867,162
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          226,390          345,845          184,509          358,403
   Net transfers (including fixed
     account)......................      (1,033,497)      (3,056,468)      (1,103,879)      (1,060,547)
   Contract charges................        (401,886)        (415,877)        (226,801)        (251,181)
   Transfers for contract benefits
     and terminations..............     (12,633,277)      (9,651,088)      (6,470,710)      (6,221,024)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,842,270)     (12,777,588)      (7,616,881)      (7,174,349)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (15,309,757)        3,114,652     (12,192,215)      (3,307,187)
NET ASSETS:
   Beginning of year...............       77,080,310       73,965,658       49,292,430       52,599,617
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    61,770,553  $    77,080,310  $    37,100,215  $    49,292,430
                                     ===============  ===============  ===============  ===============

                                              BHFTII BAILLIE
                                        GIFFORD INTERNATIONAL STOCK
                                                SUBACCOUNT
                                     --------------------------------
                                           2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (92,619)  $      (67,966)
   Net realized gains (losses).....        1,247,342          876,410
   Change in unrealized gains
     (losses) on investments.......      (7,414,183)        9,991,245
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (6,259,460)       10,799,689
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          139,377          180,708
   Net transfers (including fixed
     account)......................          416,560      (2,052,775)
   Contract charges................        (143,590)        (163,046)
   Transfers for contract benefits
     and terminations..............      (4,568,992)      (5,122,465)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,156,645)      (7,157,578)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (10,416,105)        3,642,111
NET ASSETS:
   Beginning of year...............       38,604,217       34,962,106
                                     ---------------  ---------------
   End of year.....................  $    28,188,112  $    38,604,217
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                            2018             2017            2018             2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,334,856  $     1,308,320  $     (910,914)  $     (859,152)
   Net realized gains (losses)......        (830,382)        (169,867)       14,881,275        5,081,436
   Change in unrealized gains
     (losses) on investments........      (1,999,187)          838,014     (12,332,800)       14,389,408
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,494,713)        1,976,467        1,637,561       18,611,692
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          255,657          575,163          281,260          233,588
   Net transfers (including fixed
     account).......................        (699,992)        6,715,438      (2,240,426)      (2,001,935)
   Contract charges.................        (341,092)        (371,289)        (193,475)        (199,887)
   Transfers for contract benefits
     and terminations...............     (10,847,332)      (9,771,996)      (9,588,171)      (7,072,149)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (11,632,759)      (2,852,684)     (11,740,812)      (9,040,383)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (13,127,472)        (876,217)     (10,103,251)        9,571,309
NET ASSETS:
   Beginning of year................       76,114,473       76,990,690       70,624,858       61,053,549
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    62,987,001  $    76,114,473  $    60,521,607  $    70,624,858
                                      ===============  ===============  ===============  ===============

                                               BHFTII BLACKROCK                  BHFTII BRIGHTHOUSE
                                             ULTRA-SHORT TERM BOND               ASSET ALLOCATION 20
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017             2018              2017
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (146,156)  $      (362,884)  $       445,592  $        422,137
   Net realized gains (losses)......            72,697            31,125          189,197           722,512
   Change in unrealized gains
     (losses) on investments........           143,835           138,588      (2,414,064)         1,772,316
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            70,376         (193,171)      (1,779,275)         2,916,965
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           356,492           303,830           98,902           145,698
   Net transfers (including fixed
     account).......................         3,005,758         3,402,932          430,109       (1,421,068)
   Contract charges.................         (205,990)         (227,737)        (439,693)         (464,203)
   Transfers for contract benefits
     and terminations...............       (5,884,975)       (6,923,741)      (9,066,275)       (4,703,366)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,728,715)       (3,444,716)      (8,976,957)       (6,442,939)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (2,658,339)       (3,637,887)     (10,756,232)       (3,525,974)
NET ASSETS:
   Beginning of year................        29,175,449        32,813,336       51,733,623        55,259,597
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     26,517,110  $     29,175,449  $    40,977,391  $     51,733,623
                                      ================  ================  ===============  ================

                                              BHFTII BRIGHTHOUSE                BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        696,427  $       810,156  $     1,428,145  $      1,920,652
   Net realized gains (losses)......         3,613,431        4,407,465       21,269,753        22,221,961
   Change in unrealized gains
     (losses) on investments........       (9,453,685)        4,675,891     (48,712,020)        28,679,701
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (5,143,827)        9,893,512     (26,014,122)        52,822,314
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            64,178          647,198          517,045         1,708,310
   Net transfers (including fixed
     account).......................         1,262,968      (2,378,456)      (2,001,326)           801,987
   Contract charges.................         (802,425)        (859,450)      (3,353,238)       (3,588,670)
   Transfers for contract benefits
     and terminations...............      (17,101,178)     (16,754,254)     (61,964,721)      (54,068,389)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (16,576,457)     (19,344,962)     (66,802,240)      (55,146,762)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (21,720,284)      (9,451,450)     (92,816,362)       (2,324,448)
NET ASSETS:
   Beginning of year................       105,938,516      115,389,966      419,376,606       421,701,054
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     84,218,232  $   105,938,516  $   326,560,244  $    419,376,606
                                      ================  ===============  ===============  ================

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 80
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2018              2017
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       334,275   $     1,851,166
   Net realized gains (losses)......       39,948,457        45,684,335
   Change in unrealized gains
     (losses) on investments........     (91,212,060)        54,224,846
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (50,929,328)       101,760,347
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,777,177         2,429,413
   Net transfers (including fixed
     account).......................      (6,674,021)       (4,079,378)
   Contract charges.................      (5,365,619)       (5,686,399)
   Transfers for contract benefits
     and terminations...............     (73,622,556)      (67,660,688)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (82,885,019)      (74,997,052)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............    (133,814,347)        26,763,295
NET ASSETS:
   Beginning of year................      634,108,459       607,345,164
                                      ---------------   ---------------
   End of year......................  $   500,294,112   $   634,108,459
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII BRIGHTHOUSE/ARTISAN        BHFTII BRIGHTHOUSE/WELLINGTON
                                                  MID CAP VALUE                        BALANCED
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (755,125)  $     (699,894)  $         16,431  $        48,349
   Net realized gains (losses)........         6,887,740        1,761,460         1,066,897          456,862
   Change in unrealized gains
     (losses) on investments..........      (18,752,259)        9,380,817       (1,598,165)          910,623
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (12,619,644)       10,442,383         (514,837)        1,415,834
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           286,974          550,155            19,756           19,107
   Net transfers (including fixed
     account).........................           578,535      (1,446,637)           206,457          995,923
   Contract charges...................         (332,718)        (359,336)          (63,549)         (74,251)
   Transfers for contract benefits
     and terminations.................      (11,332,478)     (11,315,059)       (2,041,039)      (1,172,244)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (10,799,687)     (12,570,877)       (1,878,375)        (231,465)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................      (23,419,331)      (2,128,494)       (2,393,212)        1,184,369
NET ASSETS:
   Beginning of year..................        98,369,499      100,497,993        11,778,334       10,593,965
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     74,950,168  $    98,369,499  $      9,385,122  $    11,778,334
                                        ================  ===============  ================  ===============

                                          BHFTII BRIGHTHOUSE/WELLINGTON
                                            CORE EQUITY OPPORTUNITIES        BHFTII FRONTIER MID CAP GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       644,521  $        290,056  $      (131,198)  $     (139,655)
   Net realized gains (losses)........       15,625,986        10,106,619         1,727,018          814,310
   Change in unrealized gains
     (losses) on investments..........     (18,018,302)        24,740,646       (2,204,523)        1,650,433
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,747,795)        35,137,321         (608,703)        2,325,088
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          787,053         1,440,822            14,298           73,212
   Net transfers (including fixed
     account).........................      (9,370,253)       (3,906,595)         (303,488)        (405,149)
   Contract charges...................        (884,183)         (939,458)          (66,889)         (71,944)
   Transfers for contract benefits
     and terminations.................     (29,776,917)      (26,808,886)       (1,240,263)      (1,502,105)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (39,244,300)      (30,214,117)       (1,596,342)      (1,905,986)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................     (40,992,095)         4,923,204       (2,205,045)          419,102
NET ASSETS:
   Beginning of year..................      221,061,335       216,138,131        11,004,433       10,585,331
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $   180,069,240  $    221,061,335  $      8,799,388  $    11,004,433
                                        ===============  ================  ================  ===============

                                                                                      BHFTII LOOMIS
                                              BHFTII JENNISON GROWTH              SAYLES SMALL CAP CORE
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (230,133)  $     (231,998)  $     (939,943)   $     (857,986)
   Net realized gains (losses)........         4,289,274        2,226,695        9,761,514         7,083,211
   Change in unrealized gains
     (losses) on investments..........       (3,944,772)        4,003,491     (16,504,486)         3,464,996
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           114,369        5,998,188      (7,682,915)         9,690,221
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            52,728           69,853          237,118           361,333
   Net transfers (including fixed
     account).........................           153,829      (1,915,000)      (1,460,360)       (2,213,376)
   Contract charges...................         (114,895)        (118,165)        (254,704)         (277,223)
   Transfers for contract benefits
     and terminations.................       (3,498,881)      (2,202,531)      (9,811,103)       (8,642,303)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,407,219)      (4,165,843)     (11,289,049)      (10,771,569)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................       (3,292,850)        1,832,345     (18,971,964)       (1,081,348)
NET ASSETS:
   Beginning of year..................        20,267,880       18,435,535       76,150,387        77,231,735
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     16,975,030  $    20,267,880  $    57,178,423   $    76,150,387
                                        ================  ===============  ===============   ===============

                                                   BHFTII LOOMIS
                                              SAYLES SMALL CAP GROWTH
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (257,152)   $     (261,986)
   Net realized gains (losses)........        4,757,118         1,865,387
   Change in unrealized gains
     (losses) on investments..........      (4,023,267)         3,105,443
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          476,699         4,708,844
                                        ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           42,755            96,301
   Net transfers (including fixed
     account).........................        (833,931)         (994,291)
   Contract charges...................         (91,496)          (98,866)
   Transfers for contract benefits
     and terminations.................      (5,255,393)       (3,380,452)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,138,065)       (4,377,308)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (5,661,366)           331,536
NET ASSETS:
   Beginning of year..................       21,108,155        20,776,619
                                        ---------------   ---------------
   End of year........................  $    15,446,789   $    21,108,155
                                        ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTII METLIFE                   BHFTII METLIFE
                                           AGGREGATE BOND INDEX              MID CAP STOCK INDEX
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017            2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       637,980  $       647,766  $      (96,490)  $      (38,543)
   Net realized gains (losses).....        (310,043)         (28,670)        5,419,066        4,779,530
   Change in unrealized gains
     (losses) on investments.......      (1,139,743)          146,356      (9,922,522)        1,123,699
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (811,806)          765,452      (4,599,946)        5,864,686
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          127,559          432,993          111,423          228,328
   Net transfers (including fixed
     account)......................          829,057        1,806,505        (345,092)          864,182
   Contract charges................        (233,462)        (246,096)        (248,394)        (263,864)
   Transfers for contract benefits
     and terminations..............      (5,951,379)      (6,532,836)      (6,101,704)      (6,102,035)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,228,225)      (4,539,434)      (6,583,767)      (5,273,389)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,040,031)      (3,773,982)     (11,183,713)          591,297
NET ASSETS:
   Beginning of year...............       43,752,963       47,526,945       44,435,808       43,844,511
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    37,712,932  $    43,752,963  $    33,252,095  $    44,435,808
                                     ===============  ===============  ===============  ===============


                                     BHFTII METLIFE MSCI EAFE(R) INDEX   BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                            SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2018             2017                2018              2017
                                     ----------------  ---------------     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        524,134  $       463,234     $     (147,542)  $      (98,340)
   Net realized gains (losses).....           639,140          634,362           5,119,262        3,713,913
   Change in unrealized gains
     (losses) on investments.......       (6,301,792)        6,337,773         (8,918,659)        1,278,907
                                     ----------------  ---------------     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       (5,138,518)        7,435,369         (3,946,939)        4,894,480
                                     ----------------  ---------------     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            99,812          158,339             106,915          241,014
   Net transfers (including fixed
     account)......................         1,264,727        (190,955)              51,499          453,060
   Contract charges................         (193,023)        (206,224)           (201,555)        (205,795)
   Transfers for contract benefits
     and terminations..............       (4,363,471)      (4,040,481)         (5,954,977)      (4,879,486)
                                     ----------------  ---------------     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (3,191,955)      (4,279,321)         (5,998,118)      (4,391,207)
                                     ----------------  ---------------     ---------------  ---------------
     Net increase (decrease)
       in net assets...............       (8,330,473)        3,156,048         (9,945,057)          503,273
NET ASSETS:
   Beginning of year...............        36,722,285       33,566,237          40,555,136       40,051,863
                                     ----------------  ---------------     ---------------  ---------------
   End of year.....................  $     28,391,812  $    36,722,285     $    30,610,079  $    40,555,136
                                     ================  ===============     ===============  ===============


                                        BHFTII METLIFE STOCK INDEX         BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017             2018              2017
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       241,073   $       222,395  $       296,142  $       435,924
   Net realized gains (losses).....        8,445,220         5,941,437        3,178,952        3,120,900
   Change in unrealized gains
     (losses) on investments.......     (11,970,547)         6,351,147      (6,083,619)          697,320
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,284,254)        12,514,979      (2,608,525)        4,254,144
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          193,499           461,689          228,189          350,682
   Net transfers (including fixed
     account)......................        (553,038)         1,630,799        (570,163)          405,864
   Contract charges................        (388,048)         (389,499)        (139,377)        (152,014)
   Transfers for contract benefits
     and terminations..............     (10,129,046)       (9,031,950)      (5,000,872)      (5,063,820)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,876,633)       (7,328,961)      (5,482,223)      (4,459,288)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (14,160,887)         5,186,018      (8,090,748)        (205,144)
NET ASSETS:
   Beginning of year...............       71,647,212        66,461,194       41,328,963       41,534,107
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    57,486,325   $    71,647,212  $    33,238,215  $    41,328,963
                                     ===============   ===============  ===============  ===============


                                             BHFTII MFS(R) VALUE
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       170,588   $       521,228
   Net realized gains (losses).....        7,355,064         5,862,192
   Change in unrealized gains
     (losses) on investments.......     (18,243,426)         6,506,028
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (10,717,774)        12,889,448
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          437,720           444,059
   Net transfers (including fixed
     account)......................       27,098,820           631,569
   Contract charges................        (480,501)         (406,784)
   Transfers for contract benefits
     and terminations..............     (13,412,991)       (9,348,761)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       13,643,048       (8,679,917)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        2,925,274         4,209,531
NET ASSETS:
   Beginning of year...............       87,664,145        83,454,614
                                     ---------------   ---------------
   End of year.....................  $    90,589,419   $    87,664,145
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                BHFTII T. ROWE
                                      BHFTII NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2018            2017              2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (876,448)  $     (837,868)  $     (714,621)  $     (794,281)
   Net realized gains (losses).....       13,670,714       10,595,982       15,636,079        7,199,250
   Change in unrealized gains
     (losses) on investments.......     (18,113,691)        1,122,858     (15,457,796)       12,086,025
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (5,319,425)       10,880,972        (536,338)       18,490,994
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          301,688          573,923          224,780          260,806
   Net transfers (including fixed
     account)......................      (2,174,252)      (2,726,074)      (2,144,698)      (3,344,136)
   Contract charges................        (321,334)        (337,529)        (395,529)        (392,789)
   Transfers for contract benefits
     and terminations..............     (10,037,189)      (9,197,274)     (10,152,317)      (9,272,142)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,231,087)     (11,686,954)     (12,467,764)     (12,748,261)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (17,550,512)        (805,982)     (13,004,102)        5,742,733
NET ASSETS:
   Beginning of year...............       83,410,644       84,216,626       68,537,956       62,795,223
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    65,860,132  $    83,410,644  $    55,533,854  $    68,537,956
                                     ===============  ===============  ===============  ===============

                                              BHFTII T. ROWE             BHFTII WESTERN ASSET MANAGEMENT
                                          PRICE SMALL CAP GROWTH          STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (364,719)  $     (345,801)  $     4,582,158   $     3,251,241
   Net realized gains (losses).....        4,073,060        2,846,784          653,599         1,403,063
   Change in unrealized gains
     (losses) on investments.......      (5,409,721)        3,047,046     (11,525,884)         3,747,038
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,701,380)        5,548,029      (6,290,127)         8,401,342
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          103,360          211,775          390,110           644,404
   Net transfers (including fixed
     account)......................        (141,500)        (481,817)        3,191,703           612,149
   Contract charges................        (186,119)        (190,501)        (531,622)         (581,728)
   Transfers for contract benefits
     and terminations..............      (4,720,491)      (3,389,316)     (18,587,162)      (15,526,801)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,944,750)      (3,849,859)     (15,536,971)      (14,851,976)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (6,646,130)        1,698,170     (21,827,098)       (6,450,634)
NET ASSETS:
   Beginning of year...............       29,964,349       28,266,179      126,827,144       133,277,778
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    23,318,219  $    29,964,349  $   105,000,046   $   126,827,144
                                     ===============  ===============  ===============   ===============

                                      BHFTII WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       347,035  $       559,681
   Net realized gains (losses).....        (396,367)        (241,900)
   Change in unrealized gains
     (losses) on investments.......        (229,067)         (95,548)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (278,399)          222,233
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          106,025          265,474
   Net transfers (including fixed
     account)......................        1,654,687        2,446,970
   Contract charges................        (208,192)        (219,693)
   Transfers for contract benefits
     and terminations..............      (5,592,946)      (7,809,559)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,040,426)      (5,316,808)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,318,825)      (5,094,575)
NET ASSETS:
   Beginning of year...............       43,921,854       49,016,429
                                     ---------------  ---------------
   End of year.....................  $    39,603,029  $    43,921,854
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Massachusetts Division of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R) ("American Funds(R)")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2018:

American Funds(R) Bond Subaccount                      BHFTI Brighthouse/Wellington Large Cap Research
American Funds(R) Global Small Capitalization            Subaccount
   Subaccount                                          BHFTI Clarion Global Real Estate Subaccount
American Funds(R) Growth Subaccount                    BHFTI ClearBridge Aggressive Growth Subaccount (a)
American Funds(R) Growth-Income Subaccount             BHFTI Fidelity Institutional Asset Management(R)
BHFTI AB Global Dynamic Allocation Subaccount            Government Income Subaccount
BHFTI American Funds(R) Balanced Allocation            BHFTI Harris Oakmark International Subaccount (a)
   Subaccount                                          BHFTI Invesco Balanced-Risk Allocation Subaccount
BHFTI American Funds(R) Growth Allocation Subaccount   BHFTI Invesco Small Cap Growth Subaccount
BHFTI American Funds(R) Moderate Allocation            BHFTI JPMorgan Global Active Allocation Subaccount
   Subaccount                                          BHFTI Loomis Sayles Global Markets Subaccount
BHFTI AQR Global Risk Balanced Subaccount              BHFTI MetLife Multi-Index Targeted Risk Subaccount
BHFTI BlackRock Global Tactical Strategies             BHFTI MFS(R) Research International Subaccount
   Subaccount                                          BHFTI Morgan Stanley Mid Cap Growth Subaccount
BHFTI Brighthouse Asset Allocation 100 Subaccount      BHFTI Oppenheimer Global Equity Subaccount
BHFTI Brighthouse Balanced Plus Subaccount             BHFTI PanAgora Global Diversified Risk Subaccount
BHFTI Brighthouse/Franklin Low Duration Total          BHFTI PIMCO Inflation Protected Bond Subaccount
   Return Subaccount                                   BHFTI PIMCO Total Return Subaccount
                                                       BHFTI Schroders Global Multi-Asset Subaccount

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


BHFTI SSGA Growth and Income ETF Subaccount              BHFTII Frontier Mid Cap Growth Subaccount
BHFTI SSGA Growth ETF Subaccount                         BHFTII Jennison Growth Subaccount (a)
BHFTI T. Rowe Price Mid Cap Growth Subaccount            BHFTII Loomis Sayles Small Cap Core Subaccount (a)
BHFTI Victory Sycamore Mid Cap Value Subaccount          BHFTII Loomis Sayles Small Cap Growth Subaccount
BHFTII Baillie Gifford International Stock               BHFTII MetLife Aggregate Bond Index Subaccount
   Subaccount (a)                                        BHFTII MetLife Mid Cap Stock Index Subaccount
BHFTII BlackRock Bond Income Subaccount (a)              BHFTII MetLife MSCI EAFE(R) Index Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)     BHFTII MetLife Russell 2000(R) Index Subaccount
BHFTII BlackRock Ultra-Short Term Bond                   BHFTII MetLife Stock Index Subaccount
   Subaccount (a)                                        BHFTII MFS(R) Total Return Subaccount (a)
BHFTII Brighthouse Asset Allocation 20 Subaccount        BHFTII MFS(R) Value Subaccount (a)
BHFTII Brighthouse Asset Allocation 40 Subaccount        BHFTII Neuberger Berman Genesis Subaccount (a)
BHFTII Brighthouse Asset Allocation 60 Subaccount        BHFTII T. Rowe Price Large Cap Growth Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount        BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTII Brighthouse/Artisan Mid Cap Value                 BHFTII Western Asset Management Strategic Bond
   Subaccount (a)                                          Opportunities Subaccount (a)
BHFTII Brighthouse/Wellington Balanced Subaccount        BHFTII Western Asset Management U.S. Government
BHFTII Brighthouse/Wellington Core Equity                  Subaccount (a)
   Opportunities Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset Plus Subaccount BHFTI Schroders Global Multi-Asset II Subaccount
BHFTII MFS(R) Value II Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGE:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio

MERGERS:

Former Name                                             New Name

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% - 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investments Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018              DECEMBER 31, 2018
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------  --------------   --------------
     American Funds(R) Bond Subaccount...........................      2,135,851        23,247,479       1,662,598        4,837,936
     American Funds(R) Global Small Capitalization Subaccount....      3,363,859        70,539,411       4,918,060       16,916,392
     American Funds(R) Growth Subaccount.........................      3,509,859       207,252,926      31,285,849       68,123,455
     American Funds(R) Growth-Income Subaccount..................      3,388,076       132,759,358      15,708,098       38,390,498
     BHFTI AB Global Dynamic Allocation Subaccount...............        258,577         2,904,548         236,542        1,059,603
     BHFTI American Funds(R) Balanced Allocation Subaccount......     13,736,900       124,294,928      12,402,530       22,362,879
     BHFTI American Funds(R) Growth Allocation Subaccount........     33,153,273       289,865,405      34,317,114       49,474,970
     BHFTI American Funds(R) Moderate Allocation Subaccount......     10,082,943        92,616,477       9,154,608       19,932,274
     BHFTI AQR Global Risk Balanced Subaccount...................        627,617         6,413,760         894,310        1,661,602
     BHFTI BlackRock Global Tactical Strategies Subaccount.......        583,169         5,980,640         906,541        1,607,197
     BHFTI Brighthouse Asset Allocation 100 Subaccount...........      1,639,970        18,558,040       2,682,013        5,322,540
     BHFTI Brighthouse Balanced Plus Subaccount..................      1,788,858        19,889,711       3,483,999        4,871,761
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Subaccount................................................        912,080         8,900,790       2,193,146        1,965,623
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount................................................        905,731        10,663,846       1,984,062        3,137,027
     BHFTI Clarion Global Real Estate Subaccount.................      3,361,917        41,873,085       3,023,921        7,831,566
     BHFTI ClearBridge Aggressive Growth Subaccount..............      2,942,477        38,119,801       3,929,086       13,743,590
     BHFTI Fidelity Institutional Asset Management(R)
       Government Income Subaccount..............................        144,190         1,537,490         219,229          492,918
     BHFTI Harris Oakmark International Subaccount...............      6,358,701        90,416,812       9,780,427       15,756,122
     BHFTI Invesco Balanced-Risk Allocation Subaccount...........        430,347         4,355,023         661,982        1,376,520
     BHFTI Invesco Small Cap Growth Subaccount...................        600,531         8,493,236       2,239,262        3,167,258
     BHFTI JPMorgan Global Active Allocation Subaccount..........        389,846         4,450,789       1,046,066        1,276,169
     BHFTI Loomis Sayles Global Markets Subaccount...............        370,568         5,336,883         871,247        1,471,099
     BHFTI MetLife Multi-Index Targeted Risk Subaccount..........        268,721         3,242,141         688,903        1,579,312
     BHFTI MFS(R) Research International Subaccount..............      3,299,358        36,433,753       1,855,480        7,768,658
     BHFTI Morgan Stanley Mid Cap Growth Subaccount..............        651,550         9,214,311       4,284,222        4,877,178
     BHFTI Oppenheimer Global Equity Subaccount..................        962,164        18,014,001       5,211,000        6,069,747
     BHFTI PanAgora Global Diversified Risk Subaccount...........        111,705         1,217,599         248,897          455,444
     BHFTI PIMCO Inflation Protected Bond Subaccount.............      3,453,720        36,946,723       1,625,194        6,573,615
     BHFTI PIMCO Total Return Subaccount.........................     12,739,313       146,667,253       6,613,195       23,836,020
     BHFTI Schroders Global Multi-Asset Subaccount...............        341,020         4,019,114       2,208,278          804,689
     BHFTI SSGA Growth and Income ETF Subaccount.................      4,028,208        44,780,462       3,985,761        8,492,957
     BHFTI SSGA Growth ETF Subaccount............................      3,364,141        38,129,371       3,657,996        8,028,525
     BHFTI T. Rowe Price Mid Cap Growth Subaccount...............      6,649,157        62,380,004      12,169,892       16,371,361
     BHFTI Victory Sycamore Mid Cap Value Subaccount.............      2,453,724        42,603,865       9,196,229        9,018,884
     BHFTII Baillie Gifford International Stock Subaccount.......      2,585,391        27,084,288       2,155,297        6,404,718
     BHFTII BlackRock Bond Income Subaccount.....................        622,104        66,359,725       5,464,362       15,762,385
     BHFTII BlackRock Capital Appreciation Subaccount............      1,580,472        48,087,806      12,566,884       15,600,760
     BHFTII BlackRock Ultra-Short Term Bond Subaccount...........        261,326        26,194,519       5,774,114        8,647,464
     BHFTII Brighthouse Asset Allocation 20 Subaccount...........      3,990,013        43,619,082       4,256,994       12,173,937
     BHFTII Brighthouse Asset Allocation 40 Subaccount...........      7,841,555        86,861,080       6,191,501       19,155,760
     BHFTII Brighthouse Asset Allocation 60 Subaccount...........     29,053,404       326,599,384      23,101,876       73,741,780
     BHFTII Brighthouse Asset Allocation 80 Subaccount...........     40,674,320       482,624,539      35,317,041       91,304,008
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount.........        361,540        76,930,492       7,491,879       14,038,384
     BHFTII Brighthouse/Wellington Balanced Subaccount...........        530,537         9,708,474       2,326,176        3,450,390
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Subaccount..................................      6,060,379       172,748,234      15,176,451       42,536,577
     BHFTII Frontier Mid Cap Growth Subaccount...................        303,744         7,980,045       1,392,498        1,862,878
     BHFTII Jennison Growth Subaccount...........................      1,186,474        16,530,589       5,704,022        6,247,358
     BHFTII Loomis Sayles Small Cap Core Subaccount..............        252,772        58,718,403       8,328,492       12,992,505
     BHFTII Loomis Sayles Small Cap Growth Subaccount............      1,264,067        14,398,601       4,293,580        7,727,102
     BHFTII MetLife Aggregate Bond Index Subaccount..............      3,654,371        39,129,492       2,946,347        7,536,615
     BHFTII MetLife Mid Cap Stock Index Subaccount...............      2,071,791        31,335,902       5,103,096        8,269,523

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     BHFTII MetLife MSCI EAFE(R) Index Subaccount...............      2,383,874       28,390,868         2,064,222        4,732,107
     BHFTII MetLife Russell 2000(R) Index Subaccount............      1,733,309       26,344,706         4,380,818        7,816,402
     BHFTII MetLife Stock Index Subaccount......................      1,267,897       46,001,138         7,868,992       14,518,474
     BHFTII MFS(R) Total Return Subaccount......................        219,893       32,008,752         3,979,226        6,846,221
     BHFTII MFS(R) Value Subaccount.............................      6,626,655      101,051,057        40,635,118       19,885,475
     BHFTII Neuberger Berman Genesis Subaccount.................      3,603,690       58,053,469        10,705,638       13,886,552
     BHFTII T. Rowe Price Large Cap Growth Subaccount...........      2,742,416       53,398,249        15,262,397       16,139,403
     BHFTII T. Rowe Price Small Cap Growth Subaccount...........      1,183,070       22,043,929         4,141,342        6,902,770
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      8,339,104      106,068,739        10,353,881       21,308,821
     BHFTII Western Asset Management U.S. Government
       Subaccount...............................................      3,461,345       41,346,975         3,938,789        7,632,313

This page is intentionally left blank.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                      AMERICAN FUNDS(R)
                                    AMERICAN FUNDS(R) BOND       GLOBAL SMALL CAPITALIZATION     AMERICAN FUNDS(R) GROWTH
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ----------------------------  ------------------------------  -----------------------------
                                     2018            2017           2018            2017            2018            2017
                                 -------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year........      1,448,112      1,583,928      21,436,281      25,275,009       9,373,933     11,105,193
Units issued and transferred
   from other funding options..        181,675        230,248       1,680,055       1,113,130         585,260        326,616
Units redeemed and transferred
   to other funding options....      (375,699)      (366,064)     (4,934,611)     (4,951,858)     (2,380,101)    (2,057,876)
                                 -------------  -------------  --------------  --------------  --------------  -------------
Units end of year..............      1,254,088      1,448,112      18,181,725      21,436,281       7,579,092      9,373,933
                                 =============  =============  ==============  ==============  ==============  =============


                                        AMERICAN FUNDS(R)               BHFTI AB GLOBAL           BHFTI AMERICAN FUNDS(R)
                                          GROWTH-INCOME               DYNAMIC ALLOCATION            BALANCED ALLOCATION
                                           SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                 ------------------------------  ----------------------------  -----------------------------
                                      2018            2017           2018            2017           2018           2017
                                 --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year........       8,886,883      10,299,442        292,251        339,866      9,839,092      11,350,612
Units issued and transferred
   from other funding options..         621,307         453,302         80,495         11,339        588,563         471,622
Units redeemed and transferred
   to other funding options....     (2,160,440)     (1,865,861)      (144,066)       (58,954)    (1,732,322)     (1,983,142)
                                 --------------  --------------  -------------  -------------  -------------  --------------
Units end of year..............       7,347,750       8,886,883        228,680        292,251      8,695,333       9,839,092
                                 ==============  ==============  =============  =============  =============  ==============

                                     BHFTI AMERICAN FUNDS(R)        BHFTI AMERICAN FUNDS(R)                 BHFTI
                                        GROWTH ALLOCATION             MODERATE ALLOCATION         AQR GLOBAL RISK BALANCED
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018            2017            2018            2017
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........      21,228,512      22,758,256      7,636,740       8,654,853         562,339        694,683
Units issued and transferred
   from other funding options..       1,388,270       1,719,236        265,413         287,326          38,968         46,892
Units redeemed and transferred
   to other funding options....     (3,449,771)     (3,248,980)    (1,353,726)     (1,305,439)       (146,436)      (179,236)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............      19,167,011      21,228,512      6,548,427       7,636,740         454,871        562,339
                                 ==============  ==============  =============  ==============  ==============  =============


                                        BHFTI BLACKROCK               BHFTI BRIGHTHOUSE                    BHFTI
                                  GLOBAL TACTICAL STRATEGIES        ASSET ALLOCATION 100         BRIGHTHOUSE BALANCED PLUS
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018           2017            2018           2017
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........         524,193        614,001       1,196,554      1,333,471      1,501,953       1,501,126
Units issued and transferred
   from other funding options..          31,875         46,636         112,641         51,081        211,559         282,325
Units redeemed and transferred
   to other funding options....       (118,101)      (136,444)       (276,507)      (187,998)      (432,659)       (281,498)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............         437,967        524,193       1,032,688      1,196,554      1,280,853       1,501,953
                                 ==============  =============  ==============  =============  =============  ==============


                                  BHFTI BRIGHTHOUSE/FRANKLIN          BHFTI BRIGHTHOUSE/                     BHFTI
                                   LOW DURATION TOTAL RETURN     WELLINGTON LARGE CAP RESEARCH    CLARION GLOBAL REAL ESTATE
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -------------------------------  -----------------------------
                                      2018           2017            2018            2017             2018           2017
                                 --------------  -------------  --------------  --------------   -------------  --------------

Units beginning of year........         846,117        911,794       1,058,370       1,196,833       2,309,813       2,586,391
Units issued and transferred
   from other funding options..         358,338        104,048          71,794         158,834         193,832         246,002
Units redeemed and transferred
   to other funding options....       (339,652)      (169,725)       (255,534)       (297,297)       (542,107)       (522,580)
                                 --------------  -------------  --------------  --------------   -------------  --------------
Units end of year..............         864,803        846,117         874,630       1,058,370       1,961,538       2,309,813
                                 ==============  =============  ==============  ==============   =============  ==============


                                                                 BHFTI FIDELITY INSTITUTIONAL
                                        BHFTI CLEARBRIDGE             ASSET MANAGEMENT(R)                    BHFTI
                                        AGGRESSIVE GROWTH              GOVERNMENT INCOME         HARRIS OAKMARK INTERNATIONAL
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018           2017            2018            2017
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........      38,864,229      46,262,111        162,994         224,765      32,744,467      38,426,954
Units issued and transferred
   from other funding options..       3,378,581       2,920,639         17,506          11,090       5,489,044       2,484,559
Units redeemed and transferred
   to other funding options....    (10,520,442)    (10,318,521)       (44,902)        (72,861)     (8,653,762)     (8,167,046)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............      31,722,368      38,864,229        135,598         162,994      29,579,749      32,744,467
                                 ==============  ==============  =============  ==============  ==============  ==============

                                         BHFTI INVESCO                       BHFTI                     BHFTI JPMORGAN
                                   BALANCED-RISK ALLOCATION        INVESCO SMALL CAP GROWTH       GLOBAL ACTIVE ALLOCATION
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2018           2017            2018            2017            2018           2017
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........       4,143,216      5,087,606       2,680,171       3,217,105      3,633,683       3,883,931
Units issued and transferred
   from other funding options..         281,344        514,010         400,816         156,889      1,187,219         660,530
Units redeemed and transferred
   to other funding options....     (1,156,772)    (1,458,400)       (933,370)       (693,823)    (1,594,046)       (910,778)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............       3,267,788      4,143,216       2,147,617       2,680,171      3,226,856       3,633,683
                                 ==============  =============  ==============  ==============  =============  ==============


                                             BHFTI                      BHFTI METLIFE                      BHFTI
                                 LOOMIS SAYLES GLOBAL MARKETS     MULTI-INDEX TARGETED RISK    MFS(R) RESEARCH INTERNATIONAL
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018           2017           2018            2017            2018            2017
                                 -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........        415,020         491,198        321,599         328,904      24,300,181     28,936,781
Units issued and transferred
   from other funding options..         34,728          54,650         98,548          38,622       2,137,774      1,103,656
Units redeemed and transferred
   to other funding options....       (92,949)       (130,828)      (183,409)        (45,927)     (5,324,919)    (5,740,256)
                                 -------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............        356,799         415,020        236,738         321,599      21,113,036     24,300,181
                                 =============  ==============  =============  ==============  ==============  =============


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                     BHFTI MORGAN STANLEY                  BHFTI                    BHFTI PANAGORA
                                        MID CAP GROWTH           OPPENHEIMER GLOBAL EQUITY      GLOBAL DIVERSIFIED RISK
                                          SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2018           2017           2018           2017           2018           2017
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      5,401,379      6,229,546        720,761        911,102      1,311,017      1,970,183
Units issued and transferred
   from other funding options..      1,155,882      1,041,867        143,211         94,803        869,449        195,265
Units redeemed and transferred
   to other funding options....    (2,192,208)    (1,870,034)      (229,010)      (285,144)    (1,150,612)      (854,431)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      4,365,053      5,401,379        634,962        720,761      1,029,854      1,311,017
                                 =============  =============  =============  =============  =============  =============


                                           BHFTI PIMCO                                                  BHFTI SCHRODERS
                                    INFLATION PROTECTED BOND        BHFTI PIMCO TOTAL RETURN          GLOBAL MULTI-ASSET
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2018            2017            2018            2017            2018           2017
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........       2,582,276       2,829,259      86,502,571      92,864,031      2,073,223       2,673,147
Units issued and transferred
   from other funding options..         242,699         393,569      10,702,672       8,766,918      1,421,196         110,662
Units redeemed and transferred
   to other funding options....       (585,905)       (640,552)    (20,188,095)    (15,128,378)      (570,574)       (710,586)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............       2,239,070       2,582,276      77,017,148      86,502,571      2,923,845       2,073,223
                                 ==============  ==============  ==============  ==============  =============  ==============

                                          BHFTI SSGA                                             BHFTI T. ROWE PRICE
                                     GROWTH AND INCOME ETF        BHFTI SSGA GROWTH ETF            MID CAP GROWTH
                                          SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2018           2017          2018           2017           2018           2017
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,086,506      3,714,573      2,594,661      2,885,442     32,615,117     38,550,602
Units issued and transferred
   from other funding options..         70,276         95,601         79,913        174,073      4,393,387      2,352,651
Units redeemed and transferred
   to other funding options....      (485,411)      (723,668)      (474,304)      (464,854)    (9,926,143)    (8,288,136)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,671,371      3,086,506      2,200,270      2,594,661     27,082,361     32,615,117
                                 =============  =============  =============  =============  =============  =============


                                        BHFTI VICTORY                BHFTII BAILLIE                 BHFTII BLACKROCK
                                   SYCAMORE MID CAP VALUE      GIFFORD INTERNATIONAL STOCK             BOND INCOME
                                         SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                     2018           2017           2018           2017            2018            2017
                                 -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........     12,050,422     13,900,520     20,191,908     24,386,630      11,693,123      12,121,638
Units issued and transferred
   from other funding options..      1,052,516        825,890      4,794,526        866,171       2,264,003       1,825,642
Units redeemed and transferred
   to other funding options....    (2,877,454)    (2,675,988)    (6,980,825)    (5,060,893)     (4,093,274)     (2,254,157)
                                 -------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............     10,225,484     12,050,422     18,005,609     20,191,908       9,863,852      11,693,123
                                 =============  =============  =============  =============  ==============  ==============

                                       BHFTII BLACKROCK               BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                     CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018           2017            2018           2017            2018            2017
                                 -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........     10,974,587      12,540,493     13,163,327      14,679,482       3,340,464       3,775,874
Units issued and transferred
   from other funding options..      5,707,917         582,377      4,245,533       3,165,298         274,446         160,096
Units redeemed and transferred
   to other funding options....    (7,373,132)     (2,148,283)    (5,520,768)     (4,681,453)       (865,298)       (595,506)
                                 -------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............      9,309,372      10,974,587     11,888,092      13,163,327       2,749,612       3,340,464
                                 =============  ==============  =============  ==============  ==============  ==============


                                      BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 40              ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                          SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       6,212,020       7,393,613      22,658,717      25,823,624      31,992,359      36,108,562
Units issued and transferred
   from other funding options..         253,574         235,434         621,614         797,555         709,052       1,521,626
Units redeemed and transferred
   to other funding options....     (1,240,223)     (1,417,027)     (4,250,689)     (3,962,462)     (4,889,089)     (5,637,829)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       5,225,371       6,212,020      19,029,642      22,658,717      27,812,322      31,992,359
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                                                                                          BHFTII
                                  BHFTII BRIGHTHOUSE/ARTISAN         BHFTII BRIGHTHOUSE/          BRIGHTHOUSE/WELLINGTON
                                         MID CAP VALUE               WELLINGTON BALANCED         CORE EQUITY OPPORTUNITIES
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2018           2017            2018           2017           2018            2017
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........     16,636,183      18,907,688         159,591        163,665     34,303,062     39,390,385
Units issued and transferred
   from other funding options..      2,864,768         891,321          27,495         34,394      6,086,446      1,161,394
Units redeemed and transferred
   to other funding options....    (4,689,673)     (3,162,826)        (52,543)       (38,468)   (12,005,513)    (6,248,717)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............     14,811,278      16,636,183         134,543        159,591     28,383,995     34,303,062
                                 =============  ==============  ==============  =============  =============  =============



                                            BHFTII                                                        BHFTII
                                    FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH      LOOMIS SAYLES SMALL CAP CORE
                                          SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2018           2017            2018           2017            2018           2017
                                 --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........         122,237        145,604     16,308,688      20,055,574      10,005,879     11,536,783
Units issued and transferred
   from other funding options..           7,074         10,387      3,938,105       1,749,710       3,145,654        476,038
Units redeemed and transferred
   to other funding options....        (24,271)       (33,754)    (6,446,580)     (5,496,596)     (4,583,269)    (2,006,942)
                                 --------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............         105,040        122,237     13,800,213      16,308,688       8,568,264     10,005,879
                                 ==============  =============  =============  ==============  ==============  =============


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                      BHFTII LOOMIS SAYLES                  BHFTII                        BHFTII
                                        SMALL CAP GROWTH         METLIFE AGGREGATE BOND INDEX   METLIFE MID CAP STOCK INDEX
                                           SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2018            2017            2018           2017           2018           2017
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........       9,124,981      11,235,020      25,203,021     27,866,965     12,196,395     13,747,826
Units issued and transferred
   from other funding options..       1,120,536         303,069       3,133,559      3,335,599      1,109,681      1,466,715
Units redeemed and transferred
   to other funding options....     (3,501,252)     (2,413,108)     (6,247,244)    (5,999,543)    (2,862,373)    (3,018,146)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............       6,744,265       9,124,981      22,089,336     25,203,021     10,443,703     12,196,395
                                 ==============  ==============  ==============  =============  =============  =============


                                            BHFTII                          BHFTII
                                  METLIFE MSCI EAFE(R) INDEX     METLIFE RUSSELL 2000(R) INDEX     BHFTII METLIFE STOCK INDEX
                                          SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 -----------------------------  -------------------------------  ------------------------------
                                      2018           2017            2018            2017             2018            2017
                                 -------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........     21,048,288      23,674,525      11,388,248      12,703,540        8,291,362       9,214,312
Units issued and transferred
   from other funding options..      2,178,731       1,388,071       1,319,063       1,248,810          958,156       1,145,417
Units redeemed and transferred
   to other funding options....    (4,054,301)     (4,014,308)     (2,903,041)     (2,564,102)      (2,172,653)     (2,068,367)
                                 -------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............     19,172,718      21,048,288       9,804,270      11,388,248        7,076,865       8,291,362
                                 =============  ==============  ==============  ==============   ==============  ==============


                                                                                                        BHFTII
                                  BHFTII MFS(R) TOTAL RETURN        BHFTII MFS(R) VALUE        NEUBERGER BERMAN GENESIS
                                          SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2018           2017           2018           2017           2018           2017
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      4,167,462      4,690,976     29,791,367     33,094,397     24,841,992     28,635,237
Units issued and transferred
   from other funding options..        419,105        267,783     15,914,738      2,946,026      2,021,332        739,483
Units redeemed and transferred
   to other funding options....    (1,030,041)      (791,297)   (10,102,367)    (6,249,056)    (5,530,873)    (4,532,728)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,556,526      4,167,462     35,603,738     29,791,367     21,332,451     24,841,992
                                 =============  =============  =============  =============  =============  =============


                                                                                                            BHFTII
                                      BHFTII T. ROWE PRICE            BHFTII T. ROWE PRICE         WESTERN ASSET MANAGEMENT
                                        LARGE CAP GROWTH                SMALL CAP GROWTH         STRATEGIC BOND OPPORTUNITIES
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2018            2017            2018            2017            2018           2017
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........      19,609,998      23,711,092       6,998,914       7,998,685     36,351,505      40,684,432
Units issued and transferred
   from other funding options..       2,419,790       1,835,834         946,575         847,189      5,082,159       2,415,535
Units redeemed and transferred
   to other funding options....     (5,763,572)     (5,936,928)     (2,025,962)     (1,846,960)    (9,638,052)     (6,748,462)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............      16,266,216      19,609,998       5,919,527       6,998,914     31,795,612      36,351,505
                                 ==============  ==============  ==============  ==============  =============  ==============

                                          BHFTII WESTERN ASSET
                                       MANAGEMENT U.S. GOVERNMENT
                                               SUBACCOUNT
                                      -----------------------------
                                           2018           2017
                                      --------------  -------------

Units beginning of year.............      23,561,769     26,401,824
Units issued and transferred
   from other funding options.......       4,261,829      2,607,854
Units redeemed and transferred
   to other funding options.........     (6,486,692)    (5,447,909)
                                      --------------  -------------
Units end of year...................      21,336,906     23,561,769
                                      ==============  =============


          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  American Funds(R) Bond             2018     1,254,088    14.39 - 18.07      22,084,627
     Subaccount                      2017     1,448,112    14.85 - 18.46      26,077,860
                                     2016     1,583,928    14.68 - 18.05      27,903,008
                                     2015     1,799,791    14.62 - 17.79      31,237,104
                                     2014     2,054,115    14.94 - 17.99      36,076,315

  American Funds(R) Global           2018    18,181,725      3.23 - 4.01      71,179,165
     Small Capitalization            2017    21,436,281      3.70 - 4.55      95,255,129
     Subaccount                      2016    25,275,009      3.01 - 3.66      90,532,040
                                     2015    28,194,373      3.02 - 3.64     100,294,411
                                     2014    32,159,842      3.09 - 3.68     115,675,747

  American Funds(R) Growth           2018     7,579,092    24.45 - 33.47     243,864,932
     Subaccount                      2017     9,373,933     6.25 - 34.03     307,153,648
                                     2016    11,105,193    19.04 - 26.90     287,740,484
                                     2015    12,820,721     5.04 - 24.92     307,490,605
                                     2014    15,076,987     5.02 - 23.64     342,821,576

  American Funds(R)                  2018     7,347,750    15.01 - 21.66     152,124,512
     Growth-Income Subaccount        2017     8,886,883    15.67 - 22.37     190,452,067
                                     2016    10,299,442    13.12 - 18.53     182,982,079
                                     2015    11,701,397    12.06 - 16.85     189,038,388
                                     2014    13,498,190    12.18 - 16.85     217,950,996

  BHFTI AB Global Dynamic            2018       228,680    12.38 - 13.02       2,958,057
     Allocation Subaccount           2017       292,251    13.55 - 14.15       4,107,222
                                     2016       339,866    12.04 - 12.60       4,255,229
                                     2015       363,522    11.85 - 12.30       4,442,798
                                     2014       344,386    12.02 - 12.37       4,238,825

  BHFTI American Funds(R)            2018     8,695,333     1.50 - 15.18     129,951,019
     Balanced Allocation             2017     9,839,092     1.59 - 16.05     155,420,951
     Subaccount                      2016    11,350,612     1.38 - 13.89     156,218,897
                                     2015    12,313,704    12.16 - 13.04     159,128,547
                                     2014    13,651,619    12.50 - 13.28     179,851,168

  BHFTI American Funds(R)            2018    19,167,011     1.56 - 15.73     298,710,957
     Growth Allocation Subaccount    2017    21,228,512     1.67 - 16.89     355,336,811
                                     2016    22,758,256    13.02 - 14.08     317,698,345
                                     2015    24,572,520    12.29 - 13.07     318,621,059
                                     2014    25,618,554    12.63 - 13.32     338,829,244



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  American Funds(R) Bond             2018      2.30         1.15 - 2.05       (3.13) - (2.10)
     Subaccount                      2017      1.85         1.15 - 2.20           1.16 - 2.23
                                     2016      1.62         1.15 - 2.20           0.45 - 1.51
                                     2015      1.59         1.15 - 2.20       (2.15) - (1.12)
                                     2014      1.87         1.40 - 2.45           2.73 - 3.81

  American Funds(R) Global           2018      0.08         1.15 - 2.05     (12.73) - (11.75)
     Small Capitalization            2017      0.43         1.15 - 2.20         22.86 - 24.21
     Subaccount                      2016      0.24         1.15 - 2.20         (0.37) - 0.73
                                     2015        --         1.15 - 2.20       (2.16) - (1.08)
                                     2014      0.12         1.35 - 2.45         (0.35) - 0.75

  American Funds(R) Growth           2018      0.41         1.15 - 2.05       (2.53) - (1.59)
     Subaccount                      2017      0.49         1.15 - 2.20         20.57 - 26.58
                                     2016      0.75         1.15 - 2.20           6.84 - 8.02
                                     2015      0.57         1.15 - 2.20           0.40 - 5.43
                                     2014      0.75         1.35 - 2.45           1.96 - 7.05

  American Funds(R)                  2018      1.33         1.15 - 2.10       (4.18) - (3.11)
     Growth-Income Subaccount        2017      1.34         1.15 - 2.20         19.43 - 20.75
                                     2016      1.44         1.15 - 2.20          8.82 - 10.03
                                     2015      1.26         1.15 - 2.20         (1.00) - 0.09
                                     2014      1.23         1.35 - 2.45           7.96 - 9.15

  BHFTI AB Global Dynamic            2018      1.65         1.15 - 1.80       (8.64) - (8.04)
     Allocation Subaccount           2017      1.47         1.15 - 1.80         11.60 - 12.32
                                     2016      1.57         1.15 - 1.95           1.60 - 2.41
                                     2015      3.14         1.15 - 1.95       (1.36) - (0.57)
                                     2014      1.87         1.15 - 1.95           5.28 - 6.12

  BHFTI American Funds(R)            2018      1.46         1.15 - 2.05       (6.26) - (5.41)
     Balanced Allocation             2017      1.49         1.15 - 2.05         14.49 - 15.52
     Subaccount                      2016      1.61         1.15 - 2.05           5.62 - 6.58
                                     2015      1.40         1.15 - 2.05       (2.72) - (1.84)
                                     2014      1.27         1.15 - 2.05           3.90 - 4.84

  BHFTI American Funds(R)            2018      1.20         1.15 - 1.85        (7.6) - (6.85)
     Growth Allocation Subaccount    2017      1.25         1.15 - 1.95         19.01 - 19.96
                                     2016      1.32         1.15 - 2.05           6.75 - 7.71
                                     2015      1.31         1.15 - 2.05       (2.67) - (1.89)
                                     2014      1.04         1.15 - 1.95           4.33 - 5.17



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI American Funds(R)            2018     6,548,427    13.24 - 14.43      93,569,689
     Moderate Allocation             2017     7,636,740    13.98 - 15.11     114,437,744
     Subaccount                      2016     8,654,853    12.62 - 13.53     116,221,978
                                     2015     9,654,055    12.03 - 12.79     122,657,953
                                     2014    10,743,062    12.35 - 13.03     139,175,091

  BHFTI AQR Global Risk              2018       454,871     9.84 - 11.03       4,983,217
     Balanced Subaccount             2017       562,339    10.64 - 11.92       6,661,455
                                     2016       694,683    10.49 - 10.98       7,584,671
                                     2015       789,827     9.81 - 10.19       8,013,998
                                     2014     1,109,941    11.07 - 11.40      12,605,187

  BHFTI BlackRock Global             2018       437,967    11.72 - 12.37       5,376,744
     Tactical Strategies             2017       524,193    12.87 - 13.48       7,020,428
     Subaccount                      2016       614,001    11.34 - 12.04       7,344,831
                                     2015       685,840    11.23 - 11.66       7,948,746
                                     2014       727,216    11.36 - 11.81       8,539,602

  BHFTI Brighthouse Asset            2018     1,032,688    16.20 - 18.73      18,679,195
     Allocation 100 Subaccount       2017     1,196,554    18.63 - 20.62      24,373,097
                                     2016     1,333,471    15.01 - 16.96      22,352,058
                                     2015     1,602,470    14.46 - 15.75      24,955,510
                                     2014     1,763,916    14.68 - 16.25      28,342,417

  BHFTI Brighthouse Balanced         2018     1,280,853    13.28 - 14.01      17,745,419
     Plus Subaccount                 2017     1,501,953    14.60 - 15.30      22,736,422
                                     2016     1,501,126    12.50 - 13.08      19,452,040
                                     2015     1,507,821    11.76 - 12.21      18,270,651
                                     2014     1,622,023    12.50 - 12.88      20,771,779

  BHFTI Brighthouse/Franklin         2018       864,803     9.56 - 10.05       8,600,853
     Low Duration Total Return       2017       846,117     9.69 - 10.12       8,488,057
     Subaccount                      2016       911,794     9.60 - 10.10       9,144,097
                                     2015       981,341      9.61 - 9.91       9,666,742
                                     2014     1,000,480     9.76 - 10.09      10,040,845

  BHFTI                              2018       874,630     9.91 - 13.89      11,683,806
     Brighthouse/Wellington Large    2017     1,058,370    10.80 - 15.00      15,291,513
     Cap Research Subaccount         2016     1,196,833     9.05 - 12.44      14,302,701
                                     2015     1,326,829     8.53 - 11.62      14,815,754
                                     2014     1,632,849     8.34 - 11.25      17,639,903

  BHFTI Clarion Global Real          2018     1,961,538    16.27 - 18.57      35,837,990
     Estate Subaccount               2017     2,309,813    18.18 - 20.56      46,788,192
                                     2016     2,586,391    16.65 - 18.78      47,891,850
                                     2015     3,011,290    16.66 - 18.83      55,937,426
                                     2014     3,481,040    17.27 - 19.32      66,325,358

  BHFTI ClearBridge                  2018    31,722,368      1.03 - 1.64      46,825,587
     Aggressive Growth Subaccount    2017    38,864,229      1.14 - 1.78      62,679,865
                                     2016    46,262,111      0.98 - 1.52      64,062,358
                                     2015    54,839,983      0.97 - 1.50      75,223,591
                                     2014    60,219,466      1.03 - 1.58      86,973,052

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI American Funds(R)            2018      1.71         1.15 - 1.95       (5.29) - (4.53)
     Moderate Allocation             2017      1.78         1.15 - 1.95         10.79 - 11.68
     Subaccount                      2016      1.91         1.15 - 1.95           4.95 - 5.79
                                     2015      1.49         1.15 - 1.95       (2.64) - (1.86)
                                     2014      1.45         1.15 - 1.95           4.05 - 4.88

  BHFTI AQR Global Risk              2018      0.38         1.15 - 1.85       (8.07) - (7.43)
     Balanced Subaccount             2017      1.67         1.15 - 1.85           7.80 - 8.55
                                     2016        --         1.15 - 1.95           6.86 - 7.72
                                     2015      5.58         1.15 - 1.95     (11.32) - (10.61)
                                     2014        --         1.15 - 1.95           1.99 - 2.81

  BHFTI BlackRock Global             2018      1.42         1.15 - 1.85       (8.89) - (8.25)
     Tactical Strategies             2017      0.68         1.15 - 1.85         11.24 - 12.02
     Subaccount                      2016      1.46         1.15 - 2.20           2.16 - 3.24
                                     2015      1.54         1.15 - 2.20       (2.04) - (1.25)
                                     2014      1.06         1.15 - 2.20           3.61 - 4.70

  BHFTI Brighthouse Asset            2018      1.02         1.15 - 2.05     (11.90) - (11.10)
     Allocation 100 Subaccount       2017      1.23         1.15 - 1.95         20.57 - 21.53
                                     2016      2.33         1.15 - 2.20           6.61 - 7.73
                                     2015      1.28         1.15 - 1.95       (3.90) - (3.13)
                                     2014      0.74         1.15 - 2.20           2.80 - 3.89

  BHFTI Brighthouse Balanced         2018      1.67         1.15 - 1.85       (9.07) - (8.43)
     Plus Subaccount                 2017      1.51         1.15 - 1.85         16.17 - 16.98
                                     2016      2.73         1.15 - 1.95           6.27 - 7.13
                                     2015      2.19         1.15 - 1.95       (5.94) - (5.18)
                                     2014      1.58         1.15 - 1.95           7.53 - 8.39

  BHFTI Brighthouse/Franklin         2018      1.78         1.15 - 1.80       (1.36) - (0.72)
     Low Duration Total Return       2017      1.44         1.15 - 1.80         (0.47) - 0.18
     Subaccount                      2016      3.01         1.15 - 2.05           1.04 - 1.95
                                     2015      3.06         1.15 - 1.80       (2.40) - (1.76)
                                     2014      2.05         1.15 - 2.05       (0.99) - (0.10)

  BHFTI                              2018      0.79         1.15 - 2.10       (8.28) - (7.40)
     Brighthouse/Wellington Large    2017      0.88         1.15 - 2.10         19.41 - 20.55
     Cap Research Subaccount         2016      2.19         1.15 - 2.10           6.03 - 7.04
                                     2015      0.71         1.15 - 2.10           2.32 - 3.30
                                     2014      0.72         1.07 - 2.02         11.15 - 12.21

  BHFTI Clarion Global Real          2018      5.96         1.15 - 2.05      (10.51) - (9.70)
     Estate Subaccount               2017      3.45         1.15 - 2.05           8.50 - 9.48
                                     2016      2.08         1.15 - 2.10       (1.22) - (0.28)
                                     2015      3.78         1.15 - 2.20       (3.55) - (2.53)
                                     2014      1.61         1.15 - 2.20         10.80 - 11.97

  BHFTI ClearBridge                  2018      0.62         1.15 - 2.10       (8.95) - (8.01)
     Aggressive Growth Subaccount    2017      0.75         1.15 - 2.10         16.01 - 17.19
                                     2016      0.44         1.15 - 2.20           0.45 - 1.66
                                     2015      0.25         1.15 - 2.20       (6.13) - (5.08)
                                     2014      0.09         1.15 - 2.20         16.31 - 17.58

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  BHFTI Fidelity                     2018       135,598     10.41 - 10.98       1,477,913
     Institutional Asset             2017       162,994     10.61 - 11.12       1,799,917
     Management(R) Government        2016       224,765     10.48 - 10.96       2,449,387
     Income Subaccount               2015       307,368     10.54 - 10.95       3,339,146
                                     2014       165,422     10.70 - 11.02       1,808,773

  BHFTI Harris Oakmark               2018    29,579,749       2.22 - 2.64      75,667,200
     International Subaccount        2017    32,744,467       2.99 - 3.51     111,546,523
                                     2016    38,426,954       2.28 - 2.72     101,558,483
                                     2015    42,566,089       2.16 - 2.54     105,245,535
                                     2014    45,417,654       2.31 - 2.69     119,014,081

  BHFTI Invesco Balanced-Risk        2018     3,267,788       1.11 - 1.16       3,774,113
     Allocation Subaccount           2017     4,143,216       1.21 - 1.25       5,174,185
                                     2016     5,087,606       1.11 - 1.15       5,845,015
                                     2015     4,193,200       1.01 - 1.04       4,365,634
                                     2014     5,340,435       1.08 - 1.10       5,871,839

  BHFTI Invesco Small Cap            2018     2,147,617       2.81 - 3.28       6,893,956
     Growth Subaccount               2017     2,680,171       3.15 - 3.65       9,585,645
                                     2016     3,217,105       2.57 - 2.94       9,270,535
                                     2015     3,632,938       2.35 - 2.67       9,509,330
                                     2014     4,346,144       2.44 - 2.75      11,715,000

  BHFTI JPMorgan Global              2018     3,226,856       1.25 - 1.31       4,206,408
     Active Allocation Subaccount    2017     3,633,683       1.37 - 1.43       5,162,247
                                     2016     3,883,931       1.19 - 1.24       4,783,661
                                     2015     4,223,944       1.18 - 1.22       5,120,603
                                     2014     3,725,346       1.19 - 1.22       4,530,802

  BHFTI Loomis Sayles Global         2018       356,799      1.71 - 17.50       5,799,284
     Markets Subaccount              2017       415,020      1.83 - 18.71       7,240,416
                                     2016       491,198      1.51 - 15.39       7,083,886
                                     2015       532,833      1.46 - 14.86       7,123,043
                                     2014       584,314      1.47 - 14.85       7,804,547

  BHFTI MetLife Multi-Index          2018       236,738     12.37 - 12.91       3,039,231
     Targeted Risk Subaccount        2017       321,599     13.58 - 14.07       4,494,812
                                     2016       328,904     11.97 - 12.32       4,029,157
                                     2015       430,933     11.70 - 11.94       5,127,702
                                     2014       233,841     12.06 - 12.23       2,855,092

  BHFTI MFS(R) Research              2018    21,113,036       1.43 - 1.70      35,270,007
     International Subaccount        2017    24,300,181       1.70 - 2.00      47,795,427
                                     2016    28,936,781       1.32 - 1.58      44,975,903
                                     2015    31,870,645       1.36 - 1.61      50,561,126
                                     2014    35,082,889       1.42 - 1.66      57,350,296

  BHFTI Morgan Stanley Mid           2018     4,365,053       2.22 - 2.70      11,480,209
     Cap Growth Subaccount           2017     5,401,379       2.06 - 2.48      13,076,853
                                     2016     6,229,546       1.46 - 1.79      10,900,288
                                     2015     6,752,826       1.63 - 1.98      13,063,319
                                     2014     7,475,690       1.75 - 2.11      15,403,174

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Fidelity                     2018       2.59        1.15 - 1.70       (1.91) - (1.21)
     Institutional Asset             2017       2.19        1.15 - 1.85           0.72 - 1.43
     Management(R) Government        2016       2.05        1.15 - 1.95         (0.64) - 0.16
     Income Subaccount               2015       1.91        1.15 - 1.95       (1.51) - (0.72)
                                     2014       2.22        1.15 - 1.95           5.48 - 6.33

  BHFTI Harris Oakmark               2018       1.73        1.15 - 2.05     (25.52) - (24.74)
     International Subaccount        2017       1.64        1.15 - 2.05         27.79 - 29.04
                                     2016       2.14        1.15 - 2.20           5.82 - 7.07
                                     2015       3.01        1.15 - 2.20       (6.60) - (5.55)
                                     2014       2.45        1.15 - 2.20       (7.84) - (6.74)

  BHFTI Invesco Balanced-Risk        2018       1.18        1.15 - 1.80       (8.11) - (7.51)
     Allocation Subaccount           2017       3.62        1.15 - 1.80           8.04 - 8.75
                                     2016       0.15        1.15 - 1.95          9.56 - 10.44
                                     2015       2.71        1.15 - 1.95       (6.06) - (5.30)
                                     2014         --        1.15 - 1.95           3.54 - 4.37

  BHFTI Invesco Small Cap            2018         --        1.15 - 2.05     (10.90) - (10.09)
     Growth Subaccount               2017         --        1.15 - 2.05         22.80 - 23.90
                                     2016         --        1.15 - 2.05          9.17 - 10.16
                                     2015         --        1.15 - 2.05       (3.70) - (2.83)
                                     2014         --        1.15 - 2.05           5.72 - 6.68

  BHFTI JPMorgan Global              2018       1.62        1.15 - 1.70        (8.9) - (8.25)
     Active Allocation Subaccount    2017       2.51        1.15 - 1.85         14.52 - 15.33
                                     2016       2.12        1.15 - 1.95           0.92 - 1.73
                                     2015       2.76        1.15 - 1.95       (1.05) - (0.26)
                                     2014       1.12        1.15 - 1.95           4.91 - 5.75

  BHFTI Loomis Sayles Global         2018       1.79        1.15 - 1.95       (7.23) - (6.48)
     Markets Subaccount              2017       1.37        1.15 - 1.95         20.60 - 21.57
                                     2016       1.65        1.15 - 2.20           2.50 - 3.58
                                     2015       1.57        1.15 - 1.95         (0.73) - 0.07
                                     2014       2.18        1.15 - 2.20           1.22 - 2.28

  BHFTI MetLife Multi-Index          2018       1.76        1.15 - 1.85       (8.90) - (8.25)
     Targeted Risk Subaccount        2017       1.47        1.15 - 1.85         13.43 - 14.23
                                     2016       1.23        1.15 - 1.85           2.45 - 3.17
                                     2015       1.14        1.15 - 1.80       (2.97) - (2.34)
                                     2014         --        1.15 - 1.80           7.31 - 8.01

  BHFTI MFS(R) Research              2018       1.95        1.15 - 2.05     (15.75) - (14.98)
     International Subaccount        2017       1.74        1.15 - 2.05         25.56 - 26.69
                                     2016       2.00        1.15 - 2.20       (3.03) - (2.01)
                                     2015       2.70        1.15 - 2.20       (3.91) - (2.90)
                                     2014       2.24        1.15 - 2.20       (8.97) - (8.01)

  BHFTI Morgan Stanley Mid           2018         --        1.15 - 2.05           7.90 - 8.88
     Cap Growth Subaccount           2017       0.15        1.15 - 2.05         37.08 - 38.32
                                     2016         --        1.15 - 2.20      (10.45) - (9.51)
                                     2015         --        1.15 - 2.20       (7.09) - (6.11)
                                     2014         --        1.15 - 2.20       (1.18) - (0.14)

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  BHFTI Oppenheimer Global        2018       634,962     25.84 - 31.45      19,560,682
     Equity Subaccount            2017       720,761     30.37 - 36.63      25,873,858
                                  2016       911,102     22.00 - 27.10      24,203,904
                                  2015       872,567     22.44 - 27.35      23,400,267
                                  2014       966,620     22.07 - 26.62      25,199,517

  BHFTI PanAgora Global           2018     1,029,854       1.05 - 1.08       1,112,577
     Diversified Risk Subaccount  2017     1,311,017       1.16 - 1.19       1,549,000
     (Commenced 4/28/2014)        2016     1,970,183       1.04 - 1.06       2,093,110
                                  2015       293,224              0.97         284,111
                                  2014        14,262              1.04          14,785

  BHFTI PIMCO Inflation           2018     2,239,070     12.93 - 14.89      32,741,214
     Protected Bond Subaccount    2017     2,582,276     13.53 - 15.44      39,175,553
                                  2016     2,829,259     13.26 - 15.09      41,977,421
                                  2015     3,177,227     12.73 - 14.54      45,457,474
                                  2014     3,727,827     13.43 - 15.18      55,660,905

  BHFTI PIMCO Total Return        2018    77,017,148       1.59 - 1.89     142,425,372
     Subaccount                   2017    86,502,571       1.63 - 1.91     162,346,191
                                  2016    92,864,031       1.57 - 1.85     168,834,685
                                  2015   105,923,533       1.56 - 1.83     190,048,473
                                  2014   122,757,729       1.60 - 1.85     222,814,774

  BHFTI Schroders Global          2018     2,923,845       1.23 - 1.28       3,737,536
     Multi-Asset Subaccount       2017     2,073,223       1.38 - 1.43       2,961,086
                                  2016     2,673,147       1.22 - 1.27       3,382,168
                                  2015     2,639,201       1.18 - 1.22       3,196,224
                                  2014     2,803,157       1.21 - 1.24       3,468,177

  BHFTI SSGA Growth and           2018     2,671,371     14.86 - 16.53      43,665,727
     Income ETF Subaccount        2017     3,086,506     16.21 - 17.88      54,619,704
                                  2016     3,714,573     14.27 - 15.61      57,448,848
                                  2015     4,138,678     13.75 - 14.93      61,256,022
                                  2014     4,444,850     14.31 - 15.41      67,926,805

  BHFTI SSGA Growth ETF           2018     2,200,270     14.94 - 16.62      36,265,365
     Subaccount                   2017     2,594,661     16.70 - 18.42      47,420,514
                                  2016     2,885,442     14.07 - 15.57      44,547,036
                                  2015     3,158,936     13.58 - 14.74      46,182,726
                                  2014     3,400,264     14.04 - 15.26      51,467,013

  BHFTI T. Rowe Price Mid Cap     2018    27,082,361       1.99 - 2.33      61,770,553
     Growth Subaccount            2017    32,615,117       2.07 - 2.41      77,080,310
                                  2016    38,550,602       1.66 - 1.96      73,965,658
                                  2015    43,791,124       1.59 - 1.86      80,078,060
                                  2014    49,399,451       1.53 - 1.77      85,709,579

  BHFTI Victory Sycamore Mid      2018    10,225,484       3.07 - 3.72      37,100,215
     Cap Value Subaccount         2017    12,050,422       3.49 - 4.19      49,292,430
                                  2016    13,900,520       3.26 - 3.87      52,599,617
                                  2015    16,016,570       2.83 - 3.39      53,128,059
                                  2014    17,872,501       3.18 - 3.77      65,871,436

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI Oppenheimer Global        2018      1.01         1.15 - 1.85     (14.92) - (14.14)
     Equity Subaccount            2017      0.89         1.15 - 2.05         33.97 - 35.18
                                  2016      0.93         1.15 - 2.20       (1.95) - (0.92)
                                  2015      0.94         1.15 - 2.20           1.67 - 2.75
                                  2014      0.84         1.05 - 2.10         (0.08) - 0.97

  BHFTI PanAgora Global           2018        --         1.15 - 1.45        (9.3) - (8.65)
     Diversified Risk Subaccount  2017        --         1.15 - 1.85         10.54 - 11.31
     (Commenced 4/28/2014)        2016      3.27         1.15 - 1.85           9.09 - 9.85
                                  2015      0.29         1.15 - 1.35       (6.74) - (6.56)
                                  2014      0.26                1.25                  3.68

  BHFTI PIMCO Inflation           2018      1.59         1.15 - 2.05       (4.40) - (3.53)
     Protected Bond Subaccount    2017      1.56         1.15 - 2.05           1.37 - 2.29
                                  2016        --         1.15 - 2.10           2.80 - 3.78
                                  2015      4.91         1.15 - 2.20       (5.22) - (4.22)
                                  2014      1.54         1.15 - 2.20           0.65 - 1.72

  BHFTI PIMCO Total Return        2018      1.36         1.15 - 2.10       (2.31) - (1.38)
     Subaccount                   2017      1.75         1.15 - 2.10           2.33 - 3.31
                                  2016      2.55         1.15 - 2.20           0.38 - 1.44
                                  2015      5.27         1.15 - 2.20       (2.17) - (1.14)
                                  2014      2.36         1.15 - 2.20           1.92 - 3.00

  BHFTI Schroders Global          2018      1.65         1.15 - 1.80     (11.05) - (10.47)
     Multi-Asset Subaccount       2017      0.77         1.15 - 1.80         12.26 - 12.99
                                  2016      1.36         1.15 - 1.95           3.61 - 4.44
                                  2015      0.95         1.15 - 1.95       (2.79) - (2.01)
                                  2014      1.22         1.15 - 1.95           5.66 - 6.51

  BHFTI SSGA Growth and           2018      2.33         1.15 - 1.95       (8.34) - (7.59)
     Income ETF Subaccount        2017      2.47         1.15 - 1.95         13.63 - 14.54
                                  2016      2.36         1.15 - 1.95           3.74 - 4.57
                                  2015      2.29         1.15 - 1.95       (3.86) - (3.08)
                                  2014      2.22         1.15 - 1.95           3.77 - 4.60

  BHFTI SSGA Growth ETF           2018      2.01         1.15 - 1.95      (10.52) - (9.80)
     Subaccount                   2017      2.11         1.15 - 1.95         17.33 - 18.27
                                  2016      2.15         1.15 - 2.05           4.71 - 5.66
                                  2015      2.04         1.15 - 1.95       (4.20) - (3.43)
                                  2014      1.90         1.15 - 2.05           3.24 - 4.17

  BHFTI T. Rowe Price Mid Cap     2018        --         1.15 - 1.95       (4.19) - (3.32)
     Growth Subaccount            2017        --         1.15 - 2.05         22.22 - 23.32
                                  2016        --         1.15 - 2.20           3.90 - 5.00
                                  2015        --         1.15 - 2.20           4.35 - 5.45
                                  2014        --         1.15 - 2.20         10.32 - 11.49

  BHFTI Victory Sycamore Mid      2018      0.56         1.15 - 2.10     (12.03) - (11.18)
     Cap Value Subaccount         2017      0.92         1.15 - 2.10           7.21 - 8.23
                                  2016      0.63         1.15 - 2.10         13.10 - 14.18
                                  2015      0.46         1.15 - 2.20     (10.96) - (10.02)
                                  2014      0.48         1.15 - 2.20           7.26 - 8.39

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Baillie Gifford       2018    18,005,609      1.25 - 1.63      28,188,112
     International Stock       2017    20,191,908      1.54 - 1.98      38,604,217
     Subaccount                2016    24,386,630      1.15 - 1.49      34,962,106
                               2015    27,742,965      1.13 - 1.43      38,235,379
                               2014    31,149,863      1.17 - 1.48      44,356,217

  BHFTII BlackRock Bond        2018     9,863,852      4.91 - 6.74      62,987,001
     Income Subaccount         2017    11,693,123      5.04 - 6.86      76,114,473
                               2016    12,121,638      4.95 - 6.68      76,990,690
                               2015    13,462,692      4.91 - 6.57      84,177,107
                               2014    14,885,595      4.99 - 6.62      93,750,166

  BHFTII BlackRock Capital     2018     9,309,372      3.28 - 6.70      60,521,607
     Appreciation Subaccount   2017    10,974,587      3.25 - 6.62      70,624,858
                               2016    12,540,493      2.46 - 5.01      61,053,549
                               2015    13,808,625      2.50 - 5.07      68,080,443
                               2014    15,897,586      2.39 - 4.83      74,762,622

  BHFTII BlackRock             2018    11,888,092      1.75 - 2.33      26,517,110
     Ultra-Short Term Bond     2017    13,163,327      1.76 - 2.32      29,175,449
     Subaccount                2016    14,679,482      1.78 - 2.33      32,813,336
                               2015    17,226,292      1.82 - 2.35      38,765,108
                               2014    19,586,167      1.71 - 2.39      44,665,731

  BHFTII Brighthouse Asset     2018     2,749,612    13.56 - 15.13      40,977,391
     Allocation 20 Subaccount  2017     3,340,464    14.20 - 15.72      51,733,623
                               2016     3,775,874    13.38 - 14.87      55,259,597
                               2015     4,238,251    13.21 - 14.39      60,016,928
                               2014     4,775,040    13.22 - 14.64      68,920,141

  BHFTII Brighthouse Asset     2018     5,225,371    14.48 - 16.37      84,218,232
     Allocation 40 Subaccount  2017     6,212,020    15.46 - 17.33     105,938,516
                               2016     7,393,613    14.26 - 15.84     115,389,966
                               2015     8,308,559    13.72 - 15.10     123,735,009
                               2014     9,854,354    14.16 - 15.44     150,208,135

  BHFTII Brighthouse Asset     2018    19,029,642    15.62 - 17.43     326,560,244
     Allocation 60 Subaccount  2017    22,658,717    16.97 - 18.78     419,376,606
                               2016    25,823,624    14.65 - 16.56     421,701,054
                               2015    29,181,489    13.98 - 15.64     450,175,674
                               2014    33,947,563    14.48 - 16.03     536,980,259

  BHFTII Brighthouse Asset     2018    27,812,322    16.12 - 18.24     500,294,112
     Allocation 80 Subaccount  2017    31,992,359    17.91 - 20.08     634,108,459
                               2016    36,108,562    15.34 - 17.04     607,345,164
                               2015    39,963,794    14.25 - 15.94     628,500,710
                               2014    43,837,426    14.82 - 16.40     709,612,314

  BHFTII Brighthouse/Artisan   2018    14,811,278      4.13 - 5.27      74,950,168
     Mid Cap Value Subaccount  2017    16,636,183      4.86 - 6.15      98,369,499
                               2016    18,907,688      4.41 - 5.52     100,497,993
                               2015    21,551,878      3.48 - 4.55      94,425,561
                               2014    24,196,924      3.93 - 5.09     118,669,726

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTII Baillie Gifford       2018      1.01         1.15 - 2.10     (18.83) - (18.05)
     International Stock       2017      1.08         1.15 - 2.10         32.12 - 33.38
     Subaccount                2016      1.45         1.15 - 2.10           2.92 - 4.04
                               2015      1.52         1.15 - 2.10       (4.18) - (3.27)
                               2014      1.30         1.15 - 2.10       (5.30) - (4.30)

  BHFTII BlackRock Bond        2018      3.19         1.15 - 2.00       (2.59) - (1.70)
     Income Subaccount         2017      2.96         1.15 - 2.00           1.80 - 2.71
                               2016      3.02         1.15 - 2.00           0.83 - 1.74
                               2015      3.67         1.15 - 2.00       (1.65) - (0.76)
                               2014      3.32         1.15 - 2.00           4.69 - 5.65

  BHFTII BlackRock Capital     2018      0.07         1.15 - 2.10           0.12 - 1.09
     Appreciation Subaccount   2017      0.05         1.15 - 2.10         30.96 - 32.21
                               2016        --         1.15 - 2.10       (2.17) - (1.20)
                               2015        --         1.15 - 2.10           3.86 - 4.89
                               2014      0.03         1.15 - 2.20           6.27 - 7.50

  BHFTII BlackRock             2018      0.77         1.15 - 1.95         (0.42) - 0.43
     Ultra-Short Term Bond     2017      0.10         1.15 - 1.95       (1.30) - (0.46)
     Subaccount                2016      0.01         1.15 - 1.95       (1.82) - (1.00)
                               2015        --         1.15 - 1.95       (1.93) - (1.14)
                               2014        --         1.15 - 2.20       (2.18) - (1.14)

  BHFTII Brighthouse Asset     2018      2.22         1.15 - 1.95       (4.50) - (3.73)
     Allocation 20 Subaccount  2017      2.06         1.15 - 1.95           4.87 - 5.71
                               2016      3.21         1.15 - 2.05           2.41 - 3.33
                               2015      2.10         1.15 - 1.95       (2.51) - (1.72)
                               2014      3.97         1.15 - 2.20           2.20 - 3.28

  BHFTII Brighthouse Asset     2018      2.00         1.15 - 2.05       (6.35) - (5.50)
     Allocation 40 Subaccount  2017      2.00         1.15 - 2.05           8.40 - 9.38
                               2016      3.54         1.15 - 2.05           3.94 - 4.87
                               2015      0.28         1.15 - 2.05       (3.08) - (2.20)
                               2014      2.88         1.15 - 2.05           2.80 - 3.73

  BHFTII Brighthouse Asset     2018      1.64         1.15 - 1.85       (7.95) - (7.20)
     Allocation 60 Subaccount  2017      1.72         1.15 - 1.95         12.52 - 13.42
                               2016      3.15         1.15 - 2.20           4.77 - 5.88
                               2015      0.53         1.15 - 2.20       (3.42) - (2.40)
                               2014      2.08         1.15 - 2.20           2.76 - 3.85

  BHFTII Brighthouse Asset     2018      1.31         1.15 - 1.95       (9.99) - (9.17)
     Allocation 80 Subaccount  2017      1.55         1.15 - 2.05         16.75 - 17.80
                               2016      2.94         1.15 - 2.05           5.95 - 6.90
                               2015      0.33         1.15 - 2.20       (3.84) - (2.82)
                               2014      1.61         1.15 - 2.20           2.94 - 4.02

  BHFTII Brighthouse/Artisan   2018      0.47         1.15 - 2.10     (15.14) - (14.33)
     Mid Cap Value Subaccount  2017      0.57         1.15 - 2.10         10.32 - 11.37
                               2016      0.95         1.15 - 2.10         20.23 - 21.37
                               2015      1.02         1.15 - 2.20     (11.63) - (10.61)
                               2014      0.60         1.15 - 2.20         (0.54) - 0.61

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII                          2018       134,543    57.67 - 72.40       9,385,122
     Brighthouse/Wellington       2017       159,591    61.21 - 76.30      11,778,334
     Balanced Subaccount          2016       163,665    48.79 - 67.20      10,593,965
                                  2015       134,747    50.30 - 63.69       8,194,678
                                  2014       143,973    46.69 - 62.98       8,642,661

  BHFTII                          2018    28,383,995      5.43 - 6.59     180,069,240
     Brighthouse/Wellington Core  2017    34,303,062      5.55 - 6.68     221,061,335
     Equity Opportunities         2016    39,390,385      4.66 - 5.68     216,138,131
     Subaccount                   2015    45,734,551      4.21 - 5.36     237,055,645
                                  2014    53,857,693      4.21 - 5.31     276,231,796

  BHFTII Frontier Mid Cap         2018       105,040    67.64 - 86.47       8,799,388
     Growth Subaccount            2017       122,237    73.31 - 92.96      11,004,433
                                  2016       145,604    58.13 - 75.26      10,585,331
                                  2015       162,702    56.43 - 72.40      11,299,529
                                  2014       193,362    53.93 - 71.38      13,173,590

  BHFTII Jennison Growth          2018    13,800,213      1.06 - 1.27      16,975,030
     Subaccount                   2017    16,308,688      1.08 - 1.28      20,267,880
                                  2016    20,055,574      0.80 - 0.95      18,435,535
                                  2015    22,075,873      0.82 - 0.96      20,604,963
                                  2014    24,233,615      0.76 - 0.88      20,690,541

  BHFTII Loomis Sayles Small      2018     8,568,264      5.42 - 6.91      57,178,423
     Cap Core Subaccount          2017    10,005,879      6.23 - 7.87      76,150,387
                                  2016    11,536,783      5.53 - 6.92      77,231,735
                                  2015    13,142,049      4.60 - 5.88      74,762,807
                                  2014    15,202,871      4.78 - 6.04      88,938,080

  BHFTII Loomis Sayles Small      2018     6,744,265      1.99 - 2.33      15,446,789
     Cap Growth Subaccount        2017     9,124,981      2.03 - 2.35      21,108,155
                                  2016    11,235,020      1.59 - 1.88      20,776,619
                                  2015    12,924,156      1.54 - 1.79      22,790,813
                                  2014    15,057,281      1.55 - 1.79      26,507,182

  BHFTII MetLife Aggregate        2018    22,089,336      1.49 - 1.75      37,712,932
     Bond Index Subaccount        2017    25,203,021      1.52 - 1.78      43,752,963
                                  2016    27,866,965      1.44 - 1.75      47,526,945
                                  2015    29,634,168      1.51 - 1.73      50,066,734
                                  2014    32,084,403      1.47 - 1.75      54,897,351

  BHFTII MetLife Mid Cap          2018    10,443,703      2.80 - 3.25      33,252,095
     Stock Index Subaccount       2017    12,196,395      3.23 - 3.71      44,435,808
                                  2016    13,747,826      2.85 - 3.25      43,844,511
                                  2015    14,931,760      2.42 - 2.73      40,115,383
                                  2014    16,872,248      2.53 - 2.84      47,120,563

  BHFTII MetLife MSCI EAFE(R)     2018    19,172,718      1.28 - 1.51      28,391,812
     Index Subaccount             2017    21,048,288      1.53 - 1.78      36,722,285
                                  2016    23,674,525      1.25 - 1.44      33,566,237
                                  2015    25,735,466      1.26 - 1.45      36,558,314
                                  2014    27,616,552      1.30 - 1.48      40,202,603

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII                          2018      1.43         1.15 - 1.85       (5.78) - (5.11)
     Brighthouse/Wellington       2017      1.69         1.15 - 1.85         12.75 - 13.54
     Balanced Subaccount          2016      2.34         1.15 - 2.20           4.42 - 5.52
                                  2015      1.68         1.15 - 1.95           0.32 - 1.13
                                  2014      1.75         1.15 - 2.20           7.88 - 9.02

  BHFTII                          2018      1.60         1.15 - 1.95       (2.19) - (1.40)
     Brighthouse/Wellington Core  2017      1.41         1.15 - 1.95         16.63 - 17.56
     Equity Opportunities         2016      1.47         1.15 - 1.95           4.99 - 5.93
     Subaccount                   2015      1.61         1.15 - 2.20         (0.08) - 1.10
                                  2014      0.55         1.15 - 2.20           7.95 - 9.18

  BHFTII Frontier Mid Cap         2018        --         1.15 - 1.85       (7.73) - (6.98)
     Growth Subaccount            2017        --         1.15 - 1.95         22.53 - 23.51
                                  2016        --         1.15 - 2.05           3.02 - 3.96
                                  2015        --         1.15 - 2.05           0.52 - 1.43
                                  2014        --         1.15 - 2.20           8.46 - 9.61

  BHFTII Jennison Growth          2018      0.17         1.15 - 2.10       (1.93) - (0.93)
     Subaccount                   2017      0.13         1.15 - 2.10         34.22 - 35.56
                                  2016      0.07         1.15 - 2.10       (2.16) - (1.16)
                                  2015      0.06         1.15 - 2.10           8.30 - 9.40
                                  2014      0.07         1.15 - 2.10           6.54 - 7.61

  BHFTII Loomis Sayles Small      2018      0.01         1.15 - 2.05     (13.11) - (12.23)
     Cap Core Subaccount          2017      0.16         1.15 - 2.05         12.63 - 13.76
                                  2016      0.17         1.15 - 2.05         16.56 - 17.73
                                  2015      0.05         1.15 - 2.20       (3.88) - (2.77)
                                  2014      0.01         1.15 - 2.20           1.25 - 2.42

  BHFTII Loomis Sayles Small      2018        --         1.15 - 1.85       (1.77) - (0.87)
     Cap Growth Subaccount        2017        --         1.15 - 2.05         24.12 - 25.24
                                  2016        --         1.15 - 2.20           3.74 - 4.83
                                  2015        --         1.15 - 2.20         (0.78) - 0.27
                                  2014        --         1.15 - 2.20       (1.26) - (0.22)

  BHFTII MetLife Aggregate        2018      2.83         1.15 - 1.95       (2.38) - (1.60)
     Bond Index Subaccount        2017      2.69         1.15 - 1.95           0.98 - 1.79
                                  2016      2.58         1.15 - 2.20         (0.08) - 0.97
                                  2015      2.73         1.15 - 1.95       (1.84) - (1.05)
                                  2014      2.86         1.15 - 2.20           3.18 - 4.27

  BHFTII MetLife Mid Cap          2018      1.03         1.15 - 1.95     (13.23) - (12.53)
     Stock Index Subaccount       2017      1.17         1.15 - 1.95         13.40 - 14.31
                                  2016      1.04         1.15 - 1.95         17.82 - 18.76
                                  2015      0.94         1.15 - 1.95       (4.50) - (3.73)
                                  2014      0.84         1.15 - 1.95           7.12 - 7.98

  BHFTII MetLife MSCI EAFE(R)     2018      2.81         1.15 - 1.95     (15.75) - (15.07)
     Index Subaccount             2017      2.53         1.15 - 1.95         22.21 - 23.19
                                  2016      2.41         1.15 - 1.95       (0.95) - (0.15)
                                  2015      3.04         1.15 - 1.95       (3.19) - (2.41)
                                  2014      2.39         1.15 - 1.95       (8.08) - (7.34)

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII MetLife Russell 2000(R)  2018     9,804,270      2.72 - 3.20      30,610,079
     Index Subaccount             2017    11,388,248      3.13 - 3.65      40,555,136
                                  2016    12,703,540      2.71 - 3.22      40,051,863
                                  2015    13,681,999      2.35 - 2.70      36,091,688
                                  2014    15,415,616      2.51 - 2.86      43,088,125

  BHFTII MetLife Stock Index      2018     7,076,865      6.67 - 8.39      57,486,325
     Subaccount                   2017     8,291,362      7.15 - 8.92      71,647,212
                                  2016     9,214,312      6.01 - 7.44      66,461,194
                                  2015    10,221,981      5.51 - 6.76      66,987,285
                                  2014    11,389,111      5.23 - 6.78      74,895,370

  BHFTII MFS(R) Total Return      2018     3,556,526     5.33 - 70.58      33,238,215
     Subaccount                   2017     4,167,462     5.78 - 75.89      41,328,963
                                  2016     4,690,976     5.27 - 68.50      41,534,107
                                  2015     5,092,815     4.94 - 63.68      42,147,849
                                  2014     5,985,507     4.92 - 64.74      49,656,232

  BHFTII MFS(R) Value             2018    35,603,738     1.48 - 15.87      90,589,419
     Subaccount                   2017    29,791,367     1.67 - 17.89      87,664,145
                                  2016    33,094,397     1.43 - 15.38      83,454,614
                                  2015    36,537,619     1.27 - 13.63      81,600,868
                                  2014    41,049,457     1.29 - 13.84      93,384,518

  BHFTII Neuberger Berman         2018    21,332,451      2.64 - 3.17      65,860,132
     Genesis Subaccount           2017    24,841,992      2.89 - 3.44      83,410,644
                                  2016    28,635,237      2.56 - 3.01      84,216,626
                                  2015    32,335,434      2.21 - 2.57      81,246,266
                                  2014    37,570,344      2.24 - 2.59      95,137,635

  BHFTII T. Rowe Price Large      2018    16,266,216     2.87 - 34.05      55,533,854
     Cap Growth Subaccount        2017    19,609,998     2.96 - 34.88      68,537,956
                                  2016    23,711,092     2.23 - 26.46      62,795,223
                                  2015    25,756,209     2.24 - 26.39      67,939,647
                                  2014    29,309,827     2.07 - 24.18      70,710,117

  BHFTII T. Rowe Price Small      2018     5,919,527      3.32 - 4.04      23,318,219
     Cap Growth Subaccount        2017     6,998,914      3.63 - 4.38      29,964,349
                                  2016     7,998,685      2.94 - 3.62      28,266,179
                                  2015     8,514,997      2.69 - 3.28      27,325,553
                                  2014     9,061,974      2.69 - 3.24      28,694,594

  BHFTII Western Asset            2018    31,795,612     2.68 - 31.71     105,000,046
     Management Strategic Bond    2017    36,351,505     2.85 - 33.50     126,827,144
     Opportunities Subaccount     2016    40,684,432     2.61 - 31.45     133,277,778
                                  2015    26,049,445      2.46 - 3.13      78,624,584
                                  2014    29,728,141      2.56 - 3.23      92,517,493



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII MetLife Russell 2000(R)  2018      0.90         1.15 - 1.95     (12.91) - (12.20)
     Index Subaccount             2017      1.02         1.15 - 1.95         12.19 - 13.09
                                  2016      1.17         1.15 - 2.10         18.45 - 19.58
                                  2015      0.99         1.15 - 1.95       (6.34) - (5.58)
                                  2014      0.97         1.15 - 1.95           2.76 - 3.58

  BHFTII MetLife Stock Index      2018      1.62         1.15 - 1.95       (6.68) - (5.93)
     Subaccount                   2017      1.58         1.15 - 1.95         18.90 - 19.85
                                  2016      1.82         1.15 - 1.95          9.23 - 10.11
                                  2015      1.53         1.15 - 1.95       (1.04) - (0.24)
                                  2014      1.52         1.15 - 2.20         10.64 - 11.81

  BHFTII MFS(R) Total Return      2018      2.10         1.15 - 2.10       (7.78) - (6.89)
     Subaccount                   2017      2.35         1.15 - 2.10          9.84 - 10.89
                                  2016      2.70         1.15 - 2.10           6.66 - 7.68
                                  2015      2.41         1.15 - 2.10       (2.47) - (1.54)
                                  2014      2.26         1.15 - 2.20           6.01 - 7.12

  BHFTII MFS(R) Value             2018      1.45         1.15 - 2.10     (12.08) - (11.23)
     Subaccount                   2017      1.89         1.15 - 2.10         15.20 - 16.46
                                  2016      2.10         1.15 - 2.20         11.61 - 12.90
                                  2015      2.55         1.15 - 2.20       (2.53) - (1.41)
                                  2014      1.59         1.15 - 2.20           8.16 - 9.36

  BHFTII Neuberger Berman         2018      0.18         1.15 - 2.10       (8.88) - (7.96)
     Genesis Subaccount           2017      0.25         1.15 - 2.10         13.15 - 14.30
                                  2016      0.29         1.15 - 2.10         15.99 - 17.18
                                  2015      0.24         1.15 - 2.10       (1.66) - (0.72)
                                  2014      0.25         1.15 - 2.10       (2.32) - (1.33)

  BHFTII T. Rowe Price Large      2018      0.20         1.15 - 2.10       (3.22) - (2.29)
     Cap Growth Subaccount        2017      0.08         1.15 - 2.10         30.71 - 31.95
                                  2016        --         1.15 - 2.20         (0.68) - 0.37
                                  2015        --         1.15 - 2.20           8.11 - 9.25
                                  2014        --         1.15 - 2.20           6.46 - 7.58

  BHFTII T. Rowe Price Small      2018        --         1.15 - 1.85       (8.68) - (7.85)
     Cap Growth Subaccount        2017      0.07         1.15 - 2.05         20.06 - 21.14
                                  2016      0.03         1.15 - 2.20          9.06 - 10.21
                                  2015        --         1.15 - 2.20           0.23 - 1.29
                                  2014        --         1.15 - 2.20           4.33 - 5.43

  BHFTII Western Asset            2018      5.20         1.15 - 2.10       (5.98) - (5.02)
     Management Strategic Bond    2017      3.77         1.15 - 2.10           5.75 - 6.78
     Opportunities Subaccount     2016      1.80         1.15 - 2.20           4.02 - 7.23
                                  2015      4.93         1.15 - 2.20       (4.13) - (3.02)
                                  2014      5.31         1.15 - 2.20           3.00 - 4.19



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Western Asset           2018    21,336,906      1.53 - 1.93      39,603,029
     Management U.S. Government  2017    23,561,769      1.55 - 1.94      43,921,854
     Subaccount                  2016    26,401,824      1.53 - 1.93      49,016,429
                                 2015    29,385,310      1.56 - 1.93      54,626,884
                                 2014    34,254,156      1.57 - 1.94      64,144,486

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII Western Asset           2018      2.11         1.15 - 2.10      (1.30) - (0.36)
     Management U.S. Government  2017      2.47         1.15 - 2.10        (0.34) - 0.61
     Subaccount                  2016      2.41         1.15 - 2.20        (1.03) - 0.04
                                 2015      2.11         1.15 - 2.20      (1.73) - (0.75)
                                 2014      1.77         1.15 - 2.20          0.33 - 1.43

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

                      NEW ENGLAND LIFE INSURANCE COMPANY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Index to Statutory Basis Financial Statements

                                                                                                 Page
                                                                                                 ----
Independent Auditors' Report....................................................................  2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31,
    2018, 2017 and 2016:
    Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus................  4
    Statutory Statements of Operations and Changes in Capital and Surplus.......................  5
    Statutory Statements of Cash Flow...........................................................  6
    Notes to the Statutory Financial Statements
    Note 1 -- Summary of Significant Accounting Policies........................................  7
    Note 2 -- Fair Value Information............................................................  20
    Note 3 -- Investments.......................................................................  26
    Note 4 -- Related Party Information.........................................................  38
    Note 5 -- Premium and Annuity Considerations Deferred and Uncollected.......................  41
    Note 6 -- Reinsurance and Other Insurance Transactions......................................  41
    Note 7 -- Reserves for Life Contracts and Deposit-Type Contracts............................  43
    Note 8 -- Participating Business............................................................  44
    Note 9 -- Accident and Health ("A&H") Policy and Claim Liabilities..........................  45
    Note 10 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal
    Characteristics.............................................................................  46
    Note 11 -- Separate Accounts................................................................  47
    Note 12 -- Federal Income Tax...............................................................  48
    Note 13 -- Capital and Surplus..............................................................  54
    Note 14 -- Employee Benefit Plans...........................................................  55
    Note 15 -- Other Commitments and Contingencies..............................................  62
    Note 16 -- Retained Assets..................................................................  66
    Note 17 -- Subsequent Events................................................................  68
Statutory Supplemental Schedules as of and for the Year Ended December 31, 2018
    Schedule I -- Statutory Selected Financial Data.............................................  70
    Schedule II -- Supplemental Investment Risks Interrogatories................................  74
    Schedule III -- Statutory Summary Investment Schedule.......................................  79

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying statutory-basis financial statements of New England Life Insurance Company (a wholly-owned subsidiary of Brighthouse Financial, Inc.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flow for the three years ended December 31, 2018, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by New England Life Insurance Company using the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Commonwealth of Massachusetts Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, are also described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of New England Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the three years ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of New England Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the three years ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2018 audit was conducted for the purpose of forming an opinion on the 2018 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2018 are presented for purposes of additional analysis and are not a required part of the 2018 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2018 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2018 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
April 11, 2019

                      NEW ENGLAND LIFE INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

                          December 31, 2018 and 2017
                       (In thousands, except share data)

                                                                                            2018           2017
                                                                                       -------------- ---------------
ADMITTED ASSETS
 Bonds................................................................................ $    1,000,595 $     1,326,013
 Mortgage loans.......................................................................         98,871         102,310
 Cash, cash equivalents and short-term investments....................................         49,872          49,249
 Contract loans.......................................................................        419,440         417,299
 Derivative assets....................................................................         14,927          10,829
 Other invested assets................................................................         18,465          13,599
                                                                                       -------------- ---------------
 Total invested assets................................................................      1,602,170       1,919,299

 Investment income due and accrued....................................................         18,988          24,374
 Premiums and annuity considerations deferred and uncollected.........................         16,070          17,580
 Net deferred tax asset...............................................................         26,769          37,395
 Other assets.........................................................................         92,032          60,910
                                                                                       -------------- ---------------
 Total assets excluding Separate Accounts.............................................      1,756,029       2,059,558
 Separate Account assets..............................................................      6,744,641       8,101,052
                                                                                       -------------- ---------------
 Total Admitted Assets................................................................ $    8,500,670 $    10,160,610
                                                                                       ============== ===============
 LIABILITIES AND CAPITAL AND SURPLUS
 Liabilities
 Reserves for life and health insurance and annuities................................. $    1,203,706 $     1,225,006
 Liability for deposit-type contracts.................................................          9,277           7,811
 Dividends due to policyholders.......................................................          4,294           4,467
 Interest maintenance reserve.........................................................          5,158              --
 Other policy liabilities.............................................................         37,330          27,690
 Asset valuation reserve..............................................................         10,350          14,658
 Derivative liabilities...............................................................             70             486
 Payable for collateral received......................................................          9,949          10,900
 Funds held under reinsurance treaties................................................         78,540          78,827
 Net transfers to (from) Separate Accounts due and accrued............................       (12,818)        (22,024)
 Amounts withheld or retained as agent or trustee.....................................         70,134          79,134
 Other liabilities....................................................................        126,902         150,076
                                                                                       -------------- ---------------
 Total liabilities excluding Separate Accounts........................................      1,542,892       1,577,031
 Separate Account liabilities.........................................................      6,744,641       8,101,052
                                                                                       -------------- ---------------
 Total Liabilities....................................................................      8,287,533       9,678,083
                                                                                       -------------- ---------------

 Capital and Surplus
 Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and
  outstanding)........................................................................          2,500           2,500
 Paid-in surplus......................................................................             --         334,273
 Unassigned surplus (deficit).........................................................        210,637         145,754
                                                                                       -------------- ---------------
 Total Capital and Surplus............................................................        213,137         482,527
                                                                                       -------------- ---------------
 Total Liabilities and Capital and Surplus............................................ $    8,500,670 $    10,160,610
                                                                                       ============== ===============

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

     Statutory Statements of Operations and Changes in Capital and Surplus

             For the Years Ended December 31, 2018, 2017 and 2016
                                (In thousands)

                                                                                       2018        2017        2016
                                                                                   ------------ ----------- -----------
INCOME
 Premiums and annuity considerations.............................................. $    132,322 $   153,800 $   187,927
 Considerations for supplementary contracts and dividend accumulations............        9,156       3,437      10,220
 Net investment income............................................................       90,740      99,553     108,901
 Reserve adjustments on reinsurance ceded.........................................    (601,480)   (530,503)   (433,162)
 Other income (loss)..............................................................      178,156     121,939     182,062
                                                                                   ------------ ----------- -----------
 Total income.....................................................................    (191,106)   (151,774)      55,948
                                                                                   ------------ ----------- -----------

 BENEFITS AND EXPENSES
 Benefit payments.................................................................      459,393     501,552     469,158
 Changes to reserves, deposit funds and other policy liabilities..................     (16,050)    (44,592)      21,705
 Insurance expenses and taxes (other than Federal income and capital gains
  taxes)..........................................................................       73,704      87,516      85,871
 Net transfers to (from) Separate Accounts........................................    (848,210)   (782,262)   (674,450)
                                                                                   ------------ ----------- -----------
 Total benefits and expenses before dividends to policyholders....................    (331,163)   (237,786)    (97,716)
                                                                                   ------------ ----------- -----------

 Gain (loss) from operations before dividends to policyholders and Federal income
  tax.............................................................................      140,057      86,012     153,664
 Dividends to policyholders.......................................................        5,044       4,582       4,475
                                                                                   ------------ ----------- -----------
 Gain (loss) from operations before Federal income tax............................      135,013      81,430     149,189
 Federal income tax expense (benefit) (excluding income tax on capital gains and
  losses).........................................................................        3,891      15,717      42,911
                                                                                   ------------ ----------- -----------
 Gain (loss) from operations......................................................      131,122      65,713     106,278
 Net realized capital gains (losses), net of Federal income tax and interest
  maintenance reserve transfer....................................................        (858)       2,247       2,564
                                                                                   ------------ ----------- -----------
 NET INCOME (LOSS)................................................................      130,264      67,960     108,842

 CHANGES IN CAPITAL AND SURPLUS
 Change in General Account net unrealized capital gains (losses)..................          806         264         442
 Change in net deferred income tax................................................     (13,694)    (26,589)       2,437
 Change in nonadmitted assets.....................................................        7,157      28,359     (3,606)
 Change in asset valuation reserve................................................        4,308       2,394       4,237
 Capital and surplus paid in (out)................................................    (334,273)          --          --
 Change in surplus as a result of reinsurance.....................................      (3,080)      52,099     (1,337)
 Dividends to stockholder.........................................................     (65,000)   (106,000)   (295,000)
 Change due to prior period adjustment............................................           --      15,157       3,251
 Other - net......................................................................        4,122     (5,950)       3,651
                                                                                   ------------ ----------- -----------
 NET CHANGE IN CAPITAL AND SURPLUS................................................    (269,390)      27,694   (177,083)
 CAPITAL AND SURPLUS AT BEGINNING OF YEAR.........................................      482,527     454,833     631,916
                                                                                   ------------ ----------- -----------
 CAPITAL AND SURPLUS AT END OF YEAR............................................... $    213,137 $   482,527 $   454,833
                                                                                   ============ =========== ===========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flow

             For the Years Ended December 31, 2018, 2017 and 2016
                                (In thousands)

                                                                         2018        2017        2016
                                                                      ----------- ----------- ----------
CASH FROM OPERATIONS
Premiums and annuity considerations, net of reinsurance, received.... $   140,690 $   156,209 $  197,469
Net investment income received.......................................      92,715      95,618    106,246
Other income (loss) received.........................................     172,047     175,798    186,692
                                                                      ----------- ----------- ----------
Total receipts.......................................................     405,452     427,625    490,407
                                                                      ----------- ----------- ----------
Benefits paid........................................................   1,078,810   1,061,165    914,482
Insurance expenses and taxes paid (other than Federal income and
  capital gains taxes)...............................................      77,967      90,606     90,578
Net transfers to (from) Separate Accounts............................   (857,416)   (795,895)  (693,035)
Dividends paid to policyholders......................................       5,217       4,898      5,265
Federal income tax paid (recovered) (net of tax on capital gains and
  losses)............................................................       2,283      34,326     39,138
                                                                      ----------- ----------- ----------
Total payments.......................................................     306,861     395,100    356,428
                                                                      ----------- ----------- ----------
Net cash provided by (used in) operations............................      98,591      32,525    133,979
                                                                      ----------- ----------- ----------
CASH FROM INVESTMENTS
Proceeds from invested assets sold, matured or repaid................     397,282     306,255    760,511
Cost of invested assets acquired.....................................   (261,486)   (230,438)  (623,636)
Net change in contract loans.........................................     (2,141)       7,199      2,377
                                                                      ----------- ----------- ----------
Net cash provided by (used in) investments...........................     133,655      83,016    139,252
                                                                      ----------- ----------- ----------
CASH FROM FINANCING AND OTHER SOURCES
Net capital changes paid in (out)....................................   (134,273)          --         --
Dividends to stockholder.............................................    (65,000)   (106,000)  (295,000)
Net change in deposit-type contracts.................................       1,465        (43)        499
Net change in payable for collateral received........................       (951)     (8,159)      3,848
Other-net............................................................    (32,864)      27,302     24,012
                                                                      ----------- ----------- ----------
Net cash provided by (used in) financing and other sources...........   (231,623)    (86,900)  (266,641)
                                                                      ----------- ----------- ----------

NET CHANGE IN CASH, CASH EQUIVALENTS AND
SHORT-TERM INVESTMENTS...............................................         623      28,641      6,590
CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS:
BEGINNING OF YEAR....................................................      49,249      20,608     14,018
                                                                      ----------- ----------- ----------
END OF YEAR.......................................................... $    49,872 $    49,249 $   20,608
                                                                      =========== =========== ==========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION FOR NON-CASH TRANSACTIONS:
Bonds in exchange for affiliate surplus note......................... $   172,842 $        -- $       --
Affiliate surplus note as return of capital.......................... $   200,000 $        -- $       --
Prior period adjustments............................................. $        -- $    23,318 $    5,002
Tax on prior period adjustments...................................... $        -- $     8,161 $    1,751

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements
             For the Years Ended December 31, 2018, 2017 and 2016

Note 1 - Summary of Significant Accounting Policies

Business

   The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

   The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by Unum Group.

   On January 12, 2016, MetLife, Inc. ("MetLife") announced its plan to pursue the separation of a substantial portion of its U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife announced that the separated business would be rebranded as "Brighthouse Financial".

   Until the completion of the Separation on August 4, 2017, Brighthouse was a wholly-owned subsidiary of MetLife. MetLife undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include the Company and certain affiliates in the separated business. On July 28, 2017, MetLife contributed Brighthouse Holdings, LLC to Brighthouse, resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse. On August 4, 2017, MetLife completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife's interest in Brighthouse, to holders of MetLife common stock.

   On June 14, 2018, MetLife divested its remaining shares of Brighthouse common stock (the "MetLife Divestiture"). As a result, MetLife and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Basis of Presentation

   The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP").

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

   MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

  . Policy acquisition costs are charged to expense as incurred under MA SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

  . Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date; whereas under GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is based on current assumptions, for fund based products;

  . Certain assets designated as nonadmitted assets are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets;

  . Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

  . Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

  . Investments in bonds are generally carried at amortized cost under MA SAP. Under GAAP, investments in bonds have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


  . Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

  . An asset valuation reserve ("AVR") liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

  . An Interest Maintenance Reserve ("IMR") is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

  . Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i) income generation derivatives, which are carried at cost; (ii) derivatives used in replication synthetic asset transactions ("RSATs"), which are carried at amortized cost; and (iii) exchange-traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

  . Deferred income tax is calculated based on temporary differences between MA SAP and tax-basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between GAAP and tax-basis reporting, without asset admission limitations;

  . For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

  . Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under MA SAP rather than deferred until the assets are sold to third parties as required under GAAP;

  . Under MA SAP, liabilities reported or disclosed at fair value do not incorporate the Company's non-performance risk, as they do in GAAP.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Accounting Changes and Correction of Errors

   The Company has considered newly-adopted statutory accounting pronouncements from the NAIC, none of which resulted in material accounting changes to its financial statements for the years presented herein.

   The Company had no correction of errors during 2018. During 2017, the Company discovered an error related to the recognition of certain deferred compensation plan liabilities. The correction of this error was reported as a prior period adjustment within aggregate write-ins for gains and losses in surplus. The impact of the correction on surplus was an increase of $15,157 thousand, net of taxes. During 2016, the Company discovered an error related to certain Separate Account distribution fees shared between the Company's affiliates. The correction of this error was reported as a prior period adjustment within surplus. The impact of the correction on surplus was an increase of $3,251 thousand, net of taxes.

Reclassifications

   Certain amounts in the 2017 statutory financial statements were reclassified to conform with the 2018 presentation.

GAAP Equity and Income

   GAAP consolidated net income attributable to the Company was $97,686 thousand, $73,193 thousand, and $42,603 thousand for the years ended December 31, 2018, 2017, and 2016, respectively. GAAP consolidated stockholder's equity attributable to the Company was $582,114 thousand, $937,229 thousand, and $952,505 thousand at December 31, 2018, 2017, and 2016, respectively.

Use of Estimates

   The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

   Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other than temporary impairment ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

   Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the constant yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

   The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities. The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively. Loan-backed securities with initial NAIC designations of 1 through 5 are stated at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

   The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "-- Evaluating Temporarily Impaired Bonds for OTTI." Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company recognizes an OTTI loss in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. Non-interest related OTTI losses are recorded through the AVR and interest related losses through the IMR. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

   The determination of estimated fair values for securities and other investments is described in Note 2.

   Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

   Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

   Specific valuation allowances are established using the same methodology for both portfolio segments and a common evaluation framework is used for establishing general valuation allowances for the loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

   All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

   For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

   For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company may grant concessions related to a particular borrower's financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the recurring portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value or policy reserves is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the Statutory Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

   Other invested assets consist primarily of other limited partnership interests and joint ventures. Other limited partnership interests and joint ventures are carried at the underlying audited GAAP equity, with the Company's share of undistributed earnings and losses included in change in General Account net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Derivatives

   The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company uses swaps and options to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as RSATs).

   MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

   The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

   To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability ("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

   The Company may hold cash flow and fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios; the derivatives that hedge those assets and liabilities

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

   To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

Insurance Reserves and Annuity and Other Fund Reserves

   Reserves for permanent plans of individual life insurance sold after 1959, universal life plans and certain term plans sold after 1982 are computed principally on the Commissioners' Reserve Valuation Method. Reserves for other life insurance policies are computed on the Net Level Premium Method. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single Premium Method, Commissioners' Annuity Reserve Valuation Method or Actuarial Guideline XLIII as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by Massachusetts Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. These changes in actuarial assumptions, methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves are reflected in net income.

   Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Dividends Due to Policyholders

   Policyholder dividends are determined annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Asset Valuation Reserve and Interest Maintenance Reserve

   The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account and any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer.

Income

   In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

Benefits and Expenses

   Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest. Terminal dividends are recognized when earned and paid at death or maturity of policy.

Foreign Currency Translation

   The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments in investments denominated in foreign currencies due to changes in exchange rates between years are recorded as a change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

   Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Income Tax

   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and deferred tax liabilities ("DTL"), subject to certain limitations. Changes in DTA and DTL, including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

   DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service ("IRS") tax loss carryback provisions, not to exceed three years;
(ii) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

Statements of Admitted Assets, Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, electronic data processing equipment and operating software and any net positive goodwill plus; (iii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

   The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

     . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

     .   the jurisdiction in which the DTA was generated;

     . the length of time that carryforwards can be utilized in the various taxing jurisdictions;

     . future taxable income exclusive of reversing temporary differences and carryforwards;

     .   future reversals of existing taxable temporary differences;

     .   taxable income in prior carryback years; and

     .   tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest and penalties as a component of income tax expense.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Related Party Transactions

   A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at fair value at the date of the transaction. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

Note 2 - Fair Value Information

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Estimated Fair Value of All Financial Instruments

  Information related to the aggregate fair value of financial instruments is shown below at December 31, (in thousands):

                                                                                           2018
                                                             ----------------------------------------------------------------
                                                              Aggregate     Admitted
                                                              Fair Value     Value       Level 1      Level 2      Level 3
                                                             ------------ ------------ ------------ ------------ ------------
Assets
Bonds....................................................... $  1,017,506 $  1,000,595 $    198,895 $    798,264 $     20,347
Mortgage loans..............................................       98,902       98,871           --           --       98,902
Cash, cash equivalents and short-term investments...........       49,872       49,872       46,878        2,994           --
Contract loans..............................................      544,088      419,440           --       36,446      507,642
Derivative assets /(1)/.....................................       13,760       14,927           --       13,760           --
Investment income due and accrued...........................       18,988       18,988           --       18,988           --
Separate Account assets.....................................    6,744,641    6,744,641           --    6,744,641           --
                                                             ------------ ------------ ------------ ------------ ------------
  Total assets.............................................. $  8,487,758 $  8,347,334 $    245,773 $  7,615,093 $    626,891
                                                             ============ ============ ============ ============ ============
Liabilities
Investment contracts included in:
 Liability for deposit-type contracts....................... $      8,860 $      8,812 $         -- $         -- $      8,860
Derivative liabilities /(1)/................................           70           70           --           70           --
Payable for collateral received.............................        9,949        9,949           --        9,949           --
Investment contracts included in Separate Account
 liabilities................................................        3,468        3,468           --        3,468           --
                                                             ------------ ------------ ------------ ------------ ------------
  Total liabilities......................................... $     22,347 $     22,299 $         -- $     13,487 $      8,860
                                                             ============ ============ ============ ============ ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


                                                                                           2017
                                                           ---------------------------------------------------------------------
                                                            Aggregate      Admitted
                                                            Fair Value      Value         Level 1       Level 2       Level 3
                                                           ------------- ------------- ------------- ------------- -------------
Assets
Bonds..................................................... $   1,421,040 $   1,326,013 $     113,430 $   1,239,276 $      68,334
Mortgage loans............................................       103,615       102,310            --            --       103,615
Cash, cash equivalents and short-term investments.........        49,248        49,249        17,288        31,960            --
Contract loans............................................       556,454       417,288            --        35,511       520,943
Derivative assets /(1)/...................................        10,383        10,829            --        10,383            --
Investment income due and accrued.........................        24,374        24,374            --        24,374            --
Separate Account assets...................................     8,101,052     8,101,052            --     8,101,052            --
                                                           ------------- ------------- ------------- ------------- -------------
  Total assets............................................ $  10,266,166 $  10,031,115 $     130,718 $   9,442,556 $     692,892
                                                           ============= ============= ============= ============= =============
Liabilities
Investment contracts included in:
 Liability for deposit-type contracts..................... $       7,792 $       7,376 $          -- $          -- $       7,792
Derivative liabilities /(1)/..............................           555           486            --           555            --
Payable for collateral received...........................        10,900        10,900            --        10,900            --
Investment contracts included in Separate Account
liabilities...............................................         3,904         3,904            --         3,904            --
                                                           ------------- ------------- ------------- ------------- -------------
  Total liabilities....................................... $      23,151 $      22,666 $          -- $      15,359 $       7,792
                                                           ============= ============= ============= ============= =============

    /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.
   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities. The company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Determination of Estimated Fair Value

   The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

Bonds, Cash, Cash Equivalents and Short-term Investments

   For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

   For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

   For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Contract Loans

   The estimated fair value for contract loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level 3.

Derivatives

   For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models, pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Investment Income Due and Accrued

   Due to the short-term nature of investment income due and accrued, the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer such that estimated fair value approximates carrying value. These amounts are generally classified as Level 2.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Separate Account Assets and Investment Contracts Included in Separate Account Liabilities

   For separate account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

   Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate Account assets backing the investment contracts.

   The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

Investment Contracts Included in Liability for Deposit-Type Contracts

   The fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

   The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

    The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in thousands):

                                                                                        2018
                                                              --------------------------------------------------------------
                                                              Fair Value Measurements at Reporting Date Using
                                                              -----------------------------------------------
                                                                 Level 1         Level 2          Level 3         Total
                                                               -------------   --------------  -------------  --------------
Assets
 Bonds
  Industrial & Miscellaneous................................. $          --   $           --   $          --  $           --
 Derivative assets /(1)/
  Foreign currency exchange rate.............................            --            2,453              --           2,453
 Separate Account assets /(2)/...............................            --        6,744,641              --       6,744,641
                                                               -------------   --------------  -------------  --------------
   Total assets                                               $          --   $    6,747,094   $          --  $    6,747,094
                                                               =============   ==============  =============  ==============
Liabilities
 Derivative liabilities /(1)/
  Foreign currency exchange rate............................. $          --   $           70   $          --  $           70
 Separate Account liabilities................................            --               --              --              --
                                                               -------------   --------------  -------------  --------------
   Total liabilities......................................... $          --   $           70   $          --  $           70
                                                               =============   ==============  =============  ==============

                                                                                        2017
                                                              --------------------------------------------------------------
                                                              Fair Value Measurements at Reporting Date Using
                                                              -----------------------------------------------
                                                                 Level 1         Level 2          Level 3         Total
                                                               -------------   --------------  -------------  --------------
Assets
 Bonds
  Industrial & Miscellaneous................................. $          --   $          278   $          --  $          278
 Derivative assets /(1)/
  Foreign currency exchange rate.............................            --            1,548              --           1,548
 Separate Account assets /(2)/...............................            --        8,101,052              --       8,101,052
                                                               -------------   --------------  -------------  --------------
   Total assets.............................................. $          --   $    8,102,878   $          --  $    8,102,878
                                                               =============   ==============  =============  ==============

Liabilities
 Derivative liabilities /(1)/
  Foreign currency exchange rate............................. $          --   $          396   $          --  $          396
 Separate Account liabilities................................            --            3,904              --           3,904
                                                               -------------   --------------  -------------  --------------
   Total liabilities......................................... $          --   $        4,300   $          --  $        4,300
                                                               =============   ==============  =============  ==============

(1)Derivative assets and derivative liabilities presented in the table above represent only those derivatives that are carried at estimated fair value. Accordingly, the amounts above exclude derivatives carried at amortized cost, which include highly effective derivatives and RSATs.

(2)Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   See "Determination of Estimated Fair Value" above for a description of the valuation technique(s) and the inputs used in the fair value measurement for assets and liabilities measured and reported at fair value.

Note 3 - Investments

Bonds by Sector

   The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at December 31, (in thousands):

                                                          2018                                         2017
                                       ------------------------------------------- --------------------------------------------
                                                      Gross Unrealized                            Gross Unrealized
                                       Book/Adjusted  ---------------- Estimated   Book/Adjusted  ----------------- Estimated
                                       Carrying Value  Gains   Losses  Fair Value  Carrying Value   Gains   Losses  Fair Value
                                       -------------- -------- ------- ----------- -------------- --------- ------- -----------
Bonds
  U.S. corporate...................... $      381,011 $  6,916 $ 6,289 $   381,638 $      529,236 $  37,527 $ 2,102 $   564,661
  U.S. Treasury and agency............        251,335   12,031     514     262,852        162,065    16,544      94     178,515
  Foreign corporate...................        160,301    4,214   1,437     163,078        282,580    18,361     774     300,167
  CMBS................................        114,847    1,474     652     115,669        127,059     4,278     100     131,237
  RMBS................................         68,164    1,095     818      68,441        111,289     2,399   2,254     111,434
  ABS.................................         14,623      258      --      14,881         32,222       663      14      32,871
  State and political subdivision.....         10,220      640      --      10,860         59,357    20,352      --      79,709
  Foreign government..................             94       --       7          87         22,205       811     570      22,446
                                       -------------- -------- ------- ----------- -------------- --------- ------- -----------
   Total bonds........................ $    1,000,595 $ 26,628 $ 9,717 $ 1,017,506 $    1,326,013 $ 100,935 $ 5,908 $ 1,421,040
                                       ============== ======== ======= =========== ============== ========= ======= ===========

   The Company did not hold non-income producing bonds at December 31, 2018. The Company held non-income producing bonds with a book/adjusted carrying value of $278 thousand at December 31, 2017.

Maturities of Bonds

   The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2018 (in thousands):

                                               Book/Adjusted      Estimated
                                               Carrying Value     Fair Value
                                              ---------------- ----------------
Due in one year or less...................... $        104,955 $        105,710
Due after one year through five years........          228,530          232,323
Due after five years through ten years.......          285,818          286,415
Due after ten years..........................          183,658          194,066
                                              ---------------- ----------------
 Subtotal....................................          802,961          818,514
Loan-backed securities.......................          197,634          198,992
                                              ---------------- ----------------
 Total....................................... $      1,000,595 $      1,017,506
                                              ================ ================

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

   Cash equivalents and short-term investments have contractual maturities of one year or less.

Continuous Gross Unrealized Losses for Bonds - By Sector

   The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in thousands, except number of securities):

                                                     2018                                       2017
                                  ------------------------------------------ ------------------------------------------
                                                        Equal to or Greater                        Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  --------------------- -------------------- -------------------- ---------------------
                                  Estimated    Gross    Estimated   Gross    Estimated   Gross    Estimated    Gross
                                    Fair     Unrealized   Fair    Unrealized   Fair    Unrealized   Fair     Unrealized
                                    Value      Losses     Value     Losses     Value     Losses     Value      Losses
                                  -------------------------------------------------------------------------------------
 U.S. corporate.................. $  109,189 $   3,056  $  31,950 $   3,233  $  20,790  $   525   $   42,618 $   1,577
 U.S. Treasury and agency........     53,148       514         90        --     10,470       94           --        --
 Foreign corporate...............     41,307     1,319      5,739       118      1,601        8        6,205       766
 CMBS............................     34,017       555      3,232        97     15,530      100           --        --
 RMBS............................     29,424       818         --        --     10,688      128       39,182     2,126
 ABS.............................         --        --         --        --      4,985       14           --        --
 Foreign government..............         86         7         --        --      1,482       23       15,364       547
                                  ---------- ---------  --------- ---------  ---------  -------   ---------- ---------
  Total bonds.................... $  267,171 $   6,269  $  41,011 $   3,448  $  65,546  $   892   $  103,369 $   5,016
                                  ========== =========  ========= =========  =========  =======   ========== =========
Total number of securities in an
unrealized loss position.........        115                   16                   34                    24

Loan-backed Security Holdings - OTTI Losses

   The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2018 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

   The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2018.

Evaluating Temporarily Impaired Bonds for OTTI

   As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

   Gross unrealized losses on bonds increased $3,809 thousand during the year ended December 31, 2018 to $9,717 thousand from $5,908 thousand at December 31, 2017. The increase in gross unrealized losses for the year ended December 31, 2018 was primarily attributable to increasing longer-term interest rates and widening credit spreads.

Mortgage Loans

Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at December 31, (dollars in thousands):

                                                  2018                   2017
                                         ---------------------- -----------------------
                                           Amount     Percent      Amount     Percent
                                         ----------- ---------- ------------ ----------
Agricultural............................ $    71,661        72% $     75,056        73%
Commercial..............................      27,210         28       27,254         27
                                         ----------- ---------- ------------ ----------
  Total mortgage loans, net............. $    98,871       100% $    102,310       100%
                                         =========== ========== ============ ==========

   At December 31, 2018 and 2017, the Company had mortgage loan participations of $ 4,216 thousand and $4,262 thousand, respectively.

Valuation Allowance by Portfolio Segment

   At both December 31, 2018 and 2017, there were no valuation allowances on mortgage loans.

Geographic Diversification, Loan Origination and Interest Rate Changes

   Mortgage loans are collateralized by real estate located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2018 were as follows:

                                        Percent of Total
                          State          Mortgage Loans
                       ------------    -----------------
                       California.....            40%
                       Texas..........             25
                       Florida........             12
                       Colorado.......              8
                                          -----------
                             Total....            85%
                                          ===========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real estate, if underwriting risk is sufficiently within the Company's standards. The Company did not originate any mortgage loans during the year ended
December 31, 2018. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the years ended December 31, 2017 and 2016 was 68% and 65%, respectively.

   The Company did not fund any mortgage loans during the year ended December 31, 2018. The maximum and minimum interest rates for mortgage loans funded during 2017 and 2016, by portfolio segment, were:

                                              2017              2016
                                        ----------------- -----------------
                                         Maximum  Minimum  Maximum  Minimum
                                        -------- -------- -------- --------
    Agricultural.......................    4.65%    3.26%    3.89%    2.95%
    Commercial.........................    4.61%    3.91%    4.65%    3.36%

    During the years ended December 31, 2018, 2017, and 2016, the Company did not reduce interest rates on any outstanding mortgage loans.

Credit Quality of Agricultural Mortgage Loans

   Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in thousands):

                                                  2018                    2017
                                         ----------------------- -----------------------
                                          Recorded                Recorded
                                          Investment  % of Total  Investment  % of Total
Loan-to-value ratios:                    ----------- ----------- ----------- -----------
Less than 65%........................... $    71,661       100%  $    73,314        97%
65% to 75%..............................          --         --        1,742          3
                                         ----------- ----------  ----------- ----------
 Total.................................. $    71,661       100%  $    75,056       100%
                                         =========== ==========  =========== ==========

Credit Quality of Commercial Mortgage Loans

   Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in thousands):

                                                  2018                    2017
                                         ----------------------- -----------------------
                                          Recorded                Recorded
                                          Investment              Investment
                                           >1.20x     % of Total   >1.20x     % of Total
Loan-to-value ratios:                    ----------- ----------- ----------- -----------
Less than 65%........................... $    26,710        98%  $    26,754        98%
65% to 75%..............................         500          2          500          2
                                         ----------- ----------  ----------- ----------
 Total.................................. $    27,210       100%  $    27,254       100%
                                         =========== ==========  =========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Age Analysis and Nonaccrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2018 and 2017. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2018 and 2017.

Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2018 and 2017.

Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2018, 2017 or 2016.

Concentrations of Credit Risk

   Investments in any counterparty that were greater than 10% of surplus included U.S. Treasury and agency securities with a book/adjusted carrying value of $299,301 thousand and $213,004 thousand at December 31, 2018 and 2017, respectively.

Restricted Assets

   The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at December 31, (in thousands):

                                                       2018                             2017
                                         -------------------------------- --------------------------------
                                           Total                  % of      Total                  % of
                                         Pledged &     % of      Total    Pledged &     % of      Total
                                         Restricted   Total     Admitted  Restricted   Total     Admitted
                                           Assets     Assets     Assets     Assets     Assets     Assets
                                         ---------- ---------- ---------- ---------- ---------- ----------
State deposits.......................... $    3,414       0.0%       0.0% $    3,598       0.0%       0.0%
Derivatives collateral..................        417        0.0        0.0        400        0.0        0.0
                                         ---------- ---------- ---------- ---------- ---------- ----------
Total pledged and restricted assets..... $    3,831       0.0%       0.0% $    3,998       0.0%       0.0%
                                         ========== ========== ========== ========== ========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Derivatives

Types of Derivatives

   The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in thousands):

                                                                       2018                        2017
                                                            --------------------------- ---------------------------
                                                                      Book/                       Book/
                                                                     Adjusted Estimated          Adjusted Estimated
       Primary Underlying                                   Notional Carrying   Fair    Notional Carrying   Fair
         Risk Exposure                 Instrument Type       Amount   Value     Value    Amount   Value     Value
---------------------------------   ----------------------- -------- -------- --------- -------- -------- ---------
  Foreign currency exchange rate    Foreign currency swaps. $ 75,061 $ 14,486 $ 13,564  $ 76,697 $  9,903  $ 9,302
  Credit                            Credit default swaps...   22,000      371      126    22,000      440      526
                                                            -------- -------- --------  -------- --------  -------
                                         Total Assets...... $ 97,061 $ 14,857 $ 13,690  $ 98,697 $ 10,343  $ 9,828
                                                            ======== ======== ========  ======== ========  =======

Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Credit Derivatives

   Credit derivatives are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event as defined by the contract occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.

   Credit default swaps are also used in RSATs to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other bonds. In certain instances, the Company may lock in the economic impact of

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

existing credit default swaps used in RSATs by entering into offsetting positions. Credit default swaps used in RSATs are included in credit default swaps in the preceding table and are not designated as hedging instruments.

Hedging

Fair Value Hedges

   The Company held no fair value hedges during the years ended December 31, 2018, 2017, and 2016.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   For the year ended December 31, 2018 and 2016, there were no gains (losses) related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation. For the year ended December 31, 2017, there were net losses of $615 thousand related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

   In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2018, 2017, and 2016, there were no gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2018, 2017, and 2016.

Non-qualifying Derivatives

   The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates and (ii) credit default swaps to economically hedge its exposure to adverse movements in credit.

Derivatives for Other than Hedging Purposes

   The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The estimated fair value of the derivatives held for other than hedging purposes is presented in the following table at December 31, (in thousands):

                                         Asset/(1)/       Liability/(1)/
                                      ----------------- -------------------
                                        2018     2017     2018      2017
                                      -------- -------- --------- ---------
     Derivative component of RSATs... $    126 $    526 $      -- $      --

   /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value.

   The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                         Asset/(1)/       Liability/(1)/
                                      ----------------- -------------------
                                        2018     2017     2018      2017
                                      -------- -------- --------- ---------
     Derivative component of RSATs... $    355 $    425 $      -- $      --

   /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value.

   The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                             2018      2017     2016
                                           --------- -------- --------
          Derivative component of RSATs... $      72 $    296 $    223

Credit Derivatives

   In connection with RSATs, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22,000 thousand at both
December 31, 2018 and 2017. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2018 and 2017, the Company would have received $126 thousand and $526 thousand, respectively, to terminate all of these contracts.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, (in thousands, except weighted average years to maturity):

                                                            2018                                         2017
                                         -------------------------------------------  ------------------------------------------
                                                           Maximum                                      Maximum
                                                          Amount of                                    Amount of
                                                            Future                                       Future
                                           Estimated       Payments      Weighted     Estimated Fair    Payments      Weighted
 Rating Agency Designation               Fair Value of      under         Average        Value of        under        Average
       of Referenced            NAIC     Credit Default Credit Default   Years to     Credit Default Credit Default   Years to
 Credit Obligations /(1)/    Designation     Swaps          Swaps      Maturity /(2)/     Swaps          Swaps      Maturity (2)
---------------------------  ----------- -------------- -------------- -------------  -------------- -------------- ------------
Baa.........................           2
 Credit default swaps
  referencing indices.......                 $      126    $    22,000           4.9      $      526    $    22,000          5.0

/(1)/The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard and Poor's Rating Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

/(2)/The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

   The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2018 and 2017, the Company had no purchased credit protection to offset referenced credit obligations in the table above.

Off-Balance Sheet Risk and Credit Risk

   The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at December 31, (in thousands):

                                             Asset           Liability
                                      ------------------- ---------------
                                        2018      2017     2018    2017
                                      --------- --------- ------- -------
       Foreign currency swaps........ $  15,917 $  15,917 $    -- $    --
       Credit default swaps..........        --    22,000      --      --
                                      --------- --------- ------- -------
       Total......................... $  15,917 $  37,917 $    -- $    --
                                      ========= ========= ======= =======

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

   Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $1,078 thousand and $1,263 thousand at December 31, 2018 and 2017, respectively.

   At December 31, 2018, the estimated fair value of collateral consisting of various securities received by the Company on its OTC-bilateral derivatives as variation margin was $3,477 thousand. At December 31, 2017, the Company did not receive securities collateral on its OTC derivatives.

    The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged by the Company in connection with its OTC derivatives at December 31, (in thousands):

                                        Securities /(1)/
                                      ---------------------
                                         2018       2017
                                      ---------- ----------
                     Initial Margin:
                     OTC-cleared..... $      417 $      400

 /(1)/Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

   The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in thousands):

                          Cash /(1)/       Securities           Total
                       ----------------- --------------- -------------------
                        2018     2017     2018    2017     2018      2017
                       ------- --------- ------- ------- --------- ---------
    Variation Margin:
    OTC-bilateral..... $ 9,825 $  10,374 $ 3,477 $    -- $  13,302 $  10,374
    OTC-cleared.......     124       526      --      --       124       526
                       ------- --------- ------- ------- --------- ---------
    Total OTC......... $ 9,949 $  10,900 $ 3,477 $    -- $  13,426 $  10,900
                       ======= ========= ======= ======= ========= =========

 /(1)/Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in payable for collateral under securities loaned and other transactions.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

Net Investment Income

   The components of net investment income for the years ended December 31, were as follows (in thousands):

                                            2018        2017         2016
                                         ----------- ----------- ------------
  Bonds................................. $    61,721 $    67,640 $     72,714
  Mortgage loans........................       4,336       4,471        7,946
  Cash, cash equivalents and short-term
    investments.........................       2,153         337           81
  Contract loans........................      22,632      23,626       23,265
  Derivatives...........................       1,574       1,581        2,228
  Other.................................         476       4,268        4,315
                                         ----------- ----------- ------------
   Gross investment income..............      92,892     101,923      110,549
   Less: investment expenses............       2,373       2,407        2,458
                                         ----------- ----------- ------------
   Net investment income, before IMR
     amortization.......................      90,519      99,516      108,091
  IMR amortization......................         221          37          810
                                         ----------- ----------- ------------
  Net investment income................. $    90,740 $    99,553 $    108,901
                                         =========== =========== ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

   Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in thousands):

                                                        2018         2017         2016
                                                     ----------- ------------ -------------
Bonds............................................... $    10,750 $    (1,382) $    (13,993)
Mortgage loans......................................         (3)           --           454
Derivatives.........................................         338        2,465         2,024
Other...............................................         140          135         2,538
                                                     ----------- ------------ -------------
Net realized capital gains (losses), before Federal
income tax..........................................      11,225        1,218       (8,977)
 Less: Federal income tax expense (benefit).........       3,519        (150)       (4,036)
                                                     ----------- ------------ -------------
Net realized capital gains (losses), before IMR
transfer............................................       7,706        1,368       (4,941)
IMR transfer, net of Federal income tax expense
(benefit) of $2,276 thousand and ($474) thousand,
respectively........................................       8,564        (879)       (7,505)
                                                     ----------- ------------ -------------
Net realized capital gains (losses), net of Federal
income tax and IMR transfer......................... $     (858) $      2,247 $       2,564
                                                     =========== ============ =============

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds and Stocks

   Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds, which are generally determined by the first in, first out basis, and the related foreign exchange capital gains (losses) on bonds were as follows for the years ended December 31, (in thousands):

                                                            2018         2017         2016
                                                        ------------ ------------ ------------
Proceeds from sales and disposals...................... $    573,275 $    179,779 $    594,172
Gross realized capital gains on sales.................. $     23,242 $        727 $      7,865
Gross realized capital losses on sales................. $   (12,522) $      (831) $   (20,036)
Foreign exchange capital gains on sales................ $         37 $         -- $         --
Foreign exchange capital losses on sales............... $        (7) $    (1,277) $    (1,822)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Prepayment Penalty and Acceleration Fees

   The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature. The number of securities sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee were as follows for the years ended December 31, (in thousands, except number of securities):

                                                  2018         2017        2016
                                              ------------ ------------ ----------
Number of CUSIPs.............................           20           27         10
Aggregate Amount of Investment Income........ $      1,442 $      3,006 $      385

Note 4 - Related Party Information

Service Agreements

   The Company is a party to service agreements with its affiliates, including, but not limited to, Brighthouse Services, LLC ("Brighthouse Services"), that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

Reinsurance Agreements

   The Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance") and Brighthouse Reinsurance Company of Delaware ("BRCD"), both of which are related parties.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                 2018        2017        2016
                                              ----------- ----------- -----------
Premiums and annuity considerations:
   Reinsurance ceded......................... $  (21,516) $  (27,246) $  (44,034)
Reserve adjustments on reinsurance ceded:
  Reinsurance ceded.......................... $ (601,480) $ (530,503) $ (433,162)
Benefits payments:
   Reinsurance ceded......................... $ (618,709) $ (540,705) $ (449,979)
Changes to reserves, deposit funds and other
policy liabilities:
   Reinsurance ceded......................... $ (124,417) $    68,527 $   104,533

   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                   2018         2017
                                                               ------------ ------------
Reserves for life and health insurance, annuities and deposit-
type contracts:
   Reinsurance ceded.......................................... $  (537,498) $  (569,865)
Funds held under reinsurance treaties:
   Reinsurance ceded.......................................... $     33,576 $     33,089

   The Company ceded a block of business to BRCD, an affiliate, on a 90% coinsurance with funds withheld basis. This agreement covers certain term policies issued by the Company in 2007 and 2008. Ceded aggregate reserves related to this business were $68,189 thousand and $68,185 thousand at December 31, 2018 and 2017, respectively; the Company recorded a funds withheld liability of $33,576 thousand and $33,089 thousand at December 31, 2018 and 2017, respectively; ceded premiums related to this business were $847 thousand, $2,054 thousand, and $1,686 thousand for the years ended December 31, 2018, 2017, and 2016, respectively; and pre-tax income (loss) were ($1,290) thousand, $1,349 thousand, and $993 thousand for the years ended December 31, 2018, 2017, and 2016, respectively.

   In January 2017, the Company executed a novation and assignment of a reinsurance agreement under which Metropolitan Life Insurance Company ("MLIC") reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Insurance and the Company. The transaction was treated as a termination of the existing reinsurance agreement and execution of a new reinsurance agreement

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

having no net surplus impact. The transaction resulted in a gain in surplus of $55,179 thousand and was directly offset by a current period loss of the same amount at the time of the novation and assignment.

   Financial impacts recorded by the Company for this business excluding the effect of the novation and assignment stated above, were aggregate ceded reserves of $350,723 thousand and $277,640 thousand at December 31, 2018 and 2017, respectively; ceded premiums of $11,159 thousand, $15,394 thousand, and $31,623 thousand for the years ended December 31, 2018, 2017, and 2016, respectively; ceded reserve adjustments on reinsurance of $601,480 thousand, $530,503 thousand, and $433,162 thousand for the years ended December 31, 2018, 2017, and 2016, respectively, ceded benefits of $614,100 thousand, $535,994 thousand, and $447,312 thousand for the years ended December 31, 2018, 2017, and 2016, respectively.

   The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Insurance. The Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $117,602 thousand and $66,248 thousand at December 31, 2018 and 2017, respectively; ceded premiums of $9,367 thousand, $9,922 thousand, and $10,452 thousand for the years ended December 31, 2018, 2017, and 2016, respectively.

Investments

   The Company did not report any investments in an insurance subsidiary, controlled and affiliated ("SCA"), for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2018.

Other

   In the normal course of business, the Company transfers invested assets, primarily consisting of bonds, to affiliates and receives invested assets, primarily consisting of bonds, from affiliates. The Company transferred invested assets to affiliates with a book/adjusted carrying value ("BACV") of $356,638 thousand and an estimated fair value of $369,909 thousand for the year ended December 31, 2018. The Company did not transfer invested assets to affiliates for the year ended December 31, 2017.

   On November 27, 2018, Brighthouse Reinsurance Company of Delaware purchased invested assets, primarily bonds, with a BACV of $183,795 thousand and fair value of $197,594 thousand along with accrued interest of $2,065 thousand from the Company for total cash proceeds of $199,659 thousand.

   On December 21, 2018, Brighthouse Insurance issued a $200,000 thousand surplus note (the "Brighthouse Insurance Surplus Note") to the Company in exchange for $28,095 thousand of cash and bonds with a BACV of $172,842 thousand and fair value of $171,905 thousand.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   On December 21, 2018, the Company paid an ordinary cash dividend of $65,000 thousand and returned $335,000 thousand of capital, comprised of $135,000 thousand of cash and the $200,000 thousand Brighthouse Insurance Surplus Note, to its parent, Brighthouse Holdings, LLC.

   The Company has entered into a Limited Liability Company Agreement (the "Agreement") with Brighthouse Investments Advisers, LLC and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

   The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $4,388 and $8,019 thousand at December 31, 2018 and 2017, respectively. Payables to affiliates, included in other liabilities, totaled $5,180 thousand and $18,810 thousand at December 31, 2018 and 2017, respectively.

Note 5 - Premium and Annuity Considerations Deferred and Uncollected

   Premium and annuity considerations deferred and uncollected at December 31, were as follows (in thousands):

                                                         2018                       2017
                                              -------------------------- --------------------------
                    Type                         Gross    Net of Loading    Gross    Net of Loading
--------------------------------------------  ----------- -------------- ----------- --------------
Ordinary renewal............................. $    17,680  $    16,070   $    19,106  $    17,489
Personal health..............................          --           --            91           91
                                              -----------  -----------   -----------  -----------
  Total...................................... $    17,680  $    16,070   $    19,197  $    17,580
                                              ===========  ===========   ===========  ===========

Note 6 - Reinsurance and Other Insurance Transactions

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5,000 thousand per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   For its individual annuity business, the Company reinsures to Brighthouse Insurance, and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities. Under the benefit guarantee

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. The Company also periodically monitors the collectability of reinsurance balances. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                 2018        2017        2016
                                              ----------- ----------- -----------
Premiums and annuity considerations:
   Reinsurance ceded......................... $  (72,276) $  (87,233) $  (90,007)

Reserve adjustments on reinsurance ceded:
   Reinsurance ceded......................... $ (601,480) $ (530,503) $ (433,162)

Benefits payments:
   Reinsurance ceded......................... $ (661,449) $ (595,365) $ (516,452)

Changes to reserves, deposit funds and other
policy liabilities:
   Reinsurance ceded......................... $ (105,993) $    78,501 $   120,362

   Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                  2018        2017
                                                               ----------- -----------
Reserves for life and health insurance, annuities and deposit-
type contracts:
   Reinsurance ceded.......................................... $ (958,939) $ (870,714)

Funds held under reinsurance treaties:
   Reinsurance ceded.......................................... $    78,540 $    78,827

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes trust agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the Company at both December 31, 2018 and 2017. Assets held in trust for reinsurance agreements totaled $85,700 thousand and $83,718 thousand at December 31, 2018 and 2017, respectively. Funds held under reinsurance treaties totaled $78,540 thousand and $78,827 thousand at December 31, 2018 and 2017, respectively.

Deferred Gains on Reinsurance Agreements

   The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus (deficit). The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in thousands):

                                                       2018         2017
                                                   -----------  -----------
    Balance at beginning of year.................. $    89,317  $    37,218
    Capitalization of deferred gain on affiliated
    reinsurance /(1)/.............................          --       92,397
    Amortization of deferred gains on affiliated
    reinsurance /(1)/.............................      (3,080)     (40,298)
                                                   -----------  -----------
    Balance at end of year........................ $    86,237  $    89,317
                                                   ===========  ===========

       /(1)/ See Note 4 - Related Party Information - "Reinsurance Agreements" for additional information.

Note 7 - Reserves for Life Contracts and Deposit-Type Contracts

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to $2,282 thousand and $2,376 thousand at December 31, 2018 and 2017, respectively, are held for surrender values in excess of the legally computed reserves.

   The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

   At December 31, 2018 and 2017, the Company had $240,445 thousand and
$284,252 thousand, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division. Direct reserves to cover the above insurance totaled
$3,602 thousand and $4,453 thousand at December 31, 2018 and 2017, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

   For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

   The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

   The details for other changes at December 31, 2018 are as follows (in thousands):

                                                                         Ordinary
                                                            -----------------------------------
                                                 Total      Life Insurance Individual Annuities
Item                                        --------------- -------------- --------------------
AG43 standard scenario excess.............. $       122,475  $          --        $     122,475
AG43 Stochastic Excess.....................          24,704             --               24,704
For excess of valuation net premiums over
corresponding gross premiums...............           (849)          (849)                   --
For surrender values in excess of reserves
otherwise required and carried.............            (94)           (94)                   --
Guaranteed minimum death benefits..........           2,106          2,106                   --
Reinsurance ceded..........................       (146,529)             --            (146,529)
                                            ---------------  -------------        -------------
Total...................................... $         1,813  $       1,163        $         650
                                            ===============  =============        =============

Note 8 - Participating Business

   Direct premiums on participating policies in the amount of $19,908 thousand, $22,547 thousand, and $22,615 thousand represented approximately 10%, 9%, and 8% of the Company's direct premiums for the years ended December 31, 2018, 2017, and 2016 respectively.

   The amount of incurred policyholder dividends in 2018, 2017, and 2016, as reported in dividends to policyholders, was $5,044 thousand, $4,582 thousand, and $4,475 thousand, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Note 9 - Accident and Health ("A&H") Policy and Claim Liabilities

    A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

   The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

   Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

   Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products) are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

   All claim reserves include an expense load to cover future loss adjustment expenses.

   Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in thousands):

                                                     2018       2017
                                                  ---------- ----------
         Balance at January 1.................... $    4,943 $    5,177
         Incurred related to:

           Current year..........................        670        759
           Prior years...........................      (137)      (196)
                                                  ---------- ----------
           Total incurred........................        533        563
                                                  ---------- ----------

         Paid related to:
           Current year..........................       (19)       (69)
           Prior years...........................      (731)      (728)
                                                  ---------- ----------
           Total paid............................      (750)      (797)
                                                  ---------- ----------
         Balance at December 31.................. $    4,726 $    4,943
                                                  ========== ==========

   As a result of changes in estimates of insured events in prior years, the provision for claims decreased by $137 thousand and $196 thousand in 2018 and 2017, respectively. The changes in 2018 and 2017, respectively, were generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Note 10 - Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

   Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at December 31, were as follows (dollars in thousands):

                                                                2018
                                         --------------------------------------------------
                                                        Separate
                                           General      Account                  Percent of
                                           Account    Nonguaranteed    Total       Total
-                                        ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more................. $     2,966 $           -- $      2,966     0.1%
  At fair value.........................          --      3,750,961    3,750,961     88.0
                                         ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value........       2,966      3,750,961    3,753,927     88.1
  At book value without adjustment......     443,576             --      443,576     10.4
 Not subject to discretionary
  withdrawal:...........................      48,559         15,725       64,284      1.5
                                         ----------- -------------- ------------   ------
  Total (gross).........................     495,101      3,766,686    4,261,787   100.0%
                                                                                   ======
 Reinsurance ceded......................   (316,597)             --    (316,597)
                                         ----------- -------------- ------------
  Total (net)........................... $   178,504 $    3,766,686 $  3,945,190
                                         =========== ============== ============

                                                                2017
                                         --------------------------------------------------
                                                        Separate
                                           General      Account                  Percent of
                                           Account    Nonguaranteed    Total       Total
-                                        ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more................. $     5,625 $           -- $      5,625     0.1%
  At fair value.........................          --      4,705,135    4,705,135     89.5
                                         ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value........       5,625      4,705,135    4,710,760     89.6
  At book value without adjustment......     486,391             --      486,391      9.3
 Not subject to discretionary
  withdrawal:...........................      40,708         18,830       59,538      1.1
                                         ----------- -------------- ------------   ------
  Total (gross).........................     532,724      4,723,965    5,256,689   100.0%
                                                                                   ======
 Reinsurance ceded......................   (356,525)             --    (356,525)
                                         ----------- -------------- ------------
  Total (net)........................... $   176,199 $    4,723,965 $  4,900,164
                                         =========== ============== ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in thousands):

                                                         2018           2017
                                                    -------------- --------------
General Account:
  Annuities (excluding supplementary contracts
with life contingencies)........................... $      125,379 $      130,499
 Supplementary contracts with life contingencies...         43,848         37,889
 Deposit-type contracts............................          9,277          7,811
                                                    -------------- --------------
    Subtotal.......................................        178,504        176,199
Separate Account:
 Annuities (excluding supplementary contracts).....      3,750,961      4,705,135
 Supplementary contracts with life contingencies...         13,139         15,816
 Other contract deposit funds......................          2,586          3,014
                                                    -------------- --------------
    Total.......................................... $    3,945,190 $    4,900,164
                                                    ============== ==============

Note 11 - Separate Accounts

   The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2018 and 2017, the Company's Separate Account assets that are legally insulated from the General Account claims are $6,744,641 thousand and $8,101,052 thousand, respectively. The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts. The assets of these accounts are carried at estimated fair value.

                                              Nonguaranteed Separate Accounts
                                         -----------------------------------------
                                             2018          2017          2016
                                         ------------- ------------- -------------
Premiums, considerations or deposits
 for years ended December 31............ $     130,643 $     149,241 $     182,697
                                         ============= ============= =============
Reserves at December 31

For accounts with assets at:
  Fair value............................ $   6,731,823 $   8,079,019 $   7,660,774
                                         ============= ============= =============
By withdrawal characteristics:
  At fair value......................... $   6,715,576 $   8,060,189 $   7,643,072
  Not subject to discretionary
   withdrawal...........................        16,247        18,830        17,702
                                         ------------- ------------- -------------
        Total reserves.................. $   6,731,823 $   8,079,019 $   7,660,774
                                         ============= ============= =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in thousands):

                                                 2018           2017           2016
                                            --------------------------------------------
Transfers to Separate Accounts............. $      130,370 $      148,615 $      182,708
Transfers from Separate Accounts...........      (978,580)      (930,877)      (857,158)
                                            -------------- -------------- --------------
Transfers as reported in the statements of
  operations of the General Account........ $    (848,210) $    (782,262) $    (674,450)
                                            ============== ============== ==============

Note 12 - Federal Income Tax

   The Company files a stand-alone Federal income tax return.

   Federal income tax expense has been calculated in accordance with the provisions of the Code.

   The components of net DTA and DTL consisted of the following, at December 31, (in thousands):

                                                  2018                                   2017
                                ---------------------------------------- -------------------------------------
                                   Ordinary      Capital       Total       Ordinary     Capital      Total
                                ------------- ------------ ------------- ------------- ---------- ------------
 Gross DTA..................... $      76,239 $      1,797 $      78,036 $      92,431 $       -- $     92,431
 Statutory valuation allowance
  adjustments..................            --           --            --            --         --           --
                                ------------- ------------ ------------- ------------- ---------- ------------
 Adjusted gross DTA............        76,239        1,797        78,036        92,431         --       92,431
 DTA nonadmitted...............      (44,889)      (1,797)      (46,686)      (51,256)         --     (51,256)
                                ------------- ------------ ------------- ------------- ---------- ------------
 Subtotal net admitted DTA.....        31,350           --        31,350        41,175         --       41,175
 DTL...........................       (4,581)           --       (4,581)       (3,492)      (288)      (3,780)
                                ------------- ------------ ------------- ------------- ---------- ------------
 Net admitted DTA/(Net DTL).... $      26,769 $         -- $      26,769 $      37,683 $    (288) $     37,395
                                ============= ============ ============= ============= ========== ============

                                                               Change
                                              ----------------------------------------
                                                 Ordinary       Capital        Total
                                              ------------- ------------ -------------
Gross DTA.................................... $    (16,192) $      1,797 $    (14,395)
Statutory valuation allowance adjustments....            --           --            --
                                              ------------- ------------ -------------
Adjusted gross DTA...........................      (16,192)        1,797      (14,395)
DTA nonadmitted..............................         6,367      (1,797)         4,570
                                              ------------- ------------ -------------
Subtotal net admitted DTA....................       (9,825)           --       (9,825)
DTL..........................................       (1,089)          288         (801)
                                              ------------- ------------ -------------
Net admitted DTA/(Net DTL)................... $    (10,914) $        288 $    (10,626)
                                              ============= ============ =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The amount of each result or component of the calculation for SSAP No. 101 - Income Taxes, ("SSAP 101") at December 31, (in thousands):

                                                                     2018                        2017
                                                          --------------------------- ---------------------------
                                                          Ordinary  Capital   Total   Ordinary  Capital   Total
                                                          --------- ------- --------- --------- ------- ---------
 Federal income taxes paid in prior years recoverable
  through loss carrybacks................................ $      -- $   --  $      -- $      -- $   --  $      --
 Adjusted gross DTA expected to be realized (excluding
  the amount of DTA from above) after application of
  the threshold limitation (the lesser of 1 and 2                                                               3
  below).................................................    26,769     --     26,769    37,395     --      7,395
 1. Adjusted gross DTA expected to be realized following
  the balance sheet date.................................    26,769     --     26,769    37,395     --     37,395
 2. Adjusted gross DTA allowed per limitation
  threshold..............................................       XXX    XXX     27,955       XXX    XXX     66,087
 Adjusted gross DTA (excluding the amount of DTA
  from above) offset by gross DTL........................     4,581     --      4,581     3,492    288      3,780
                                                          --------- ------  --------- --------- ------  ---------
 DTA admitted as the result of application of SSAP 101
  total.................................................. $  31,350 $   --  $  31,350 $  40,887 $  288  $  41,175
                                                          ========= ======  ========= ========= ======  =========

                                                           Change
                                              ---------------------------------
                                                Ordinary    Capital      Total
                                              ----------- --------- -----------
 Federal income taxes paid in prior years
  recoverable through loss carrybacks........ $        --  $   --   $        --
 Adjusted gross DTA expected to be
  realized (excluding the amount of DTA
  from above) after application of the
  threshold limitation (the lesser of 1 or 2
  below).....................................    (10,626)      --      (10,626)
 1. Adjusted gross DTA expected to be
  realized following the balance sheet
  date.......................................    (10,626)      --      (10,626)
 2. Adjusted gross DTA allowed per
  limitation threshold.......................         XXX     XXX      (38,132)
 Adjusted gross DTA (excluding the
  amount of DTA from above) offset by
  gross DTL..................................       1,089   (288)           801
                                              -----------  ------   -----------
 DTA admitted as the result of application
  of SSAP 101 total.......................... $   (9,537)  $(288)   $   (9,825)
                                              ===========  ======   ===========

                                                                                      2018       2017
                                                                                   ---------- ----------
 RBC percentage used to determine recovery period and threshold limitation
  amount..........................................................................      1275%      2738%
 Amount of total adjusted capital used to determine recovery period and threshold limitation...................................................................... $  198,843 $  462,015

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

   The Company's tax planning strategies do not include the use of reinsurance.

   All DTL were recognized as of December 31, 2018 and 2017.

   Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in thousands):

                                               2018         2017          2016
                                           ------------ ------------- -------------
Federal................................... $      3,891 $      15,717 $      42,911
Foreign...................................           --            --            --
                                           ------------ ------------- -------------
    Subtotal..............................        3,891        15,717        42,911
Federal income tax on net capital gains
  (losses)................................        3,519         (150)       (4,036)
                                           ------------ ------------- -------------
Federal and foreign income taxes incurred. $      7,410 $      15,567 $      38,875
                                           ============ ============= =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The changes in the main components of deferred income tax amounts were as follows at December 31, were as follows (in thousands):

DTA resulting from book/income tax differences:                       2018          2017         Change
                                                                  ------------- ------------- -------------
Ordinary:
  Employee benefits.............................................. $      34,823 $      34,609 $         214
  Deferred acquisition costs.....................................         5,016         8,644       (3,628)
  Policyholder dividends accrual.................................           893           935          (42)
  Policyholder reserves..........................................         7,533         8,020         (487)
  Ceding commissions.............................................        18,110        18,757         (647)
  Tax credit carryforward........................................            --        11,058      (11,058)
  Other..........................................................         8,892         9,566         (674)
  Legal contingency..............................................            61            56             5
  Nonadmitted assets.............................................           911           786           125
                                                                  ------------- ------------- -------------
Gross ordinary DTA - (admitted and nonadmitted)..................        76,239        92,431      (16,192)
Total ordinary DTA - (nonadmitted)...............................      (44,889)      (51,256)         6,367
                                                                  ------------- ------------- -------------
Total ordinary DTA - (admitted)..................................        31,350        41,175       (9,825)
                                                                  ------------- ------------- -------------

Capital:
  Investments....................................................         1,797            --         1,797
                                                                  ------------- ------------- -------------
Gross capital DTA - (admitted and nonadmitted)...................         1,797            --         1,797
Total capital DTA - (nonadmitted)................................       (1,797)            --       (1,797)
                                                                  ------------- ------------- -------------
Total capital DTA - (admitted)...................................            --            --            --
                                                                  ------------- ------------- -------------
Total DTA - (admitted)........................................... $      31,350 $      41,175 $     (9,825)
                                                                  ============= ============= =============
DTL resulting from book/income tax differences:
  Investments - ordinary......................................... $     (4,581) $     (3,492) $     (1,089)
  Investments - capital..........................................            --         (288)           288
  Deferred and uncollected premiums..............................            --            --            --
                                                                  ------------- ------------- -------------
  Total DTL......................................................       (4,581)       (3,780)         (801)
                                                                  ------------- ------------- -------------
  Net admitted DTA/(DTL)......................................... $      26,769 $      37,395      (10,626)
                                                                  ============= =============
  Income tax effect of change in nonadmitted assets..............                                   (4,570)
  Income tax effect of change in unrealized gains (losses).......                                       214
  Additional minimum pension liability...........................                                     1,288
                                                                                              -------------
  Change in net DTA..............................................                             $    (13,694)
                                                                                              =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


                                                                      2017         2016        Change
 DTA resulting from book/income tax differences:                  ------------ ------------ -------------
 Ordinary:
  Employee benefits.............................................. $     34,609 $     49,187 $    (14,578)
  Deferred acquisition costs.....................................        8,644       22,179      (13,535)
  Policyholder dividends accrual.................................          935        1,663         (728)
  Policyholder reserves..........................................        8,020       10,252       (2,232)
  Ceding commissions.............................................       18,757       13,026         5,731
  Tax credit carryforward........................................       11,058       14,916       (3,858)
  Other..........................................................        9,566       14,084       (4,518)
  Legal contingency..............................................           56           60           (4)
  Nonadmitted assets.............................................          786        2,066       (1,280)
                                                                  ------------ ------------ -------------
Gross ordinary DTA - (admitted and nonadmitted)..................       92,431      127,433      (35,002)
Total ordinary DTA - (nonadmitted)...............................     (51,256)     (78,371)        27,115
                                                                  ------------ ------------ -------------
Total ordinary DTA - (admitted)..................................       41,175       49,062       (7,887)
                                                                  ------------ ------------ -------------

Capital:
  Investments....................................................           --           --            --
                                                                  ------------ ------------ -------------
Gross capital DTA - (admitted and nonadmitted)...................           --           --            --
Total capital DTA - (nonadmitted)................................           --           --            --
                                                                  ------------ ------------ -------------
Total capital DTA - (admitted)...................................           --           --            --
                                                                  ------------ ------------ -------------
Total DTA - (admitted)........................................... $     41,175 $     49,062 $     (7,887)
                                                                  ============ ============ =============

DTL resulting from book/income tax differences:
  Investments - ordinary......................................... $    (3,492) $    (6,249) $       2,757
  Unrealized capital gains (losses)..............................           --           --            --
  Investments - capital..........................................        (288)        (869)           581
  Deferred and uncollected premiums..............................           --           --            --
                                                                  ------------ ------------ -------------
  Total DTL......................................................      (3,780)      (7,118)         3,338
                                                                  ------------ ------------ -------------
  Net admitted DTA/(DTL)......................................... $     37,395 $     41,944       (4,549)
                                                                  ============ ============
  Income tax effect of change in nonadmitted assets..............                                (27,115)
  Income tax effect of change in unrealized gains (losses).......                                     142
  Additional minimum pension liability...........................                                 (3,204)
  Prior period adjustment in surplus.............................                                   8,137
                                                                                            -------------
  Change in net DTA..............................................                           $    (26,589)
                                                                                            =============

   The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2018.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company did not have Federal income taxes available at December 31, 2018 for recoupment in the event of future net losses.

   The Company had no deposits at December 31, 2018 under Section 6603 of the Code.

   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the year ended December 31 were as follows (in thousands):

                                                            2018         2017         2016
                                                        ------------ ------------ ------------
 Gain (loss) from operations after dividends to
 policyholders and before Federal income tax @ 21%..... $     28,353 $     28,501 $     52,216
Net realized capital gains (losses) @ 21%..............        2,357          426      (3,142)

Tax effect of:
Uncertain Tax Positions................................          573     (20,754)           --
Interest maintenance reserve...........................         (46)         (13)        (283)
Tax exempt income......................................         (48)        (115)           --
Change in nonadmitted assets...........................        (125)          756          894
Tax credits............................................      (1,471)        (972)       (1092)
Separate Account dividend received deduction...........      (3,852)     (13,816)     (12,653)
Prior years adjustments and accruals...................      (4,637)      (1,233)        2,617
Rate Revaluation due to tax reform.....................           --       51,729           --
Employee matters agreement.............................           --        8,137           --
Fines, fees and other nondeductible expenses...........           --            2          221
Call center prior period adjustment in surplus.........           --           --        1,751
Nontaxable investment income...........................           --           --      (1,523)
Other..................................................           --         (24)        (817)
Tax effect of separation items from MetLife............           --      (2,331)           --
                                                        ------------ ------------ ------------
Total statutory income taxes (benefit)................. $     21,104 $     50,293 $     38,189
                                                        ============ ============ ============
Federal and foreign income taxes incurred (benefit)
  including tax on realized capital gains (losses)..... $      7,410 $     15,567 $     38,875
Change in net DTA......................................       13,694       26,589      (2,437)
Prior period adjustment in surplus.....................           --        8,137        1,751
                                                        ------------ ------------ ------------
Total statutory income taxes (benefit)................. $     21,104 $     50,293 $     38,189
                                                        ============ ============ ============

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's statutory financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   At December 31, 2018 and 2017, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets ("SSAP 5R"), of $1,397 thousand and $1,455 thousand, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in thousands):

                                                  2018         2017
                                               ----------- ------------
        Balance at beginning of year.......... $     1,455 $     19,784
        Net change for tax positions of
          current year........................          --           65
        Net change for tax positions of prior
          years...............................        (58)        (439)
        Settlements with tax authorities......          --     (17,955)
                                               ----------- ------------
        Balance at end of year................ $     1,397 $      1,455
                                               =========== ============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

   The Company recorded $63 thousand, ($3,317) thousand, and $197 thousand of interest expense (benefit) (net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2018, 2017, and 2016, respectively. The Company had $198 thousand and $110 thousand accrued for the payment of interest at December 31, 2018 and 2017, respectively.

Note 13 - Capital and Surplus

   The portion of unassigned surplus (deficit) reduced by each item below at December 31, was as follows (in thousands):

                                    2018          2017          2016
                                ------------- ------------- -------------
      Unrealized capital gains
        (losses)............... $     (7,674) $     (8,480) $     (8,744)
      Nonadmitted asset
        values................. $    (51,025) $    (58,182) $    (86,541)
      Asset valuation reserve.. $    (10,350) $    (14,658) $    (17,052)

Dividend Restrictions

   Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10%

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

of its surplus at the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year. The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned surplus (deficit) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2018, the Company could pay its parent a stockholder dividend in 2019 of $131,121 thousand without required prior approval of the Commissioner.

   The Company paid an ordinary cash dividend of $65,000 thousand and an extraordinary dividend of $335,000 thousand comprised of $135,000 thousand cash and $200,000 thousand surplus note to its parent, Brighthouse Holdings LLC, on December 21, 2018. The Company paid an ordinary cash dividend of $106,000 thousand to its parent, Brighthouse Holdings, LLC, on December 11, 2017. The Company paid an extraordinary dividend of $295,000 thousand to its former parent, MetLife, on December 9, 2016. The Company did not receive any capital contributions in 2018, 2017, or 2016.

Note 14 - Employee Benefit Plans

Pension Plans and Other Unfunded Benefit Plans

   The Company is the sponsor of a funded qualified defined benefit pension plan, an unfunded nonqualified defined benefit pension, and postretirement and other unfunded benefit plans. The Company sponsored pension and other unfunded benefit plans were amended to cease benefit accruals and are closed to new entrants. The Company accounts for the qualified defined benefit plan as a single employer plan. At December 31, a summary of assets, obligations and assumptions of the pension benefit plans and the postretirement plan are as follows:

Change in Pension Benefit Obligation

                                                Overfunded               Underfunded
                                         ------------------------- -----------------------
                                             2018         2017        2018        2017
                                         ------------ ------------ ----------- -----------
Benefit obligation at beginning of year. $    161,705 $    153,066 $    70,927 $    65,877
Service cost and expenses...............          239          248          --          --
Interest cost...........................        6,112        6,485       2,697       2,762
Actuarial (gains) losses................     (13,857)        9,213     (4,368)       1,537
Benefits paid...........................      (7,672)      (7,307)     (3,945)     (3,825)
Business combinations, divestitures,
  curtailments, settlements and special
  termination benefits..................           --           --          --       4,576
                                         ------------ ------------ ----------- -----------
Benefit obligation at end of year....... $    146,527 $    161,705 $    65,311 $    70,927
                                         ============ ============ =========== ===========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Change in Postretirement Benefit Obligation

                                                         Underfunded
                                                   -----------------------
                                                      2018        2017
                                                   ----------- -----------
      Benefit obligation at beginning of year..... $    40,040 $    37,148
      Interest cost...............................       1,402       1,613
      Contribution by plan participants...........       2,412       2,749
      Actuarial (gains) losses....................       (837)       6,687
      Benefits paid...............................     (8,969)     (8,157)
                                                   ----------- -----------
      Benefit obligation at end of year........... $    34,048 $    40,040
                                                   =========== ===========

   At December 31, 2018, the post-tax surplus impact was an increase of $692 thousand for other postretirement benefit plans. At December 31, 2017, the post-tax surplus impact was a decrease of $4,347 thousand for other postretirement benefit plans. At December 31, 2016, the post-tax surplus impact was a decrease of $527 thousand for other postretirement benefit plans.

Change in Postemployment & Compensated Absence Benefit Obligation

   The Company did not have any special or contractual benefits per SSAP
No. 11, Postemployment Benefits & Compensated Absences, during 2018 and 2017.

Change in Plan Assets

                                                Pension Benefits       Postretirement Benefits
                                           --------------------------- -----------------------
                                               2018          2017         2018        2017
                                           ------------- ------------- ----------- -----------
Fair value of plan assets at beginning of
  year.................................... $     164,950 $     155,323 $        -- $        --
Actual return on plan assets..............       (6,704)        16,934          --          --
Reporting entity contribution.............         3,945         3,825       6,557       5,408
Plan participants contributions...........            --            --       2,412       2,749
Benefits paid.............................      (11,617)      (11,132)     (8,969)     (8,157)
                                           ------------- ------------- ----------- -----------
Fair value of plan assets at end of year.. $     150,574 $     164,950 $        -- $        --
                                           ============= ============= =========== ===========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Reconciliation of Funded Status

                               Pension Benefits         Postretirement Benefits
                          --------------------------- ---------------------------
                              2018          2017          2018          2017
                          ------------- ------------- ------------- -------------
Overfunded:
  Assets (nonadmitted)... $       4,047 $       3,245 $          -- $          --
Underfunded:
  Liabilities recognized
  Liability for pension
    benefits............. $    (65,311) $    (70,927) $    (34,048) $    (40,040)
  Total liabilities
    recognized........... $    (65,311) $    (70,927) $    (34,048) $    (40,040)
  Unrecognized
    liabilities.......... $          -- $          -- $          -- $          --

   The ABO for all defined benefit pension plans was $211,838 thousand and $232,632 thousand at December 31, 2018 and 2017, respectively.

   The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                          Pension Benefits           Postretirement Benefits
                                  -------------------------------- ---------------------------
                                     2018       2017       2016      2018     2017     2016
                                  ---------- ---------- ---------- -------- -------- ---------
Service cost and expenses........ $      239 $      248 $      210 $     -- $     -- $      18
Interest cost....................      8,809      9,246      9,417    1,402    1,613     1,663
Expected return on plan
  assets.........................    (7,630)    (8,693)    (8,365)       --       --        --
Gains and losses.................         88         41        132       --    (163)     (275)
Prior service cost or (credit)...         --         --         --     (16)     (16)       243
(Gain) or loss recognized due to
  a settlement or curtailment....         --         --        229       --       --    15,349
                                  ---------- ---------- ---------- -------- -------- ---------
Total net periodic benefit cost.. $    1,506 $      842 $    1,623 $  1,386 $  1,434 $  16,998
                                  ========== ========== ========== ======== ======== =========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                                   Pension Benefits           Postretirement Benefits
                                            ------------------------------ ------------------------------
                                               2018      2017      2016      2018      2017       2016
                                            ---------- --------- --------- -------- ---------- ----------
Items not yet recognized as a component of
  net periodic cost - prior year........... $   22,631 $  20,162 $  18,100 $  2,530 $  (4,336) $    3,342
Net prior service cost or (credit) arising
  during the period........................         --        --        --       --         --    (6,838)
Net prior service cost or (credit)
  recognized...............................         --        --        --       16         16      (243)
Net (gain) and loss arising during the
  period...................................    (3,891)     2,510     2,194    (837)      6,687    (2,185)
Net (gain) and loss recognized.............       (88)      (41)     (132)       --        163        275
Transition surplus recognized..............         --        --        --       --         --        810
Change due to special event -
  curtailment..............................         --        --        --       --         --        503
                                            ---------- --------- --------- -------- ---------- ----------
Items not yet recognized as a component of
  net periodic cost - current year......... $   18,652 $  22,631 $  20,162 $  1,709 $    2,530 $  (4,336)
                                            ========== ========= ========= ======== ========== ==========

   The amounts in unassigned surplus (deficit) expected to be recognized in the next fiscal year as components of net periodic benefit cost, were as follows (in thousands):

                                            Pension Benefits        Postretirement Benefits
                                         ----------------------- -----------------------------
                                          2018    2017    2016     2018      2017      2016
                                         ------- ------- ------- --------- --------- ---------
Net prior service cost or (credit)...... $    -- $    -- $    -- $    (16) $    (16) $    (16)
Net recognized (gains) and losses....... $    -- $    79 $    -- $      -- $      27 $     180

   The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                               Pension Benefits          Postretirement Benefits
                                         ----------------------------- ----------------------------
                                           2018      2017      2016      2018     2017      2016
                                         --------- --------- --------- -------- -------- ----------
Net prior service cost or (credit)...... $      -- $      -- $      -- $  (222) $  (238) $    (254)
Net recognized (gains) and losses....... $  18,652 $  22,631 $  20,162 $  1,931 $  2,768 $  (4,082)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Assumptions

   Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans at December 31, are as follows:

                                                 2018    2017    2016
                                              ------- ------- -------
            Weighted-average discount rate -
              pension........................  4.55%   3.90%   4.30%
            Weighted-average discount rate -
              postretirement.................  4.55%   3.90%   4.60%

   Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans at December 31, are as follows:

                                                     2018    2017    2016
                                                  ------- ------- -------
       Weighted-average discount rate -
         pension & postretirement................  3.90%   4.32%   4.43%
       Expected long-term rate of return on plan
         assets..................................  4.75%   5.75%   5.75%

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate pension benefit obligation when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation in 2018 was 4.7% for pre-Medicare and 3% for post-Medicare, respectively, generally decreasing for pre-Medicare until 2080 reaching the ultimate rate of 3.9% and increasing for post-Medicare until 2091 reaching the ultimate rate of 4.3%. The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation in 2017 was 5.0% for pre-Medicare and 6.5% for post-Medicare, respectively generally decreasing for pre-Medicare until 2086 reaching the ultimate rate of 4.0% and for post-Medicare until 2092 reaching the ultimate rate of 4.3%.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects (in thousands):

                                                      One Percentage Point
                                                     -----------------------
                                                      Increase    Decrease
                                                     ---------- ------------
      Effect on total of service and interest cost
        components.................................. $       17 $       (20)
      Effect of accumulated postretirement benefit
        obligation.................................. $      497 $      (525)

Plan Assets

   The assets of the qualified defined benefit pension plan (the "Invested Plan") are invested in general and separate accounts of MLIC and managed by MetLife Investment Advisors, LLC in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maintaining an adequate funded status under reasonable and appropriate risk controls; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) ensuring that asset benchmarks, mandates and targets are appropriate relative to the implicit risk / return characteristics of the liability; and (iv) targeting rates of return in excess of a custom benchmark over a complete market cycle, generally three to five years. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of managing the Invested Plan's investments. Investment consultants may be used periodically to evaluate the investment risk of the plan's invested assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted. The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2018 for the Invested Plan:

                                                               Target
                                         2018       2017      Allocation
                                      ---------- ---------- ------------
       Fixed maturities..............        86%       100%     90 %
       Cash or cash equivalents......         14         --     10 %
                                      ---------- ----------
       Total.........................       100%       100%
                                      ========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The defined benefit pension plan assets are measured at estimated fair value on a recurring basis. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in thousands):

                                           Fair Value Measurements of Plan Assets at December 31, 2018
                                           -----------------------------------------------------------
Description for each class of plan assets   (Level 1)       (Level 2)      (Level 3)        Total
-----------------------------------------   ------------   -------------  ------------  -------------
 Interest in insurance company Separate
 Accounts.................................  $    39,107    $     90,805    $       106   $    130,018
 Interest in insurance company General
 Accounts.................................           --          20,556             --         20,556
                                            ------------   -------------  ------------  -------------
 Total plan assets........................  $    39,107    $    111,361    $       106   $    150,574
                                            ============   =============  ============  =============

                                           Fair Value Measurements of Plan Assets at December 31, 2017
                                           -----------------------------------------------------------
Description for each class of plan assets   (Level 1)       (Level 2)      (Level 3)        Total
-----------------------------------------   ------------   -------------  ------------  -------------
 Interest in insurance company Separate
 Accounts.................................  $    44,631    $    101,529    $       371   $    146,531
 Interest in insurance company General
 Accounts.................................           --              --         18,419         18,419
                                            ------------   -------------  ------------  -------------
 Total plan assets........................  $    44,631    $    101,529    $    18,790   $    164,950
                                            ============   =============  ============  =============

Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified defined benefit pension plan to comply with minimum funding requirements of Employee Retirement Income Security Act, the Pension Protection Act of 2006, non-life Federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") and the applicable rules and regulations. In accordance with such practice, no contributions are required for 2019. The Company expects to make no discretionary contributions to the qualified defined benefit pension plan in 2019. For information of employer contributions, see "Change in plan assets."

   Benefit payments due under the unfunded benefit plans are primarily funded from the Company's general assets as they become due under the provision of the plans. As a result, benefit payments equal employer and employee contributions for these plans. The Company does not expect contributions to be material in 2019. All benefit payments for unfunded benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to the Company's parent, Brighthouse.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Gross benefit payments for the next 10 years are expected to be as follows (in thousands):

                       Year               Pension and Other Benefits
           -----------------------------  ---------------------------
                             2019........ $                    15,311
                             2020........ $                    15,436
                             2021........ $                    16,514
                             2022........ $                    16,435
                             2023........ $                    16,495
                    2024 through 2028.... $                    80,529

Defined Contribution Plans

   The Company sponsors a frozen qualified money purchase pension plan for former agents of the Company. The Company made no contributions to that plan in 2018, 2017 or 2016. The Company also sponsors a number of frozen nonqualified deferred compensation plans for which the Company incurred negative expenses for these plans totaling ($1,976) thousand for the year ended December 31, 2018.

Note 15 - Other Commitments and Contingencies

Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   As of December 31, 2018, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $569 thousand asset for the related premium tax offset. As of December 31, 2017, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and an $608 thousand asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the related premium tax offsets are expected to be realized are unknown at this time.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The change in the guaranty asset balance summarized below reflects estimated premium tax offsets of new insolvencies accrued during 2018 and revised estimated premium tax offsets for accrued liabilities:

                    Assets Recognized from Paid and Accrued
                      Premium Tax Offsets (in thousands)
         -------------------------------------------------------------
         Balance as of December 31, 2017.............. $            608
         Decreases current year:
          Premium tax offset - paid assessments.......               80
         Increases current year:
          Est. premium tax offset - accrued
            assessments...............................               41
                                                       ----------------
         Balance as of December 31, 2018.............. $            569
                                                       ================

   The Company did not receive refunds of assessments for the years ended December 31, 2018, 2017, and 2016. Assessments levied against the Company were $68 thousand, $134 thousand, and $22 thousand for the year ended December 31, 2018, 2017, and 2016, respectively.

   It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

Litigation

   Sales Practice Claims and Regulatory Matters. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters.

Summary

   Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor or taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Commitments to Fund Partnership Investments and Private Corporate Bond
Investments

   The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1,220 thousand and $1,256 thousand at December 31, 2018 and 2017, respectively.

Mortgage Loan Commitments

   The Company had no mortgage loan commitments for the years ended December 31, 2018 and 2017.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Financial Guarantees

   At December 31, 2018, the Company was obligor under the following guarantees and indemnities (in thousands):

------------------------------------------------------------------------------------------------------------------------------
          (1)                       (2)                    (3)                        (4)                         (5)
                                                                            Maximum potential amount
                          Liability recognition of                             of future payments          Current status of
       Nature and           guarantee. (Include                                (undiscounted) the             payment or
    circumstances of        amount recognized at    Ultimate financial    guarantor could be required     performance risk of
   guarantee and key      inception. If no initial   statement impact          to make under the            guarantee. Also
 attributes, including     recognition, document     if action under        guarantee. If unable to       provide additional
  date and duration of    exception allowed under    the guarantee is      develop an estimate, this         discussion as
       agreement             SSAP No. 5R.)/(1)/         required.        should be specifically noted.        warranted.
------------------------------------------------------------------------------------------------------------------------------
The Company is obligated
 to indemnify Great West
    Life and Annuity
  Insurance Company for    No liability has been
  losses arising out of      established as the
       breaches of         indemnification is for
   representations and    future events for which
    covenants by the      neither a probability of                          $250 thousand for losses
 Company under an Asset       occurrence nor a                             arising out of breaches of       The Company has
 Purchase Agreement and   reasonable estimate can                         representation; there is no     made no payments on
    certain ancillary      be established at this                         cap on losses arising out of    the guarantee since
       agreements.                 time.                 Expense             breaches of covenants            inception.
------------------------------------------------------------------------------------------------------------------------------
The Company is obligated
    to indemnify the
   proprietary mutual                                                     Since this obligation is not
  fund, offered by the                                                    subject to limitations, the
 Separate Accounts, and   Intercompany and related                          Company does not believe
  the fund's directors     party guarantees that                        that it is possible to determine
     and officers as           are considered                                the maximum potential          The Company has
   provided in certain    "unlimited" and as such                           amount that could become      made no payments on
      Participation          are excluded from                           due under these guarantees in    the guarantee since
       Agreements.              recognition.             Expense                  the future.                 inception.
------------------------------------------------------------------------------------------------------------------------------
The Company has provided
  certain indemnities,
    guarantees and/or
     commitments to
  affiliates and third
 parties in the ordinary
 course of its business.
    In the context of
      acquisitions,
      dispositions,
  investments and other
    transactions, the      No liability has been
  Company has provided       established as the                           Since this obligation is not
     indemnities and       indemnification is for                         subject to limitations, the
   guarantees that are    future events for which                           Company does not believe
   triggered by, among    neither a probability of                           that it is possible to
 other things, breaches       occurrence nor a                               determine the maximum          The Company has
   of representations,    reasonable estimate can                         potential amount that could     made no payments on
 warranties or covenants   be established at this                            become due under these       the guarantee since
 provided by the Company.          time.                 Expense           guarantees in the future.          inception.
------------------------------------------------------------------------------------------------------------------------------
                           No liability has been
                             established as the                           Since this obligation is not
                           indemnification is for                         subject to limitations, the
                          future events for which                           Company does not believe
The Company indemnifies   neither a probability of                           that it is possible to
    its directors and         occurrence nor a                               determine the maximum          The Company has
 officers as provided in  reasonable estimate can                         potential amount that could     made no payments on
    its charters and       be established at this                            become due under these       the guarantee since
        by-laws.                   time.                 Expense           guarantees in the future.          inception.
------------------------------------------------------------------------------------------------------------------------------
                           No liability has been
                             established as the                           Since this obligation is not
                           indemnification is for                         subject to limitations, the
The Company indemnifies   future events for which                           Company does not believe
     its agents for       neither a probability of                           that it is possible to
 liabilities incurred as      occurrence nor a                               determine the maximum          The Company has
    a result of their     reasonable estimate can                         potential amount that could     made no payments on
  representation of the    be established at this                            become due under these       the guarantee since
  Company's interests.             time.                 Expense           guarantees in the future.          inception.
------------------------------------------------------------------------------------------------------------------------------
Total                         $                 --                                   $               250
------------------------------------------------------------------------------------------------------------------------------

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


     At December 31, 2018, the Company's aggregate compilation of guarantee obligations was as follows (in thousands):

 Aggregate maximum potential of future payments of all guarantees
   (undiscounted) the guarantor could be required to make under
   guarantees......................................................... $    250
 Current liability recognized in financial statement:
    Noncontingent liabilities......................................... $     --
    Contingent liabilities............................................ $     --
 Ultimate financial statement impact if action under the guarantee is required.
    Investments in SCA entities....................................... $     --
    Joint venture.....................................................       --
    Dividends to stockholder (capital contribution)...................       --
    Expense...........................................................      250
    Other.............................................................       --
                                                                       --------
      Total........................................................... $    250
                                                                       ========

Note 16 - Retained Assets

   The Company's retained asset account, known as the Total Control Account ("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

   Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that were opened or remained open during calendar year 2018 are 3.5%, 3.0%, 1.5% and 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that equal or exceed at least one of the following indices: the prior week's Money Fund Report AveragesTM/Government 7-Day Simple Yield (a leading index of government money market mutual fund rates) or the Bank Rate MonitorTM, National Money Market Rate Index (a leading index of rates paid by 100 large banks and thrifts on money market accounts). During calendar year 2018, all TCAs received interest at the account's guaranteed minimum annual effective interest rate.

   For group life insurance, the group policyholder (i.e., the employer) may select a settlement option, including the TCA or a check, or may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment of benefits under most of the Company's group life insurance programs, subject to state law and a minimum benefit amount. For individual life insurance, the individual policyholder may select a settlement option, including a TCA or a check or he or she

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment under most of the Company's individual life insurance policies, subject to state law and a minimum benefit amount. The Company always honors a beneficiary's request for a check. Certain administrative and recordkeeping services for TCAs and clearing services for drafts written from TCAs are provided by an unaffiliated bank (the "Administrator").

   There are no fees or charges made to TCA account balances for basic account services. The following special service fees apply:

           Draft Copy: $2.00
           Stop Payment: $10.00
           Overdrawn TCA: $15.00
           Wire Transfer: $10.00

   Accountholders are charged the same amount for these special services as the Administrator charges the Company. In addition, any information requested to be sent via overnight delivery services may incur a fee of $25.00.

   The Company's TCA business is 100% reinsured with MLIC. The Company's TCA business is 100% reinsured with MetLife Insurance Company.

   The Company's TCA in force, categorized by age, at December 31, were as follows (in thousands, except number of asset accounts):

                                          2018                   2017
                                 ---------------------- ----------------------
                                  Number     Balance     Number     Balance
                                 --------- ------------ --------- ------------
  Up and including 12 Months....        -- $         --        24 $      5,188
  13 to 24 Months...............        21        4,414       131       27,524
  25 to 36 Months...............       113       23,565       140       17,887
  37 to 48 Months...............       126       14,035       121       19,629
  49 to 60 Months...............       110       18,352       122       13,749
  Over 60 Months................       808       78,453       748       72,687
                                 --------- ------------ --------- ------------
    Total.......................     1,178 $    138,819     1,286 $    156,664
                                 ========= ============ ========= ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   A reconciliation of the Company's TCA for the year ended December 31, 2018 was as follows (in thousands, except number of asset accounts):

                                                       Individual
                                               --------------------------

                                                 Number    Balance/Amount
                                               ----------- --------------
      Beginning of year.......................       1,286 $      156,664
      Accounts issued/added...................          --             --
      Investment earnings credited............         N/A          4,360
      Fees and other charges assessed /(1)/...         N/A             --
      Transferred to state unclaimed property
        funds.................................          --             --
      Closed/withdrawn........................         108         22,205
                                               ----------- --------------
      End of year.............................       1,178 $      138,819
                                               =========== ==============

/(1)/Fees and other charges assessed may also include other account adjustments.

Note 17 - Subsequent Events

   The Company has evaluated events subsequent to December 31, 2018 through April 11, 2019, which is the date these financial statements were available to be issued and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

             TABLE OF CONTENTS TO STATUTORY SUPPLEMENTAL SCHEDULES

--------------------------------------------------------------------------------

       Description                                                  Page

       SCHEDULE 1
         Statutory Selected Financial Data As of and for the Year
           Ended December 31, 2018................................. 70

       SCHEDULE 2
         Supplemental Investment Risks Interrogatories As of and
           for the Year Ended December 31, 2018.................... 74

       SCHEDULE 3
         Statutory Summary Investment Schedule As of and for the
           Year Ended December 31, 2018............................ 79

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2018

Investment Income Earned
  U.S. government bonds................................................ $         6,059,544
  Other bonds (unaffiliated)...........................................          55,661,871
  Bonds of affiliates..................................................                  --
  Preferred stocks (unaffiliated)......................................                  --
  Preferred stocks of affiliates.......................................                  --
  Common stocks (unaffiliated).........................................                  --
  Common stocks of affiliates..........................................                  --
  Mortgage loans.......................................................           4,336,025
  Real estate..........................................................                  --
  Contract loans.......................................................          22,631,838
  Cash, cash equivalents and short-term investments....................           2,153,260
  Derivatives..........................................................           1,573,648
 Other invested assets.................................................             360,683
  Aggregate write-ins for investment income............................             115,387
                                                                        -------------------
   Gross investment income............................................. $        92,892,256
                                                                        ===================

Real Estate Owned - Book Value Less Encumbrances....................... $                --
                                                                        ===================
Mortgage Loans - Book Value
 Agricultural mortgages................................................ $        71,660,419
 Residential mortgages.................................................                  --
 Commercial mortgages..................................................          27,210,439
                                                                        -------------------
  Total mortgage loans................................................. $        98,870,858
                                                                        ===================

Mortgage Loans by Standing- Book Value
 Good standing......................................................... $        98,870,858
                                                                        ===================
 Good standing with restructured terms................................. $                --
                                                                        ===================
 Interest overdue more than three months, not in foreclosure........... $                --
                                                                        ===================
  Foreclosure in process............................................... $                --
                                                                        ===================

Other Long Term Invested Assets - Statement Value...................... $        13,212,873
                                                                        ===================

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
 Bonds................................................................. $                --
                                                                        ===================
 Preferred Stocks...................................................... $                --
                                                                        ===================
 Common Stocks......................................................... $                --
                                                                        ===================

Bonds and Short-Term Investments by Class and Maturity:
Bonds by Maturity - Statement Value
 Due within one year or less........................................... $       176,336,743
 Over 1 year through 5 years...........................................         331,732,502
 Over 5 years through 10 years.........................................         357,841,615
 Over 10 years through 20 years........................................         125,251,109
 Over 20 years.........................................................          57,398,991
 No maturity date......................................................                  --
                                                                        -------------------
  Total by Maturity.................................................... $     1,048,560,960
                                                                        ===================

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA


As of and for the Year Ended December 31, 2018

Bond by Class - Statement Value
  Class 1....................................................................... $       634,710,963
  Class 2.......................................................................         341,050,779
  Class 3.......................................................................          55,832,424
  Class 4.......................................................................          16,216,794
  Class 5.......................................................................             750,000
  Class 6.......................................................................                  --
                                                                                 -------------------
  Total by Class................................................................ $     1,048,560,960
                                                                                 ===================

  Total Bonds Publicly Traded................................................... $       676,045,359
                                                                                 ===================

  Total Bonds Privately Placed.................................................. $       372,515,601
                                                                                 ===================

Preferred Stocks - Book/Adjusted Carrying Value................................. $                --
                                                                                 ===================
Common Stocks - Fair Value...................................................... $                --
                                                                                 ===================
Short Term Investments - Book/Adjusted Carrying Value........................... $                --
                                                                                 ===================
Options, Caps and Floors Owned - Book/Adjusted Carrying Value................... $                --
                                                                                 ===================
Options, Caps and Floors Written and In-force - Book/Adjusted Carrying Value.... $                --
                                                                                 ===================
Collar, Swap and Forward Agreements Open - Book/Adjusted Carrying Value......... $        14,857,025
                                                                                 ===================
Futures Contracts Open - Book/Adjusted Carrying Value........................... $                --
                                                                                 ===================
Cash on Deposit................................................................. $         1,905,809
                                                                                 ===================

Life Insurance In-Force (000's)
  Industrial.................................................................... $                --
                                                                                 ===================
  Ordinary...................................................................... $        21,331,874
                                                                                 ===================
  Credit Life................................................................... $                --
                                                                                 ===================
  Group Life.................................................................... $            27,729
                                                                                 ===================

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (000's)... $            74,593
                                                                                 ===================

Life Insurance Policies with Disability Provisions In-Force (000's)
  Industrial.................................................................... $                --
                                                                                 ===================
  Ordinary...................................................................... $         9,762,198
                                                                                 ===================
  Credit Life................................................................... $                --
                                                                                 ===================
  Group Life.................................................................... $                --
                                                                                 ===================

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA


As of and for the Year Ended December 31, 2018

    Supplementary Contracts In-Force:
     Ordinary - Not Involving Life Contingencies
      Amount on Deposit................................ $       147,630,921
                                                        ===================
      Income Payable................................... $         2,178,637
                                                        ===================
     Ordinary - Involving Life Contingencies
      Income Payable................................... $         3,566,677
                                                        ===================
     Group - Not Involving Life Contingencies
      Amount on Deposit................................ $                --
                                                        ===================
      Income Payable................................... $                --
                                                        ===================
     Group - Involving Life Contingencies
      Income Payable................................... $                --
                                                        ===================

    Annuities:
    Ordinary
     Immediate - Amount of Income Payable.............. $                --
                                                        ===================
     Deferred - Fully Paid Account Balance............. $                --
                                                        ===================
     Deferred - Not Fully Paid Account Balance......... $     4,068,280,558
                                                        ===================

    Group:
     Amount of Income Payable.......................... $            76,005
                                                        ===================
     Fully Paid Account Balance........................ $            23,285
                                                        ===================
     Not Fully Paid Account Balance.................... $                --
                                                        ===================

    Accident and Health Insurance - Premiums In-Force:
     Ordinary.......................................... $         6,097,830
                                                        ===================
     Group............................................. $                --
                                                        ===================
     Credit............................................ $                --
                                                        ===================

    Deposit Funds and Dividend Accumulations:
     Deposit Funds - Account Balance................... $                --
                                                        ===================
     Dividend Accumulations - Account Balance.......... $                --
                                                        ===================

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA


As of and for the Year Ended December 31, 2018

Claim Payments For The Year Ended December 31, 2018 (000's):
  Group Accident and Health
                                    2018..................................... $                 --
                                                                              ====================
                                    2017..................................... $                 --
                                                                              ====================
                                    2016..................................... $                 --
                                                                              ====================
                                    2015..................................... $                 --
                                                                              ====================
                                    2014..................................... $                 --
                                                                              ====================
                                    Prior.................................... $                 --
                                                                              ====================

  Other Accident & Health
                                    2018..................................... $                 19
                                                                              ====================
                                    2017..................................... $                181
                                                                              ====================
                                    2016..................................... $                 87
                                                                              ====================
                                    2015..................................... $                167
                                                                              ====================
                                    2014..................................... $                405
                                                                              ====================
                                    Prior.................................... $              1,189
                                                                              ====================

  Other Coverages that use developmental methods to calculate claim reserves
                                    2018..................................... $                 --
                                                                              ====================
                                    2017..................................... $                 --
                                                                              ====================
                                    2016..................................... $                 --
                                                                              ====================
                                    2015..................................... $                 --
                                                                              ====================
                                    2014..................................... $                 --
                                                                              ====================
                                    Prior.................................... $                 --
                                                                              ====================

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                     For the year ended December 31, 2018
                           (To be filed by April 1)
                     Of New England Life Insurance Company
               Address (City, State, Zip Code): Boston MA 02111

NAIC Group Code.....4932  NAIC Company Code.....91626  Employer's ID Number.....04-2708937

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.. Reporting entity's total admitted assets as reported on page 2 of this annual statement.                  $...1,756,028,260

2.. Ten largest exposures to a single issuer/borrower/investment.
                  1                      2                             3                        4
                                                                                       Percentage of Total
               Issuer        Description of Exposure                 Amount             __Admitted Assets
    2.01     FEDERAL
             NATIONAL
             MORTGAGE
             ASSOCIATION.... MBS............................ $     ......26,456,536    ...............1.5%
    2.02     GRI
             Woodlands
             Crossing,
             LLC, a
             Delaware....... Commercial Mortgage loans...... $     ......22,993,547    ...............1.3%
    2.03     HEWLETT
             PACKARD
             ENTERPRISE
             CO............. US CORP........................ $     ......19,977,206    ...............1.1%
    2.04     Four Star
             Dairy.......... Agricultural Mortgage Loans.... $     ......18,592,086    ...............1.1%
    2.05     ORICA LTD...... FOR CORP....................... $     ......15,000,000    ...............0.9%
    2.06     RETAIL
             PROPERTIES
             OF
             AMERICA
             INC............ US CORP........................ $     ......15,000,000    ...............0.9%
    2.07     FEDERAL
             HOME LOAN
             MORTGAGE
             CORPORATION.... MBS............................ $     ......14,847,970    ...............0.8%
    2.08     JPMBB_13-C14... CMBS........................... $     ......14,573,872    ...............0.8%
    2.09     HEARST
             CORP........... US CORP........................ $     ......14,000,000    ...............0.8%
    2.10     NASSAU
             AIRPORT
             DEVELOPMENT
             CO............. FOR CORP....................... $     ......13,041,250    ...............0.7%

3.  Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.
             Bonds
             -----                                                     1                        2
    3.01     NAIC 1......................................... $     .....634,710,963    ..............36.1%
    3.02     NAIC 2......................................... $     .....341,050,779    ..............19.4%
    3.03     NAIC 3......................................... $     ......55,832,424    ...............3.2%
    3.04     NAIC 4......................................... $     ......16,216,794    ...............0.9%
    3.05     NAIC 5......................................... $    ..........750,000    ...............0.0%
    3.06     NAIC 6......................................... $.....................    ...............0.0%
             Preferred
             Stocks
             ------                                                    3                        4
    3.07     P/RP-1......................................... $.....................    ...............0.0%
    3.08     P/RP-2......................................... $.....................    ...............0.0%
    3.09     P/RP-3......................................... $.....................    ...............0.0%
    3.10     P/RP-4......................................... $.....................    ...............0.0%
    3.11     P/RP-5......................................... $.....................    ...............0.0%
    3.12     P/RP-6......................................... $.....................    ...............0.0%

4.  Assets held in foreign investments:
             Are assets held in foreign investments less than 2.5% of the reporting entity's
    4.01     total admitted assets?                                                                             Yes [  ] No [X]
    If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
             Total admitted assets held in foreign
    4.02     investments.................................... $     .....131,944,267    ...............7.5%
             Foreign-currency-denominated
    4.03      investments................................... $ ....................    ...............0.0%
             Insurance liabilities denominated in
    4.04      that same foreign currency.................... $ ....................    ...............0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company


5.   Aggregate foreign investment exposure categorized by NAIC sovereign designation:
                                                                                           1                     2
     5.01   Countries designated NAIC 1......................................... $     .....114,812,951 ...............6.5%
     5.02   Countries designated NAIC 2......................................... $..................... ...............0.0%
     5.03   Countries designated NAIC 3 or below................................ $     ......17,131,316 ...............1.0%

6.   Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:
            Countries designated NAIC 1:                                                   1                     2
     6.01   Country 1: United Kingdom........................................... $     ......63,739,970 ...............3.6%
     6.02   Country 2: Australia................................................ $     ......15,000,000 ...............0.9%
            Countries designated NAIC 2:
     6.03   Country 1:.......................................................... $..................... ...............0.0%
     6.04   Country 2:.......................................................... $..................... ...............0.0%
            Countries designated NAIC 3 or below:
     6.05   Country 1: Bahamas.................................................. $     ......13,041,250 ...............0.7%
     6.06   Country 2: Turkey................................................... $    ........4,090,066 ...............0.2%

                                                                                           1                     2
7.   Aggregate unhedged foreign currency exposure............................... $..................... ...............0.0%
8.   Aggregate unhedged foreign currency exposure categorized by NAIC
     sovereign designation:                                                                1                     2
     8.01   Countries designated NAIC 1......................................... $  ................... ...............0.0%
     8.02   Countries designated NAIC 2......................................... $  ................... ...............0.0%
     8.03   Countries designated NAIC 3 or below................................ $  ................... ...............0.0%

9.   Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:
            Countries designated NAIC 1:                                                   1                     2
     9.01   Country 1:.......................................................... $  ................... ...............0.0%
     9.02   Country 2:.......................................................... $  ................... ...............0.0%
            Countries designated NAIC 2:
     9.03   Country 1:.......................................................... $  ................... ...............0.0%
     9.04   Country 2:.......................................................... $  ................... ...............0.0%
            Countries designated NAIC 3 or below:
     9.05   Country 1:.......................................................... $  ................... ...............0.0%
     9.06   Country 2:.......................................................... $  ................... ...............0.0%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign Issues:
                                    1                                 2
                                 Issuer                        NAIC Designation
                                 ------                        ----------------            3                     4
     10.01  ORICA LTD.........................................       2.......... $     ......15,000,000 ...............0.9%
     10.02  NASSAU AIRPORT DEVELOPMENT CO.....................       2PL........ $     ......13,041,250 ...............0.7%
     10.03  DCC PLC...........................................       2.......... $     ......11,431,500 ...............0.7%
     10.04  ABP SUBHOLDINGS UK LTD............................       2.......... $    ........9,552,000 ...............0.5%
     10.05  BRITVIC PLC.......................................       2.......... $    ........9,037,760 ...............0.5%
     10.06  BNP Paribas.......................................       1.......... $    ........8,257,767 ...............0.5%
     10.07  WERELDHAVE NV.....................................       2.......... $    ........8,002,050 ...............0.5%
     10.08  DARK COVER LTD....................................       1.......... $    ........8,000,000 ...............0.5%
     10.09  SHURGARD LUXEMBOURG SARL..........................       2.......... $    ........6,961,784 ...............0.4%
     10.10  ARCUS INFRASTRUCTURE PARTNERS LLP.................       2.......... $    ........6,495,360 ...............0.4%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
     Canadian currency exposure:
     11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total
            admitted assets?                                                                                Yes [X] No [ ]
            If response to 11.01 is yes, detail is not required for the remainder of
            Interrogatory 11.
     11.02  Total admitted assets held in Canadian Investments.. $ ...................           ......0.0%
     11.03  Canadian currency-denominated investments........... $ ...................           ......0.0%
     11.04  Canadian-denominated insurance liabilities.......... $ ...................           ......0.0%
     11.05  Unhedged Canadian currency exposure................. $ ...................           ......0.0%

12.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
     12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the
            reporting entity's total admitted assets?                                                       Yes [X] No [ ]
            If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

13.  Amounts and percentages of admitted assets held in the ten largest equity interests:
     13.01  Are assets held in equity interest less than 2.5% of the reporting entity's total admitted
            assets?                                                                                         Yes [X] No [ ]
            If response to 13.01 above is yes, responses are
            not required for the remainder of Interrogatory 13.
                                    1                                      2                    3
                             Name of Issuer
                             --------------
     13.02                                                       $ ...................           ......0.0%
     13.03                                                       $ ...................           ......0.0%
     13.04                                                       $ ...................           ......0.0%
     13.05                                                       $ ...................           ......0.0%
     13.06                                                       $ ...................           ......0.0%
     13.07                                                       $ ...................           ......0.0%
     13.08                                                       $ ...................           ......0.0%
     13.09                                                       $ ...................           ......0.0%
     13.10                                                       $ ...................           ......0.0%
     13.11                                                       $ ...................           ......0.0%

14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
     14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting
            entity's total admitted assets?                                                                 Yes [X] No [ ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.
                                    1                                      2                    3
     14.02  Aggregate statement value of investments held in
            nonaffiliated, privately placed equities............ $ ...................           ......0.0%
            Largest three investments held in nonaffiliated.
            privately placed equities:
     14.03                                                       $ ...................           ......0.0%
     14.04                                                       $ ...................           ......0.0%
     14.05                                                       $ ...................           ......0.0%
15.. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's
            total admitted assets?                                                                          Yes [X] No [ ]
            If response to 15.01 above is yes, responses are not required for the remainder of
            Interrogatory 15.
                                    1                                      2                    3
     15.02  Aggregate statement value of investments held in
            general partnership interests                         $...................  ...............0.0%
            Largest three investments in general partnership
            interests:
     15.03                                                        $................... ................0.0%
     15.04                                                        $...................  ...............0.0%
     15.05                                                        $...................  ...............0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company

16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01                Are mortgage loans reported in Schedule B less than 2.5% of
                          the reporting entity's total admitted assets?                                      Yes[  ] No [X]
                          If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
                                   1                           2                           3
                          Type (Residential,
                              Commercial,
                             Agricultural)
     16.02                COMMERCIAL.................    $......22,993,547        ...............1.3%
     16.03                AGRICULTURAL...............    $......18,592,086        ...............1.1%
     16.04                AGRICULTURAL...............    $......11,948,934        ...............0.7%
     16.05                AGRICULTURAL...............    $.......8,367,804        ...............0.5%
     16.06                AGRICULTURAL...............    $.......7,845,471        ...............0.4%
     16.07                AGRICULTURAL...............    $.......6,954,170        ...............0.4%
     16.08                AGRICULTURAL...............    $.......4,069,518        ...............0.2%
     16.09                AGRICULTURAL...............    $.......1,770,028        ...............0.1%
     16.10                AGRICULTURAL...............    $.......1,699,763        ...............0.1%
     16.11                COMMERCIAL.................    $.......1,436,304        ...............0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
                                                                       Loans
     16.12                Construction loans......... $...................        ...............0.0%
                          Mortgage loans over
     16.13                90 days past due........... $...................        ...............0.0%
                          Mortgage loans in
                          the process of
     16.14                foreclosure................ $...................        ...............0.0%
                          Mortgage loans
     16.15                foreclosed................. $...................        ...............0.0%
                          Restructured
     16.16                mortgage loans............. $...................        ...............0.0%

17.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
     Loan-to-Value            Residential                       Commercial                          Agricultural
     -------------            -----------                       ----------                          ------------
                             1              2              3                  4                  5                 6
     17.01 above 95% $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.02 91% to
     95%............ $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.03 81% to
     90%............ $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.04 71% to
     80%............ $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.05 below 70% $................. ......0.0% $    ...27,210,439    ...........1.5% $    ...71,660,419 ...........4.1%

18.  Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
     18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted
     assets?                                                                                                 Yes [X] No [ ]
          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
     Largest five investments in any one parcel or group of contiguous parcels of real estate:
                               Description
                               -----------                                    2                  3
     18.02........................................................... $.................    .......... 0.0%
     18.03........................................................... $.................    .......... 0.0%
     18.04 .......................................................... $.................    .......... 0.0%
     18.05........................................................... $.................    .......... 0.0%
     18.06........................................................... $.................    .......... 0.0%

19.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
     19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
        reporting entity's admitted assets?                                                                  Yes [X] No [ ]
          If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
           1                                                                  2                  3
     19.02 Aggregate statement value of investments held in
        mezzanine real estate loans.................................. $.................    ...........0.0%
          Largest three investments held in mezzanine real estate
     loans:
     19.03........................................................... $.................    ...........0.0%
     19.04........................................................... $.................    ...........0.0%
     19.05........................................................... $.................    ...........0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company


20.  Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:
                                   At Year-End                                At End of Each Quarter
                                   -----------                                ----------------------
                                                                  1st Qtr             2nd Qtr             3rd Qtr
                                                                  -------             -------             -------
                               1                  2                  3                   4                   5
     20.01
        Securities
        lending
        agreements
        (do not
        include
        assets
        held as
        collateral
        for such
        transactions). $   ..............  ............0.0%  $.................  $.................  $.................
     20.02
     Repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
     20.03
     Reverse
     repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
     20.04
     Dollar
     repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
     20.05
     Dollar
     reverse
     repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
21.  Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                      Owned                                 Written
                                      -----                                 -------
                               1                  2                  3                   4
     21.01
     Hedging.......... $  ...............  ............0.0%  $  ...............     ...........0.0%
     21.02
     Income
     generation....... $  ...............  ............0.0%  $  ...............     ...........0.0%
     21.03 Other...... $  ...............  ............0.0%  $  ...............     ...........0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:
                                   At Year-End                                At End of Each Quarter
                                   -----------                                ----------------------
                                                                  1st Qtr             2nd Qtr             3rd Qtr
                                                                  -------             -------             -------
                               1                  2                  3                   4                   5
     22.01
     Hedging.......... $   .....1,062,248  ............0.1%  $   .....1,135,976  $        1,118,370     $.....1,100,152
     22.02
     Income
     generation....... $.................  ............0.0%  $.................  $.................  $.................
     22.03
     Replications..... $    ...22,000,000  ............1.3%  $    ...22,000,000  $    ...22,000,000      $...22,000,000
     22.04 Other...... $.................  ............0.0%  $.................  $.................  $.................

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:
                                   At Year-End                                At End of Each Quarter
                                   -----------                                ----------------------
                                                                  1st Qtr             2nd Qtr             3rd Qtr
                                                                  -------             -------             -------
                               1                  2                  3                   4                   5
     23.01
     Hedging.......... $  ...............  ............0.0%  $  ...............  $  ...............   $................
     23.02
     Income
     generation....... $  ...............  ............0.0%  $  ...............  $  ...............   $................
     23.03
     Replications..... $  ...............  ............0.0%  $  ...............  $  ...............   $................
     23.04 Other...... $  ...............  ............0.0%  $  ...............  $  ...............   $................

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2018 of the New England Life Insurance Company

                          SUMMARY INVESTMENT SCHEDULE

                                                               Gross
                                                        Investment Holdings
                                                  ----------------------------------------------------


                                                           1                2              3
             Investment Categories                       Amount         Percentage       Amount
-                                                 -----------------------------------------------------
1.      Bonds:
        1.1 U.S. treasury securities.............      .....240,834,849   ...15.0       ...240,834,849
        1.2 U.S. government agency obligations
          (excluding mortgage-backed
          securities):
          1.21 Issued by U.S. government
             agencies............................  ....................  .....0.0  ...................
          1.22 Issued by U.S. government
             sponsored agencies..................  ....................  .....0.0  ...................
        1.3 Non-U.S. government (including
          Canada, excluding mortgage-backed
          securities)............................ ...............93,476  .....0.0    ...........93,476
        1.4 Securities issued by states,
          territories and possessions and
          political subdivisions in the U.S.:
          1.41 States, territories and
             possessions general obligations.....   ...................  .....0.0  ...................
          1.42 Political subdivisions of
             states, territories and
             possessions and political
             subdivisions general obligations....    .........2,259,153  .....0.1    ........2,259,153
          1.43 Revenue and assessment
             obligations.........................    .........7,960,844  .....0.5    ........7,960,844
          1.44 Industrial development and
             similar obligations ................   ................... ......0.0  ...................
        1.5 Mortgage-backed securities
          (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA..      .........590,647  .....0.0     .........590,647
             1.512 Issued or guaranteed by FNMA
                and FHLMC........................      ......41,304,507  .....2.6     ......41,304,507
             1.513 All other.....................   ...................  .....0.0  ...................
          1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by
                GNMA, FNMA, FHLMC or VA..........   ...................  .....0.0  ...................
             1.522 Issued by non-U.S.
                Government issuers and
                collateralized by mortgage-
                based securities issued or
                guaranteed by agencies shown in
                Line 1.521.......................   ...................  .....0.0  ...................
             1.523 All other.....................        ...141,116,040  .....8.8       ...141,116,040
2.      Other debt and other fixed income
        securities (excluding short-term):
        2.1 Unaffiliated domestic securities
          (includes credit tenant loans and
          hybrid securities).....................        ...402,926,555   ...25.1       ...402,926,555
        2.2 Unaffiliated non-U.S. securities
          (including Canada).....................        ...163,508,864   ...10.2       ...163,508,864
        2.3 Affiliated securities................   ...................  .....0.0  ...................

        Admitted Assets as Reported
          in the Annual Statement
--------------------------------------------------------------
              4                         5
      Securities Lending              Total
          Reinvested               (Col. 3 + 4)        6
      Collateral Amount               Amount       Percentage
                                          -------------------------------------------------------------
Bonds:
1.1 U.S. treasury securities............. ...............................     ...240,834,849   ...15.0
1.2 U.S. government agency obligations
  (excluding mortgage-backed
  securities):
  1.21 Issued by U.S. government
     agencies............................ ............................... .................0  .....0.0
  1.22 Issued by U.S. government
     sponsored agencies.................. ............................... .................0  .....0.0
1.3 Non-U.S. government (including
  Canada, excluding mortgage-backed
  securities)............................ ...............................    .........93,476  .....0.0
1.4 Securities issued by states,
  territories and possessions and
  political subdivisions in the U.S.:
  1.41 States, territories and
     possessions general obligations..... ............................... .................0  .....0.0
  1.42 Political subdivisions of
     states, territories and
     possessions and political
     subdivisions general obligations.... ...............................   .......2,259,153  .....0.1
  1.43 Revenue and assessment
     obligations......................... ...............................   .......7,960,844  .....0.5
  1.44 Industrial development and
     similar obligations ................ ............................... .................0  .....0.0
1.5 Mortgage-backed securities
  (includes residential and commercial
  MBS):
  1.51 Pass-through securities:
     1.511 Issued or guaranteed by GNMA.. ...............................   .........590,647  .....0.0
     1.512 Issued or guaranteed by FNMA
        and FHLMC........................ ...............................    .....41,304,507  .....2.6
     1.513 All other..................... ............................... .................0  .....0.0
  1.52 CMOs and REMICs:
     1.521 Issued or guaranteed by
        GNMA, FNMA, FHLMC or VA.......... ............................... .................0  .....0.0
     1.522 Issued by non-U.S.
        Government issuers and
        collateralized by mortgage-
        based securities issued or
        guaranteed by agencies shown in
        Line 1.521....................... ............................... .................0  .....0.0
     1.523 All other..................... ...............................     ...141,116,040  .....8.8
Other debt and other fixed income
securities (excluding short-term):
2.1 Unaffiliated domestic securities
  (includes credit tenant loans and
  hybrid securities)..................... ...............................     ...402,926,555  ....25.1
2.2 Unaffiliated non-U.S. securities
  (including Canada)..................... ...............................     ...163,508,864  ....10.2
2.3 Affiliated securities................ ............................... .................0 ......0.0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2018 of the New England Life Insurance Company

                                                              Gross
                                                       Investment Holdings
                                                 -----------------------------------------------------


                                                         1               2                3
             Investment Categories                     Amount        Percentage         Amount
-                                                ------------------------------------------------------
3.      Equity interests:
        3.1 Investments in mutual funds......... ................... ........0.0 .....................
        3.2 Preferred stocks:
          3.21 Affiliated....................... ................... ........0.0 .....................
          3.22 Unaffiliated..................... ................... ........0.0 .....................
        3.3 Publicly traded equity securities
          (excluding preferred stocks):.........
          3.31 Affiliated....................... ................... ........0.0 .....................
          3.32 Unaffiliated..................... ................... ........0.0 .....................
        3.4 Other equity securities:
          3.41 Affiliated....................... ................... ........0.0 .....................
          3.42 Unaffiliated..................... ................... ........0.0 .....................
        3.5 Other equity interests including
          tangible personal property under
          lease:
          3.51 Affiliated....................... ................... ........0.0 .....................
          3.52 Unaffiliated..................... ................... ........0.0 .....................
4.      Mortgage loans:
        4.1 Construction and land development... ................... ........0.0 .....................
        4.2 Agricultural........................    ......71,660,419 ........4.5    ........71,660,419
        4.3 Single family residential properties ................... ........0.0 .....................
        4.4 Multifamily residential properties.. ................... ........0.0 .....................
        4.5 Commercial loans....................    ......27,210,439 ........1.7    ........27,210,439
        4.6 Mezzanine real estate loans......... ................... ........0.0 .....................
5.      Real estate investments:
        5.1 Property occupied by company........ ................... ........0.0 .....................
        5.2 Property held for production of
          income (including $......0 of
          property acquired in satisfaction of
          debt)................................. ................... ........0.0 .....................
        5.3 Property held for sale (including
          $......0 property acquired in
          satisfaction of debt)................. ................... ........0.0 .....................
6.      Contract loans..........................     ....419,439,601  ......26.2    .......419,439,601
7.      Derivatives.............................    ......14,927,361 ........0.9    ........14,927,361
8.      Receivables for securities..............   ........5,114,689 ........0.3   ..........5,114,689
9.      Securities lending (Line 10, Asset Page
        reinvested collateral).................. ................... ........0.0 .....................
10.     Cash, cash equivalents and short-term
        investments.............................    ......49,871,834 ........3.1    ........49,871,834
11.     Other invested assets...................    ......13,350,604 ........0.8    ........13,350,604
                                                 ------------------------------------------------------
12.     Total invested assets...................     ..1,602,169,882  .....100.0      ...1,602,169,882

          Admitted Assets as Reported
            in the Annual Statement
--------------------------------------------------------------------
              4                         5
      Securities Lending              Total
          Reinvested               (Col. 3 + 4)           6
      Collateral Amount               Amount          Percentage
                                         -------------------------------------------------------------------
Equity interests:
3.1 Investments in mutual funds......... ............................... .................0  ............0.0
3.2 Preferred stocks:
  3.21 Affiliated....................... ............................... .................0  ............0.0
  3.22 Unaffiliated..................... ............................... .................0  ............0.0
3.3 Publicly traded equity securities
  (excluding preferred stocks):.........
  3.31 Affiliated....................... ............................... .................0  ............0.0
  3.32 Unaffiliated..................... ............................... .................0  ............0.0
3.4 Other equity securities:
  3.41 Affiliated....................... ............................... .................0  ............0.0
  3.42 Unaffiliated..................... ............................... .................0  ............0.0
3.5 Other equity interests including
  tangible personal property under
  lease:
  3.51 Affiliated....................... ............................... .................0  ............0.0
  3.52 Unaffiliated..................... ............................... .................0  ............0.0
Mortgage loans:
4.1 Construction and land development... ............................... .................0  ............0.0
4.2 Agricultural........................ ...............................   ......71,660,419  ............4.5
4.3 Single family residential properties ............................... .................0  ............0.0
4.4 Multifamily residential properties.. ............................... .................0  ............0.0
4.5 Commercial loans.................... ...............................   ......27,210,439  ............1.7
4.6 Mezzanine real estate loans......... ............................... .................0  ............0.0
Real estate investments:
5.1 Property occupied by company........ ............................... .................0  ............0.0
5.2 Property held for production of
  income (including $......0 of
  property acquired in satisfaction of
  debt)................................. ............................... .................0  ............0.0
5.3 Property held for sale (including
  $......0 property acquired in
  satisfaction of debt)................. ............................... .................0  ............0.0
Contract loans.......................... ...............................     ...419,439,601  ...........26.2
Derivatives............................. ...............................    .....14,927,361 .............0.9
Receivables for securities.............. ...............................    ......5,114,689 .............0.3
Securities lending (Line 10, Asset Page
reinvested collateral)..................             ......XXX..........    ......XXX......     ......XXX...
Cash, cash equivalents and short-term
investments............................. ...............................   ......49,871,834 .............3.1
Other invested assets................... ...............................   ......13,350,604 .............0.8
                                         -------------------------------------------------------------------
Total invested assets...................       ........................0    ..1,602,169,882  ..........100.0

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

     Report of Independent Registered Public Accounting Firm.


     Statements of Assets and Liabilities as of December 31, 2018.

     Statements of Operations for the year ended December 31, 2018.

     Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


     Notes to the Financial Statements.


The statutory-basis financial statements of the Company are included in Part B hereof and include:


     Independent Auditors' Report.


     Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2018 and 2017.

   Statutory Statements of Operations and Changes in Capital and Surplus for the years ended December 31, 2018, 2017 and 2016.

     Statutory Statements of Cash Flow for the years ended December 31, 2018, 2017 and 2016.


     Notes to Statutory Financial Statements.


     Statutory Supplemental Schedules as of and for the year ended December 31, 2018.



(b)        Exhibits

   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (2)         None.

   (3)(i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (File No. 033- 64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.

   (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 26, 2006.

   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2014.

   (viii) Principal Underwriting and Distribution Agreement between New England Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.

   (ix) Form of Brighthouse Securities, LLC Sales Agreement is incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 26, 2018.

   (4)(i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (ii)        Forms of Endorsements (TSA, Simple IRA, Living Benefits and
               Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-85442) filed on June 30, 1998.

   (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post- Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on January 21, 1999.

   (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.

   (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.

   (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033- 85442) filed on February 28, 2001.

   (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple
               Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (File No. 333-51676/811-8828) filed on April 25, 2003.

   (x) Form of Endorsement: Individual Retirement Annuity Endorsement NEL 408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 29, 2004.

   (xi) Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2010.

   (xii) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (5)(i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 033-64879) filed on December 11, 1995.

   (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 21, 1999.

   (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2000.

   (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 25, 2003.

   (6)(i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 30, 1997.

   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-85442) filed on May 1, 1998.

   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 28, 1999.

   (iv)        Amended and Restated By-Laws of Depositor (effective March 16,
               2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 27, 2001.

   (7)(a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No., effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 25, 2003.

   (8)(i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 002-80751) filed April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 033-85442) filed on January 19, 2001.

   (iv)(a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (File No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 21, 2009.

   (v)(a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-51676/811-
               8828) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2011.

   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (vii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 22, 2008.

   (ix) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.

   (x) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and New England Life Insurance Company (effective March 6,
               2017) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51676 and 811-08828) filed on April 27, 2017.

   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 033-85442) filed on April 29, 2004.


   (10)(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith).


   (ii) Consent of Independent Auditors (Deloitte & Touche) (Filed herewith.)

   (11)        None

   (12)        None

   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


   (14) Powers of Attorney for Conor E. Murphy, Kimberly A. Berwanger, Kumar Das Gupta, Meghan S. Doscher, Lynn A. Dumais, Tara Figard, Jeffrey Halperin, Donald Leintz and Gianna H. Figaro-Sterling. (Filed herewith.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------




Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277




Kumar Das Gupta                     Director and Vice President
11225 North Community House Road
Charlotte, NC 28277




Meghan S. Doscher                   Director and Vice President
11225 North Community House Road
Charlotte, NC 28277



Lynn A. Dumais                      Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277



Tara Figard                         Director and Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey P. Halperin                 Director, Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Director
11225 North Community House Road
Charlotte, NC 28277




Conor Murphy                         President, Director, Chairman of the Board and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277




Robert Allen                         Vice President and Chief Information Security Officer
11225 North Community House Road,
Charlotte, NC 28277



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin                 Vice President
18205 Crane Nest Dr., Floor 5
Tampa, FL 33647




Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Nancy Davenport                     Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Gianna Figaro-Sterling              Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277




Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277




Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz                 Vice President and Assistant Secretary
285 Madison Avenue, Suite 1400
New York, NY 10017



John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960



Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277



Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277

Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277



Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Francis teGroen                     Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277




Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Antoine Walthour                    Vice President
11225 North Community House Road
Charlotte, NC 28277




Mark Wessell                        Vice President
11225 North Community House Road
Charlotte, NC 28277



James Wiviott                  Vice President and Chief Investment Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960




Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company ("NELICO" or the "Company") under Massachusetts Insurance law. NELICO is an indirect subsidiary of Brighthouse Financial, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES


                            AS OF DECEMBER 31, 2018




The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.


That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)         The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)



ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2019, there were 27,809 owners of tax-qualified contracts and 10,261 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).


ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

   (a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

   (b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


         POSITIONS AND OFFICES WITH
NAME     PRINCIPAL UNDERWRITER
------   ---------------------------



Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277




Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960

(c)Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.



                                            (2)
                (1)                  NET UNDERWRITING        (3)            (4)
         NAME OF PRINCIPAL             DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
            UNDERWRITER                 COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$5,284,609         $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.



ITEM 31. MANAGEMENT SERVICES


Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of NELICO to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by NELICO for the period ended December 31, 2018 was $1,509,755.



ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and the State of North Carolina, on the 26th day of April, 2019.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Kevin G. Finneran
  -----------------------
Kevin G. Finneran
Vice President

By: NEW ENGLAND LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Kevin G. Finneran
    ---------------------
Kevin G. Finneran
Vice President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 26, 2019.


         Signature                                              Title
     /s/ Conor E. Murphy*     Chairman of the Board, President, Chief Executive Officer and a Director
------------------------
      Conor E. Murphy



   /s/ Kimberly A. Berwanger*      Director and Vice President
------------------------
      Kimberly A. Berwanger



     /s/ Kumar Das Gupta*     Director
------------------------
        Kumar Das Gupta



    /s/ Meghan S. Doscher*      Director and Vice President
------------------------
       Meghan S. Doscher



      /s/ Lynn A. Dumais*     Director, Vice President and Chief Financial Officer
------------------------
       Lynn A. Dumais



      /s/ Tara Figard*        Director and Vice President
------------------------
        Tara Figard



     /s/ Jeffrey Halperin*      Director, Vice President and Chief Compliance Officer
------------------------
        Jeffrey Halperin



      /s/ Donald Leintz*      Director
------------------------
       Donald Leintz



  /s/ Gianna H. Figaro-Sterling*      Vice President and Controller
------------------------
                                      (principal accounting officer)
     Gianna H. Figaro-Sterling

By: /s/ Michele H. Abate
    --------------------
     Michele H. Abate, Attorney-In-Fact
     April 26, 2019

* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS




(10)(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


(10)(ii)       Consent of Independent Auditors (Deloitte & Touche LLP)


(14)           Powers of Attorney